UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-02178
MFS SERIES TRUST XII
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
April 30
Date of reporting period:
April 30, 2025
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Lifetime® 2025 Fund
Class A-LTTAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2025 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
A	$26	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class A shares of the MFS Lifetime 2025 Fund (fund) provided a total return of 7.92%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2025 Fund Blended Index (Blended Index), generated a return of 9.34%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	7.92%	5.62%	5.05%
A with initial sales charge (5.75%)	1.71%	4.38%	4.43%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2025 Fund Blended Index ∆	9.34%	4.85%	5.08%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2025 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Bloomberg U.S. Aggregate Bond Index	69.90%
Standard & Poor's 500 Stock Index	20.80%
MSCI EAFE Index (net div)	5.30%
Bloomberg Commodity Index	2.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	350,258,900	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	9
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	19.0%
MFS Total Return Bond Fund	19.0%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.5%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.1%
MFS Blended Research International Equity Fund	2.7%
MFS Institutional Money Market Portfolio	2.5%
MFS High Income Fund	2.2%
MFS Blended Research Value Equity Fund	2.1%
MFS Value Fund	2.1%
MFS Global Real Estate Fund	2.0%
MFS Commodity Strategy Fund	1.9%
MFS Blended Research Growth Equity Fund	1.7%
MFS Growth Fund	1.7%
MFS Research Fund	1.7%
MFS Blended Research Core Equity Fund	1.7%
MFS Mid Cap Growth Fund	1.6%
MFS Research International Fund	1.6%
MFS Mid Cap Value Fund	1.6%
MFS Emerging Markets Debt Local Currency Fund	1.1%
MFS Emerging Markets Debt Fund	1.1%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Growth Fund	0.6%
MFS International Intrinsic Value Fund	0.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L25A-ANN

MFS® Lifetime® 2025 Fund
Class B-LTTBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2025 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
B	$104	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class B shares of the MFS Lifetime 2025 Fund (fund) provided a total return of 7.06%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2025 Fund Blended Index (Blended Index), generated a return of 9.34%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	7.06%	4.82%	4.25%
B with CDSC (declining over six years from 4% to 0%)×	3.06%	4.49%	4.25%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2025 Fund Blended Index ∆	9.34%	4.85%	5.08%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
The MFS Lifetime 2025 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Bloomberg U.S. Aggregate Bond Index	69.90%
Standard & Poor's 500 Stock Index	20.80%
MSCI EAFE Index (net div)	5.30%
Bloomberg Commodity Index	2.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	350,258,900	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	9
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	19.0%
MFS Total Return Bond Fund	19.0%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.5%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.1%
MFS Blended Research International Equity Fund	2.7%
MFS Institutional Money Market Portfolio	2.5%
MFS High Income Fund	2.2%
MFS Blended Research Value Equity Fund	2.1%
MFS Value Fund	2.1%
MFS Global Real Estate Fund	2.0%
MFS Commodity Strategy Fund	1.9%
MFS Blended Research Growth Equity Fund	1.7%
MFS Growth Fund	1.7%
MFS Research Fund	1.7%
MFS Blended Research Core Equity Fund	1.7%
MFS Mid Cap Growth Fund	1.6%
MFS Research International Fund	1.6%
MFS Mid Cap Value Fund	1.6%
MFS Emerging Markets Debt Local Currency Fund	1.1%
MFS Emerging Markets Debt Fund	1.1%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Growth Fund	0.6%
MFS International Intrinsic Value Fund	0.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L25B-ANN

MFS® Lifetime® 2025 Fund
Class C-LTTCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2025 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
C	$104	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class C shares of the MFS Lifetime 2025 Fund (fund) provided a total return of 7.06%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2025 Fund Blended Index (Blended Index), generated a return of 9.34%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	7.06%	4.83%	4.25%
C with CDSC (1% for 12 months)×	6.06%	4.83%	4.25%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2025 Fund Blended Index ∆	9.34%	4.85%	5.08%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
The MFS Lifetime 2025 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Bloomberg U.S. Aggregate Bond Index	69.90%
Standard & Poor's 500 Stock Index	20.80%
MSCI EAFE Index (net div)	5.30%
Bloomberg Commodity Index	2.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	350,258,900	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	9
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	19.0%
MFS Total Return Bond Fund	19.0%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.5%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.1%
MFS Blended Research International Equity Fund	2.7%
MFS Institutional Money Market Portfolio	2.5%
MFS High Income Fund	2.2%
MFS Blended Research Value Equity Fund	2.1%
MFS Value Fund	2.1%
MFS Global Real Estate Fund	2.0%
MFS Commodity Strategy Fund	1.9%
MFS Blended Research Growth Equity Fund	1.7%
MFS Growth Fund	1.7%
MFS Research Fund	1.7%
MFS Blended Research Core Equity Fund	1.7%
MFS Mid Cap Growth Fund	1.6%
MFS Research International Fund	1.6%
MFS Mid Cap Value Fund	1.6%
MFS Emerging Markets Debt Local Currency Fund	1.1%
MFS Emerging Markets Debt Fund	1.1%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Growth Fund	0.6%
MFS International Intrinsic Value Fund	0.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L25C-ANN

MFS® Lifetime® 2025 Fund
Class I-LTTIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2025 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
I	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class I shares of the MFS Lifetime 2025 Fund (fund) provided a total return of 8.12%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2025 Fund Blended Index (Blended Index), generated a return of 9.34%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	8.12%	5.88%	5.29%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2025 Fund Blended Index ∆	9.34%	4.85%	5.08%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2025 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Bloomberg U.S. Aggregate Bond Index	69.90%
Standard & Poor's 500 Stock Index	20.80%
MSCI EAFE Index (net div)	5.30%
Bloomberg Commodity Index	2.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	350,258,900	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	9
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	19.0%
MFS Total Return Bond Fund	19.0%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.5%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.1%
MFS Blended Research International Equity Fund	2.7%
MFS Institutional Money Market Portfolio	2.5%
MFS High Income Fund	2.2%
MFS Blended Research Value Equity Fund	2.1%
MFS Value Fund	2.1%
MFS Global Real Estate Fund	2.0%
MFS Commodity Strategy Fund	1.9%
MFS Blended Research Growth Equity Fund	1.7%
MFS Growth Fund	1.7%
MFS Research Fund	1.7%
MFS Blended Research Core Equity Fund	1.7%
MFS Mid Cap Growth Fund	1.6%
MFS Research International Fund	1.6%
MFS Mid Cap Value Fund	1.6%
MFS Emerging Markets Debt Local Currency Fund	1.1%
MFS Emerging Markets Debt Fund	1.1%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Growth Fund	0.6%
MFS International Intrinsic Value Fund	0.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L25I-ANN

MFS® Lifetime® 2025 Fund
Class R1-LTTRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2025 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R1	$104	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R1 shares of the MFS Lifetime 2025 Fund (fund) provided a total return of 7.06%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2025 Fund Blended Index (Blended Index), generated a return of 9.34%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	7.06%	4.82%	4.24%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2025 Fund Blended Index ∆	9.34%	4.85%	5.08%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2025 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Bloomberg U.S. Aggregate Bond Index	69.90%
Standard & Poor's 500 Stock Index	20.80%
MSCI EAFE Index (net div)	5.30%
Bloomberg Commodity Index	2.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	350,258,900	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	9
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	19.0%
MFS Total Return Bond Fund	19.0%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.5%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.1%
MFS Blended Research International Equity Fund	2.7%
MFS Institutional Money Market Portfolio	2.5%
MFS High Income Fund	2.2%
MFS Blended Research Value Equity Fund	2.1%
MFS Value Fund	2.1%
MFS Global Real Estate Fund	2.0%
MFS Commodity Strategy Fund	1.9%
MFS Blended Research Growth Equity Fund	1.7%
MFS Growth Fund	1.7%
MFS Research Fund	1.7%
MFS Blended Research Core Equity Fund	1.7%
MFS Mid Cap Growth Fund	1.6%
MFS Research International Fund	1.6%
MFS Mid Cap Value Fund	1.6%
MFS Emerging Markets Debt Local Currency Fund	1.1%
MFS Emerging Markets Debt Fund	1.1%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Growth Fund	0.6%
MFS International Intrinsic Value Fund	0.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L25R1-ANN

MFS® Lifetime® 2025 Fund
Class R2-LTTSX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2025 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R2	$52	0.50%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R2 shares of the MFS Lifetime 2025 Fund (fund) provided a total return of 7.54%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2025 Fund Blended Index (Blended Index), generated a return of 9.34%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	7.54%	5.35%	4.76%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2025 Fund Blended Index ∆	9.34%	4.85%	5.08%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2025 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Bloomberg U.S. Aggregate Bond Index	69.90%
Standard & Poor's 500 Stock Index	20.80%
MSCI EAFE Index (net div)	5.30%
Bloomberg Commodity Index	2.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	350,258,900	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	9
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	19.0%
MFS Total Return Bond Fund	19.0%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.5%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.1%
MFS Blended Research International Equity Fund	2.7%
MFS Institutional Money Market Portfolio	2.5%
MFS High Income Fund	2.2%
MFS Blended Research Value Equity Fund	2.1%
MFS Value Fund	2.1%
MFS Global Real Estate Fund	2.0%
MFS Commodity Strategy Fund	1.9%
MFS Blended Research Growth Equity Fund	1.7%
MFS Growth Fund	1.7%
MFS Research Fund	1.7%
MFS Blended Research Core Equity Fund	1.7%
MFS Mid Cap Growth Fund	1.6%
MFS Research International Fund	1.6%
MFS Mid Cap Value Fund	1.6%
MFS Emerging Markets Debt Local Currency Fund	1.1%
MFS Emerging Markets Debt Fund	1.1%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Growth Fund	0.6%
MFS International Intrinsic Value Fund	0.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L25R2-ANN

MFS® Lifetime® 2025 Fund
Class R3-LTTTX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2025 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R3	$26	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R3 shares of the MFS Lifetime 2025 Fund (fund) provided a total return of 7.83%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2025 Fund Blended Index (Blended Index), generated a return of 9.34%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	7.83%	5.61%	5.03%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2025 Fund Blended Index ∆	9.34%	4.85%	5.08%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2025 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Bloomberg U.S. Aggregate Bond Index	69.90%
Standard & Poor's 500 Stock Index	20.80%
MSCI EAFE Index (net div)	5.30%
Bloomberg Commodity Index	2.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	350,258,900	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	9
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	19.0%
MFS Total Return Bond Fund	19.0%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.5%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.1%
MFS Blended Research International Equity Fund	2.7%
MFS Institutional Money Market Portfolio	2.5%
MFS High Income Fund	2.2%
MFS Blended Research Value Equity Fund	2.1%
MFS Value Fund	2.1%
MFS Global Real Estate Fund	2.0%
MFS Commodity Strategy Fund	1.9%
MFS Blended Research Growth Equity Fund	1.7%
MFS Growth Fund	1.7%
MFS Research Fund	1.7%
MFS Blended Research Core Equity Fund	1.7%
MFS Mid Cap Growth Fund	1.6%
MFS Research International Fund	1.6%
MFS Mid Cap Value Fund	1.6%
MFS Emerging Markets Debt Local Currency Fund	1.1%
MFS Emerging Markets Debt Fund	1.1%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Growth Fund	0.6%
MFS International Intrinsic Value Fund	0.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L25R3-ANN

MFS® Lifetime® 2025 Fund
Class R4-LTTUX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2025 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R4	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R4 shares of the MFS Lifetime 2025 Fund (fund) provided a total return of 8.15%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2025 Fund Blended Index (Blended Index), generated a return of 9.34%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	8.15%	5.89%	5.30%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2025 Fund Blended Index ∆	9.34%	4.85%	5.08%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2025 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Bloomberg U.S. Aggregate Bond Index	69.90%
Standard & Poor's 500 Stock Index	20.80%
MSCI EAFE Index (net div)	5.30%
Bloomberg Commodity Index	2.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	350,258,900	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	9
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	19.0%
MFS Total Return Bond Fund	19.0%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.5%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.1%
MFS Blended Research International Equity Fund	2.7%
MFS Institutional Money Market Portfolio	2.5%
MFS High Income Fund	2.2%
MFS Blended Research Value Equity Fund	2.1%
MFS Value Fund	2.1%
MFS Global Real Estate Fund	2.0%
MFS Commodity Strategy Fund	1.9%
MFS Blended Research Growth Equity Fund	1.7%
MFS Growth Fund	1.7%
MFS Research Fund	1.7%
MFS Blended Research Core Equity Fund	1.7%
MFS Mid Cap Growth Fund	1.6%
MFS Research International Fund	1.6%
MFS Mid Cap Value Fund	1.6%
MFS Emerging Markets Debt Local Currency Fund	1.1%
MFS Emerging Markets Debt Fund	1.1%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Growth Fund	0.6%
MFS International Intrinsic Value Fund	0.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L25R4-ANN

MFS® Lifetime® 2025 Fund
Class R6-LTTKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2025 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R6 shares of the MFS Lifetime 2025 Fund (fund) provided a total return of 8.32%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2025 Fund Blended Index (Blended Index), generated a return of 9.34%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	8.32%	6.02%	5.81%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	13.43%
MFS Lifetime 2025 Fund Blended Index ∆	9.34%	4.85%	5.45%
*	For the period from the commencement of the class's investment operations, August 29, 2016 through April 30, 2025.
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2025 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Bloomberg U.S. Aggregate Bond Index	69.90%
Standard & Poor's 500 Stock Index	20.80%
MSCI EAFE Index (net div)	5.30%
Bloomberg Commodity Index	2.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	350,258,900	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	9
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	19.0%
MFS Total Return Bond Fund	19.0%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.5%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.1%
MFS Blended Research International Equity Fund	2.7%
MFS Institutional Money Market Portfolio	2.5%
MFS High Income Fund	2.2%
MFS Blended Research Value Equity Fund	2.1%
MFS Value Fund	2.1%
MFS Global Real Estate Fund	2.0%
MFS Commodity Strategy Fund	1.9%
MFS Blended Research Growth Equity Fund	1.7%
MFS Growth Fund	1.7%
MFS Research Fund	1.7%
MFS Blended Research Core Equity Fund	1.7%
MFS Mid Cap Growth Fund	1.6%
MFS Research International Fund	1.6%
MFS Mid Cap Value Fund	1.6%
MFS Emerging Markets Debt Local Currency Fund	1.1%
MFS Emerging Markets Debt Fund	1.1%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Growth Fund	0.6%
MFS International Intrinsic Value Fund	0.5%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L25R6-ANN

MFS® Lifetime® 2030 Fund
Class A-MLTAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2030 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
A	$25	0.24%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class A shares of the MFS Lifetime 2030 Fund (fund) provided a total return of 8.27%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2030 Fund Blended Index (Blended Index), generated a return of 9.94%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	8.27%	7.67%	6.30%
A with initial sales charge (5.75%)	2.04%	6.40%	5.67%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2030 Fund Blended Index ∆	9.94%	7.50%	6.50%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2030 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Bloomberg U.S. Aggregate Bond Index	58.00%
Standard & Poor's 500 Stock Index	29.30%
MSCI EAFE Index (net div)	8.50%
Bloomberg Commodity Index	2.10%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.10%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	741,657,983	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	9
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.0%
MFS Inflation-Adjusted Bond Fund	9.8%
MFS Government Securities Fund	9.6%
MFS Limited Maturity Fund	9.1%
MFS Global Opportunistic Bond Fund	6.9%
MFS Blended Research International Equity Fund	4.2%
MFS Blended Research Mid Cap Equity Fund	4.2%
MFS High Income Fund	4.0%
MFS Value Fund	3.1%
MFS Blended Research Value Equity Fund	3.1%
MFS Blended Research Core Equity Fund	2.7%
MFS Research Fund	2.7%
MFS Growth Fund	2.7%
MFS Blended Research Growth Equity Fund	2.6%
MFS Institutional Money Market Portfolio	2.5%
MFS Mid Cap Growth Fund	2.1%
MFS Research International Fund	2.1%
MFS Mid Cap Value Fund	2.1%
MFS Global Real Estate Fund	2.1%
MFS Emerging Markets Debt Fund	2.1%
MFS Commodity Strategy Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Intrinsic Value Fund	1.1%
MFS International Growth Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
MFS International New Discovery Fund	0.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
ML3A-ANN

MFS® Lifetime® 2030 Fund
Class B-MLTBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2030 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
B	$103	0.99%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class B shares of the MFS Lifetime 2030 Fund (fund) provided a total return of 7.47%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2030 Fund Blended Index (Blended Index), generated a return of 9.94%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	7.47%	6.86%	5.50%
B with CDSC (declining over six years from 4% to 0%)×	3.47%	6.55%	5.50%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2030 Fund Blended Index ∆	9.94%	7.50%	6.50%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
The MFS Lifetime 2030 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Bloomberg U.S. Aggregate Bond Index	58.00%
Standard & Poor's 500 Stock Index	29.30%
MSCI EAFE Index (net div)	8.50%
Bloomberg Commodity Index	2.10%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.10%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	741,657,983	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	9
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.0%
MFS Inflation-Adjusted Bond Fund	9.8%
MFS Government Securities Fund	9.6%
MFS Limited Maturity Fund	9.1%
MFS Global Opportunistic Bond Fund	6.9%
MFS Blended Research International Equity Fund	4.2%
MFS Blended Research Mid Cap Equity Fund	4.2%
MFS High Income Fund	4.0%
MFS Value Fund	3.1%
MFS Blended Research Value Equity Fund	3.1%
MFS Blended Research Core Equity Fund	2.7%
MFS Research Fund	2.7%
MFS Growth Fund	2.7%
MFS Blended Research Growth Equity Fund	2.6%
MFS Institutional Money Market Portfolio	2.5%
MFS Mid Cap Growth Fund	2.1%
MFS Research International Fund	2.1%
MFS Mid Cap Value Fund	2.1%
MFS Global Real Estate Fund	2.1%
MFS Emerging Markets Debt Fund	2.1%
MFS Commodity Strategy Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Intrinsic Value Fund	1.1%
MFS International Growth Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
MFS International New Discovery Fund	0.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
ML3B-ANN

MFS® Lifetime® 2030 Fund
Class C-MLTCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2030 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
C	$103	0.99%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class C shares of the MFS Lifetime 2030 Fund (fund) provided a total return of 7.44%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2030 Fund Blended Index (Blended Index), generated a return of 9.94%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	7.44%	6.86%	5.50%
C with CDSC (1% for 12 months)×	6.44%	6.86%	5.50%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2030 Fund Blended Index ∆	9.94%	7.50%	6.50%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
The MFS Lifetime 2030 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Bloomberg U.S. Aggregate Bond Index	58.00%
Standard & Poor's 500 Stock Index	29.30%
MSCI EAFE Index (net div)	8.50%
Bloomberg Commodity Index	2.10%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.10%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	741,657,983	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	9
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.0%
MFS Inflation-Adjusted Bond Fund	9.8%
MFS Government Securities Fund	9.6%
MFS Limited Maturity Fund	9.1%
MFS Global Opportunistic Bond Fund	6.9%
MFS Blended Research International Equity Fund	4.2%
MFS Blended Research Mid Cap Equity Fund	4.2%
MFS High Income Fund	4.0%
MFS Value Fund	3.1%
MFS Blended Research Value Equity Fund	3.1%
MFS Blended Research Core Equity Fund	2.7%
MFS Research Fund	2.7%
MFS Growth Fund	2.7%
MFS Blended Research Growth Equity Fund	2.6%
MFS Institutional Money Market Portfolio	2.5%
MFS Mid Cap Growth Fund	2.1%
MFS Research International Fund	2.1%
MFS Mid Cap Value Fund	2.1%
MFS Global Real Estate Fund	2.1%
MFS Emerging Markets Debt Fund	2.1%
MFS Commodity Strategy Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Intrinsic Value Fund	1.1%
MFS International Growth Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
MFS International New Discovery Fund	0.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
ML3C-ANN

MFS® Lifetime® 2030 Fund
Class I-MLTIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2030 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
I	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class I shares of the MFS Lifetime 2030 Fund (fund) provided a total return of 8.52%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2030 Fund Blended Index (Blended Index), generated a return of 9.94%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	8.52%	7.93%	6.54%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2030 Fund Blended Index ∆	9.94%	7.50%	6.50%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2030 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Bloomberg U.S. Aggregate Bond Index	58.00%
Standard & Poor's 500 Stock Index	29.30%
MSCI EAFE Index (net div)	8.50%
Bloomberg Commodity Index	2.10%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.10%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	741,657,983	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	9
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.0%
MFS Inflation-Adjusted Bond Fund	9.8%
MFS Government Securities Fund	9.6%
MFS Limited Maturity Fund	9.1%
MFS Global Opportunistic Bond Fund	6.9%
MFS Blended Research International Equity Fund	4.2%
MFS Blended Research Mid Cap Equity Fund	4.2%
MFS High Income Fund	4.0%
MFS Value Fund	3.1%
MFS Blended Research Value Equity Fund	3.1%
MFS Blended Research Core Equity Fund	2.7%
MFS Research Fund	2.7%
MFS Growth Fund	2.7%
MFS Blended Research Growth Equity Fund	2.6%
MFS Institutional Money Market Portfolio	2.5%
MFS Mid Cap Growth Fund	2.1%
MFS Research International Fund	2.1%
MFS Mid Cap Value Fund	2.1%
MFS Global Real Estate Fund	2.1%
MFS Emerging Markets Debt Fund	2.1%
MFS Commodity Strategy Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Intrinsic Value Fund	1.1%
MFS International Growth Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
MFS International New Discovery Fund	0.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
ML3I-ANN

MFS® Lifetime® 2030 Fund
Class R1-MLTEX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2030 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R1	$103	0.99%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R1 shares of the MFS Lifetime 2030 Fund (fund) provided a total return of 7.40%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2030 Fund Blended Index (Blended Index), generated a return of 9.94%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	7.40%	6.85%	5.50%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2030 Fund Blended Index ∆	9.94%	7.50%	6.50%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2030 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Bloomberg U.S. Aggregate Bond Index	58.00%
Standard & Poor's 500 Stock Index	29.30%
MSCI EAFE Index (net div)	8.50%
Bloomberg Commodity Index	2.10%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.10%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	741,657,983	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	9
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.0%
MFS Inflation-Adjusted Bond Fund	9.8%
MFS Government Securities Fund	9.6%
MFS Limited Maturity Fund	9.1%
MFS Global Opportunistic Bond Fund	6.9%
MFS Blended Research International Equity Fund	4.2%
MFS Blended Research Mid Cap Equity Fund	4.2%
MFS High Income Fund	4.0%
MFS Value Fund	3.1%
MFS Blended Research Value Equity Fund	3.1%
MFS Blended Research Core Equity Fund	2.7%
MFS Research Fund	2.7%
MFS Growth Fund	2.7%
MFS Blended Research Growth Equity Fund	2.6%
MFS Institutional Money Market Portfolio	2.5%
MFS Mid Cap Growth Fund	2.1%
MFS Research International Fund	2.1%
MFS Mid Cap Value Fund	2.1%
MFS Global Real Estate Fund	2.1%
MFS Emerging Markets Debt Fund	2.1%
MFS Commodity Strategy Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Intrinsic Value Fund	1.1%
MFS International Growth Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
MFS International New Discovery Fund	0.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
ML3R1-ANN

MFS® Lifetime® 2030 Fund
Class R2-MLTGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2030 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R2	$51	0.49%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R2 shares of the MFS Lifetime 2030 Fund (fund) provided a total return of 7.99%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2030 Fund Blended Index (Blended Index), generated a return of 9.94%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	7.99%	7.40%	6.03%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2030 Fund Blended Index ∆	9.94%	7.50%	6.50%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2030 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Bloomberg U.S. Aggregate Bond Index	58.00%
Standard & Poor's 500 Stock Index	29.30%
MSCI EAFE Index (net div)	8.50%
Bloomberg Commodity Index	2.10%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.10%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	741,657,983	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	9
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.0%
MFS Inflation-Adjusted Bond Fund	9.8%
MFS Government Securities Fund	9.6%
MFS Limited Maturity Fund	9.1%
MFS Global Opportunistic Bond Fund	6.9%
MFS Blended Research International Equity Fund	4.2%
MFS Blended Research Mid Cap Equity Fund	4.2%
MFS High Income Fund	4.0%
MFS Value Fund	3.1%
MFS Blended Research Value Equity Fund	3.1%
MFS Blended Research Core Equity Fund	2.7%
MFS Research Fund	2.7%
MFS Growth Fund	2.7%
MFS Blended Research Growth Equity Fund	2.6%
MFS Institutional Money Market Portfolio	2.5%
MFS Mid Cap Growth Fund	2.1%
MFS Research International Fund	2.1%
MFS Mid Cap Value Fund	2.1%
MFS Global Real Estate Fund	2.1%
MFS Emerging Markets Debt Fund	2.1%
MFS Commodity Strategy Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Intrinsic Value Fund	1.1%
MFS International Growth Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
MFS International New Discovery Fund	0.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
ML3R2-ANN

MFS® Lifetime® 2030 Fund
Class R3-MLTHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2030 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R3	$25	0.24%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R3 shares of the MFS Lifetime 2030 Fund (fund) provided a total return of 8.21%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2030 Fund Blended Index (Blended Index), generated a return of 9.94%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	8.21%	7.65%	6.29%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2030 Fund Blended Index ∆	9.94%	7.50%	6.50%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2030 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Bloomberg U.S. Aggregate Bond Index	58.00%
Standard & Poor's 500 Stock Index	29.30%
MSCI EAFE Index (net div)	8.50%
Bloomberg Commodity Index	2.10%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.10%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	741,657,983	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	9
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.0%
MFS Inflation-Adjusted Bond Fund	9.8%
MFS Government Securities Fund	9.6%
MFS Limited Maturity Fund	9.1%
MFS Global Opportunistic Bond Fund	6.9%
MFS Blended Research International Equity Fund	4.2%
MFS Blended Research Mid Cap Equity Fund	4.2%
MFS High Income Fund	4.0%
MFS Value Fund	3.1%
MFS Blended Research Value Equity Fund	3.1%
MFS Blended Research Core Equity Fund	2.7%
MFS Research Fund	2.7%
MFS Growth Fund	2.7%
MFS Blended Research Growth Equity Fund	2.6%
MFS Institutional Money Market Portfolio	2.5%
MFS Mid Cap Growth Fund	2.1%
MFS Research International Fund	2.1%
MFS Mid Cap Value Fund	2.1%
MFS Global Real Estate Fund	2.1%
MFS Emerging Markets Debt Fund	2.1%
MFS Commodity Strategy Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Intrinsic Value Fund	1.1%
MFS International Growth Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
MFS International New Discovery Fund	0.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
ML3R3-ANN

MFS® Lifetime® 2030 Fund
Class R4-MLTJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2030 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R4	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R4 shares of the MFS Lifetime 2030 Fund (fund) provided a total return of 8.51%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2030 Fund Blended Index (Blended Index), generated a return of 9.94%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	8.51%	7.94%	6.56%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2030 Fund Blended Index ∆	9.94%	7.50%	6.50%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2030 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Bloomberg U.S. Aggregate Bond Index	58.00%
Standard & Poor's 500 Stock Index	29.30%
MSCI EAFE Index (net div)	8.50%
Bloomberg Commodity Index	2.10%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.10%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	741,657,983	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	9
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.0%
MFS Inflation-Adjusted Bond Fund	9.8%
MFS Government Securities Fund	9.6%
MFS Limited Maturity Fund	9.1%
MFS Global Opportunistic Bond Fund	6.9%
MFS Blended Research International Equity Fund	4.2%
MFS Blended Research Mid Cap Equity Fund	4.2%
MFS High Income Fund	4.0%
MFS Value Fund	3.1%
MFS Blended Research Value Equity Fund	3.1%
MFS Blended Research Core Equity Fund	2.7%
MFS Research Fund	2.7%
MFS Growth Fund	2.7%
MFS Blended Research Growth Equity Fund	2.6%
MFS Institutional Money Market Portfolio	2.5%
MFS Mid Cap Growth Fund	2.1%
MFS Research International Fund	2.1%
MFS Mid Cap Value Fund	2.1%
MFS Global Real Estate Fund	2.1%
MFS Emerging Markets Debt Fund	2.1%
MFS Commodity Strategy Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Intrinsic Value Fund	1.1%
MFS International Growth Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
MFS International New Discovery Fund	0.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
ML3R4-ANN

MFS® Lifetime® 2030 Fund
Class R6-MLTKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2030 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R6 shares of the MFS Lifetime 2030 Fund (fund) provided a total return of 8.68%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2030 Fund Blended Index (Blended Index), generated a return of 9.94%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	8.68%	8.09%	7.29%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	13.43%
MFS Lifetime 2030 Fund Blended Index ∆	9.94%	7.50%	7.20%
*	For the period from the commencement of the class's investment operations, August 29, 2016 through April 30, 2025.
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2030 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Bloomberg U.S. Aggregate Bond Index	58.00%
Standard & Poor's 500 Stock Index	29.30%
MSCI EAFE Index (net div)	8.50%
Bloomberg Commodity Index	2.10%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.10%
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	741,657,983	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	9
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	14.0%
MFS Inflation-Adjusted Bond Fund	9.8%
MFS Government Securities Fund	9.6%
MFS Limited Maturity Fund	9.1%
MFS Global Opportunistic Bond Fund	6.9%
MFS Blended Research International Equity Fund	4.2%
MFS Blended Research Mid Cap Equity Fund	4.2%
MFS High Income Fund	4.0%
MFS Value Fund	3.1%
MFS Blended Research Value Equity Fund	3.1%
MFS Blended Research Core Equity Fund	2.7%
MFS Research Fund	2.7%
MFS Growth Fund	2.7%
MFS Blended Research Growth Equity Fund	2.6%
MFS Institutional Money Market Portfolio	2.5%
MFS Mid Cap Growth Fund	2.1%
MFS Research International Fund	2.1%
MFS Mid Cap Value Fund	2.1%
MFS Global Real Estate Fund	2.1%
MFS Emerging Markets Debt Fund	2.1%
MFS Commodity Strategy Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Intrinsic Value Fund	1.1%
MFS International Growth Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
MFS International New Discovery Fund	0.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
ML3R6-ANN

MFS® Lifetime® 2035 Fund
Class A-LFEAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2035 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
A	$26	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class A shares of the MFS Lifetime 2035 Fund (fund) provided a total return of 8.65%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2035 Fund Blended Index (Blended Index), generated a return of 10.71%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	8.65%	10.02%	7.41%
A with initial sales charge (5.75%)	2.40%	8.73%	6.78%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2035 Fund Blended Index ∆	10.71%	10.38%	7.79%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2035 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Standard & Poor's 500 Stock Index	42.10%
Bloomberg U.S. Aggregate Bond Index	38.00%
MSCI EAFE Index (net div)	13.70%
Bloomberg Commodity Index	3.10%
FTSE EPRA Nareit Developed Real Estate Index (net div)	3.10%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	604,265,833	Total Management Fee ($)#:	0
Total Number of Holdings:	29	Portfolio Turnover Rate (%):	14
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	8.2%
MFS Total Return Bond Fund	7.6%
MFS Blended Research Mid Cap Equity Fund	7.4%
MFS Blended Research International Equity Fund	6.6%
MFS Inflation-Adjusted Bond Fund	6.5%
MFS Global Opportunistic Bond Fund	4.6%
MFS Blended Research Value Equity Fund	4.2%
MFS Value Fund	4.1%
MFS Blended Research Growth Equity Fund	3.9%
MFS Growth Fund	3.9%
MFS High Income Fund	3.8%
MFS Blended Research Core Equity Fund	3.8%
MFS Research Fund	3.8%
MFS Mid Cap Growth Fund	3.8%
MFS Mid Cap Value Fund	3.6%
MFS Global Real Estate Fund	3.2%
MFS Research International Fund	3.2%
MFS Commodity Strategy Fund	3.0%
MFS Emerging Markets Debt Fund	2.9%
MFS Institutional Money Market Portfolio	2.2%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS International Intrinsic Value Fund	1.7%
MFS International Growth Fund	1.7%
MFS Blended Research Small Cap Equity Fund	1.6%
MFS International New Discovery Fund	1.1%
MFS New Discovery Fund	0.8%
MFS New Discovery Value Fund	0.8%
MFS Emerging Markets Equity Fund	0.1%
MFS Blended Research Emerging Markets Equity Fund	0.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L35A-ANN

MFS® Lifetime® 2035 Fund
Class B-LFEBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2035 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
B	$104	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class B shares of the MFS Lifetime 2035 Fund (fund) provided a total return of 7.85%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2035 Fund Blended Index (Blended Index), generated a return of 10.71%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	7.85%	9.20%	6.61%
B with CDSC (declining over six years from 4% to 0%)×	3.85%	8.91%	6.61%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2035 Fund Blended Index ∆	10.71%	10.38%	7.79%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
The MFS Lifetime 2035 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Standard & Poor's 500 Stock Index	42.10%
Bloomberg U.S. Aggregate Bond Index	38.00%
MSCI EAFE Index (net div)	13.70%
Bloomberg Commodity Index	3.10%
FTSE EPRA Nareit Developed Real Estate Index (net div)	3.10%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	604,265,833	Total Management Fee ($)#:	0
Total Number of Holdings:	29	Portfolio Turnover Rate (%):	14
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	8.2%
MFS Total Return Bond Fund	7.6%
MFS Blended Research Mid Cap Equity Fund	7.4%
MFS Blended Research International Equity Fund	6.6%
MFS Inflation-Adjusted Bond Fund	6.5%
MFS Global Opportunistic Bond Fund	4.6%
MFS Blended Research Value Equity Fund	4.2%
MFS Value Fund	4.1%
MFS Blended Research Growth Equity Fund	3.9%
MFS Growth Fund	3.9%
MFS High Income Fund	3.8%
MFS Blended Research Core Equity Fund	3.8%
MFS Research Fund	3.8%
MFS Mid Cap Growth Fund	3.8%
MFS Mid Cap Value Fund	3.6%
MFS Global Real Estate Fund	3.2%
MFS Research International Fund	3.2%
MFS Commodity Strategy Fund	3.0%
MFS Emerging Markets Debt Fund	2.9%
MFS Institutional Money Market Portfolio	2.2%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS International Intrinsic Value Fund	1.7%
MFS International Growth Fund	1.7%
MFS Blended Research Small Cap Equity Fund	1.6%
MFS International New Discovery Fund	1.1%
MFS New Discovery Fund	0.8%
MFS New Discovery Value Fund	0.8%
MFS Emerging Markets Equity Fund	0.1%
MFS Blended Research Emerging Markets Equity Fund	0.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L35B-ANN

MFS® Lifetime® 2035 Fund
Class C-LFECX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2035 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
C	$104	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class C shares of the MFS Lifetime 2035 Fund (fund) provided a total return of 7.87%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2035 Fund Blended Index (Blended Index), generated a return of 10.71%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	7.87%	9.19%	6.61%
C with CDSC (1% for 12 months)×	6.87%	9.19%	6.61%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2035 Fund Blended Index ∆	10.71%	10.38%	7.79%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
The MFS Lifetime 2035 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Standard & Poor's 500 Stock Index	42.10%
Bloomberg U.S. Aggregate Bond Index	38.00%
MSCI EAFE Index (net div)	13.70%
Bloomberg Commodity Index	3.10%
FTSE EPRA Nareit Developed Real Estate Index (net div)	3.10%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	604,265,833	Total Management Fee ($)#:	0
Total Number of Holdings:	29	Portfolio Turnover Rate (%):	14
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	8.2%
MFS Total Return Bond Fund	7.6%
MFS Blended Research Mid Cap Equity Fund	7.4%
MFS Blended Research International Equity Fund	6.6%
MFS Inflation-Adjusted Bond Fund	6.5%
MFS Global Opportunistic Bond Fund	4.6%
MFS Blended Research Value Equity Fund	4.2%
MFS Value Fund	4.1%
MFS Blended Research Growth Equity Fund	3.9%
MFS Growth Fund	3.9%
MFS High Income Fund	3.8%
MFS Blended Research Core Equity Fund	3.8%
MFS Research Fund	3.8%
MFS Mid Cap Growth Fund	3.8%
MFS Mid Cap Value Fund	3.6%
MFS Global Real Estate Fund	3.2%
MFS Research International Fund	3.2%
MFS Commodity Strategy Fund	3.0%
MFS Emerging Markets Debt Fund	2.9%
MFS Institutional Money Market Portfolio	2.2%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS International Intrinsic Value Fund	1.7%
MFS International Growth Fund	1.7%
MFS Blended Research Small Cap Equity Fund	1.6%
MFS International New Discovery Fund	1.1%
MFS New Discovery Fund	0.8%
MFS New Discovery Value Fund	0.8%
MFS Emerging Markets Equity Fund	0.1%
MFS Blended Research Emerging Markets Equity Fund	0.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L35C-ANN

MFS® Lifetime® 2035 Fund
Class I-LFEDX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2035 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
I	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class I shares of the MFS Lifetime 2035 Fund (fund) provided a total return of 8.88%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2035 Fund Blended Index (Blended Index), generated a return of 10.71%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	8.88%	10.30%	7.65%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2035 Fund Blended Index ∆	10.71%	10.38%	7.79%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2035 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Standard & Poor's 500 Stock Index	42.10%
Bloomberg U.S. Aggregate Bond Index	38.00%
MSCI EAFE Index (net div)	13.70%
Bloomberg Commodity Index	3.10%
FTSE EPRA Nareit Developed Real Estate Index (net div)	3.10%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	604,265,833	Total Management Fee ($)#:	0
Total Number of Holdings:	29	Portfolio Turnover Rate (%):	14
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	8.2%
MFS Total Return Bond Fund	7.6%
MFS Blended Research Mid Cap Equity Fund	7.4%
MFS Blended Research International Equity Fund	6.6%
MFS Inflation-Adjusted Bond Fund	6.5%
MFS Global Opportunistic Bond Fund	4.6%
MFS Blended Research Value Equity Fund	4.2%
MFS Value Fund	4.1%
MFS Blended Research Growth Equity Fund	3.9%
MFS Growth Fund	3.9%
MFS High Income Fund	3.8%
MFS Blended Research Core Equity Fund	3.8%
MFS Research Fund	3.8%
MFS Mid Cap Growth Fund	3.8%
MFS Mid Cap Value Fund	3.6%
MFS Global Real Estate Fund	3.2%
MFS Research International Fund	3.2%
MFS Commodity Strategy Fund	3.0%
MFS Emerging Markets Debt Fund	2.9%
MFS Institutional Money Market Portfolio	2.2%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS International Intrinsic Value Fund	1.7%
MFS International Growth Fund	1.7%
MFS Blended Research Small Cap Equity Fund	1.6%
MFS International New Discovery Fund	1.1%
MFS New Discovery Fund	0.8%
MFS New Discovery Value Fund	0.8%
MFS Emerging Markets Equity Fund	0.1%
MFS Blended Research Emerging Markets Equity Fund	0.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L35I-ANN

MFS® Lifetime® 2035 Fund
Class R1-LFERX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2035 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R1	$104	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R1 shares of the MFS Lifetime 2035 Fund (fund) provided a total return of 7.85%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2035 Fund Blended Index (Blended Index), generated a return of 10.71%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	7.85%	9.17%	6.59%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2035 Fund Blended Index ∆	10.71%	10.38%	7.79%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2035 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Standard & Poor's 500 Stock Index	42.10%
Bloomberg U.S. Aggregate Bond Index	38.00%
MSCI EAFE Index (net div)	13.70%
Bloomberg Commodity Index	3.10%
FTSE EPRA Nareit Developed Real Estate Index (net div)	3.10%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	604,265,833	Total Management Fee ($)#:	0
Total Number of Holdings:	29	Portfolio Turnover Rate (%):	14
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	8.2%
MFS Total Return Bond Fund	7.6%
MFS Blended Research Mid Cap Equity Fund	7.4%
MFS Blended Research International Equity Fund	6.6%
MFS Inflation-Adjusted Bond Fund	6.5%
MFS Global Opportunistic Bond Fund	4.6%
MFS Blended Research Value Equity Fund	4.2%
MFS Value Fund	4.1%
MFS Blended Research Growth Equity Fund	3.9%
MFS Growth Fund	3.9%
MFS High Income Fund	3.8%
MFS Blended Research Core Equity Fund	3.8%
MFS Research Fund	3.8%
MFS Mid Cap Growth Fund	3.8%
MFS Mid Cap Value Fund	3.6%
MFS Global Real Estate Fund	3.2%
MFS Research International Fund	3.2%
MFS Commodity Strategy Fund	3.0%
MFS Emerging Markets Debt Fund	2.9%
MFS Institutional Money Market Portfolio	2.2%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS International Intrinsic Value Fund	1.7%
MFS International Growth Fund	1.7%
MFS Blended Research Small Cap Equity Fund	1.6%
MFS International New Discovery Fund	1.1%
MFS New Discovery Fund	0.8%
MFS New Discovery Value Fund	0.8%
MFS Emerging Markets Equity Fund	0.1%
MFS Blended Research Emerging Markets Equity Fund	0.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L35R1-ANN

MFS® Lifetime® 2035 Fund
Class R2-LFESX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2035 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R2	$52	0.50%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R2 shares of the MFS Lifetime 2035 Fund (fund) provided a total return of 8.42%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2035 Fund Blended Index (Blended Index), generated a return of 10.71%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	8.42%	9.75%	7.15%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2035 Fund Blended Index ∆	10.71%	10.38%	7.79%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2035 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Standard & Poor's 500 Stock Index	42.10%
Bloomberg U.S. Aggregate Bond Index	38.00%
MSCI EAFE Index (net div)	13.70%
Bloomberg Commodity Index	3.10%
FTSE EPRA Nareit Developed Real Estate Index (net div)	3.10%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	604,265,833	Total Management Fee ($)#:	0
Total Number of Holdings:	29	Portfolio Turnover Rate (%):	14
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	8.2%
MFS Total Return Bond Fund	7.6%
MFS Blended Research Mid Cap Equity Fund	7.4%
MFS Blended Research International Equity Fund	6.6%
MFS Inflation-Adjusted Bond Fund	6.5%
MFS Global Opportunistic Bond Fund	4.6%
MFS Blended Research Value Equity Fund	4.2%
MFS Value Fund	4.1%
MFS Blended Research Growth Equity Fund	3.9%
MFS Growth Fund	3.9%
MFS High Income Fund	3.8%
MFS Blended Research Core Equity Fund	3.8%
MFS Research Fund	3.8%
MFS Mid Cap Growth Fund	3.8%
MFS Mid Cap Value Fund	3.6%
MFS Global Real Estate Fund	3.2%
MFS Research International Fund	3.2%
MFS Commodity Strategy Fund	3.0%
MFS Emerging Markets Debt Fund	2.9%
MFS Institutional Money Market Portfolio	2.2%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS International Intrinsic Value Fund	1.7%
MFS International Growth Fund	1.7%
MFS Blended Research Small Cap Equity Fund	1.6%
MFS International New Discovery Fund	1.1%
MFS New Discovery Fund	0.8%
MFS New Discovery Value Fund	0.8%
MFS Emerging Markets Equity Fund	0.1%
MFS Blended Research Emerging Markets Equity Fund	0.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L35R2-ANN

MFS® Lifetime® 2035 Fund
Class R3-LFETX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2035 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R3	$26	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R3 shares of the MFS Lifetime 2035 Fund (fund) provided a total return of 8.65%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2035 Fund Blended Index (Blended Index), generated a return of 10.71%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	8.65%	10.02%	7.41%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2035 Fund Blended Index ∆	10.71%	10.38%	7.79%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2035 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Standard & Poor's 500 Stock Index	42.10%
Bloomberg U.S. Aggregate Bond Index	38.00%
MSCI EAFE Index (net div)	13.70%
Bloomberg Commodity Index	3.10%
FTSE EPRA Nareit Developed Real Estate Index (net div)	3.10%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	604,265,833	Total Management Fee ($)#:	0
Total Number of Holdings:	29	Portfolio Turnover Rate (%):	14
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	8.2%
MFS Total Return Bond Fund	7.6%
MFS Blended Research Mid Cap Equity Fund	7.4%
MFS Blended Research International Equity Fund	6.6%
MFS Inflation-Adjusted Bond Fund	6.5%
MFS Global Opportunistic Bond Fund	4.6%
MFS Blended Research Value Equity Fund	4.2%
MFS Value Fund	4.1%
MFS Blended Research Growth Equity Fund	3.9%
MFS Growth Fund	3.9%
MFS High Income Fund	3.8%
MFS Blended Research Core Equity Fund	3.8%
MFS Research Fund	3.8%
MFS Mid Cap Growth Fund	3.8%
MFS Mid Cap Value Fund	3.6%
MFS Global Real Estate Fund	3.2%
MFS Research International Fund	3.2%
MFS Commodity Strategy Fund	3.0%
MFS Emerging Markets Debt Fund	2.9%
MFS Institutional Money Market Portfolio	2.2%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS International Intrinsic Value Fund	1.7%
MFS International Growth Fund	1.7%
MFS Blended Research Small Cap Equity Fund	1.6%
MFS International New Discovery Fund	1.1%
MFS New Discovery Fund	0.8%
MFS New Discovery Value Fund	0.8%
MFS Emerging Markets Equity Fund	0.1%
MFS Blended Research Emerging Markets Equity Fund	0.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L35R3-ANN

MFS® Lifetime® 2035 Fund
Class R4-LFEUX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2035 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R4	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R4 shares of the MFS Lifetime 2035 Fund (fund) provided a total return of 8.97%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2035 Fund Blended Index (Blended Index), generated a return of 10.71%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	8.97%	10.30%	7.68%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2035 Fund Blended Index ∆	10.71%	10.38%	7.79%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2035 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Standard & Poor's 500 Stock Index	42.10%
Bloomberg U.S. Aggregate Bond Index	38.00%
MSCI EAFE Index (net div)	13.70%
Bloomberg Commodity Index	3.10%
FTSE EPRA Nareit Developed Real Estate Index (net div)	3.10%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	604,265,833	Total Management Fee ($)#:	0
Total Number of Holdings:	29	Portfolio Turnover Rate (%):	14
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	8.2%
MFS Total Return Bond Fund	7.6%
MFS Blended Research Mid Cap Equity Fund	7.4%
MFS Blended Research International Equity Fund	6.6%
MFS Inflation-Adjusted Bond Fund	6.5%
MFS Global Opportunistic Bond Fund	4.6%
MFS Blended Research Value Equity Fund	4.2%
MFS Value Fund	4.1%
MFS Blended Research Growth Equity Fund	3.9%
MFS Growth Fund	3.9%
MFS High Income Fund	3.8%
MFS Blended Research Core Equity Fund	3.8%
MFS Research Fund	3.8%
MFS Mid Cap Growth Fund	3.8%
MFS Mid Cap Value Fund	3.6%
MFS Global Real Estate Fund	3.2%
MFS Research International Fund	3.2%
MFS Commodity Strategy Fund	3.0%
MFS Emerging Markets Debt Fund	2.9%
MFS Institutional Money Market Portfolio	2.2%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS International Intrinsic Value Fund	1.7%
MFS International Growth Fund	1.7%
MFS Blended Research Small Cap Equity Fund	1.6%
MFS International New Discovery Fund	1.1%
MFS New Discovery Fund	0.8%
MFS New Discovery Value Fund	0.8%
MFS Emerging Markets Equity Fund	0.1%
MFS Blended Research Emerging Markets Equity Fund	0.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L35R4-ANN

MFS® Lifetime® 2035 Fund
Class R6-LFEKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2035 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R6 shares of the MFS Lifetime 2035 Fund (fund) provided a total return of 9.09%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2035 Fund Blended Index (Blended Index), generated a return of 10.71%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	9.09%	10.47%	8.60%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	13.43%
MFS Lifetime 2035 Fund Blended Index ∆	10.71%	10.38%	8.77%
*	For the period from the commencement of the class's investment operations, August 29, 2016 through April 30, 2025.
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2035 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Standard & Poor's 500 Stock Index	42.10%
Bloomberg U.S. Aggregate Bond Index	38.00%
MSCI EAFE Index (net div)	13.70%
Bloomberg Commodity Index	3.10%
FTSE EPRA Nareit Developed Real Estate Index (net div)	3.10%
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	604,265,833	Total Management Fee ($)#:	0
Total Number of Holdings:	29	Portfolio Turnover Rate (%):	14
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Government Securities Fund	8.2%
MFS Total Return Bond Fund	7.6%
MFS Blended Research Mid Cap Equity Fund	7.4%
MFS Blended Research International Equity Fund	6.6%
MFS Inflation-Adjusted Bond Fund	6.5%
MFS Global Opportunistic Bond Fund	4.6%
MFS Blended Research Value Equity Fund	4.2%
MFS Value Fund	4.1%
MFS Blended Research Growth Equity Fund	3.9%
MFS Growth Fund	3.9%
MFS High Income Fund	3.8%
MFS Blended Research Core Equity Fund	3.8%
MFS Research Fund	3.8%
MFS Mid Cap Growth Fund	3.8%
MFS Mid Cap Value Fund	3.6%
MFS Global Real Estate Fund	3.2%
MFS Research International Fund	3.2%
MFS Commodity Strategy Fund	3.0%
MFS Emerging Markets Debt Fund	2.9%
MFS Institutional Money Market Portfolio	2.2%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS International Intrinsic Value Fund	1.7%
MFS International Growth Fund	1.7%
MFS Blended Research Small Cap Equity Fund	1.6%
MFS International New Discovery Fund	1.1%
MFS New Discovery Fund	0.8%
MFS New Discovery Value Fund	0.8%
MFS Emerging Markets Equity Fund	0.1%
MFS Blended Research Emerging Markets Equity Fund	0.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L35R6-ANN

MFS® Lifetime® 2040 Fund
Class A-MLFAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2040 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
A	$26	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class A shares of the MFS Lifetime 2040 Fund (fund) provided a total return of 8.63%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2040 Fund Blended Index (Blended Index), generated a return of 11.32%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	8.63%	10.99%	7.92%
A with initial sales charge (5.75%)	2.39%	9.69%	7.28%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2040 Fund Blended Index ∆	11.32%	11.87%	8.43%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2040 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Standard & Poor's 500 Stock Index	52.25%
MSCI EAFE Index (net div)	20.40%
Bloomberg U.S. Aggregate Bond Index	19.25%
Bloomberg Commodity Index	4.05%
FTSE EPRA Nareit Developed Real Estate Index (net div)	4.05%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	765,277,099	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	13
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	9.2%
MFS Blended Research International Equity Fund	8.9%
MFS Blended Research Value Equity Fund	5.0%
MFS Value Fund	5.0%
MFS Blended Research Growth Equity Fund	4.8%
MFS Growth Fund	4.8%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Mid Cap Growth Fund	4.6%
MFS Inflation-Adjusted Bond Fund	4.6%
MFS Mid Cap Value Fund	4.5%
MFS Global Real Estate Fund	4.1%
MFS Commodity Strategy Fund	3.9%
MFS High Income Fund	3.6%
MFS Research International Fund	3.6%
MFS Emerging Markets Debt Fund	2.7%
MFS Global Opportunistic Bond Fund	2.7%
MFS International Intrinsic Value Fund	2.6%
MFS International Growth Fund	2.6%
MFS Total Return Bond Fund	2.3%
MFS International New Discovery Fund	2.1%
MFS Blended Research Small Cap Equity Fund	2.1%
MFS Institutional Money Market Portfolio	1.9%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Emerging Markets Equity Fund	0.6%
MFS Blended Research Emerging Markets Equity Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
ML4A-ANN

MFS® Lifetime® 2040 Fund
Class B-MLFBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2040 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
B	$104	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class B shares of the MFS Lifetime 2040 Fund (fund) provided a total return of 7.80%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2040 Fund Blended Index (Blended Index), generated a return of 11.32%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	7.80%	10.16%	7.11%
B with CDSC (declining over six years from 4% to 0%)×	3.80%	9.88%	7.11%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2040 Fund Blended Index ∆	11.32%	11.87%	8.43%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
The MFS Lifetime 2040 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Standard & Poor's 500 Stock Index	52.25%
MSCI EAFE Index (net div)	20.40%
Bloomberg U.S. Aggregate Bond Index	19.25%
Bloomberg Commodity Index	4.05%
FTSE EPRA Nareit Developed Real Estate Index (net div)	4.05%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	765,277,099	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	13
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	9.2%
MFS Blended Research International Equity Fund	8.9%
MFS Blended Research Value Equity Fund	5.0%
MFS Value Fund	5.0%
MFS Blended Research Growth Equity Fund	4.8%
MFS Growth Fund	4.8%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Mid Cap Growth Fund	4.6%
MFS Inflation-Adjusted Bond Fund	4.6%
MFS Mid Cap Value Fund	4.5%
MFS Global Real Estate Fund	4.1%
MFS Commodity Strategy Fund	3.9%
MFS High Income Fund	3.6%
MFS Research International Fund	3.6%
MFS Emerging Markets Debt Fund	2.7%
MFS Global Opportunistic Bond Fund	2.7%
MFS International Intrinsic Value Fund	2.6%
MFS International Growth Fund	2.6%
MFS Total Return Bond Fund	2.3%
MFS International New Discovery Fund	2.1%
MFS Blended Research Small Cap Equity Fund	2.1%
MFS Institutional Money Market Portfolio	1.9%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Emerging Markets Equity Fund	0.6%
MFS Blended Research Emerging Markets Equity Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
ML4B-ANN

MFS® Lifetime® 2040 Fund
Class C-MLFCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2040 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
C	$104	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class C shares of the MFS Lifetime 2040 Fund (fund) provided a total return of 7.80%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2040 Fund Blended Index (Blended Index), generated a return of 11.32%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	7.80%	10.16%	7.11%
C with CDSC (1% for 12 months)×	6.80%	10.16%	7.11%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2040 Fund Blended Index ∆	11.32%	11.87%	8.43%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
The MFS Lifetime 2040 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Standard & Poor's 500 Stock Index	52.25%
MSCI EAFE Index (net div)	20.40%
Bloomberg U.S. Aggregate Bond Index	19.25%
Bloomberg Commodity Index	4.05%
FTSE EPRA Nareit Developed Real Estate Index (net div)	4.05%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	765,277,099	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	13
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	9.2%
MFS Blended Research International Equity Fund	8.9%
MFS Blended Research Value Equity Fund	5.0%
MFS Value Fund	5.0%
MFS Blended Research Growth Equity Fund	4.8%
MFS Growth Fund	4.8%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Mid Cap Growth Fund	4.6%
MFS Inflation-Adjusted Bond Fund	4.6%
MFS Mid Cap Value Fund	4.5%
MFS Global Real Estate Fund	4.1%
MFS Commodity Strategy Fund	3.9%
MFS High Income Fund	3.6%
MFS Research International Fund	3.6%
MFS Emerging Markets Debt Fund	2.7%
MFS Global Opportunistic Bond Fund	2.7%
MFS International Intrinsic Value Fund	2.6%
MFS International Growth Fund	2.6%
MFS Total Return Bond Fund	2.3%
MFS International New Discovery Fund	2.1%
MFS Blended Research Small Cap Equity Fund	2.1%
MFS Institutional Money Market Portfolio	1.9%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Emerging Markets Equity Fund	0.6%
MFS Blended Research Emerging Markets Equity Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
ML4C-ANN

MFS® Lifetime® 2040 Fund
Class I-MLFIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2040 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
I	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class I shares of the MFS Lifetime 2040 Fund (fund) provided a total return of 8.88%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2040 Fund Blended Index (Blended Index), generated a return of 11.32%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	8.88%	11.25%	8.16%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2040 Fund Blended Index ∆	11.32%	11.87%	8.43%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2040 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Standard & Poor's 500 Stock Index	52.25%
MSCI EAFE Index (net div)	20.40%
Bloomberg U.S. Aggregate Bond Index	19.25%
Bloomberg Commodity Index	4.05%
FTSE EPRA Nareit Developed Real Estate Index (net div)	4.05%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	765,277,099	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	13
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	9.2%
MFS Blended Research International Equity Fund	8.9%
MFS Blended Research Value Equity Fund	5.0%
MFS Value Fund	5.0%
MFS Blended Research Growth Equity Fund	4.8%
MFS Growth Fund	4.8%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Mid Cap Growth Fund	4.6%
MFS Inflation-Adjusted Bond Fund	4.6%
MFS Mid Cap Value Fund	4.5%
MFS Global Real Estate Fund	4.1%
MFS Commodity Strategy Fund	3.9%
MFS High Income Fund	3.6%
MFS Research International Fund	3.6%
MFS Emerging Markets Debt Fund	2.7%
MFS Global Opportunistic Bond Fund	2.7%
MFS International Intrinsic Value Fund	2.6%
MFS International Growth Fund	2.6%
MFS Total Return Bond Fund	2.3%
MFS International New Discovery Fund	2.1%
MFS Blended Research Small Cap Equity Fund	2.1%
MFS Institutional Money Market Portfolio	1.9%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Emerging Markets Equity Fund	0.6%
MFS Blended Research Emerging Markets Equity Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
ML4I-ANN

MFS® Lifetime® 2040 Fund
Class R1-MLFEX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2040 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R1	$104	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R1 shares of the MFS Lifetime 2040 Fund (fund) provided a total return of 7.82%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2040 Fund Blended Index (Blended Index), generated a return of 11.32%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	7.82%	10.15%	7.10%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2040 Fund Blended Index ∆	11.32%	11.87%	8.43%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2040 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Standard & Poor's 500 Stock Index	52.25%
MSCI EAFE Index (net div)	20.40%
Bloomberg U.S. Aggregate Bond Index	19.25%
Bloomberg Commodity Index	4.05%
FTSE EPRA Nareit Developed Real Estate Index (net div)	4.05%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	765,277,099	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	13
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	9.2%
MFS Blended Research International Equity Fund	8.9%
MFS Blended Research Value Equity Fund	5.0%
MFS Value Fund	5.0%
MFS Blended Research Growth Equity Fund	4.8%
MFS Growth Fund	4.8%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Mid Cap Growth Fund	4.6%
MFS Inflation-Adjusted Bond Fund	4.6%
MFS Mid Cap Value Fund	4.5%
MFS Global Real Estate Fund	4.1%
MFS Commodity Strategy Fund	3.9%
MFS High Income Fund	3.6%
MFS Research International Fund	3.6%
MFS Emerging Markets Debt Fund	2.7%
MFS Global Opportunistic Bond Fund	2.7%
MFS International Intrinsic Value Fund	2.6%
MFS International Growth Fund	2.6%
MFS Total Return Bond Fund	2.3%
MFS International New Discovery Fund	2.1%
MFS Blended Research Small Cap Equity Fund	2.1%
MFS Institutional Money Market Portfolio	1.9%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Emerging Markets Equity Fund	0.6%
MFS Blended Research Emerging Markets Equity Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
ML4R1-ANN

MFS® Lifetime® 2040 Fund
Class R2-MLFGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2040 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R2	$52	0.50%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R2 shares of the MFS Lifetime 2040 Fund (fund) provided a total return of 8.40%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2040 Fund Blended Index (Blended Index), generated a return of 11.32%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	8.40%	10.70%	7.65%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2040 Fund Blended Index ∆	11.32%	11.87%	8.43%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2040 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Standard & Poor's 500 Stock Index	52.25%
MSCI EAFE Index (net div)	20.40%
Bloomberg U.S. Aggregate Bond Index	19.25%
Bloomberg Commodity Index	4.05%
FTSE EPRA Nareit Developed Real Estate Index (net div)	4.05%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	765,277,099	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	13
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	9.2%
MFS Blended Research International Equity Fund	8.9%
MFS Blended Research Value Equity Fund	5.0%
MFS Value Fund	5.0%
MFS Blended Research Growth Equity Fund	4.8%
MFS Growth Fund	4.8%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Mid Cap Growth Fund	4.6%
MFS Inflation-Adjusted Bond Fund	4.6%
MFS Mid Cap Value Fund	4.5%
MFS Global Real Estate Fund	4.1%
MFS Commodity Strategy Fund	3.9%
MFS High Income Fund	3.6%
MFS Research International Fund	3.6%
MFS Emerging Markets Debt Fund	2.7%
MFS Global Opportunistic Bond Fund	2.7%
MFS International Intrinsic Value Fund	2.6%
MFS International Growth Fund	2.6%
MFS Total Return Bond Fund	2.3%
MFS International New Discovery Fund	2.1%
MFS Blended Research Small Cap Equity Fund	2.1%
MFS Institutional Money Market Portfolio	1.9%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Emerging Markets Equity Fund	0.6%
MFS Blended Research Emerging Markets Equity Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
ML4R2-ANN

MFS® Lifetime® 2040 Fund
Class R3-MLFHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2040 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R3	$26	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R3 shares of the MFS Lifetime 2040 Fund (fund) provided a total return of 8.61%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2040 Fund Blended Index (Blended Index), generated a return of 11.32%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	8.61%	10.97%	7.91%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2040 Fund Blended Index ∆	11.32%	11.87%	8.43%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2040 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Standard & Poor's 500 Stock Index	52.25%
MSCI EAFE Index (net div)	20.40%
Bloomberg U.S. Aggregate Bond Index	19.25%
Bloomberg Commodity Index	4.05%
FTSE EPRA Nareit Developed Real Estate Index (net div)	4.05%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	765,277,099	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	13
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	9.2%
MFS Blended Research International Equity Fund	8.9%
MFS Blended Research Value Equity Fund	5.0%
MFS Value Fund	5.0%
MFS Blended Research Growth Equity Fund	4.8%
MFS Growth Fund	4.8%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Mid Cap Growth Fund	4.6%
MFS Inflation-Adjusted Bond Fund	4.6%
MFS Mid Cap Value Fund	4.5%
MFS Global Real Estate Fund	4.1%
MFS Commodity Strategy Fund	3.9%
MFS High Income Fund	3.6%
MFS Research International Fund	3.6%
MFS Emerging Markets Debt Fund	2.7%
MFS Global Opportunistic Bond Fund	2.7%
MFS International Intrinsic Value Fund	2.6%
MFS International Growth Fund	2.6%
MFS Total Return Bond Fund	2.3%
MFS International New Discovery Fund	2.1%
MFS Blended Research Small Cap Equity Fund	2.1%
MFS Institutional Money Market Portfolio	1.9%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Emerging Markets Equity Fund	0.6%
MFS Blended Research Emerging Markets Equity Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
ML4R3-ANN

MFS® Lifetime® 2040 Fund
Class R4-MLFJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2040 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R4	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R4 shares of the MFS Lifetime 2040 Fund (fund) provided a total return of 8.90%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2040 Fund Blended Index (Blended Index), generated a return of 11.32%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	8.90%	11.26%	8.19%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2040 Fund Blended Index ∆	11.32%	11.87%	8.43%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2040 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Standard & Poor's 500 Stock Index	52.25%
MSCI EAFE Index (net div)	20.40%
Bloomberg U.S. Aggregate Bond Index	19.25%
Bloomberg Commodity Index	4.05%
FTSE EPRA Nareit Developed Real Estate Index (net div)	4.05%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	765,277,099	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	13
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	9.2%
MFS Blended Research International Equity Fund	8.9%
MFS Blended Research Value Equity Fund	5.0%
MFS Value Fund	5.0%
MFS Blended Research Growth Equity Fund	4.8%
MFS Growth Fund	4.8%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Mid Cap Growth Fund	4.6%
MFS Inflation-Adjusted Bond Fund	4.6%
MFS Mid Cap Value Fund	4.5%
MFS Global Real Estate Fund	4.1%
MFS Commodity Strategy Fund	3.9%
MFS High Income Fund	3.6%
MFS Research International Fund	3.6%
MFS Emerging Markets Debt Fund	2.7%
MFS Global Opportunistic Bond Fund	2.7%
MFS International Intrinsic Value Fund	2.6%
MFS International Growth Fund	2.6%
MFS Total Return Bond Fund	2.3%
MFS International New Discovery Fund	2.1%
MFS Blended Research Small Cap Equity Fund	2.1%
MFS Institutional Money Market Portfolio	1.9%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Emerging Markets Equity Fund	0.6%
MFS Blended Research Emerging Markets Equity Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
ML4R4-ANN

MFS® Lifetime® 2040 Fund
Class R6-MLFKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2040 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R6 shares of the MFS Lifetime 2040 Fund (fund) provided a total return of 9.08%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2040 Fund Blended Index (Blended Index), generated a return of 11.32%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	9.08%	11.42%	9.20%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	13.43%
MFS Lifetime 2040 Fund Blended Index ∆	11.32%	11.87%	9.59%
*	For the period from the commencement of the class's investment operations, August 29, 2016 through April 30, 2025.
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2040 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Standard & Poor's 500 Stock Index	52.25%
MSCI EAFE Index (net div)	20.40%
Bloomberg U.S. Aggregate Bond Index	19.25%
Bloomberg Commodity Index	4.05%
FTSE EPRA Nareit Developed Real Estate Index (net div)	4.05%
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	765,277,099	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	13
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	9.2%
MFS Blended Research International Equity Fund	8.9%
MFS Blended Research Value Equity Fund	5.0%
MFS Value Fund	5.0%
MFS Blended Research Growth Equity Fund	4.8%
MFS Growth Fund	4.8%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Mid Cap Growth Fund	4.6%
MFS Inflation-Adjusted Bond Fund	4.6%
MFS Mid Cap Value Fund	4.5%
MFS Global Real Estate Fund	4.1%
MFS Commodity Strategy Fund	3.9%
MFS High Income Fund	3.6%
MFS Research International Fund	3.6%
MFS Emerging Markets Debt Fund	2.7%
MFS Global Opportunistic Bond Fund	2.7%
MFS International Intrinsic Value Fund	2.6%
MFS International Growth Fund	2.6%
MFS Total Return Bond Fund	2.3%
MFS International New Discovery Fund	2.1%
MFS Blended Research Small Cap Equity Fund	2.1%
MFS Institutional Money Market Portfolio	1.9%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Emerging Markets Equity Fund	0.6%
MFS Blended Research Emerging Markets Equity Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
ML4R6-ANN

MFS® Lifetime® 2045 Fund
Class A-LTMAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2045 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
A	$26	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class A shares of the MFS Lifetime 2045 Fund (fund) provided a total return of 8.65%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2045 Fund Blended Index (Blended Index), generated a return of 11.61%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	8.65%	11.57%	8.15%
A with initial sales charge (5.75%)	2.40%	10.25%	7.51%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2045 Fund Blended Index ∆	11.61%	12.88%	8.82%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2045 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Standard & Poor's 500 Stock Index	54.75%
MSCI EAFE Index (net div)	24.40%
Bloomberg U.S. Aggregate Bond Index	11.75%
Bloomberg Commodity Index	4.55%
FTSE EPRA Nareit Developed Real Estate Index (net div)	4.55%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	515,985,480	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	14
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	10.2%
MFS Blended Research Mid Cap Equity Fund	9.6%
MFS Blended Research Value Equity Fund	5.2%
MFS Value Fund	5.2%
MFS Blended Research Growth Equity Fund	5.0%
MFS Growth Fund	5.0%
MFS Mid Cap Growth Fund	4.9%
MFS Mid Cap Value Fund	4.7%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS Global Real Estate Fund	4.6%
MFS Commodity Strategy Fund	4.3%
MFS Research International Fund	3.9%
MFS Inflation-Adjusted Bond Fund	3.4%
MFS International New Discovery Fund	3.1%
MFS International Intrinsic Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Blended Research Small Cap Equity Fund	2.3%
MFS Total Return Bond Fund	2.1%
MFS Institutional Money Market Portfolio	1.9%
MFS High Income Fund	1.7%
MFS Emerging Markets Debt Fund	1.3%
MFS Global Opportunistic Bond Fund	1.3%
MFS New Discovery Fund	1.2%
MFS New Discovery Value Fund	1.1%
MFS Emerging Markets Debt Local Currency Fund	0.9%
MFS Emerging Markets Equity Fund	0.8%
MFS Blended Research Emerging Markets Equity Fund	0.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L45A-ANN

MFS® Lifetime® 2045 Fund
Class B-LTMBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2045 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
B	$104	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class B shares of the MFS Lifetime 2045 Fund (fund) provided a total return of 7.86%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2045 Fund Blended Index (Blended Index), generated a return of 11.61%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	7.86%	10.72%	7.34%
B with CDSC (declining over six years from 4% to 0%)×	3.86%	10.45%	7.34%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2045 Fund Blended Index ∆	11.61%	12.88%	8.82%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
The MFS Lifetime 2045 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Standard & Poor's 500 Stock Index	54.75%
MSCI EAFE Index (net div)	24.40%
Bloomberg U.S. Aggregate Bond Index	11.75%
Bloomberg Commodity Index	4.55%
FTSE EPRA Nareit Developed Real Estate Index (net div)	4.55%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	515,985,480	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	14
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	10.2%
MFS Blended Research Mid Cap Equity Fund	9.6%
MFS Blended Research Value Equity Fund	5.2%
MFS Value Fund	5.2%
MFS Blended Research Growth Equity Fund	5.0%
MFS Growth Fund	5.0%
MFS Mid Cap Growth Fund	4.9%
MFS Mid Cap Value Fund	4.7%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS Global Real Estate Fund	4.6%
MFS Commodity Strategy Fund	4.3%
MFS Research International Fund	3.9%
MFS Inflation-Adjusted Bond Fund	3.4%
MFS International New Discovery Fund	3.1%
MFS International Intrinsic Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Blended Research Small Cap Equity Fund	2.3%
MFS Total Return Bond Fund	2.1%
MFS Institutional Money Market Portfolio	1.9%
MFS High Income Fund	1.7%
MFS Emerging Markets Debt Fund	1.3%
MFS Global Opportunistic Bond Fund	1.3%
MFS New Discovery Fund	1.2%
MFS New Discovery Value Fund	1.1%
MFS Emerging Markets Debt Local Currency Fund	0.9%
MFS Emerging Markets Equity Fund	0.8%
MFS Blended Research Emerging Markets Equity Fund	0.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L45B-ANN

MFS® Lifetime® 2045 Fund
Class C-LTMDX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2045 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
C	$104	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class C shares of the MFS Lifetime 2045 Fund (fund) provided a total return of 7.87%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2045 Fund Blended Index (Blended Index), generated a return of 11.61%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	7.87%	10.73%	7.34%
C with CDSC (1% for 12 months)×	6.87%	10.73%	7.34%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2045 Fund Blended Index ∆	11.61%	12.88%	8.82%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
The MFS Lifetime 2045 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Standard & Poor's 500 Stock Index	54.75%
MSCI EAFE Index (net div)	24.40%
Bloomberg U.S. Aggregate Bond Index	11.75%
Bloomberg Commodity Index	4.55%
FTSE EPRA Nareit Developed Real Estate Index (net div)	4.55%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	515,985,480	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	14
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	10.2%
MFS Blended Research Mid Cap Equity Fund	9.6%
MFS Blended Research Value Equity Fund	5.2%
MFS Value Fund	5.2%
MFS Blended Research Growth Equity Fund	5.0%
MFS Growth Fund	5.0%
MFS Mid Cap Growth Fund	4.9%
MFS Mid Cap Value Fund	4.7%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS Global Real Estate Fund	4.6%
MFS Commodity Strategy Fund	4.3%
MFS Research International Fund	3.9%
MFS Inflation-Adjusted Bond Fund	3.4%
MFS International New Discovery Fund	3.1%
MFS International Intrinsic Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Blended Research Small Cap Equity Fund	2.3%
MFS Total Return Bond Fund	2.1%
MFS Institutional Money Market Portfolio	1.9%
MFS High Income Fund	1.7%
MFS Emerging Markets Debt Fund	1.3%
MFS Global Opportunistic Bond Fund	1.3%
MFS New Discovery Fund	1.2%
MFS New Discovery Value Fund	1.1%
MFS Emerging Markets Debt Local Currency Fund	0.9%
MFS Emerging Markets Equity Fund	0.8%
MFS Blended Research Emerging Markets Equity Fund	0.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L45C-ANN

MFS® Lifetime® 2045 Fund
Class I-LTMKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2045 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
I	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class I shares of the MFS Lifetime 2045 Fund (fund) provided a total return of 8.96%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2045 Fund Blended Index (Blended Index), generated a return of 11.61%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	8.96%	11.85%	8.43%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2045 Fund Blended Index ∆	11.61%	12.88%	8.82%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2045 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Standard & Poor's 500 Stock Index	54.75%
MSCI EAFE Index (net div)	24.40%
Bloomberg U.S. Aggregate Bond Index	11.75%
Bloomberg Commodity Index	4.55%
FTSE EPRA Nareit Developed Real Estate Index (net div)	4.55%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	515,985,480	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	14
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	10.2%
MFS Blended Research Mid Cap Equity Fund	9.6%
MFS Blended Research Value Equity Fund	5.2%
MFS Value Fund	5.2%
MFS Blended Research Growth Equity Fund	5.0%
MFS Growth Fund	5.0%
MFS Mid Cap Growth Fund	4.9%
MFS Mid Cap Value Fund	4.7%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS Global Real Estate Fund	4.6%
MFS Commodity Strategy Fund	4.3%
MFS Research International Fund	3.9%
MFS Inflation-Adjusted Bond Fund	3.4%
MFS International New Discovery Fund	3.1%
MFS International Intrinsic Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Blended Research Small Cap Equity Fund	2.3%
MFS Total Return Bond Fund	2.1%
MFS Institutional Money Market Portfolio	1.9%
MFS High Income Fund	1.7%
MFS Emerging Markets Debt Fund	1.3%
MFS Global Opportunistic Bond Fund	1.3%
MFS New Discovery Fund	1.2%
MFS New Discovery Value Fund	1.1%
MFS Emerging Markets Debt Local Currency Fund	0.9%
MFS Emerging Markets Equity Fund	0.8%
MFS Blended Research Emerging Markets Equity Fund	0.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L45I-ANN

MFS® Lifetime® 2045 Fund
Class R1-LTMRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2045 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R1	$104	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R1 shares of the MFS Lifetime 2045 Fund (fund) provided a total return of 7.91%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2045 Fund Blended Index (Blended Index), generated a return of 11.61%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	7.91%	10.73%	7.33%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2045 Fund Blended Index ∆	11.61%	12.88%	8.82%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2045 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Standard & Poor's 500 Stock Index	54.75%
MSCI EAFE Index (net div)	24.40%
Bloomberg U.S. Aggregate Bond Index	11.75%
Bloomberg Commodity Index	4.55%
FTSE EPRA Nareit Developed Real Estate Index (net div)	4.55%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	515,985,480	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	14
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	10.2%
MFS Blended Research Mid Cap Equity Fund	9.6%
MFS Blended Research Value Equity Fund	5.2%
MFS Value Fund	5.2%
MFS Blended Research Growth Equity Fund	5.0%
MFS Growth Fund	5.0%
MFS Mid Cap Growth Fund	4.9%
MFS Mid Cap Value Fund	4.7%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS Global Real Estate Fund	4.6%
MFS Commodity Strategy Fund	4.3%
MFS Research International Fund	3.9%
MFS Inflation-Adjusted Bond Fund	3.4%
MFS International New Discovery Fund	3.1%
MFS International Intrinsic Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Blended Research Small Cap Equity Fund	2.3%
MFS Total Return Bond Fund	2.1%
MFS Institutional Money Market Portfolio	1.9%
MFS High Income Fund	1.7%
MFS Emerging Markets Debt Fund	1.3%
MFS Global Opportunistic Bond Fund	1.3%
MFS New Discovery Fund	1.2%
MFS New Discovery Value Fund	1.1%
MFS Emerging Markets Debt Local Currency Fund	0.9%
MFS Emerging Markets Equity Fund	0.8%
MFS Blended Research Emerging Markets Equity Fund	0.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L45R1-ANN

MFS® Lifetime® 2045 Fund
Class R2-LTMSX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2045 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R2	$52	0.50%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R2 shares of the MFS Lifetime 2045 Fund (fund) provided a total return of 8.39%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2045 Fund Blended Index (Blended Index), generated a return of 11.61%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	8.39%	11.28%	7.87%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2045 Fund Blended Index ∆	11.61%	12.88%	8.82%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2045 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Standard & Poor's 500 Stock Index	54.75%
MSCI EAFE Index (net div)	24.40%
Bloomberg U.S. Aggregate Bond Index	11.75%
Bloomberg Commodity Index	4.55%
FTSE EPRA Nareit Developed Real Estate Index (net div)	4.55%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	515,985,480	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	14
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	10.2%
MFS Blended Research Mid Cap Equity Fund	9.6%
MFS Blended Research Value Equity Fund	5.2%
MFS Value Fund	5.2%
MFS Blended Research Growth Equity Fund	5.0%
MFS Growth Fund	5.0%
MFS Mid Cap Growth Fund	4.9%
MFS Mid Cap Value Fund	4.7%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS Global Real Estate Fund	4.6%
MFS Commodity Strategy Fund	4.3%
MFS Research International Fund	3.9%
MFS Inflation-Adjusted Bond Fund	3.4%
MFS International New Discovery Fund	3.1%
MFS International Intrinsic Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Blended Research Small Cap Equity Fund	2.3%
MFS Total Return Bond Fund	2.1%
MFS Institutional Money Market Portfolio	1.9%
MFS High Income Fund	1.7%
MFS Emerging Markets Debt Fund	1.3%
MFS Global Opportunistic Bond Fund	1.3%
MFS New Discovery Fund	1.2%
MFS New Discovery Value Fund	1.1%
MFS Emerging Markets Debt Local Currency Fund	0.9%
MFS Emerging Markets Equity Fund	0.8%
MFS Blended Research Emerging Markets Equity Fund	0.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L45R2-ANN

MFS® Lifetime® 2045 Fund
Class R3-LTMTX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2045 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R3	$26	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R3 shares of the MFS Lifetime 2045 Fund (fund) provided a total return of 8.68%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2045 Fund Blended Index (Blended Index), generated a return of 11.61%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	8.68%	11.56%	8.15%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2045 Fund Blended Index ∆	11.61%	12.88%	8.82%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2045 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Standard & Poor's 500 Stock Index	54.75%
MSCI EAFE Index (net div)	24.40%
Bloomberg U.S. Aggregate Bond Index	11.75%
Bloomberg Commodity Index	4.55%
FTSE EPRA Nareit Developed Real Estate Index (net div)	4.55%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	515,985,480	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	14
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	10.2%
MFS Blended Research Mid Cap Equity Fund	9.6%
MFS Blended Research Value Equity Fund	5.2%
MFS Value Fund	5.2%
MFS Blended Research Growth Equity Fund	5.0%
MFS Growth Fund	5.0%
MFS Mid Cap Growth Fund	4.9%
MFS Mid Cap Value Fund	4.7%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS Global Real Estate Fund	4.6%
MFS Commodity Strategy Fund	4.3%
MFS Research International Fund	3.9%
MFS Inflation-Adjusted Bond Fund	3.4%
MFS International New Discovery Fund	3.1%
MFS International Intrinsic Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Blended Research Small Cap Equity Fund	2.3%
MFS Total Return Bond Fund	2.1%
MFS Institutional Money Market Portfolio	1.9%
MFS High Income Fund	1.7%
MFS Emerging Markets Debt Fund	1.3%
MFS Global Opportunistic Bond Fund	1.3%
MFS New Discovery Fund	1.2%
MFS New Discovery Value Fund	1.1%
MFS Emerging Markets Debt Local Currency Fund	0.9%
MFS Emerging Markets Equity Fund	0.8%
MFS Blended Research Emerging Markets Equity Fund	0.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L45R3-ANN

MFS® Lifetime® 2045 Fund
Class R4-LTMUX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2045 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R4	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R4 shares of the MFS Lifetime 2045 Fund (fund) provided a total return of 8.98%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2045 Fund Blended Index (Blended Index), generated a return of 11.61%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	8.98%	11.84%	8.42%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2045 Fund Blended Index ∆	11.61%	12.88%	8.82%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2045 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Standard & Poor's 500 Stock Index	54.75%
MSCI EAFE Index (net div)	24.40%
Bloomberg U.S. Aggregate Bond Index	11.75%
Bloomberg Commodity Index	4.55%
FTSE EPRA Nareit Developed Real Estate Index (net div)	4.55%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	515,985,480	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	14
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	10.2%
MFS Blended Research Mid Cap Equity Fund	9.6%
MFS Blended Research Value Equity Fund	5.2%
MFS Value Fund	5.2%
MFS Blended Research Growth Equity Fund	5.0%
MFS Growth Fund	5.0%
MFS Mid Cap Growth Fund	4.9%
MFS Mid Cap Value Fund	4.7%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS Global Real Estate Fund	4.6%
MFS Commodity Strategy Fund	4.3%
MFS Research International Fund	3.9%
MFS Inflation-Adjusted Bond Fund	3.4%
MFS International New Discovery Fund	3.1%
MFS International Intrinsic Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Blended Research Small Cap Equity Fund	2.3%
MFS Total Return Bond Fund	2.1%
MFS Institutional Money Market Portfolio	1.9%
MFS High Income Fund	1.7%
MFS Emerging Markets Debt Fund	1.3%
MFS Global Opportunistic Bond Fund	1.3%
MFS New Discovery Fund	1.2%
MFS New Discovery Value Fund	1.1%
MFS Emerging Markets Debt Local Currency Fund	0.9%
MFS Emerging Markets Equity Fund	0.8%
MFS Blended Research Emerging Markets Equity Fund	0.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L45R4-ANN

MFS® Lifetime® 2045 Fund
Class R6-LTMLX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2045 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R6 shares of the MFS Lifetime 2045 Fund (fund) provided a total return of 9.11%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2045 Fund Blended Index (Blended Index), generated a return of 11.61%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	9.11%	12.01%	9.47%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	13.43%
MFS Lifetime 2045 Fund Blended Index ∆	11.61%	12.88%	10.04%
*	For the period from the commencement of the class's investment operations, August 29, 2016 through April 30, 2025.
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2045 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Standard & Poor's 500 Stock Index	54.75%
MSCI EAFE Index (net div)	24.40%
Bloomberg U.S. Aggregate Bond Index	11.75%
Bloomberg Commodity Index	4.55%
FTSE EPRA Nareit Developed Real Estate Index (net div)	4.55%
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	515,985,480	Total Management Fee ($)#:	0
Total Number of Holdings:	28	Portfolio Turnover Rate (%):	14
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	10.2%
MFS Blended Research Mid Cap Equity Fund	9.6%
MFS Blended Research Value Equity Fund	5.2%
MFS Value Fund	5.2%
MFS Blended Research Growth Equity Fund	5.0%
MFS Growth Fund	5.0%
MFS Mid Cap Growth Fund	4.9%
MFS Mid Cap Value Fund	4.7%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS Global Real Estate Fund	4.6%
MFS Commodity Strategy Fund	4.3%
MFS Research International Fund	3.9%
MFS Inflation-Adjusted Bond Fund	3.4%
MFS International New Discovery Fund	3.1%
MFS International Intrinsic Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Blended Research Small Cap Equity Fund	2.3%
MFS Total Return Bond Fund	2.1%
MFS Institutional Money Market Portfolio	1.9%
MFS High Income Fund	1.7%
MFS Emerging Markets Debt Fund	1.3%
MFS Global Opportunistic Bond Fund	1.3%
MFS New Discovery Fund	1.2%
MFS New Discovery Value Fund	1.1%
MFS Emerging Markets Debt Local Currency Fund	0.9%
MFS Emerging Markets Equity Fund	0.8%
MFS Blended Research Emerging Markets Equity Fund	0.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L45R6-ANN

MFS® Lifetime® 2050 Fund
Class A-MFFSX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2050 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
A	$26	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class A shares of the MFS Lifetime 2050 Fund (fund) provided a total return of 8.72%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2050 Fund Blended Index (Blended Index), generated a return of 11.84%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	8.72%	11.65%	8.19%
A with initial sales charge (5.75%)	2.47%	10.34%	7.55%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2050 Fund Blended Index ∆	11.84%	13.13%	8.94%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2050 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Standard & Poor's 500 Stock Index	57.00%
MSCI EAFE Index (net div)	28.00%
Bloomberg Commodity Index	5.00%
Bloomberg U.S. Aggregate Bond Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	556,731,866	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	13
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.4%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.2%
MFS Mid Cap Growth Fund	5.1%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	4.8%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Research International Fund	4.1%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Total Return Bond Fund	1.9%
MFS Institutional Money Market Portfolio	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
ML5A-ANN

MFS® Lifetime® 2050 Fund
Class B-MFFRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2050 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
B	$104	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class B shares of the MFS Lifetime 2050 Fund (fund) provided a total return of 7.88%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2050 Fund Blended Index (Blended Index), generated a return of 11.84%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	7.88%	10.81%	7.38%
B with CDSC (declining over six years from 4% to 0%)×	3.88%	10.54%	7.38%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2050 Fund Blended Index ∆	11.84%	13.13%	8.94%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
The MFS Lifetime 2050 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Standard & Poor's 500 Stock Index	57.00%
MSCI EAFE Index (net div)	28.00%
Bloomberg Commodity Index	5.00%
Bloomberg U.S. Aggregate Bond Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	556,731,866	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	13
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.4%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.2%
MFS Mid Cap Growth Fund	5.1%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	4.8%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Research International Fund	4.1%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Total Return Bond Fund	1.9%
MFS Institutional Money Market Portfolio	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
ML5B-ANN

MFS® Lifetime® 2050 Fund
Class C-MFFDX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2050 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
C	$104	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class C shares of the MFS Lifetime 2050 Fund (fund) provided a total return of 7.88%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2050 Fund Blended Index (Blended Index), generated a return of 11.84%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	7.88%	10.82%	7.38%
C with CDSC (1% for 12 months)×	6.88%	10.82%	7.38%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2050 Fund Blended Index ∆	11.84%	13.13%	8.94%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
The MFS Lifetime 2050 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Standard & Poor's 500 Stock Index	57.00%
MSCI EAFE Index (net div)	28.00%
Bloomberg Commodity Index	5.00%
Bloomberg U.S. Aggregate Bond Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	556,731,866	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	13
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.4%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.2%
MFS Mid Cap Growth Fund	5.1%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	4.8%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Research International Fund	4.1%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Total Return Bond Fund	1.9%
MFS Institutional Money Market Portfolio	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
ML5C-ANN

MFS® Lifetime® 2050 Fund
Class I-MFFIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2050 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
I	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class I shares of the MFS Lifetime 2050 Fund (fund) provided a total return of 9.03%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2050 Fund Blended Index (Blended Index), generated a return of 11.84%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	9.03%	11.93%	8.47%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2050 Fund Blended Index ∆	11.84%	13.13%	8.94%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2050 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Standard & Poor's 500 Stock Index	57.00%
MSCI EAFE Index (net div)	28.00%
Bloomberg Commodity Index	5.00%
Bloomberg U.S. Aggregate Bond Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	556,731,866	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	13
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.4%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.2%
MFS Mid Cap Growth Fund	5.1%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	4.8%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Research International Fund	4.1%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Total Return Bond Fund	1.9%
MFS Institutional Money Market Portfolio	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
ML5I-ANN

MFS® Lifetime® 2050 Fund
Class R1-MFFMX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2050 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R1	$104	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R1 shares of the MFS Lifetime 2050 Fund (fund) provided a total return of 7.88%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2050 Fund Blended Index (Blended Index), generated a return of 11.84%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	7.88%	10.82%	7.38%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2050 Fund Blended Index ∆	11.84%	13.13%	8.94%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2050 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Standard & Poor's 500 Stock Index	57.00%
MSCI EAFE Index (net div)	28.00%
Bloomberg Commodity Index	5.00%
Bloomberg U.S. Aggregate Bond Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	556,731,866	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	13
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.4%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.2%
MFS Mid Cap Growth Fund	5.1%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	4.8%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Research International Fund	4.1%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Total Return Bond Fund	1.9%
MFS Institutional Money Market Portfolio	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
ML5R1-ANN

MFS® Lifetime® 2050 Fund
Class R2-MFFNX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2050 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R2	$52	0.50%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R2 shares of the MFS Lifetime 2050 Fund (fund) provided a total return of 8.46%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2050 Fund Blended Index (Blended Index), generated a return of 11.84%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	8.46%	11.36%	7.92%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2050 Fund Blended Index ∆	11.84%	13.13%	8.94%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2050 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Standard & Poor's 500 Stock Index	57.00%
MSCI EAFE Index (net div)	28.00%
Bloomberg Commodity Index	5.00%
Bloomberg U.S. Aggregate Bond Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	556,731,866	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	13
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.4%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.2%
MFS Mid Cap Growth Fund	5.1%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	4.8%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Research International Fund	4.1%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Total Return Bond Fund	1.9%
MFS Institutional Money Market Portfolio	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
ML5R2-ANN

MFS® Lifetime® 2050 Fund
Class R3-MFFOX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2050 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R3	$26	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R3 shares of the MFS Lifetime 2050 Fund (fund) provided a total return of 8.74%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2050 Fund Blended Index (Blended Index), generated a return of 11.84%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	8.74%	11.66%	8.19%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2050 Fund Blended Index ∆	11.84%	13.13%	8.94%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2050 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Standard & Poor's 500 Stock Index	57.00%
MSCI EAFE Index (net div)	28.00%
Bloomberg Commodity Index	5.00%
Bloomberg U.S. Aggregate Bond Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	556,731,866	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	13
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.4%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.2%
MFS Mid Cap Growth Fund	5.1%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	4.8%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Research International Fund	4.1%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Total Return Bond Fund	1.9%
MFS Institutional Money Market Portfolio	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
ML5R3-ANN

MFS® Lifetime® 2050 Fund
Class R4-MFFPX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2050 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R4	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R4 shares of the MFS Lifetime 2050 Fund (fund) provided a total return of 8.98%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2050 Fund Blended Index (Blended Index), generated a return of 11.84%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	8.98%	11.92%	8.45%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2050 Fund Blended Index ∆	11.84%	13.13%	8.94%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2050 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Standard & Poor's 500 Stock Index	57.00%
MSCI EAFE Index (net div)	28.00%
Bloomberg Commodity Index	5.00%
Bloomberg U.S. Aggregate Bond Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	556,731,866	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	13
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.4%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.2%
MFS Mid Cap Growth Fund	5.1%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	4.8%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Research International Fund	4.1%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Total Return Bond Fund	1.9%
MFS Institutional Money Market Portfolio	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
ML5R4-ANN

MFS® Lifetime® 2050 Fund
Class R6-MFFKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2050 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R6 shares of the MFS Lifetime 2050 Fund (fund) provided a total return of 9.20%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2050 Fund Blended Index (Blended Index), generated a return of 11.84%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	9.20%	12.10%	9.52%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	13.43%
MFS Lifetime 2050 Fund Blended Index ∆	11.84%	13.13%	10.18%
*	For the period from the commencement of the class's investment operations, August 29, 2016 through April 30, 2025.
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2050 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Standard & Poor's 500 Stock Index	57.00%
MSCI EAFE Index (net div)	28.00%
Bloomberg Commodity Index	5.00%
Bloomberg U.S. Aggregate Bond Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	556,731,866	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	13
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.4%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.2%
MFS Mid Cap Growth Fund	5.1%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	4.8%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Research International Fund	4.1%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Total Return Bond Fund	1.9%
MFS Institutional Money Market Portfolio	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
ML5R6-ANN

MFS® Lifetime® 2055 Fund
Class A-LFIAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2055 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
A	$26	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class A shares of the MFS Lifetime 2055 Fund (fund) provided a total return of 8.72%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2055 Fund Blended Index (Blended Index), generated a return of 11.84%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	8.72%	11.65%	8.19%
A with initial sales charge (5.75%)	2.47%	10.34%	7.55%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2055 Fund Blended Index ∆	11.84%	13.13%	8.94%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2055 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Standard & Poor's 500 Stock Index	57.00%
MSCI EAFE Index (net div)	28.00%
Bloomberg Commodity Index	5.00%
Bloomberg U.S. Aggregate Bond Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	381,971,962	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	15
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.4%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.2%
MFS Mid Cap Growth Fund	5.1%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	4.9%
MFS Commodity Strategy Fund	4.8%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Research International Fund	4.1%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.6%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Total Return Bond Fund	1.9%
MFS Institutional Money Market Portfolio	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L55A-ANN

MFS® Lifetime® 2055 Fund
Class B-LFIBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2055 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
B	$104	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class B shares of the MFS Lifetime 2055 Fund (fund) provided a total return of 7.92%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2055 Fund Blended Index (Blended Index), generated a return of 11.84%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	7.92%	10.82%	7.38%
B with CDSC (declining over six years from 4% to 0%)×	3.92%	10.55%	7.38%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2055 Fund Blended Index ∆	11.84%	13.13%	8.94%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
The MFS Lifetime 2055 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Standard & Poor's 500 Stock Index	57.00%
MSCI EAFE Index (net div)	28.00%
Bloomberg Commodity Index	5.00%
Bloomberg U.S. Aggregate Bond Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	381,971,962	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	15
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.4%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.2%
MFS Mid Cap Growth Fund	5.1%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	4.9%
MFS Commodity Strategy Fund	4.8%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Research International Fund	4.1%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.6%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Total Return Bond Fund	1.9%
MFS Institutional Money Market Portfolio	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L55B-ANN

MFS® Lifetime® 2055 Fund
Class C-LFICX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2055 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
C	$104	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class C shares of the MFS Lifetime 2055 Fund (fund) provided a total return of 7.87%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2055 Fund Blended Index (Blended Index), generated a return of 11.84%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	7.87%	10.81%	7.38%
C with CDSC (1% for 12 months)×	6.87%	10.81%	7.38%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2055 Fund Blended Index ∆	11.84%	13.13%	8.94%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
The MFS Lifetime 2055 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Standard & Poor's 500 Stock Index	57.00%
MSCI EAFE Index (net div)	28.00%
Bloomberg Commodity Index	5.00%
Bloomberg U.S. Aggregate Bond Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	381,971,962	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	15
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.4%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.2%
MFS Mid Cap Growth Fund	5.1%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	4.9%
MFS Commodity Strategy Fund	4.8%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Research International Fund	4.1%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.6%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Total Return Bond Fund	1.9%
MFS Institutional Money Market Portfolio	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L55C-ANN

MFS® Lifetime® 2055 Fund
Class I-LFIIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2055 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
I	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class I shares of the MFS Lifetime 2055 Fund (fund) provided a total return of 8.93%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2055 Fund Blended Index (Blended Index), generated a return of 11.84%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	8.93%	11.91%	8.41%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2055 Fund Blended Index ∆	11.84%	13.13%	8.94%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2055 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Standard & Poor's 500 Stock Index	57.00%
MSCI EAFE Index (net div)	28.00%
Bloomberg Commodity Index	5.00%
Bloomberg U.S. Aggregate Bond Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	381,971,962	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	15
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.4%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.2%
MFS Mid Cap Growth Fund	5.1%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	4.9%
MFS Commodity Strategy Fund	4.8%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Research International Fund	4.1%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.6%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Total Return Bond Fund	1.9%
MFS Institutional Money Market Portfolio	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L55I-ANN

MFS® Lifetime® 2055 Fund
Class R1-LFIRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2055 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R1	$104	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R1 shares of the MFS Lifetime 2055 Fund (fund) provided a total return of 7.87%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2055 Fund Blended Index (Blended Index), generated a return of 11.84%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	7.87%	10.83%	7.38%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2055 Fund Blended Index ∆	11.84%	13.13%	8.94%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2055 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Standard & Poor's 500 Stock Index	57.00%
MSCI EAFE Index (net div)	28.00%
Bloomberg Commodity Index	5.00%
Bloomberg U.S. Aggregate Bond Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	381,971,962	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	15
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.4%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.2%
MFS Mid Cap Growth Fund	5.1%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	4.9%
MFS Commodity Strategy Fund	4.8%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Research International Fund	4.1%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.6%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Total Return Bond Fund	1.9%
MFS Institutional Money Market Portfolio	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L55R1-ANN

MFS® Lifetime® 2055 Fund
Class R2-LFISX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2055 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R2	$52	0.50%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R2 shares of the MFS Lifetime 2055 Fund (fund) provided a total return of 8.43%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2055 Fund Blended Index (Blended Index), generated a return of 11.84%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	8.43%	11.38%	7.92%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2055 Fund Blended Index ∆	11.84%	13.13%	8.94%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2055 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Standard & Poor's 500 Stock Index	57.00%
MSCI EAFE Index (net div)	28.00%
Bloomberg Commodity Index	5.00%
Bloomberg U.S. Aggregate Bond Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	381,971,962	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	15
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.4%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.2%
MFS Mid Cap Growth Fund	5.1%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	4.9%
MFS Commodity Strategy Fund	4.8%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Research International Fund	4.1%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.6%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Total Return Bond Fund	1.9%
MFS Institutional Money Market Portfolio	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L55R2-ANN

MFS® Lifetime® 2055 Fund
Class R3-LFITX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2055 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R3	$26	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R3 shares of the MFS Lifetime 2055 Fund (fund) provided a total return of 8.71%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2055 Fund Blended Index (Blended Index), generated a return of 11.84%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	8.71%	11.64%	8.18%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2055 Fund Blended Index ∆	11.84%	13.13%	8.94%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2055 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Standard & Poor's 500 Stock Index	57.00%
MSCI EAFE Index (net div)	28.00%
Bloomberg Commodity Index	5.00%
Bloomberg U.S. Aggregate Bond Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	381,971,962	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	15
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.4%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.2%
MFS Mid Cap Growth Fund	5.1%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	4.9%
MFS Commodity Strategy Fund	4.8%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Research International Fund	4.1%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.6%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Total Return Bond Fund	1.9%
MFS Institutional Money Market Portfolio	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L55R3-ANN

MFS® Lifetime® 2055 Fund
Class R4-LFIUX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2055 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R4	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R4 shares of the MFS Lifetime 2055 Fund (fund) provided a total return of 8.97%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2055 Fund Blended Index (Blended Index), generated a return of 11.84%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	8.97%	11.93%	8.46%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	12.32%
MFS Lifetime 2055 Fund Blended Index ∆	11.84%	13.13%	8.94%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2055 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Standard & Poor's 500 Stock Index	57.00%
MSCI EAFE Index (net div)	28.00%
Bloomberg Commodity Index	5.00%
Bloomberg U.S. Aggregate Bond Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	381,971,962	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	15
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.4%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.2%
MFS Mid Cap Growth Fund	5.1%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	4.9%
MFS Commodity Strategy Fund	4.8%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Research International Fund	4.1%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.6%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Total Return Bond Fund	1.9%
MFS Institutional Money Market Portfolio	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L55R4-ANN

MFS® Lifetime® 2055 Fund
Class R6-LFIKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2055 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R6 shares of the MFS Lifetime 2055 Fund (fund) provided a total return of 9.11%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2055 Fund Blended Index (Blended Index), generated a return of 11.84%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	9.11%	12.10%	9.52%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	13.43%
MFS Lifetime 2055 Fund Blended Index ∆	11.84%	13.13%	10.18%
*	For the period from the commencement of the class's investment operations, August 29, 2016 through April 30, 2025.
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2055 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Standard & Poor's 500 Stock Index	57.00%
MSCI EAFE Index (net div)	28.00%
Bloomberg Commodity Index	5.00%
Bloomberg U.S. Aggregate Bond Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	381,971,962	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	15
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.4%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.2%
MFS Mid Cap Growth Fund	5.1%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	4.9%
MFS Commodity Strategy Fund	4.8%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Research International Fund	4.1%
MFS International New Discovery Fund	4.0%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.6%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Total Return Bond Fund	1.9%
MFS Institutional Money Market Portfolio	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L55R6-ANN

MFS® Lifetime® 2060 Fund
Class A-MFJAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2060 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
A	$26	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class A shares of the MFS Lifetime 2060 Fund (fund) provided a total return of 8.61%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2060 Fund Blended Index (Blended Index), generated a return of 11.84%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
A without sales charge	8.61%	11.63%	9.43%
A with initial sales charge (5.75%)	2.37%	10.31%	8.66%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	13.59%
MFS Lifetime 2060 Fund Blended Index ∆	11.84%	13.13%	10.54%
*	For the period from the commencement of the class's investment operations, December 6, 2016 through April 30, 2025.
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2060 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Standard & Poor's 500 Stock Index	57.00%
MSCI EAFE Index (net div)	28.00%
Bloomberg Commodity Index	5.00%
Bloomberg U.S. Aggregate Bond Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	217,953,647	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	18
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	9.9%
MFS Value Fund	5.5%
MFS Blended Research Value Equity Fund	5.5%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	4.9%
MFS Commodity Strategy Fund	4.9%
MFS Research Fund	4.6%
MFS Blended Research Core Equity Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.0%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Institutional Money Market Portfolio	2.0%
MFS Total Return Bond Fund	2.0%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
ML6A-ANN

MFS® Lifetime® 2060 Fund
Class B-MFJBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2060 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
B	$26	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
For the period from May 1, 2024 through April 30, 2025, the distribution fee was not imposed. Had the distribution fee been imposed throughout the entire period, the “Costs of a $10,000 investment” and the “Costs paid as a percentage of a $10,000 investment” would have been approximately $104 and 1.00%, respectively.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class B shares of the MFS Lifetime 2060 Fund (fund) provided a total return of 8.62%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2060 Fund Blended Index (Blended Index), generated a return of 11.84%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
B without sales charge	8.62%	10.95%	8.72%
B with CDSC (declining over six years from 4% to 0%)×	4.62%	10.68%	8.72%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	13.59%
MFS Lifetime 2060 Fund Blended Index ∆	11.84%	13.13%	10.54%
*	For the period from the commencement of the class's investment operations, December 6, 2016 through April 30, 2025.
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
The MFS Lifetime 2060 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Standard & Poor's 500 Stock Index	57.00%
MSCI EAFE Index (net div)	28.00%
Bloomberg Commodity Index	5.00%
Bloomberg U.S. Aggregate Bond Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	217,953,647	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	18
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	9.9%
MFS Value Fund	5.5%
MFS Blended Research Value Equity Fund	5.5%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	4.9%
MFS Commodity Strategy Fund	4.9%
MFS Research Fund	4.6%
MFS Blended Research Core Equity Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.0%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Institutional Money Market Portfolio	2.0%
MFS Total Return Bond Fund	2.0%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
ML6B-ANN

MFS® Lifetime® 2060 Fund
Class C-MFJCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2060 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
C	$104	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class C shares of the MFS Lifetime 2060 Fund (fund) provided a total return of 7.79%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2060 Fund Blended Index (Blended Index), generated a return of 11.84%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
C without sales charge	7.79%	10.80%	8.63%
C with CDSC (1% for 12 months)×	6.79%	10.80%	8.63%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	13.59%
MFS Lifetime 2060 Fund Blended Index ∆	11.84%	13.13%	10.54%
*	For the period from the commencement of the class's investment operations, December 6, 2016 through April 30, 2025.
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
The MFS Lifetime 2060 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Standard & Poor's 500 Stock Index	57.00%
MSCI EAFE Index (net div)	28.00%
Bloomberg Commodity Index	5.00%
Bloomberg U.S. Aggregate Bond Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	217,953,647	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	18
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	9.9%
MFS Value Fund	5.5%
MFS Blended Research Value Equity Fund	5.5%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	4.9%
MFS Commodity Strategy Fund	4.9%
MFS Research Fund	4.6%
MFS Blended Research Core Equity Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.0%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Institutional Money Market Portfolio	2.0%
MFS Total Return Bond Fund	2.0%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
ML6C-ANN

MFS® Lifetime® 2060 Fund
Class I-MFJIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2060 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
I	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class I shares of the MFS Lifetime 2060 Fund (fund) provided a total return of 8.92%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2060 Fund Blended Index (Blended Index), generated a return of 11.84%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
I without sales charge	8.92%	11.91%	9.72%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	13.59%
MFS Lifetime 2060 Fund Blended Index ∆	11.84%	13.13%	10.54%
*	For the period from the commencement of the class's investment operations, December 6, 2016 through April 30, 2025.
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2060 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Standard & Poor's 500 Stock Index	57.00%
MSCI EAFE Index (net div)	28.00%
Bloomberg Commodity Index	5.00%
Bloomberg U.S. Aggregate Bond Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	217,953,647	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	18
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	9.9%
MFS Value Fund	5.5%
MFS Blended Research Value Equity Fund	5.5%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	4.9%
MFS Commodity Strategy Fund	4.9%
MFS Research Fund	4.6%
MFS Blended Research Core Equity Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.0%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Institutional Money Market Portfolio	2.0%
MFS Total Return Bond Fund	2.0%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
ML6I-ANN

MFS® Lifetime® 2060 Fund
Class R1-MFJEX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2060 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R1	$26	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
For the period from May 1, 2024 through April 30, 2025, the distribution fee was not imposed. Had the distribution fee been imposed throughout the entire period, the “Costs of a $10,000 investment” and the “Costs paid as a percentage of a $10,000 investment” would have been approximately $104 and 1.00%, respectively.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R1 shares of the MFS Lifetime 2060 Fund (fund) provided a total return of 8.61%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2060 Fund Blended Index (Blended Index), generated a return of 11.84%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R1 without sales charge	8.61%	11.22%	8.88%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	13.59%
MFS Lifetime 2060 Fund Blended Index ∆	11.84%	13.13%	10.54%
*	For the period from the commencement of the class's investment operations, December 6, 2016 through April 30, 2025.
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2060 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Standard & Poor's 500 Stock Index	57.00%
MSCI EAFE Index (net div)	28.00%
Bloomberg Commodity Index	5.00%
Bloomberg U.S. Aggregate Bond Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	217,953,647	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	18
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	9.9%
MFS Value Fund	5.5%
MFS Blended Research Value Equity Fund	5.5%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	4.9%
MFS Commodity Strategy Fund	4.9%
MFS Research Fund	4.6%
MFS Blended Research Core Equity Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.0%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Institutional Money Market Portfolio	2.0%
MFS Total Return Bond Fund	2.0%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
ML6R1-ANN

MFS® Lifetime® 2060 Fund
Class R2-MFJGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2060 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R2	$52	0.50%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R2 shares of the MFS Lifetime 2060 Fund (fund) provided a total return of 8.32%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2060 Fund Blended Index (Blended Index), generated a return of 11.84%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R2 without sales charge	8.32%	11.34%	9.17%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	13.59%
MFS Lifetime 2060 Fund Blended Index ∆	11.84%	13.13%	10.54%
*	For the period from the commencement of the class's investment operations, December 6, 2016 through April 30, 2025.
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2060 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Standard & Poor's 500 Stock Index	57.00%
MSCI EAFE Index (net div)	28.00%
Bloomberg Commodity Index	5.00%
Bloomberg U.S. Aggregate Bond Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	217,953,647	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	18
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	9.9%
MFS Value Fund	5.5%
MFS Blended Research Value Equity Fund	5.5%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	4.9%
MFS Commodity Strategy Fund	4.9%
MFS Research Fund	4.6%
MFS Blended Research Core Equity Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.0%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Institutional Money Market Portfolio	2.0%
MFS Total Return Bond Fund	2.0%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
ML6R2-ANN

MFS® Lifetime® 2060 Fund
Class R3-MFJTX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2060 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R3	$26	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R3 shares of the MFS Lifetime 2060 Fund (fund) provided a total return of 8.64%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2060 Fund Blended Index (Blended Index), generated a return of 11.84%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R3 without sales charge	8.64%	11.63%	9.44%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	13.59%
MFS Lifetime 2060 Fund Blended Index ∆	11.84%	13.13%	10.54%
*	For the period from the commencement of the class's investment operations, December 6, 2016 through April 30, 2025.
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2060 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Standard & Poor's 500 Stock Index	57.00%
MSCI EAFE Index (net div)	28.00%
Bloomberg Commodity Index	5.00%
Bloomberg U.S. Aggregate Bond Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	217,953,647	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	18
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	9.9%
MFS Value Fund	5.5%
MFS Blended Research Value Equity Fund	5.5%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	4.9%
MFS Commodity Strategy Fund	4.9%
MFS Research Fund	4.6%
MFS Blended Research Core Equity Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.0%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Institutional Money Market Portfolio	2.0%
MFS Total Return Bond Fund	2.0%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
ML6R3-ANN

MFS® Lifetime® 2060 Fund
Class R4-MFJUX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2060 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R4	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R4 shares of the MFS Lifetime 2060 Fund (fund) provided a total return of 8.91%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2060 Fund Blended Index (Blended Index), generated a return of 11.84%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R4 without sales charge	8.91%	11.88%	9.70%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	13.59%
MFS Lifetime 2060 Fund Blended Index ∆	11.84%	13.13%	10.54%
*	For the period from the commencement of the class's investment operations, December 6, 2016 through April 30, 2025.
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2060 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Standard & Poor's 500 Stock Index	57.00%
MSCI EAFE Index (net div)	28.00%
Bloomberg Commodity Index	5.00%
Bloomberg U.S. Aggregate Bond Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	217,953,647	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	18
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	9.9%
MFS Value Fund	5.5%
MFS Blended Research Value Equity Fund	5.5%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	4.9%
MFS Commodity Strategy Fund	4.9%
MFS Research Fund	4.6%
MFS Blended Research Core Equity Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.0%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Institutional Money Market Portfolio	2.0%
MFS Total Return Bond Fund	2.0%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
ML6R4-ANN

MFS® Lifetime® 2060 Fund
Class R6-MFJKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2060 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R6 shares of the MFS Lifetime 2060 Fund (fund) provided a total return of 9.05%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2060 Fund Blended Index (Blended Index), generated a return of 11.84%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	9.05%	12.07%	9.85%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	15.61%	13.59%
MFS Lifetime 2060 Fund Blended Index ∆	11.84%	13.13%	10.54%
*	For the period from the commencement of the class's investment operations, December 6, 2016 through April 30, 2025.
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2060 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Standard & Poor's 500 Stock Index	57.00%
MSCI EAFE Index (net div)	28.00%
Bloomberg Commodity Index	5.00%
Bloomberg U.S. Aggregate Bond Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	217,953,647	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	18
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.2%
MFS Blended Research Mid Cap Equity Fund	9.9%
MFS Value Fund	5.5%
MFS Blended Research Value Equity Fund	5.5%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	4.9%
MFS Commodity Strategy Fund	4.9%
MFS Research Fund	4.6%
MFS Blended Research Core Equity Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.0%
MFS International Intrinsic Value Fund	3.6%
MFS International Growth Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Institutional Money Market Portfolio	2.0%
MFS Total Return Bond Fund	2.0%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
ML6R6-ANN

MFS® Lifetime® 2065 Fund
Class A-LFTFX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2065 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
A	$25	0.24%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class A shares of the MFS Lifetime 2065 Fund (fund) provided a total return of 8.67%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2065 Fund Blended Index (Blended Index), generated a return of 11.84%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
A without sales charge	8.67%	3.31%
A with initial sales charge (5.75%)	2.42%	1.66%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	7.45%
MFS Lifetime 2065 Fund Blended Index ∆	11.84%	5.70%
*	For the period from the commencement of the class's investment operations, September 1, 2021 through April 30, 2025.
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2065 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Standard & Poor's 500 Stock Index	57.00%
MSCI EAFE Index (net div)	28.00%
Bloomberg Commodity Index	5.00%
Bloomberg U.S. Aggregate Bond Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	32,707,030	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	22
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Value Fund	5.5%
MFS Blended Research Value Equity Fund	5.5%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Research International Fund	4.0%
MFS International New Discovery Fund	4.0%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.0%
MFS Institutional Money Market Portfolio	2.0%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L65A-ANN

MFS® Lifetime® 2065 Fund
Class C-LFTGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2065 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
C	$103	0.99%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class C shares of the MFS Lifetime 2065 Fund (fund) provided a total return of 7.77%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2065 Fund Blended Index (Blended Index), generated a return of 11.84%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
C without sales charge	7.77%	2.55%
C with CDSC (1% for 12 months)×	6.77%	2.55%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	7.45%
MFS Lifetime 2065 Fund Blended Index ∆	11.84%	5.70%
*	For the period from the commencement of the class's investment operations, September 1, 2021 through April 30, 2025.
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
The MFS Lifetime 2065 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Standard & Poor's 500 Stock Index	57.00%
MSCI EAFE Index (net div)	28.00%
Bloomberg Commodity Index	5.00%
Bloomberg U.S. Aggregate Bond Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	32,707,030	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	22
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Value Fund	5.5%
MFS Blended Research Value Equity Fund	5.5%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Research International Fund	4.0%
MFS International New Discovery Fund	4.0%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.0%
MFS Institutional Money Market Portfolio	2.0%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L65C-ANN

MFS® Lifetime® 2065 Fund
Class I-LFTHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2065 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
I	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class I shares of the MFS Lifetime 2065 Fund (fund) provided a total return of 8.86%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2065 Fund Blended Index (Blended Index), generated a return of 11.84%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
I without sales charge	8.86%	3.58%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	7.45%
MFS Lifetime 2065 Fund Blended Index ∆	11.84%	5.70%
*	For the period from the commencement of the class's investment operations, September 1, 2021 through April 30, 2025.
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2065 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Standard & Poor's 500 Stock Index	57.00%
MSCI EAFE Index (net div)	28.00%
Bloomberg Commodity Index	5.00%
Bloomberg U.S. Aggregate Bond Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	32,707,030	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	22
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Value Fund	5.5%
MFS Blended Research Value Equity Fund	5.5%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Research International Fund	4.0%
MFS International New Discovery Fund	4.0%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.0%
MFS Institutional Money Market Portfolio	2.0%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L65I-ANN

MFS® Lifetime® 2065 Fund
Class R1-LFTJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2065 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R1	$102	0.98%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R1 shares of the MFS Lifetime 2065 Fund (fund) provided a total return of 7.84%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2065 Fund Blended Index (Blended Index), generated a return of 11.84%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
R1 without sales charge	7.84%	2.55%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	7.45%
MFS Lifetime 2065 Fund Blended Index ∆	11.84%	5.70%
*	For the period from the commencement of the class's investment operations, September 1, 2021 through April 30, 2025.
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2065 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Standard & Poor's 500 Stock Index	57.00%
MSCI EAFE Index (net div)	28.00%
Bloomberg Commodity Index	5.00%
Bloomberg U.S. Aggregate Bond Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	32,707,030	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	22
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Value Fund	5.5%
MFS Blended Research Value Equity Fund	5.5%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Research International Fund	4.0%
MFS International New Discovery Fund	4.0%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.0%
MFS Institutional Money Market Portfolio	2.0%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L65R1-ANN

MFS® Lifetime® 2065 Fund
Class R2-LFTKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2065 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R2	$51	0.49%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R2 shares of the MFS Lifetime 2065 Fund (fund) provided a total return of 8.30%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2065 Fund Blended Index (Blended Index), generated a return of 11.84%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
R2 without sales charge	8.30%	3.07%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	7.45%
MFS Lifetime 2065 Fund Blended Index ∆	11.84%	5.70%
*	For the period from the commencement of the class's investment operations, September 1, 2021 through April 30, 2025.
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2065 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Standard & Poor's 500 Stock Index	57.00%
MSCI EAFE Index (net div)	28.00%
Bloomberg Commodity Index	5.00%
Bloomberg U.S. Aggregate Bond Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	32,707,030	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	22
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Value Fund	5.5%
MFS Blended Research Value Equity Fund	5.5%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Research International Fund	4.0%
MFS International New Discovery Fund	4.0%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.0%
MFS Institutional Money Market Portfolio	2.0%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L65R2-ANN

MFS® Lifetime® 2065 Fund
Class R3-LFTLX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2065 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R3	$25	0.24%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R3 shares of the MFS Lifetime 2065 Fund (fund) provided a total return of 8.69%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2065 Fund Blended Index (Blended Index), generated a return of 11.84%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
R3 without sales charge	8.69%	3.33%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	7.45%
MFS Lifetime 2065 Fund Blended Index ∆	11.84%	5.70%
*	For the period from the commencement of the class's investment operations, September 1, 2021 through April 30, 2025.
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2065 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Standard & Poor's 500 Stock Index	57.00%
MSCI EAFE Index (net div)	28.00%
Bloomberg Commodity Index	5.00%
Bloomberg U.S. Aggregate Bond Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	32,707,030	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	22
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Value Fund	5.5%
MFS Blended Research Value Equity Fund	5.5%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Research International Fund	4.0%
MFS International New Discovery Fund	4.0%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.0%
MFS Institutional Money Market Portfolio	2.0%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L65R3-ANN

MFS® Lifetime® 2065 Fund
Class R4-LFTMX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2065 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R4	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R4 shares of the MFS Lifetime 2065 Fund (fund) provided a total return of 8.84%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2065 Fund Blended Index (Blended Index), generated a return of 11.84%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
R4 without sales charge	8.84%	3.55%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	7.45%
MFS Lifetime 2065 Fund Blended Index ∆	11.84%	5.70%
*	For the period from the commencement of the class's investment operations, September 1, 2021 through April 30, 2025.
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2065 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Standard & Poor's 500 Stock Index	57.00%
MSCI EAFE Index (net div)	28.00%
Bloomberg Commodity Index	5.00%
Bloomberg U.S. Aggregate Bond Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	32,707,030	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	22
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Value Fund	5.5%
MFS Blended Research Value Equity Fund	5.5%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Research International Fund	4.0%
MFS International New Discovery Fund	4.0%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.0%
MFS Institutional Money Market Portfolio	2.0%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L65R4-ANN

MFS® Lifetime® 2065 Fund
Class R6-LFTNX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime 2065 Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R6 shares of the MFS Lifetime 2065 Fund (fund) provided a total return of 9.06%, at net asset value. This compares with a return of 12.10% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Lifetime 2065 Fund Blended Index (Blended Index), generated a return of 11.84%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
    The non-traditional segment was a modest detractor due to the MFS Global Real Estate Fund underperforming its respective benchmark.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
R6 without sales charge	9.06%	3.66%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	12.10%	7.45%
MFS Lifetime 2065 Fund Blended Index ∆	11.84%	5.70%
*	For the period from the commencement of the class's investment operations, September 1, 2021 through April 30, 2025.
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime 2065 Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Standard & Poor's 500 Stock Index	57.00%
MSCI EAFE Index (net div)	28.00%
Bloomberg Commodity Index	5.00%
Bloomberg U.S. Aggregate Bond Index	5.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	32,707,030	Total Management Fee ($)#:	0
Total Number of Holdings:	24	Portfolio Turnover Rate (%):	22
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Value Fund	5.5%
MFS Blended Research Value Equity Fund	5.5%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS Research International Fund	4.0%
MFS International New Discovery Fund	4.0%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.0%
MFS Institutional Money Market Portfolio	2.0%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
L65R6-ANN

MFS® Lifetime® Income Fund
Class A-MLLAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime Income Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
A	$25	0.24%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class A shares of the MFS Lifetime Income Fund (fund) provided a total return of 7.78%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Lifetime Income Fund Blended Index (Blended Index), generated a return of 9.16%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	7.78%	4.57%	4.02%
A with initial sales charge (4.25%)	3.20%	3.67%	3.57%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	8.02%	(0.67)%	1.54%
MFS Lifetime Income Fund Blended Index ∆	9.16%	3.59%	4.07%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime Income Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Bloomberg U.S. Aggregate Bond Index	71.00%
Standard & Poor's 500 Stock Index	20.00%
MSCI EAFE Index (net div)	5.00%
Bloomberg Commodity Index	2.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	551,511,369	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	20.0%
MFS Total Return Bond Fund	19.5%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.5%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.0%
MFS Blended Research International Equity Fund	2.5%
MFS Institutional Money Market Portfolio	2.5%
MFS Global Real Estate Fund	2.0%
MFS Value Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS High Income Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS Growth Fund	1.7%
MFS Blended Research Growth Equity Fund	1.6%
MFS Research Fund	1.6%
MFS Blended Research Core Equity Fund	1.6%
MFS Mid Cap Growth Fund	1.5%
MFS Research International Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Growth Fund	0.5%
MFS New Discovery Fund	0.5%
MFS International Intrinsic Value Fund	0.5%
MFS New Discovery Value Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LRTA-ANN

MFS® Lifetime® Income Fund
Class B-MLLBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime Income Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
B	$102	0.99%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class B shares of the MFS Lifetime Income Fund (fund) provided a total return of 6.98%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Lifetime Income Fund Blended Index (Blended Index), generated a return of 9.16%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	6.98%	3.79%	3.25%
B with CDSC (declining over six years from 4% to 0%)×	2.98%	3.45%	3.25%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	8.02%	(0.67)%	1.54%
MFS Lifetime Income Fund Blended Index ∆	9.16%	3.59%	4.07%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
The MFS Lifetime Income Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Bloomberg U.S. Aggregate Bond Index	71.00%
Standard & Poor's 500 Stock Index	20.00%
MSCI EAFE Index (net div)	5.00%
Bloomberg Commodity Index	2.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	551,511,369	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	20.0%
MFS Total Return Bond Fund	19.5%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.5%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.0%
MFS Blended Research International Equity Fund	2.5%
MFS Institutional Money Market Portfolio	2.5%
MFS Global Real Estate Fund	2.0%
MFS Value Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS High Income Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS Growth Fund	1.7%
MFS Blended Research Growth Equity Fund	1.6%
MFS Research Fund	1.6%
MFS Blended Research Core Equity Fund	1.6%
MFS Mid Cap Growth Fund	1.5%
MFS Research International Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Growth Fund	0.5%
MFS New Discovery Fund	0.5%
MFS International Intrinsic Value Fund	0.5%
MFS New Discovery Value Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LRTB-ANN

MFS® Lifetime® Income Fund
Class C-MLLCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime Income Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
C	$102	0.99%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class C shares of the MFS Lifetime Income Fund (fund) provided a total return of 6.89%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Lifetime Income Fund Blended Index (Blended Index), generated a return of 9.16%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	6.89%	3.79%	3.24%
C with CDSC (1% for 12 months)×	5.89%	3.79%	3.24%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	8.02%	(0.67)%	1.54%
MFS Lifetime Income Fund Blended Index ∆	9.16%	3.59%	4.07%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
The MFS Lifetime Income Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Bloomberg U.S. Aggregate Bond Index	71.00%
Standard & Poor's 500 Stock Index	20.00%
MSCI EAFE Index (net div)	5.00%
Bloomberg Commodity Index	2.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	551,511,369	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	20.0%
MFS Total Return Bond Fund	19.5%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.5%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.0%
MFS Blended Research International Equity Fund	2.5%
MFS Institutional Money Market Portfolio	2.5%
MFS Global Real Estate Fund	2.0%
MFS Value Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS High Income Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS Growth Fund	1.7%
MFS Blended Research Growth Equity Fund	1.6%
MFS Research Fund	1.6%
MFS Blended Research Core Equity Fund	1.6%
MFS Mid Cap Growth Fund	1.5%
MFS Research International Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Growth Fund	0.5%
MFS New Discovery Fund	0.5%
MFS International Intrinsic Value Fund	0.5%
MFS New Discovery Value Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LRTC-ANN

MFS® Lifetime® Income Fund
Class I-MLLIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime Income Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
I	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class I shares of the MFS Lifetime Income Fund (fund) provided a total return of 7.95%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Lifetime Income Fund Blended Index (Blended Index), generated a return of 9.16%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	7.95%	4.83%	4.28%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	8.02%	(0.67)%	1.54%
MFS Lifetime Income Fund Blended Index ∆	9.16%	3.59%	4.07%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime Income Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Bloomberg U.S. Aggregate Bond Index	71.00%
Standard & Poor's 500 Stock Index	20.00%
MSCI EAFE Index (net div)	5.00%
Bloomberg Commodity Index	2.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	551,511,369	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	20.0%
MFS Total Return Bond Fund	19.5%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.5%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.0%
MFS Blended Research International Equity Fund	2.5%
MFS Institutional Money Market Portfolio	2.5%
MFS Global Real Estate Fund	2.0%
MFS Value Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS High Income Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS Growth Fund	1.7%
MFS Blended Research Growth Equity Fund	1.6%
MFS Research Fund	1.6%
MFS Blended Research Core Equity Fund	1.6%
MFS Mid Cap Growth Fund	1.5%
MFS Research International Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Growth Fund	0.5%
MFS New Discovery Fund	0.5%
MFS International Intrinsic Value Fund	0.5%
MFS New Discovery Value Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LRTI-ANN

MFS® Lifetime® Income Fund
Class R1-MLLEX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime Income Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R1	$102	0.99%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R1 shares of the MFS Lifetime Income Fund (fund) provided a total return of 6.97%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Lifetime Income Fund Blended Index (Blended Index), generated a return of 9.16%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	6.97%	3.81%	3.26%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	8.02%	(0.67)%	1.54%
MFS Lifetime Income Fund Blended Index ∆	9.16%	3.59%	4.07%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime Income Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Bloomberg U.S. Aggregate Bond Index	71.00%
Standard & Poor's 500 Stock Index	20.00%
MSCI EAFE Index (net div)	5.00%
Bloomberg Commodity Index	2.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	551,511,369	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	20.0%
MFS Total Return Bond Fund	19.5%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.5%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.0%
MFS Blended Research International Equity Fund	2.5%
MFS Institutional Money Market Portfolio	2.5%
MFS Global Real Estate Fund	2.0%
MFS Value Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS High Income Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS Growth Fund	1.7%
MFS Blended Research Growth Equity Fund	1.6%
MFS Research Fund	1.6%
MFS Blended Research Core Equity Fund	1.6%
MFS Mid Cap Growth Fund	1.5%
MFS Research International Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Growth Fund	0.5%
MFS New Discovery Fund	0.5%
MFS International Intrinsic Value Fund	0.5%
MFS New Discovery Value Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LRTR1-ANN

MFS® Lifetime® Income Fund
Class R2-MLLGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime Income Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R2	$51	0.49%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R2 shares of the MFS Lifetime Income Fund (fund) provided a total return of 7.51%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Lifetime Income Fund Blended Index (Blended Index), generated a return of 9.16%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	7.51%	4.31%	3.76%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	8.02%	(0.67)%	1.54%
MFS Lifetime Income Fund Blended Index ∆	9.16%	3.59%	4.07%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime Income Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Bloomberg U.S. Aggregate Bond Index	71.00%
Standard & Poor's 500 Stock Index	20.00%
MSCI EAFE Index (net div)	5.00%
Bloomberg Commodity Index	2.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	551,511,369	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	20.0%
MFS Total Return Bond Fund	19.5%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.5%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.0%
MFS Blended Research International Equity Fund	2.5%
MFS Institutional Money Market Portfolio	2.5%
MFS Global Real Estate Fund	2.0%
MFS Value Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS High Income Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS Growth Fund	1.7%
MFS Blended Research Growth Equity Fund	1.6%
MFS Research Fund	1.6%
MFS Blended Research Core Equity Fund	1.6%
MFS Mid Cap Growth Fund	1.5%
MFS Research International Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Growth Fund	0.5%
MFS New Discovery Fund	0.5%
MFS International Intrinsic Value Fund	0.5%
MFS New Discovery Value Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LRTR2-ANN

MFS® Lifetime® Income Fund
Class R3-MLLHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime Income Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R3	$25	0.24%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R3 shares of the MFS Lifetime Income Fund (fund) provided a total return of 7.78%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Lifetime Income Fund Blended Index (Blended Index), generated a return of 9.16%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	7.78%	4.57%	4.02%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	8.02%	(0.67)%	1.54%
MFS Lifetime Income Fund Blended Index ∆	9.16%	3.59%	4.07%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime Income Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Bloomberg U.S. Aggregate Bond Index	71.00%
Standard & Poor's 500 Stock Index	20.00%
MSCI EAFE Index (net div)	5.00%
Bloomberg Commodity Index	2.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	551,511,369	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	20.0%
MFS Total Return Bond Fund	19.5%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.5%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.0%
MFS Blended Research International Equity Fund	2.5%
MFS Institutional Money Market Portfolio	2.5%
MFS Global Real Estate Fund	2.0%
MFS Value Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS High Income Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS Growth Fund	1.7%
MFS Blended Research Growth Equity Fund	1.6%
MFS Research Fund	1.6%
MFS Blended Research Core Equity Fund	1.6%
MFS Mid Cap Growth Fund	1.5%
MFS Research International Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Growth Fund	0.5%
MFS New Discovery Fund	0.5%
MFS International Intrinsic Value Fund	0.5%
MFS New Discovery Value Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LRTR3-ANN

MFS® Lifetime® Income Fund
Class R4-MLLJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime Income Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R4	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R4 shares of the MFS Lifetime Income Fund (fund) provided a total return of 7.96%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Lifetime Income Fund Blended Index (Blended Index), generated a return of 9.16%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	7.96%	4.81%	4.27%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	8.02%	(0.67)%	1.54%
MFS Lifetime Income Fund Blended Index ∆	9.16%	3.59%	4.07%
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime Income Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Bloomberg U.S. Aggregate Bond Index	71.00%
Standard & Poor's 500 Stock Index	20.00%
MSCI EAFE Index (net div)	5.00%
Bloomberg Commodity Index	2.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	551,511,369	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	20.0%
MFS Total Return Bond Fund	19.5%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.5%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.0%
MFS Blended Research International Equity Fund	2.5%
MFS Institutional Money Market Portfolio	2.5%
MFS Global Real Estate Fund	2.0%
MFS Value Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS High Income Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS Growth Fund	1.7%
MFS Blended Research Growth Equity Fund	1.6%
MFS Research Fund	1.6%
MFS Blended Research Core Equity Fund	1.6%
MFS Mid Cap Growth Fund	1.5%
MFS Research International Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Growth Fund	0.5%
MFS New Discovery Fund	0.5%
MFS International Intrinsic Value Fund	0.5%
MFS New Discovery Value Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LRTR4-ANN

MFS® Lifetime® Income Fund
Class R6-MLLKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Lifetime Income Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R6 shares of the MFS Lifetime Income Fund (fund) provided a total return of 8.15%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Lifetime Income Fund Blended Index (Blended Index), generated a return of 9.16%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Blended Index:
    The international stock funds segment contributed to the fund's relative performance, with both the MFS Blended Research International Equity Fund and MFS International Growth Fund outpacing their respective benchmarks.
  Top detractors from performance relative to the Blended Index:
    The US equity funds segment was a primary detractor from relative performance. Within this segment, manager selection was a headwind as all funds underperformed their respective benchmarks. Style selection also held back relative performance. Allocations to all strategies, with the exception of large and mid-cap growth funds, held back relative returns as large-cap and growth strategies tended to outperform small-cap and value-oriented strategies.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	8.15%	4.95%	4.64%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	8.02%	(0.67)%	1.23%
MFS Lifetime Income Fund Blended Index ∆	9.16%	3.59%	4.17%
*	For the period from the commencement of the class's investment operations, August 29, 2016 through April 30, 2025.
∆	Source: FactSet Research Systems Inc.
The MFS Lifetime Income Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
4/30/25
Bloomberg U.S. Aggregate Bond Index	71.00%
Standard & Poor's 500 Stock Index	20.00%
MSCI EAFE Index (net div)	5.00%
Bloomberg Commodity Index	2.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	551,511,369	Total Management Fee ($)#:	0
Total Number of Holdings:	27	Portfolio Turnover Rate (%):	5
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	20.0%
MFS Total Return Bond Fund	19.5%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.5%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.0%
MFS Blended Research International Equity Fund	2.5%
MFS Institutional Money Market Portfolio	2.5%
MFS Global Real Estate Fund	2.0%
MFS Value Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS High Income Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS Growth Fund	1.7%
MFS Blended Research Growth Equity Fund	1.6%
MFS Research Fund	1.6%
MFS Blended Research Core Equity Fund	1.6%
MFS Mid Cap Growth Fund	1.5%
MFS Research International Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Growth Fund	0.5%
MFS New Discovery Fund	0.5%
MFS International Intrinsic Value Fund	0.5%
MFS New Discovery Value Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LRTR6-ANN

MFS® Core Bond Fund
Class A-MCBEX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Core Bond Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$63	0.61%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class A shares of the MFS Core Bond Fund (fund) provided a total return of 7.80%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund's out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector and underweight exposure to the treasury sector contributed to relative performance.
    Yield curve positioning also benefited relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    Security selection within the mortgage-backed security (MBS) sector held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
A without sales charge	7.80%	2.92%
A with initial sales charge (4.25%)	3.22%	1.37%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	8.02%	2.97%
*	For the period from the commencement of the class's investment operations, June 22, 2022 through April 30, 2025.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	32,089,299	Average Effective Maturity (yrs):	7.4
Total Number of Holdings:	295	Average Effective Duration (yrs):	6.0
Total Management Fee ($)#:	95,927
Portfolio Turnover Rate (%):	139
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	96.1%
Money Market Funds	3.9%
Composition including fixed income credit quality
AAA	9.6%
AA	5.3%
A	13.0%
BBB	17.5%
U.S. Government	26.3%
Federal Agencies	24.4%
Money Market Funds	3.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MCBA-ANN

MFS® Core Bond Fund
Class C-MCBCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Core Bond Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$141	1.36%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class C shares of the MFS Core Bond Fund (fund) provided a total return of 7.01%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund's out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector and underweight exposure to the treasury sector contributed to relative performance.
    Yield curve positioning also benefited relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    Security selection within the mortgage-backed security (MBS) sector held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
C without sales charge	7.01%	2.16%
C with CDSC (1% for 12 months)×	6.01%	2.16%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	8.02%	2.97%
*	For the period from the commencement of the class's investment operations, June 22, 2022 through April 30, 2025.
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	32,089,299	Average Effective Maturity (yrs):	7.4
Total Number of Holdings:	295	Average Effective Duration (yrs):	6.0
Total Management Fee ($)#:	95,927
Portfolio Turnover Rate (%):	139
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	96.1%
Money Market Funds	3.9%
Composition including fixed income credit quality
AAA	9.6%
AA	5.3%
A	13.0%
BBB	17.5%
U.S. Government	26.3%
Federal Agencies	24.4%
Money Market Funds	3.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MCBC-ANN

MFS® Core Bond Fund
Class I-MCBFX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Core Bond Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$37	0.36%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class I shares of the MFS Core Bond Fund (fund) provided a total return of 8.17%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund's out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector and underweight exposure to the treasury sector contributed to relative performance.
    Yield curve positioning also benefited relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    Security selection within the mortgage-backed security (MBS) sector held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
I without sales charge	8.17%	3.21%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	8.02%	2.97%
*	For the period from the commencement of the class's investment operations, June 22, 2022 through April 30, 2025.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	32,089,299	Average Effective Maturity (yrs):	7.4
Total Number of Holdings:	295	Average Effective Duration (yrs):	6.0
Total Management Fee ($)#:	95,927
Portfolio Turnover Rate (%):	139
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	96.1%
Money Market Funds	3.9%
Composition including fixed income credit quality
AAA	9.6%
AA	5.3%
A	13.0%
BBB	17.5%
U.S. Government	26.3%
Federal Agencies	24.4%
Money Market Funds	3.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MCBI-ANN

MFS® Core Bond Fund
Class R1-MCBGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Core Bond Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$141	1.36%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R1 shares of the MFS Core Bond Fund (fund) provided a total return of 6.99%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund's out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector and underweight exposure to the treasury sector contributed to relative performance.
    Yield curve positioning also benefited relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    Security selection within the mortgage-backed security (MBS) sector held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
R1 without sales charge	6.99%	2.15%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	8.02%	2.97%
*	For the period from the commencement of the class's investment operations, June 22, 2022 through April 30, 2025.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	32,089,299	Average Effective Maturity (yrs):	7.4
Total Number of Holdings:	295	Average Effective Duration (yrs):	6.0
Total Management Fee ($)#:	95,927
Portfolio Turnover Rate (%):	139
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	96.1%
Money Market Funds	3.9%
Composition including fixed income credit quality
AAA	9.6%
AA	5.3%
A	13.0%
BBB	17.5%
U.S. Government	26.3%
Federal Agencies	24.4%
Money Market Funds	3.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MCBR1-ANN

MFS® Core Bond Fund
Class R2-MCBHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Core Bond Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$89	0.86%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R2 shares of the MFS Core Bond Fund (fund) provided a total return of 7.41%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund's out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector and underweight exposure to the treasury sector contributed to relative performance.
    Yield curve positioning also benefited relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    Security selection within the mortgage-backed security (MBS) sector held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
R2 without sales charge	7.41%	2.66%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	8.02%	2.97%
*	For the period from the commencement of the class's investment operations, June 22, 2022 through April 30, 2025.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	32,089,299	Average Effective Maturity (yrs):	7.4
Total Number of Holdings:	295	Average Effective Duration (yrs):	6.0
Total Management Fee ($)#:	95,927
Portfolio Turnover Rate (%):	139
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	96.1%
Money Market Funds	3.9%
Composition including fixed income credit quality
AAA	9.6%
AA	5.3%
A	13.0%
BBB	17.5%
U.S. Government	26.3%
Federal Agencies	24.4%
Money Market Funds	3.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MCBR2-ANN

MFS® Core Bond Fund
Class R3-MCBJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Core Bond Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$64	0.62%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R3 shares of the MFS Core Bond Fund (fund) provided a total return of 7.68%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund's out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector and underweight exposure to the treasury sector contributed to relative performance.
    Yield curve positioning also benefited relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    Security selection within the mortgage-backed security (MBS) sector held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
R3 without sales charge	7.68%	2.92%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	8.02%	2.97%
*	For the period from the commencement of the class's investment operations, June 22, 2022 through April 30, 2025.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	32,089,299	Average Effective Maturity (yrs):	7.4
Total Number of Holdings:	295	Average Effective Duration (yrs):	6.0
Total Management Fee ($)#:	95,927
Portfolio Turnover Rate (%):	139
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	96.1%
Money Market Funds	3.9%
Composition including fixed income credit quality
AAA	9.6%
AA	5.3%
A	13.0%
BBB	17.5%
U.S. Government	26.3%
Federal Agencies	24.4%
Money Market Funds	3.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MCBR3-ANN

MFS® Core Bond Fund
Class R4-MCBKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Core Bond Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$38	0.37%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R4 shares of the MFS Core Bond Fund (fund) provided a total return of 8.06%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund's out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector and underweight exposure to the treasury sector contributed to relative performance.
    Yield curve positioning also benefited relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    Security selection within the mortgage-backed security (MBS) sector held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
R4 without sales charge	8.06%	3.21%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	8.02%	2.97%
*	For the period from the commencement of the class's investment operations, June 22, 2022 through April 30, 2025.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	32,089,299	Average Effective Maturity (yrs):	7.4
Total Number of Holdings:	295	Average Effective Duration (yrs):	6.0
Total Management Fee ($)#:	95,927
Portfolio Turnover Rate (%):	139
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	96.1%
Money Market Funds	3.9%
Composition including fixed income credit quality
AAA	9.6%
AA	5.3%
A	13.0%
BBB	17.5%
U.S. Government	26.3%
Federal Agencies	24.4%
Money Market Funds	3.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MCBR4-ANN

MFS® Core Bond Fund
Class R6-MCBMX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Core Bond Fund for the period of May 1, 2024 to April 30, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$34	0.33%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended April 30, 2025, Class R6 shares of the MFS Core Bond Fund (fund) provided a total return of 8.10%, at net asset value. This compares with a return of 8.02% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Market volatility rose toward the end of the period as the Trump administration imposed, then suspended for 90-days, an array of very high tariffs on most US trading partners. The US left in place very high tariffs on Chinese imports, as well as a 10% baseline tariff and sectoral tariffs on imports of some goods such as steel, aluminum and autos.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US, while tariffs made for a more difficult policymaking environment.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund's out-of-benchmark exposure to the collateralized mortgage obligation (CMO) sector and underweight exposure to the treasury sector contributed to relative performance.
    Yield curve positioning also benefited relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    Security selection within the mortgage-backed security (MBS) sector held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 4/30/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
R6 without sales charge	8.10%	3.24%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	8.02%	2.97%
*	For the period from the commencement of the class's investment operations, June 22, 2022 through April 30, 2025.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 4/30/25
Net Assets ($):	32,089,299	Average Effective Maturity (yrs):	7.4
Total Number of Holdings:	295	Average Effective Duration (yrs):	6.0
Total Management Fee ($)#:	95,927
Portfolio Turnover Rate (%):	139
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 4/30/25)
Portfolio structure
Fixed Income	96.1%
Money Market Funds	3.9%
Composition including fixed income credit quality
AAA	9.6%
AA	5.3%
A	13.0%
BBB	17.5%
U.S. Government	26.3%
Federal Agencies	24.4%
Money Market Funds	3.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MCBR6-ANN

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the “Code”) pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code. A copy of the Code is attached hereto as EX-99.COE.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Steven E. Buller, Clarence Otis, Jr., and Darrell A. Williams, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Buller, Otis, and Williams are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Ernst & Young LLP (“E&Y”) to serve as independent accountant to a series of the Registrant (each a "Fund" and collectively the "Funds"). The tables below set forth the audit fees billed to each Fund as well as fees for non-audit services provided to each Fund and/or to the Fund's investment adviser, Massachusetts Financial Services Company (“MFS”) and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Fund (“MFS Related Entities”).

For the fiscal years ended April 30, 2025 and 2024, audit fees billed to each Fund by E&Y were as follows:

Fees billed by E&Y:		Audit Fees
	2025	2024
MFS Core Bond Fund	64,400	47,300
MFS Lifetime Income Fund	39,918	37,244
MFS Lifetime 2025 Fund	38,738	36,091
MFS Lifetime 2030 Fund	39,582	36,915
MFS Lifetime 2035 Fund	38,738	36,091
MFS Lifetime 2040 Fund	39,582	36,915
MFS Lifetime 2045 Fund	38,738	36,091
MFS Lifetime 2050 Fund	38,873	36,223
MFS Lifetime 2055 Fund	38,738	36,091
MFS Lifetime 2060 Fund	37,927	35,299
MFS Lifetime 2065 Fund	32,096	29,800
Total	447,330	404,060

For the fiscal years ended April 30, 2025 and 2024, fees billed by E&Y for audit-related, tax and other services provided to each Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

Fees billed by E&Y:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2025	2024	2025	2024	2025	2024
To MFS Core Bond Fund	0	0	259	267	0	0
To MFS Lifetime Income Fund	0	0	0	0	0	0
To MFS Lifetime 2025 Fund	0	0	0	0	0	0
To MFS Lifetime 2030 Fund	0	0	0	0	0	0
To MFS Lifetime 2035 Fund	0	0	0	0	0	0
To MFS Lifetime 2040 Fund	0	0	0	0	0	0
To MFS Lifetime 2045 Fund	0	0	0	0	0	0
To MFS Lifetime 2050 Fund	0	0	0	0	0	0
To MFS Lifetime 2055 Fund	0	0	0	0	0	0
To MFS Lifetime 2060 Fund	0	0	0	0	0	0
To MFS Lifetime 2065 Fund	0	0	0	0	0	0
Total fees billed by E&Y	0	0	259	267	0	0
To above Funds:

Fees billed by E&Y:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2025	2024	2025	2024	2025	2024
To MFS and MFS Related
Entities of MFS Core Bond	0	0	0	0	3,600	3,600
Fund*
To MFS and MFS Related
Entities of MFS Lifetime	0	0	0	0	3,600	3,600
Income Fund*
To MFS and MFS Related
Entities of MFS Lifetime	0	0	0	0	3,600	3,600
2025 Fund*
To MFS and MFS Related
Entities of MFS Lifetime	0	0	0	0	3,600	3,600
2030 Fund*
To MFS and MFS Related
Entities of MFS Lifetime	0	0	0	0	3,600	3,600
2035 Fund*
To MFS and MFS Related
Entities of MFS Lifetime	0	0	0	0	3,600	3,600
2040 Fund*
To MFS and MFS Related
Entities of MFS Lifetime	0	0	0	0	3,600	3,600
2045 Fund*
To MFS and MFS Related
Entities of MFS Lifetime	0	0	0	0	3,600	3,600
2050 Fund*
To MFS and MFS Related
Entities of MFS Lifetime	0	0	0	0	3,600	3,600
2055 Fund*
To MFS and MFS Related
Entities of MFS Lifetime	0	0	0	0	3,600	3,600
2060 Fund*
To MFS and MFS Related
Entities of MFS Lifetime	0	0	0	0	3,600	3,600
2065 Fund*

Fees billed by E&Y:			Aggregate Fees for Non-audit Services
			2025		20244
To MFS Core Bond Fund, MFS and MFS			277,910		229,807
Related Entities#
To MFS Lifetime Income Fund,			277,651		229,540
MFS and MFS Related Entities#
To MFS Lifetime 2025 Fund, MFS and MFS			277,651		229,540
Related Entities#
To MFS Lifetime 2030 Fund, MFS and MFS			277,651		229,540
Related Entities#
To MFS Lifetime 2035 Fund, MFS and MFS			277,651		229,540
Related Entities#
To MFS Lifetime 2040 Fund, MFS and MFS			277,651		229,540
Related Entities#
To MFS Lifetime 2045 Fund, MFS and MFS			277,651		229,540
Related Entities#
To MFS Lifetime 2050 Fund, MFS and MFS			277,651		229,540
Related Entities#
To MFS Lifetime 2055 Fund, MFS and MFS			277,651		229,540
Related Entities#
To MFS Lifetime 2060 Fund, MFS and MFS			277,651		229,540
Related Entities#
To MFS Lifetime 2065 Fund, MFS and MFS			277,651		229,540
Related Entities#

*This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

# This amount reflects the aggregate fees billed by E&Y for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.

1 The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under ‘‘Audit Fees,’’ including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

2 The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

3 The fees included under “All Other Fees” are fees for products and services provided by E&Y other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre- approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Fund and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f):

Not applicable.

Item 4(h):

The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

Item 4(i):

Not applicable.

Item 4(j):

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Lifetime Income Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, MFS Lifetime 2060 Fund, and MFS Lifetime 2065 Fund
Portfolio of Investments
4/30/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
MFS Lifetime Income Fund
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 100.0%
Bond Funds – 70.0%
MFS Emerging Markets Debt Fund - Class R6	464,008	$5,517,060
MFS Emerging Markets Debt Local Currency Fund - Class R6	992,995	5,521,050
MFS Global Opportunistic Bond Fund - Class R6	4,726,099	38,612,226
MFS Government Securities Fund - Class R6	6,051,154	52,402,994
MFS High Income Fund - Class R6	3,617,335	11,032,870
MFS Inflation-Adjusted Bond Fund - Class R6	5,975,756	55,156,231
MFS Limited Maturity Fund - Class R6	18,755,691	110,283,464
MFS Total Return Bond Fund - Class R6	11,297,858	107,555,611
		$386,081,506
International Stock Funds – 5.0%
MFS Blended Research International Equity Fund - Class R6	969,638	$13,827,039
MFS International Growth Fund - Class R6	61,705	2,764,988
MFS International Intrinsic Value Fund - Class R6	69,278	2,764,219
MFS Research International Fund - Class R6	344,618	8,294,957
		$27,651,203
Non-Traditional Funds – 4.0%
MFS Commodity Strategy Fund - Class R6	2,954,849	$10,844,294
MFS Global Real Estate Fund - Class R6	690,204	11,050,168
		$21,894,462
U.S. Stock Funds – 18.5%
MFS Blended Research Core Equity Fund - Class R6	261,721	$8,977,043
MFS Blended Research Growth Equity Fund - Class R6	391,772	8,983,337
MFS Blended Research Mid Cap Equity Fund - Class R6	1,242,523	16,562,828
MFS Blended Research Small Cap Equity Fund - Class R6	428,780	5,514,113
MFS Blended Research Value Equity Fund - Class R6	726,105	11,044,059
MFS Growth Fund - Class R6	47,789	8,983,350
MFS Mid Cap Growth Fund - Class R6	274,211	8,297,620
MFS Mid Cap Value Fund - Class R6	278,149	8,274,921
MFS New Discovery Fund - Class R6 (a)	95,522	2,764,392
MFS New Discovery Value Fund - Class R6	167,427	2,745,809
MFS Research Fund - Class R6	165,802	8,978,197
MFS Value Fund - Class R6	226,840	11,044,812
		$102,170,481
Money Market Funds – 2.5%
MFS Institutional Money Market Portfolio, 4.36% (v)	13,576,203	$13,576,203
Total Mutual Funds (Identified Cost, $490,978,517)		$551,373,855
Other Assets, Less Liabilities – 0.0%		137,514
Net Assets – 100.0%		$551,511,369
See Portfolio Footnotes and Notes to Financial Statements
LTFFS-ANN

Portfolio of Investments – continued
MFS Lifetime 2025 Fund
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 100.0%
Bond Funds – 68.9%
MFS Emerging Markets Debt Fund - Class R6	320,960	$3,816,210
MFS Emerging Markets Debt Local Currency Fund - Class R6	697,671	3,879,050
MFS Global Opportunistic Bond Fund - Class R6	3,004,340	24,545,457
MFS Government Securities Fund - Class R6	3,844,284	33,291,501
MFS High Income Fund - Class R6	2,504,435	7,638,526
MFS Inflation-Adjusted Bond Fund - Class R6	3,790,009	34,981,787
MFS Limited Maturity Fund - Class R6	11,317,665	66,547,868
MFS Total Return Bond Fund - Class R6	6,983,080	66,478,927
		$241,179,326
International Stock Funds – 5.4%
MFS Blended Research International Equity Fund - Class R6	659,011	$9,397,490
MFS International Growth Fund - Class R6	43,261	1,938,547
MFS International Intrinsic Value Fund - Class R6	48,556	1,937,387
MFS Research International Fund - Class R6	228,069	5,489,624
		$18,763,048
Non-Traditional Funds – 3.9%
MFS Commodity Strategy Fund - Class R6	1,849,062	$6,786,060
MFS Global Real Estate Fund - Class R6	441,272	7,064,758
		$13,850,818
U.S. Stock Funds – 19.3%
MFS Blended Research Core Equity Fund - Class R6	176,524	$6,054,762
MFS Blended Research Growth Equity Fund - Class R6	265,777	6,094,278
MFS Blended Research Mid Cap Equity Fund - Class R6	816,118	10,878,858
MFS Blended Research Small Cap Equity Fund - Class R6	271,603	3,492,814
MFS Blended Research Value Equity Fund - Class R6	482,394	7,337,216
MFS Growth Fund - Class R6	32,391	6,088,938
MFS Mid Cap Growth Fund - Class R6	181,998	5,507,248
MFS Mid Cap Value Fund - Class R6	181,497	5,399,525
MFS New Discovery Fund - Class R6 (a)	61,215	1,771,550
MFS New Discovery Value Fund - Class R6	106,062	1,739,411
MFS Research Fund - Class R6	111,832	6,055,708
MFS Value Fund - Class R6	150,598	7,332,608
		$67,752,916
Money Market Funds – 2.5%
MFS Institutional Money Market Portfolio, 4.36% (v)	8,694,934	$8,694,934
Total Mutual Funds (Identified Cost, $321,203,116)		$350,241,042
Other Assets, Less Liabilities – 0.0%		17,858
Net Assets – 100.0%		$350,258,900
See Portfolio Footnotes and Notes to Financial Statements

LTFFS-ANN

Portfolio of Investments – continued
MFS Lifetime 2030 Fund
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 100.0%
Bond Funds – 57.5%
MFS Emerging Markets Debt Fund - Class R6	1,307,633	$15,547,753
MFS Emerging Markets Debt Local Currency Fund - Class R6	2,701,126	15,018,257
MFS Global Opportunistic Bond Fund - Class R6	6,231,214	50,909,020
MFS Government Securities Fund - Class R6	8,189,445	70,920,596
MFS High Income Fund - Class R6	9,764,219	29,780,868
MFS Inflation-Adjusted Bond Fund - Class R6	7,865,827	72,601,583
MFS Limited Maturity Fund - Class R6	11,526,274	67,774,490
MFS Total Return Bond Fund - Class R6	10,935,867	104,109,454
		$426,662,021
International Stock Funds – 8.5%
MFS Blended Research International Equity Fund - Class R6	2,198,809	$31,355,010
MFS International Growth Fund - Class R6	174,497	7,819,217
MFS International Intrinsic Value Fund - Class R6	196,138	7,825,905
MFS International New Discovery Fund - Class R6	21,128	673,560
MFS Research International Fund - Class R6	650,470	15,656,823
		$63,330,515
Non-Traditional Funds – 4.2%
MFS Commodity Strategy Fund - Class R6	4,156,788	$15,255,413
MFS Global Real Estate Fund - Class R6	972,521	15,570,062
		$30,825,475
U.S. Stock Funds – 27.3%
MFS Blended Research Core Equity Fund - Class R6	577,606	$19,811,876
MFS Blended Research Growth Equity Fund - Class R6	856,810	19,646,643
MFS Blended Research Mid Cap Equity Fund - Class R6	2,342,827	31,229,887
MFS Blended Research Small Cap Equity Fund - Class R6	570,252	7,333,442
MFS Blended Research Value Equity Fund - Class R6	1,502,537	22,853,587
MFS Growth Fund - Class R6	104,793	19,699,011
MFS Mid Cap Growth Fund - Class R6	522,394	15,807,642
MFS Mid Cap Value Fund - Class R6	524,999	15,618,719
MFS New Discovery Fund - Class R6 (a)	131,601	3,808,547
MFS New Discovery Value Fund - Class R6	227,257	3,727,016
MFS Research Fund - Class R6	365,202	19,775,705
MFS Value Fund - Class R6	470,522	22,909,714
		$202,221,789
Money Market Funds – 2.5%
MFS Institutional Money Market Portfolio, 4.36% (v)	18,882,349	$18,882,348
Total Mutual Funds (Identified Cost, $632,850,414)		$741,922,148
Other Assets, Less Liabilities – (0.0)%		(264,165)
Net Assets – 100.0%		$741,657,983
See Portfolio Footnotes and Notes to Financial Statements
LTFFS-ANN

Portfolio of Investments – continued
MFS Lifetime 2035 Fund
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 99.9%
Bond Funds – 35.5%
MFS Emerging Markets Debt Fund - Class R6	1,461,602	$17,378,446
MFS Emerging Markets Debt Local Currency Fund - Class R6	2,122,567	11,801,473
MFS Global Opportunistic Bond Fund - Class R6	3,386,880	27,670,810
MFS Government Securities Fund - Class R6	5,705,502	49,409,643
MFS High Income Fund - Class R6	7,622,048	23,247,248
MFS Inflation-Adjusted Bond Fund - Class R6	4,246,121	39,191,694
MFS Total Return Bond Fund - Class R6	4,793,571	45,634,797
		$214,334,111
International Stock Funds – 14.3%
MFS Blended Research Emerging Markets Equity Fund - Class R6	20,998	$298,592
MFS Blended Research International Equity Fund - Class R6	2,784,782	39,710,985
MFS Emerging Markets Equity Fund - Class R6	8,145	298,767
MFS International Growth Fund - Class R6	225,678	10,112,645
MFS International Intrinsic Value Fund - Class R6	254,043	10,136,332
MFS International New Discovery Fund - Class R6	215,549	6,871,686
MFS Research International Fund - Class R6	800,660	19,271,894
		$86,700,901
Non-Traditional Funds – 6.2%
MFS Commodity Strategy Fund - Class R6	4,936,218	$18,115,920
MFS Global Real Estate Fund - Class R6	1,208,588	19,349,484
		$37,465,404
U.S. Stock Funds – 41.7%
MFS Blended Research Core Equity Fund - Class R6	674,702	$23,142,287
MFS Blended Research Growth Equity Fund - Class R6	1,027,917	23,570,136
MFS Blended Research Mid Cap Equity Fund - Class R6	3,345,819	44,599,773
MFS Blended Research Small Cap Equity Fund - Class R6	747,716	9,615,630
MFS Blended Research Value Equity Fund - Class R6	1,644,493	25,012,738
MFS Growth Fund - Class R6	124,369	23,378,908
MFS Mid Cap Growth Fund - Class R6	752,671	22,775,820
MFS Mid Cap Value Fund - Class R6	738,683	21,975,804
MFS New Discovery Fund - Class R6 (a)	169,961	4,918,682
MFS New Discovery Value Fund - Class R6	290,044	4,756,713
MFS Research Fund - Class R6	425,535	23,042,731
MFS Value Fund - Class R6	511,897	24,924,258
		$251,713,480
Money Market Funds – 2.2%
MFS Institutional Money Market Portfolio, 4.36% (v)	13,350,281	$13,350,281
Total Mutual Funds (Identified Cost, $501,143,950)		$603,564,177
Other Assets, Less Liabilities – 0.1%		701,656
Net Assets – 100.0%		$604,265,833
See Portfolio Footnotes and Notes to Financial Statements

LTFFS-ANN

Portfolio of Investments – continued
MFS Lifetime 2040 Fund
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 100.0%
Bond Funds – 17.8%
MFS Emerging Markets Debt Fund - Class R6	1,744,973	$20,747,732
MFS Emerging Markets Debt Local Currency Fund - Class R6	2,539,719	14,120,835
MFS Global Opportunistic Bond Fund - Class R6	2,521,497	20,600,633
MFS High Income Fund - Class R6	9,105,391	27,771,443
MFS Inflation-Adjusted Bond Fund - Class R6	3,812,127	35,185,933
MFS Total Return Bond Fund - Class R6	1,874,192	17,842,305
		$136,268,881
International Stock Funds – 20.9%
MFS Blended Research Emerging Markets Equity Fund - Class R6	287,778	$4,092,204
MFS Blended Research International Equity Fund - Class R6	4,763,169	67,922,794
MFS Emerging Markets Equity Fund - Class R6	111,617	4,094,094
MFS International Growth Fund - Class R6	446,522	20,008,634
MFS International Intrinsic Value Fund - Class R6	502,386	20,045,192
MFS International New Discovery Fund - Class R6	511,808	16,316,442
MFS Research International Fund - Class R6	1,148,400	27,641,994
		$160,121,354
Non-Traditional Funds – 8.0%
MFS Commodity Strategy Fund - Class R6	8,105,433	$29,746,941
MFS Global Real Estate Fund - Class R6	1,966,481	31,483,361
		$61,230,302
U.S. Stock Funds – 51.4%
MFS Blended Research Core Equity Fund - Class R6	1,047,275	$35,921,523
MFS Blended Research Growth Equity Fund - Class R6	1,596,084	36,598,212
MFS Blended Research Mid Cap Equity Fund - Class R6	5,259,259	70,105,928
MFS Blended Research Small Cap Equity Fund - Class R6	1,221,002	15,702,087
MFS Blended Research Value Equity Fund - Class R6	2,530,372	38,486,959
MFS Growth Fund - Class R6	193,483	36,370,935
MFS Mid Cap Growth Fund - Class R6	1,176,323	35,595,525
MFS Mid Cap Value Fund - Class R6	1,165,706	34,679,752
MFS New Discovery Fund - Class R6 (a)	275,750	7,980,207
MFS New Discovery Value Fund - Class R6	474,923	7,788,739
MFS Research Fund - Class R6	661,238	35,806,030
MFS Value Fund - Class R6	788,257	38,380,213
		$393,416,110
Money Market Funds – 1.9%
MFS Institutional Money Market Portfolio, 4.36% (v)	14,252,012	$14,252,012
Total Mutual Funds (Identified Cost, $567,545,781)		$765,288,659
Other Assets, Less Liabilities – (0.0)%		(11,560)
Net Assets – 100.0%		$765,277,099
See Portfolio Footnotes and Notes to Financial Statements
LTFFS-ANN

Portfolio of Investments – continued
MFS Lifetime 2045 Fund
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 100.0%
Bond Funds – 10.7%
MFS Emerging Markets Debt Fund - Class R6	558,819	$6,644,354
MFS Emerging Markets Debt Local Currency Fund - Class R6	809,318	4,499,811
MFS Global Opportunistic Bond Fund - Class R6	807,706	6,598,955
MFS High Income Fund - Class R6	2,909,440	8,873,792
MFS Inflation-Adjusted Bond Fund - Class R6	1,912,500	17,652,378
MFS Total Return Bond Fund - Class R6	1,135,567	10,810,599
		$55,079,889
International Stock Funds – 25.0%
MFS Blended Research Emerging Markets Equity Fund - Class R6	286,004	$4,066,972
MFS Blended Research International Equity Fund - Class R6	3,678,426	52,454,363
MFS Emerging Markets Equity Fund - Class R6	110,944	4,069,438
MFS International Growth Fund - Class R6	359,912	16,127,659
MFS International Intrinsic Value Fund - Class R6	405,334	16,172,817
MFS International New Discovery Fund - Class R6	508,219	16,202,014
MFS Research International Fund - Class R6	827,569	19,919,577
		$129,012,840
Non-Traditional Funds – 8.9%
MFS Commodity Strategy Fund - Class R6	6,078,874	$22,309,469
MFS Global Real Estate Fund - Class R6	1,481,633	23,720,934
		$46,030,403
U.S. Stock Funds – 53.5%
MFS Blended Research Core Equity Fund - Class R6	700,996	$24,044,151
MFS Blended Research Growth Equity Fund - Class R6	1,132,072	25,958,402
MFS Blended Research Mid Cap Equity Fund - Class R6	3,710,906	49,466,374
MFS Blended Research Small Cap Equity Fund - Class R6	918,333	11,809,768
MFS Blended Research Value Equity Fund - Class R6	1,770,413	26,927,976
MFS Growth Fund - Class R6	136,916	25,737,536
MFS Mid Cap Growth Fund - Class R6	834,963	25,265,986
MFS Mid Cap Value Fund - Class R6	819,732	24,387,032
MFS New Discovery Fund - Class R6 (a)	208,661	6,038,651
MFS New Discovery Value Fund - Class R6	356,446	5,845,721
MFS Research Fund - Class R6	442,083	23,938,786
MFS Value Fund - Class R6	551,384	26,846,892
		$276,267,275
Money Market Funds – 1.9%
MFS Institutional Money Market Portfolio, 4.36% (v)	9,601,592	$9,601,592
Total Mutual Funds (Identified Cost, $413,386,967)		$515,991,999
Other Assets, Less Liabilities – (0.0)%		(6,519)
Net Assets – 100.0%		$515,985,480
See Portfolio Footnotes and Notes to Financial Statements

LTFFS-ANN

Portfolio of Investments – continued
MFS Lifetime 2050 Fund
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 100.0%
Bond Funds – 4.3%
MFS Inflation-Adjusted Bond Fund - Class R6	1,428,805	$13,187,875
MFS Total Return Bond Fund - Class R6	1,107,712	10,545,415
		$23,733,290
International Stock Funds – 28.4%
MFS Blended Research Emerging Markets Equity Fund - Class R6	395,849	$5,628,967
MFS Blended Research International Equity Fund - Class R6	4,368,240	62,291,107
MFS Emerging Markets Equity Fund - Class R6	153,565	5,632,749
MFS International Growth Fund - Class R6	441,057	19,763,756
MFS International Intrinsic Value Fund - Class R6	495,897	19,786,302
MFS International New Discovery Fund - Class R6	704,464	22,458,312
MFS Research International Fund - Class R6	937,243	22,559,441
		$158,120,634
Non-Traditional Funds – 9.8%
MFS Commodity Strategy Fund - Class R6	7,245,803	$26,592,099
MFS Global Real Estate Fund - Class R6	1,749,504	28,009,554
		$54,601,653
U.S. Stock Funds – 55.6%
MFS Blended Research Core Equity Fund - Class R6	753,899	$25,858,728
MFS Blended Research Growth Equity Fund - Class R6	1,262,414	28,947,158
MFS Blended Research Mid Cap Equity Fund - Class R6	4,189,421	55,844,984
MFS Blended Research Small Cap Equity Fund - Class R6	1,086,766	13,975,819
MFS Blended Research Value Equity Fund - Class R6	1,997,391	30,380,322
MFS Growth Fund - Class R6	153,313	28,819,744
MFS Mid Cap Growth Fund - Class R6	933,485	28,247,246
MFS Mid Cap Value Fund - Class R6	928,359	27,618,673
MFS New Discovery Fund - Class R6 (a)	244,429	7,073,781
MFS New Discovery Value Fund - Class R6	423,239	6,941,128
MFS Research Fund - Class R6	476,570	25,806,253
MFS Value Fund - Class R6	622,618	30,315,255
		$309,829,091
Money Market Funds – 1.9%
MFS Institutional Money Market Portfolio, 4.36% (v)	10,477,821	$10,477,821
Total Mutual Funds (Identified Cost, $440,205,535)		$556,762,489
Other Assets, Less Liabilities – (0.0)%		(30,623)
Net Assets – 100.0%		$556,731,866
See Portfolio Footnotes and Notes to Financial Statements
LTFFS-ANN

Portfolio of Investments – continued
MFS Lifetime 2055 Fund
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 100.0%
Bond Funds – 4.3%
MFS Inflation-Adjusted Bond Fund - Class R6	992,560	$9,161,329
MFS Total Return Bond Fund - Class R6	769,842	7,328,895
		$16,490,224
International Stock Funds – 28.5%
MFS Blended Research Emerging Markets Equity Fund - Class R6	271,300	$3,857,885
MFS Blended Research International Equity Fund - Class R6	3,009,677	42,917,998
MFS Emerging Markets Equity Fund - Class R6	105,242	3,860,289
MFS International Growth Fund - Class R6	303,331	13,592,273
MFS International Intrinsic Value Fund - Class R6	341,611	13,630,273
MFS International New Discovery Fund - Class R6	482,186	15,372,079
MFS Research International Fund - Class R6	643,707	15,494,025
		$108,724,822
Non-Traditional Funds – 9.8%
MFS Commodity Strategy Fund - Class R6	4,980,371	$18,277,962
MFS Global Real Estate Fund - Class R6	1,196,723	19,159,536
		$37,437,498
U.S. Stock Funds – 55.5%
MFS Blended Research Core Equity Fund - Class R6	514,949	$17,662,747
MFS Blended Research Growth Equity Fund - Class R6	868,653	19,918,213
MFS Blended Research Mid Cap Equity Fund - Class R6	2,859,275	38,114,141
MFS Blended Research Small Cap Equity Fund - Class R6	742,256	9,545,412
MFS Blended Research Value Equity Fund - Class R6	1,366,423	20,783,299
MFS Growth Fund - Class R6	105,162	19,768,328
MFS Mid Cap Growth Fund - Class R6	641,480	19,411,179
MFS Mid Cap Value Fund - Class R6	634,105	18,864,615
MFS New Discovery Fund - Class R6 (a)	168,171	4,866,876
MFS New Discovery Value Fund - Class R6	288,475	4,730,988
MFS Research Fund - Class R6	325,535	17,627,734
MFS Value Fund - Class R6	426,251	20,754,154
		$212,047,686
Money Market Funds – 1.9%
MFS Institutional Money Market Portfolio, 4.36% (v)	7,230,423	$7,230,422
Total Mutual Funds (Identified Cost, $321,172,452)		$381,930,652
Other Assets, Less Liabilities – 0.0%		41,310
Net Assets – 100.0%		$381,971,962
See Portfolio Footnotes and Notes to Financial Statements

LTFFS-ANN

Portfolio of Investments – continued
MFS Lifetime 2060 Fund
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 100.0%
Bond Funds – 4.5%
MFS Inflation-Adjusted Bond Fund - Class R6	593,112	$5,474,426
MFS Total Return Bond Fund - Class R6	459,485	4,374,292
		$9,848,718
International Stock Funds – 28.4%
MFS Blended Research Emerging Markets Equity Fund - Class R6	153,447	$2,182,012
MFS Blended Research International Equity Fund - Class R6	1,708,532	24,363,660
MFS Emerging Markets Equity Fund - Class R6	59,579	2,185,372
MFS International Growth Fund - Class R6	172,403	7,725,370
MFS International Intrinsic Value Fund - Class R6	194,095	7,744,395
MFS International New Discovery Fund - Class R6	279,398	8,907,219
MFS Research International Fund - Class R6	367,007	8,833,855
		$61,941,883
Non-Traditional Funds – 9.9%
MFS Commodity Strategy Fund - Class R6	2,876,984	$10,558,533
MFS Global Real Estate Fund - Class R6	682,670	10,929,549
		$21,488,082
U.S. Stock Funds – 55.2%
MFS Blended Research Core Equity Fund - Class R6	292,163	$10,021,197
MFS Blended Research Growth Equity Fund - Class R6	487,527	11,178,984
MFS Blended Research Mid Cap Equity Fund - Class R6	1,623,390	21,639,785
MFS Blended Research Small Cap Equity Fund - Class R6	417,816	5,373,112
MFS Blended Research Value Equity Fund - Class R6	780,681	11,874,152
MFS Growth Fund - Class R6	59,454	11,176,195
MFS Mid Cap Growth Fund - Class R6	362,590	10,971,987
MFS Mid Cap Value Fund - Class R6	361,043	10,741,029
MFS New Discovery Fund - Class R6 (a)	94,322	2,729,677
MFS New Discovery Value Fund - Class R6	163,457	2,680,698
MFS Research Fund - Class R6	185,220	10,029,661
MFS Value Fund - Class R6	244,066	11,883,594
		$120,300,071
Money Market Funds – 2.0%
MFS Institutional Money Market Portfolio, 4.36% (v)	4,404,968	$4,404,968
Total Mutual Funds (Identified Cost, $195,229,003)		$217,983,722
Other Assets, Less Liabilities – (0.0)%		(30,075)
Net Assets – 100.0%		$217,953,647
See Portfolio Footnotes and Notes to Financial Statements
LTFFS-ANN

Portfolio of Investments – continued
MFS Lifetime 2065 Fund
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 100.0%
Bond Funds – 4.5%
MFS Inflation-Adjusted Bond Fund - Class R6	88,596	$817,739
MFS Total Return Bond Fund - Class R6	68,719	654,205
		$1,471,944
International Stock Funds – 28.0%
MFS Blended Research Emerging Markets Equity Fund - Class R6	23,004	$327,114
MFS Blended Research International Equity Fund - Class R6	252,335	3,598,301
MFS Emerging Markets Equity Fund - Class R6	8,918	327,119
MFS International Growth Fund - Class R6	25,550	1,144,892
MFS International Intrinsic Value Fund - Class R6	28,694	1,144,879
MFS International New Discovery Fund - Class R6	41,043	1,308,452
MFS Research International Fund - Class R6	54,360	1,308,453
		$9,159,210
Non-Traditional Funds – 10.0%
MFS Commodity Strategy Fund - Class R6	445,517	$1,635,045
MFS Global Real Estate Fund - Class R6	102,160	1,635,585
		$3,270,630
U.S. Stock Funds – 55.5%
MFS Blended Research Core Equity Fund - Class R6	44,112	$1,513,032
MFS Blended Research Growth Equity Fund - Class R6	73,383	1,682,677
MFS Blended Research Mid Cap Equity Fund - Class R6	245,400	3,271,180
MFS Blended Research Small Cap Equity Fund - Class R6	63,588	817,746
MFS Blended Research Value Equity Fund - Class R6	118,287	1,799,147
MFS Growth Fund - Class R6	8,920	1,676,782
MFS Mid Cap Growth Fund - Class R6	54,058	1,635,787
MFS Mid Cap Value Fund - Class R6	54,974	1,635,476
MFS New Discovery Fund - Class R6 (a)	14,130	408,931
MFS New Discovery Value Fund - Class R6	24,930	408,853
MFS Research Fund - Class R6	27,941	1,513,021
MFS Value Fund - Class R6	36,952	1,799,186
		$18,161,818
Money Market Funds – 2.0%
MFS Institutional Money Market Portfolio, 4.36% (v)	639,795	$639,795
Total Mutual Funds (Identified Cost, $31,358,758)		$32,703,397
Other Assets, Less Liabilities – 0.0%		3,633
Net Assets – 100.0%		$32,707,030
Portfolio Footnotes:
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of each fund’s investments in affiliated issuers were as follows:
Affiliated Issuers
MFS Lifetime Income Fund	$551,373,855
MFS Lifetime 2025 Fund	350,241,042
MFS Lifetime 2030 Fund	741,922,148
MFS Lifetime 2035 Fund	603,564,177
MFS Lifetime 2040 Fund	765,288,659
MFS Lifetime 2045 Fund	515,991,999
MFS Lifetime 2050 Fund	556,762,489
MFS Lifetime 2055 Fund	381,930,652
MFS Lifetime 2060 Fund	217,983,722
MFS Lifetime 2065 Fund	32,703,397

LTFFS-ANN

Portfolio of Investments – continued
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See Notes to Financial Statements
LTFFS-ANN

Financial Statements
Statements of Assets and Liabilities
At 4/30/25
These statements represent each fund's balance sheet, which details the assets and liabilities comprising the total value of each fund.
	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Assets
Investments in affiliated issuers, at value (identified cost, $490,978,517, $321,203,116, and $632,850,414, respectively)	$551,373,855	$350,241,042	$741,922,148
Receivables for
Investments sold	2,894,554	539,451	6,715,911
Fund shares sold	101,223	59,723	131,046
Receivable from investment adviser	119,423	99,282	166,755
Other assets	1,196	834	1,455
Total assets	$554,490,251	$350,940,332	$748,937,315
Liabilities
Payables for
Distributions	$70,483	$—	$—
Investments purchased	1,006	15,952	30,085
Fund shares reacquired	2,694,824	545,224	7,031,442
Payable to affiliates
Administrative services fee	94	94	94
Shareholder servicing costs	148,333	70,240	158,098
Distribution and service fees	5,008	2,020	5,499
Payable for independent Trustees' compensation	204	127	256
Payable for audit and tax fees	39,455	38,522	39,365
Accrued expenses and other liabilities	19,475	9,253	14,493
Total liabilities	$2,978,882	$681,432	$7,279,332
Net assets	$551,511,369	$350,258,900	$741,657,983
Net assets consist of
Paid-in capital	$512,234,594	$325,486,540	$628,376,069
Total distributable earnings (loss)	39,276,775	24,772,360	113,281,914
Net assets	$551,511,369	$350,258,900	$741,657,983

Statements of Assets and Liabilities – continued
	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Net assets
Class A	$185,202,408	$30,416,323	$91,791,228
Class B	431,192	255,617	1,142,176
Class C	14,121,068	2,139,808	7,121,173
Class I	42,870,328	3,077,399	8,188,652
Class R1	2,583,284	337,020	3,103,086
Class R2	21,431,715	11,897,470	34,540,836
Class R3	87,294,125	82,362,541	195,870,443
Class R4	16,706,795	29,836,492	42,039,847
Class R6	180,870,454	189,936,230	357,860,542
Total net assets	$551,511,369	$350,258,900	$741,657,983
Shares of beneficial interest outstanding
Class A	15,256,214	2,320,597	5,828,574
Class B	35,519	19,454	72,860
Class C	1,163,906	165,472	462,023
Class I	3,530,432	233,782	516,367
Class R1	212,464	25,588	198,606
Class R2	1,765,235	909,333	2,213,163
Class R3	7,191,693	6,290,040	12,480,547
Class R4	1,376,953	2,257,556	2,639,359
Class R6	14,852,664	14,387,788	22,511,569
Total shares of beneficial interest outstanding	45,385,080	26,609,610	46,923,068
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$12.14	$13.11	$15.75
Offering price per share (100 / 95.75 x net asset value per share)	$12.68	$—	$—
Offering price per share (100 / 94.25 x net asset value per share)	$—	$13.91	$16.71
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$12.14	$13.14	$15.68
Class C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$12.13	$12.93	$15.41
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$12.14	$13.16	$15.86
Class R1 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$12.16	$13.17	$15.62
Class R2 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$12.14	$13.08	$15.61
Class R3 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$12.14	$13.09	$15.69
Class R4 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$12.13	$13.22	$15.93

Statements of Assets and Liabilities – continued
	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$12.18	$13.20	$15.90
On sales of $100,000 or more, the maximum offering price of Class A shares is reduced for the MFS Lifetime Income Fund. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced for all other funds. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.
See Notes to Financial Statements

Statements of Assets and Liabilities – continued
At 4/30/25	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund
Assets
Investments in affiliated issuers, at value (identified cost, $501,143,950, $567,545,781, $413,386,967, and $440,205,535, respectively)	$603,564,177	$765,288,659	$515,991,999	$556,762,489
Receivables for
Investments sold	1,174,078	4,497,685	105,699	2,603,008
Fund shares sold	143,870	433,310	380,299	283,802
Receivable from investment adviser	134,249	174,963	132,619	145,565
Other assets	1,208	1,448	1,092	1,164
Total assets	$605,017,582	$770,396,065	$516,611,708	$559,796,028
Liabilities
Payables for
Investments purchased	$33,528	$202,165	$46,243	$31,920
Fund shares reacquired	545,677	4,687,864	410,847	2,851,882
Payable to affiliates
Administrative services fee	94	94	94	94
Shareholder servicing costs	118,436	170,165	115,925	125,725
Distribution and service fees	3,535	5,246	2,981	3,307
Payable for independent Trustees' compensation	191	248	165	176
Payable for audit and tax fees	38,518	39,361	38,518	38,652
Accrued expenses and other liabilities	11,770	13,823	11,455	12,406
Total liabilities	$751,749	$5,118,966	$626,228	$3,064,162
Net assets	$604,265,833	$765,277,099	$515,985,480	$556,731,866
Net assets consist of
Paid-in capital	$495,498,296	$558,657,875	$407,656,905	$431,984,045
Total distributable earnings (loss)	108,767,537	206,619,224	108,328,575	124,747,821
Net assets	$604,265,833	$765,277,099	$515,985,480	$556,731,866

Statements of Assets and Liabilities – continued
	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund
Net assets
Class A	$47,515,713	$73,805,297	$36,370,783	$39,990,645
Class B	334,160	956,381	263,933	459,469
Class C	5,366,902	5,906,653	3,063,544	4,100,472
Class I	8,644,983	14,338,779	12,335,401	7,780,417
Class R1	1,357,580	3,135,016	773,855	915,775
Class R2	13,188,996	38,622,165	9,960,818	16,546,563
Class R3	155,985,126	192,892,666	145,616,944	147,221,623
Class R4	25,267,323	40,945,689	20,375,028	34,358,773
Class R6	346,605,050	394,674,453	287,225,174	305,358,129
Total net assets	$604,265,833	$765,277,099	$515,985,480	$556,731,866
Shares of beneficial interest outstanding
Class A	2,714,312	3,830,968	1,896,053	1,730,220
Class B	19,081	49,624	13,773	20,080
Class C	312,070	313,859	162,259	181,988
Class I	491,937	737,554	638,571	336,282
Class R1	77,917	164,448	40,540	40,481
Class R2	751,641	2,017,104	520,380	724,100
Class R3	8,887,307	10,012,650	7,593,034	6,429,631
Class R4	1,425,508	2,092,444	1,051,922	1,483,995
Class R6	19,596,856	20,199,574	14,859,131	13,209,472
Total shares of beneficial interest outstanding	34,276,629	39,418,225	26,775,663	24,156,249
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$17.51	$19.27	$19.18	$23.11
Offering price per share (100 / 94.25 x net asset value per share)	$18.58	$20.45	$20.35	$24.52
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$17.51	$19.27	$19.16	$22.88
Class C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$17.20	$18.82	$18.88	$22.53
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$17.57	$19.44	$19.32	$23.14
Class R1 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$17.42	$19.06	$19.09	$22.62
Class R2 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$17.55	$19.15	$19.14	$22.85
Class R3 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$17.55	$19.26	$19.18	$22.90
Class R4 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$17.73	$19.57	$19.37	$23.15

Statements of Assets and Liabilities – continued
	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$17.69	$19.54	$19.33	$23.12
On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.
See Notes to Financial Statements

Statements of Assets and Liabilities – continued
At 4/30/25	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Assets
Investments in affiliated issuers, at value (identified cost, $321,172,452, $195,229,003, and $31,358,758, respectively)	$381,930,652	$217,983,722	$32,703,397
Receivables for
Investments sold	—	690,936	—
Fund shares sold	442,052	214,598	417,874
Receivable from investment adviser	123,462	95,639	38,981
Other assets	844	544	148
Total assets	$382,497,010	$218,985,439	$33,160,400
Liabilities
Payables for
Investments purchased	$266,834	$142,483	$394,191
Fund shares reacquired	123,302	786,377	11,463
Payable to affiliates
Administrative services fee	94	94	94
Shareholder servicing costs	83,239	53,397	7,975
Distribution and service fees	2,373	1,370	231
Payable for independent Trustees' compensation	115	62	6
Payable for audit and tax fees	38,519	37,709	31,880
Accrued expenses and other liabilities	10,572	10,300	7,530
Total liabilities	$525,048	$1,031,792	$453,370
Net assets	$381,971,962	$217,953,647	$32,707,030
Net assets consist of
Paid-in capital	$315,245,662	$192,218,322	$30,685,028
Total distributable earnings (loss)	66,726,300	25,735,325	2,022,002
Net assets	$381,971,962	$217,953,647	$32,707,030

Statements of Assets and Liabilities – continued
	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Net assets
Class A	$24,602,738	$18,301,807	$2,102,808
Class B	290,823	145,828	—
Class C	2,842,768	1,677,027	302,759
Class I	3,998,803	896,062	326,867
Class R1	2,216,346	102,237	64,736
Class R2	11,094,165	3,988,334	1,543,798
Class R3	105,695,283	66,822,863	10,627,730
Class R4	12,635,428	5,667,990	878,404
Class R6	218,595,608	120,351,499	16,859,928
Total net assets	$381,971,962	$217,953,647	$32,707,030
Shares of beneficial interest outstanding
Class A	1,233,335	1,137,877	213,107
Class B	14,586	9,023	—
Class C	144,736	105,448	30,861
Class I	200,213	55,183	32,982
Class R1	112,736	6,314	6,565
Class R2	556,430	248,316	156,737
Class R3	5,297,607	4,148,337	1,077,095
Class R4	626,228	349,267	88,712
Class R6	10,846,222	7,394,819	1,700,296
Total shares of beneficial interest outstanding	19,032,093	13,454,584	3,306,355
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$19.95	$16.08	$9.87
Offering price per share (100 / 94.25 x net asset value per share)	$21.17	$17.06	$10.47
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$19.94	$16.16	$—
Class C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$19.64	$15.90	$9.81
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$19.97	$16.24	$9.91
Class R1 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$19.66	$16.19	$9.86
Class R2 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$19.94	$16.06	$9.85
Class R3 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$19.95	$16.11	$9.87
Class R4 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$20.18	$16.23	$9.90

Statements of Assets and Liabilities – continued
	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$20.15	$16.28	$9.92
On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.
See Notes to Financial Statements

Financial Statements
Statements of Operations
Year ended 4/30/25
These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.
	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Net investment income (loss)
Dividends from affiliated issuers	$22,494,405	$13,968,395	$26,992,813	$18,882,101	$21,713,025
Other	181	121	213	169	206
Payments from investment adviser for other expenses agreement (See Note 3)	232,764	274,934	527,299	493,623	556,762
Total investment income	$22,727,350	$14,243,450	$27,520,325	$19,375,893	$22,269,993
Expenses
Distribution and service fees	$1,084,807	$422,317	$1,067,305	$678,871	$1,027,292
Shareholder servicing costs	586,320	293,673	633,300	454,833	655,331
Administrative services fee	17,500	17,500	17,500	17,500	17,500
Independent Trustees' compensation	12,532	8,687	15,545	12,630	15,647
Custodian fee	24,129	10,097	17,118	13,871	16,846
Shareholder communications	59,012	28,043	49,591	43,190	57,822
Audit and tax fees	50,699	49,256	50,115	49,261	49,611
Legal fees	1,447	2,099	4,017	3,588	4,266
Registration fees	152,494	151,759	155,060	156,477	158,138
Miscellaneous	38,548	37,122	41,744	39,253	41,428
Total expenses	$2,027,488	$1,020,553	$2,051,295	$1,469,474	$2,043,881
Reduction of expenses by investment adviser and distributor	(959,921)	(601,648)	(1,000,787)	(789,148)	(1,014,627)
Net expenses	$1,067,567	$418,905	$1,050,508	$680,326	$1,029,254
Net investment income (loss)	$21,659,783	$13,824,545	$26,469,817	$18,695,567	$21,240,739
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$6,473,992	$4,692,047	$22,297,782	$6,320,303	$7,311,305
Capital gain distributions from affiliated issuers	7,696,195	5,244,498	16,353,831	19,127,545	31,310,257
Net realized gain (loss)	$14,170,187	$9,936,545	$38,651,613	$25,447,848	$38,621,562
Change in unrealized appreciation or depreciation
Affiliated issuers	$10,314,434	$6,425,990	$(1,109,867)	$7,616,731	$6,889,783
Net realized and unrealized gain (loss)	$24,484,621	$16,362,535	$37,541,746	$33,064,579	$45,511,345
Change in net assets from operations	$46,144,404	$30,187,080	$64,011,563	$51,760,146	$66,752,084
See Notes to Financial Statements

Statements of Operations – continued
Year ended 4/30/25	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Net investment income (loss)
Dividends from affiliated issuers	$13,504,263	$13,454,561	$8,922,162	$4,963,062	$613,061
Other	147	154	112	68	17
Payments from investment adviser for other expenses agreement (See Note 3)	422,935	446,598	313,135	170,702	17,491
Total investment income	$13,927,345	$13,901,313	$9,235,409	$5,133,832	$630,569
Expenses
Distribution and service fees	$587,989	$635,125	$440,669	$244,804	$31,914
Shareholder servicing costs	430,733	476,668	327,683	210,502	36,023
Administrative services fee	17,500	17,500	17,500	17,500	17,500
Independent Trustees' compensation	11,237	11,883	8,591	5,705	3,001
Custodian fee	12,509	13,656	9,902	7,484	9,391
Shareholder communications	48,186	60,458	60,905	59,521	14,437
Audit and tax fees	48,759	48,893	48,752	47,936	42,100
Legal fees	3,156	3,408	2,255	1,258	151
Registration fees	153,287	152,024	150,790	147,618	126,744
Miscellaneous	38,369	38,958	37,103	35,453	32,628
Total expenses	$1,351,725	$1,458,573	$1,104,150	$777,781	$313,889
Reduction of expenses by investment adviser and distributor	(761,123)	(820,381)	(662,262)	(532,096)	(283,369)
Net expenses	$590,602	$638,192	$441,888	$245,685	$30,520
Net investment income (loss)	$13,336,743	$13,263,121	$8,793,521	$4,888,147	$600,049
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$4,349,701	$4,743,463	$1,492,045	$62,644	$(21,583)
Capital gain distributions from affiliated issuers	22,652,141	25,455,008	16,869,423	9,382,967	1,167,767
Net realized gain (loss)	$27,001,842	$30,198,471	$18,361,468	$9,445,611	$1,146,184
Change in unrealized appreciation or depreciation
Affiliated issuers	$4,890,681	$4,922,929	$4,443,995	$2,549,488	$(63,445)
Net realized and unrealized gain (loss)	$31,892,523	$35,121,400	$22,805,463	$11,995,099	$1,082,739
Change in net assets from operations	$45,229,266	$48,384,521	$31,598,984	$16,883,246	$1,682,788
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
Year ended 4/30/25	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Change in net assets
From operations
Net investment income (loss)	$21,659,783	$13,824,545	$26,469,817	$18,695,567	$21,240,739
Net realized gain (loss)	14,170,187	9,936,545	38,651,613	25,447,848	38,621,562
Net unrealized gain (loss)	10,314,434	6,425,990	(1,109,867)	7,616,731	6,889,783
Change in net assets from operations	$46,144,404	$30,187,080	$64,011,563	$51,760,146	$66,752,084
Total distributions to shareholders	$(38,307,709)	$(24,215,523)	$(57,307,216)	$(31,353,909)	$(39,423,987)
Change in net assets from fund share transactions	$(77,869,927)	$(42,290,234)	$(50,643,407)	$(9,097,772)	$(29,249,942)
Total change in net assets	$(70,033,232)	$(36,318,677)	$(43,939,060)	$11,308,465	$(1,921,845)
Net assets
At beginning of period	621,544,601	386,577,577	785,597,043	592,957,368	767,198,944
At end of period	$551,511,369	$350,258,900	$741,657,983	$604,265,833	$765,277,099
Year ended 4/30/25	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Change in net assets
From operations
Net investment income (loss)	$13,336,743	$13,263,121	$8,793,521	$4,888,147	$600,049
Net realized gain (loss)	27,001,842	30,198,471	18,361,468	9,445,611	1,146,184
Net unrealized gain (loss)	4,890,681	4,922,929	4,443,995	2,549,488	(63,445)
Change in net assets from operations	$45,229,266	$48,384,521	$31,598,984	$16,883,246	$1,682,788
Total distributions to shareholders	$(24,993,079)	$(25,554,001)	$(15,990,066)	$(8,050,553)	$(901,894)
Change in net assets from fund share transactions	$(11,672,658)	$(14,013,605)	$8,551,863	$16,329,620	$13,699,343
Total change in net assets	$8,563,529	$8,816,915	$24,160,781	$25,162,313	$14,480,237
Net assets
At beginning of period	507,421,951	547,914,951	357,811,181	192,791,334	18,226,793
At end of period	$515,985,480	$556,731,866	$381,971,962	$217,953,647	$32,707,030
See Notes to Financial Statements

Statements of Changes in Net Assets – continued
Year ended 4/30/24	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Change in net assets
From operations
Net investment income (loss)	$20,607,953	$12,056,097	$21,620,492	$12,932,128	$14,107,196
Net realized gain (loss)	13,176,555	6,097,068	20,188,082	8,832,260	11,606,884
Net unrealized gain (loss)	(1,933,335)	3,542,215	18,190,051	35,450,809	62,817,771
Change in net assets from operations	$31,851,173	$21,695,380	$59,998,625	$57,215,197	$88,531,851
Total distributions to shareholders	$(28,125,348)	$(12,272,947)	$(29,656,475)	$(15,335,080)	$(24,513,935)
Change in net assets from fund share transactions	$(18,799,478)	$36,458,690	$62,708,566	$85,664,033	$89,772,806
Total change in net assets	$(15,073,653)	$45,881,123	$93,050,716	$127,544,150	$153,790,722
Net assets
At beginning of period	636,618,254	340,696,454	692,546,327	465,413,218	613,408,222
At end of period	$621,544,601	$386,577,577	$785,597,043	$592,957,368	$767,198,944
Year ended 4/30/24	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Change in net assets
From operations
Net investment income (loss)	$8,184,010	$7,959,386	$5,175,910	$2,662,386	$214,304
Net realized gain (loss)	7,446,742	8,035,265	4,609,921	1,774,450	54,561
Net unrealized gain (loss)	44,216,776	48,872,649	32,089,109	17,278,975	1,441,035
Change in net assets from operations	$59,847,528	$64,867,300	$41,874,940	$21,715,811	$1,709,900
Total distributions to shareholders	$(14,556,070)	$(16,711,959)	$(10,914,914)	$(5,206,962)	$(284,999)
Change in net assets from fund share transactions	$70,634,667	$86,207,259	$64,351,222	$49,691,500	$10,331,452
Total change in net assets	$115,926,125	$134,362,600	$95,311,248	$66,200,349	$11,756,353
Net assets
At beginning of period	391,495,826	413,552,351	262,499,933	126,590,985	6,470,440
At end of period	$507,421,951	$547,914,951	$357,811,181	$192,791,334	$18,226,793
See Notes to Financial Statements

Financial Statements
Financial Highlights
MFS Lifetime Income Fund
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$12.01	$11.94	$12.48	$13.84	$12.29
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.44	$0.38	$0.35	$0.45	$0.23
Net realized and unrealized gain (loss)	0.48	0.21	(0.40)	(1.01)	1.72
Total from investment operations	$0.92	$0.59	$(0.05)	$(0.56)	$1.95
Less distributions declared to shareholders
From net investment income	$(0.44)	$(0.44)	$(0.29)	$(0.45)	$(0.27)
From net realized gain	(0.35)	(0.08)	(0.20)	(0.35)	(0.13)
Total distributions declared to shareholders	$(0.79)	$(0.52)	$(0.49)	$(0.80)	$(0.40)
Net asset value, end of period (x)	$12.14	$12.01	$11.94	$12.48	$13.84
Total return (%) (r)(s)(t)(x)	7.78	5.03	(0.28)	(4.52)	16.01
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.44	0.43	0.44	0.43	0.43
Expenses after expense reductions (h)	0.24	0.24	0.25	0.23	0.23
Net investment income (loss) (l)	3.53	3.17	2.90	3.28	1.77
Portfolio turnover rate	5	9	16	7	12
Net assets at end of period (000 omitted)	$185,202	$186,276	$190,944	$166,307	$164,096
	Year ended
Class B	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$12.01	$11.94	$12.48	$13.84	$12.29
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.34	$0.28	$0.27	$0.33	$0.15
Net realized and unrealized gain (loss)	0.49	0.22	(0.41)	(1.00)	1.70
Total from investment operations	$0.83	$0.50	$(0.14)	$(0.67)	$1.85
Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.35)	$(0.20)	$(0.34)	$(0.17)
From net realized gain	(0.35)	(0.08)	(0.20)	(0.35)	(0.13)
Total distributions declared to shareholders	$(0.70)	$(0.43)	$(0.40)	$(0.69)	$(0.30)
Net asset value, end of period (x)	$12.14	$12.01	$11.94	$12.48	$13.84
Total return (%) (r)(s)(t)(x)	6.98	4.25	(1.03)	(5.24)	15.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.19	1.19	1.19	1.18	1.19
Expenses after expense reductions (h)	0.99	1.00	1.00	0.98	0.98
Net investment income (loss) (l)	2.73	2.36	2.26	2.39	1.15
Portfolio turnover rate	5	9	16	7	12
Net assets at end of period (000 omitted)	$431	$839	$1,647	$1,914	$3,347
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime Income Fund − continued
	Year ended
Class C	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$12.01	$11.93	$12.47	$13.83	$12.28
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.34	$0.29	$0.25	$0.34	$0.15
Net realized and unrealized gain (loss)	0.48	0.22	(0.39)	(1.01)	1.70
Total from investment operations	$0.82	$0.51	$(0.14)	$(0.67)	$1.85
Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.35)	$(0.20)	$(0.34)	$(0.17)
From net realized gain	(0.35)	(0.08)	(0.20)	(0.35)	(0.13)
Total distributions declared to shareholders	$(0.70)	$(0.43)	$(0.40)	$(0.69)	$(0.30)
Net asset value, end of period (x)	$12.13	$12.01	$11.93	$12.47	$13.83
Total return (%) (r)(s)(t)(x)	6.89	4.34	(1.03)	(5.24)	15.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.19	1.19	1.20	1.18	1.19
Expenses after expense reductions (h)	0.99	0.99	1.00	0.98	0.98
Net investment income (loss) (l)	2.74	2.39	2.07	2.47	1.16
Portfolio turnover rate	5	9	16	7	12
Net assets at end of period (000 omitted)	$14,121	$23,192	$39,244	$55,415	$81,542
	Year ended
Class I	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$12.02	$11.94	$12.48	$13.84	$12.29
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.47	$0.41	$0.37	$0.49	$0.28
Net realized and unrealized gain (loss)	0.47	0.22	(0.39)	(1.02)	1.70
Total from investment operations	$0.94	$0.63	$(0.02)	$(0.53)	$1.98
Less distributions declared to shareholders
From net investment income	$(0.47)	$(0.47)	$(0.32)	$(0.48)	$(0.30)
From net realized gain	(0.35)	(0.08)	(0.20)	(0.35)	(0.13)
Total distributions declared to shareholders	$(0.82)	$(0.55)	$(0.52)	$(0.83)	$(0.43)
Net asset value, end of period (x)	$12.14	$12.02	$11.94	$12.48	$13.84
Total return (%) (r)(s)(t)(x)	7.95	5.38	(0.03)	(4.28)	16.30
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.19	0.19	0.19	0.18	0.18
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	3.78	3.41	3.11	3.58	2.14
Portfolio turnover rate	5	9	16	7	12
Net assets at end of period (000 omitted)	$42,870	$41,571	$43,462	$45,108	$46,956
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime Income Fund − continued
	Year ended
Class R1	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$12.03	$11.96	$12.49	$13.85	$12.30
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.34	$0.28	$0.27	$0.36	$0.14
Net realized and unrealized gain (loss)	0.49	0.22	(0.40)	(1.03)	1.71
Total from investment operations	$0.83	$0.50	$(0.13)	$(0.67)	$1.85
Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.35)	$(0.20)	$(0.34)	$(0.17)
From net realized gain	(0.35)	(0.08)	(0.20)	(0.35)	(0.13)
Total distributions declared to shareholders	$(0.70)	$(0.43)	$(0.40)	$(0.69)	$(0.30)
Net asset value, end of period (x)	$12.16	$12.03	$11.96	$12.49	$13.85
Total return (%) (r)(s)(t)(x)	6.97	4.25	(0.94)	(5.23)	15.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.19	1.18	1.19	1.18	1.19
Expenses after expense reductions (h)	0.99	0.99	1.00	0.98	0.98
Net investment income (loss) (l)	2.78	2.38	2.22	2.61	1.08
Portfolio turnover rate	5	9	16	7	12
Net assets at end of period (000 omitted)	$2,583	$2,703	$2,792	$1,779	$1,932
	Year ended
Class R2	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$12.01	$11.94	$12.48	$13.84	$12.29
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.40	$0.35	$0.34	$0.40	$0.21
Net realized and unrealized gain (loss)	0.49	0.21	(0.42)	(1.00)	1.71
Total from investment operations	$0.89	$0.56	$(0.08)	$(0.60)	$1.92
Less distributions declared to shareholders
From net investment income	$(0.41)	$(0.41)	$(0.26)	$(0.41)	$(0.24)
From net realized gain	(0.35)	(0.08)	(0.20)	(0.35)	(0.13)
Total distributions declared to shareholders	$(0.76)	$(0.49)	$(0.46)	$(0.76)	$(0.37)
Net asset value, end of period (x)	$12.14	$12.01	$11.94	$12.48	$13.84
Total return (%) (r)(s)(t)(x)	7.51	4.77	(0.53)	(4.76)	15.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.69	0.69	0.69	0.68	0.69
Expenses after expense reductions (h)	0.49	0.49	0.50	0.48	0.48
Net investment income (loss) (l)	3.26	2.91	2.88	2.92	1.60
Portfolio turnover rate	5	9	16	7	12
Net assets at end of period (000 omitted)	$21,432	$22,747	$27,337	$7,981	$10,823
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime Income Fund − continued
	Year ended
Class R3	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$12.01	$11.94	$12.48	$13.84	$12.29
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.44	$0.38	$0.36	$0.43	$0.25
Net realized and unrealized gain (loss)	0.48	0.21	(0.41)	(0.99)	1.70
Total from investment operations	$0.92	$0.59	$(0.05)	$(0.56)	$1.95
Less distributions declared to shareholders
From net investment income	$(0.44)	$(0.44)	$(0.29)	$(0.45)	$(0.27)
From net realized gain	(0.35)	(0.08)	(0.20)	(0.35)	(0.13)
Total distributions declared to shareholders	$(0.79)	$(0.52)	$(0.49)	$(0.80)	$(0.40)
Net asset value, end of period (x)	$12.14	$12.01	$11.94	$12.48	$13.84
Total return (%) (r)(s)(t)(x)	7.78	5.03	(0.28)	(4.52)	16.01
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.44	0.43	0.44	0.43	0.43
Expenses after expense reductions (h)	0.24	0.24	0.25	0.23	0.23
Net investment income (loss) (l)	3.53	3.17	3.00	3.13	1.90
Portfolio turnover rate	5	9	16	7	12
Net assets at end of period (000 omitted)	$87,294	$121,320	$120,218	$61,647	$75,909
	Year ended
Class R4	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$12.01	$11.94	$12.48	$13.84	$12.29
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.46	$0.40	$0.40	$0.45	$0.28
Net realized and unrealized gain (loss)	0.48	0.22	(0.42)	(0.98)	1.70
Total from investment operations	$0.94	$0.62	$(0.02)	$(0.53)	$1.98
Less distributions declared to shareholders
From net investment income	$(0.47)	$(0.47)	$(0.32)	$(0.48)	$(0.30)
From net realized gain	(0.35)	(0.08)	(0.20)	(0.35)	(0.13)
Total distributions declared to shareholders	$(0.82)	$(0.55)	$(0.52)	$(0.83)	$(0.43)
Net asset value, end of period (x)	$12.13	$12.01	$11.94	$12.48	$13.84
Total return (%) (r)(s)(t)(x)	7.96	5.29	(0.03)	(4.28)	16.30
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.19	0.19	0.19	0.18	0.19
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	3.74	3.33	3.36	3.28	2.14
Portfolio turnover rate	5	9	16	7	12
Net assets at end of period (000 omitted)	$16,707	$18,412	$26,707	$11,700	$31,138
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime Income Fund − continued
	Year ended
Class R6	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$12.05	$11.98	$12.52	$13.88	$12.32
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.48	$0.43	$0.42	$0.50	$0.30
Net realized and unrealized gain (loss)	0.49	0.21	(0.43)	(1.02)	1.71
Total from investment operations	$0.97	$0.64	$(0.01)	$(0.52)	$2.01
Less distributions declared to shareholders
From net investment income	$(0.49)	$(0.49)	$(0.33)	$(0.49)	$(0.32)
From net realized gain	(0.35)	(0.08)	(0.20)	(0.35)	(0.13)
Total distributions declared to shareholders	$(0.84)	$(0.57)	$(0.53)	$(0.84)	$(0.45)
Net asset value, end of period (x)	$12.18	$12.05	$11.98	$12.52	$13.88
Total return (%) (r)(s)(t)(x)	8.15	5.41	0.09	(4.18)	16.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.08	0.07	0.08	0.09	0.10
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	3.88	3.55	3.54	3.61	2.24
Portfolio turnover rate	5	9	16	7	12
Net assets at end of period (000 omitted)	$180,870	$204,485	$184,269	$81,457	$87,750
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2025 Fund
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$12.97	$12.65	$13.38	$15.00	$12.75
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.47	$0.41	$0.35	$0.51	$0.25
Net realized and unrealized gain (loss)	0.55	0.32	(0.40)	(1.09)	2.38
Total from investment operations	$1.02	$0.73	$(0.05)	$(0.58)	$2.63
Less distributions declared to shareholders
From net investment income	$(0.49)	$(0.37)	$(0.32)	$(0.53)	$(0.26)
From net realized gain	(0.39)	(0.04)	(0.36)	(0.51)	(0.12)
Total distributions declared to shareholders	$(0.88)	$(0.41)	$(0.68)	$(1.04)	$(0.38)
Net asset value, end of period (x)	$13.11	$12.97	$12.65	$13.38	$15.00
Total return (%) (r)(s)(t)(x)	7.92	5.77	(0.13)	(4.47)	20.70
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.48	0.48	0.48	0.46	0.47
Expenses after expense reductions (h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	3.47	3.18	2.74	3.41	1.77
Portfolio turnover rate	9	17	18	14	24
Net assets at end of period (000 omitted)	$30,416	$36,142	$23,748	$26,794	$29,637
	Year ended
Class B	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$12.95	$12.58	$13.29	$14.89	$12.64
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.36	$0.29	$0.25	$0.40	$0.14
Net realized and unrealized gain (loss)	0.55	0.34	(0.40)	(1.09)	2.36
Total from investment operations	$0.91	$0.63	$(0.15)	$(0.69)	$2.50
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.22)	$(0.20)	$(0.40)	$(0.13)
From net realized gain	(0.39)	(0.04)	(0.36)	(0.51)	(0.12)
Total distributions declared to shareholders	$(0.72)	$(0.26)	$(0.56)	$(0.91)	$(0.25)
Net asset value, end of period (x)	$13.14	$12.95	$12.58	$13.29	$14.89
Total return (%) (r)(s)(t)(x)	7.06	5.00	(0.95)	(5.15)	19.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.23	1.23	1.23	1.21	1.22
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	2.68	2.27	1.97	2.71	1.00
Portfolio turnover rate	9	17	18	14	24
Net assets at end of period (000 omitted)	$256	$512	$799	$1,156	$1,447
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2025 Fund − continued
	Year ended
Class C	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$12.80	$12.46	$13.20	$14.80	$12.58
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.36	$0.29	$0.26	$0.40	$0.14
Net realized and unrealized gain (loss)	0.54	0.33	(0.40)	(1.09)	2.35
Total from investment operations	$0.90	$0.62	$(0.14)	$(0.69)	$2.49
Less distributions declared to shareholders
From net investment income	$(0.38)	$(0.24)	$(0.24)	$(0.40)	$(0.15)
From net realized gain	(0.39)	(0.04)	(0.36)	(0.51)	(0.12)
Total distributions declared to shareholders	$(0.77)	$(0.28)	$(0.60)	$(0.91)	$(0.27)
Net asset value, end of period (x)	$12.93	$12.80	$12.46	$13.20	$14.80
Total return (%) (r)(s)(t)(x)	7.06	4.96	(0.88)	(5.19)	19.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.23	1.23	1.23	1.21	1.22
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	2.72	2.28	2.07	2.74	1.03
Portfolio turnover rate	9	17	18	14	24
Net assets at end of period (000 omitted)	$2,140	$2,766	$3,478	$3,571	$4,618
	Year ended
Class I	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$13.03	$12.69	$13.43	$15.06	$12.79
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.51	$0.42	$0.38	$0.55	$0.30
Net realized and unrealized gain (loss)	0.54	0.35	(0.40)	(1.10)	2.38
Total from investment operations	$1.05	$0.77	$(0.02)	$(0.55)	$2.68
Less distributions declared to shareholders
From net investment income	$(0.53)	$(0.39)	$(0.36)	$(0.57)	$(0.29)
From net realized gain	(0.39)	(0.04)	(0.36)	(0.51)	(0.12)
Total distributions declared to shareholders	$(0.92)	$(0.43)	$(0.72)	$(1.08)	$(0.41)
Net asset value, end of period (x)	$13.16	$13.03	$12.69	$13.43	$15.06
Total return (%) (r)(s)(t)(x)	8.12	6.06	0.07	(4.26)	21.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.23	0.23	0.23	0.21	0.22
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	3.75	3.30	2.99	3.68	2.08
Portfolio turnover rate	9	17	18	14	24
Net assets at end of period (000 omitted)	$3,077	$2,846	$2,724	$4,104	$3,131
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2025 Fund − continued
	Year ended
Class R1	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$13.04	$12.70	$13.44	$15.04	$12.65
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.37	$0.30	$0.26	$0.39	$0.09
Net realized and unrealized gain (loss)	0.54	0.34	(0.41)	(1.09)	2.42
Total from investment operations	$0.91	$0.64	$(0.15)	$(0.70)	$2.51
Less distributions declared to shareholders
From net investment income	$(0.39)	$(0.26)	$(0.23)	$(0.39)	$—
From net realized gain	(0.39)	(0.04)	(0.36)	(0.51)	(0.12)
Total distributions declared to shareholders	$(0.78)	$(0.30)	$(0.59)	$(0.90)	$(0.12)
Net asset value, end of period (x)	$13.17	$13.04	$12.70	$13.44	$15.04
Total return (%) (r)(s)(t)(x)	7.06	4.99	(0.92)	(5.19)	19.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.23	1.23	1.23	1.21	1.23
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	2.72	2.31	2.02	2.61	0.67
Portfolio turnover rate	9	17	18	14	24
Net assets at end of period (000 omitted)	$337	$333	$347	$310	$374
	Year ended
Class R2	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$12.96	$12.61	$13.35	$14.95	$12.69
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.44	$0.36	$0.32	$0.47	$0.21
Net realized and unrealized gain (loss)	0.53	0.35	(0.41)	(1.08)	2.37
Total from investment operations	$0.97	$0.71	$(0.09)	$(0.61)	$2.58
Less distributions declared to shareholders
From net investment income	$(0.46)	$(0.32)	$(0.29)	$(0.48)	$(0.20)
From net realized gain	(0.39)	(0.04)	(0.36)	(0.51)	(0.12)
Total distributions declared to shareholders	$(0.85)	$(0.36)	$(0.65)	$(0.99)	$(0.32)
Net asset value, end of period (x)	$13.08	$12.96	$12.61	$13.35	$14.95
Total return (%) (r)(s)(t)(x)	7.54	5.60	(0.48)	(4.64)	20.43
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.73	0.73	0.73	0.71	0.73
Expenses after expense reductions (h)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	3.25	2.80	2.51	3.15	1.49
Portfolio turnover rate	9	17	18	14	24
Net assets at end of period (000 omitted)	$11,897	$12,648	$14,322	$16,771	$21,994
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2025 Fund − continued
	Year ended
Class R3	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$12.96	$12.63	$13.37	$14.98	$12.73
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.47	$0.39	$0.35	$0.51	$0.25
Net realized and unrealized gain (loss)	0.53	0.34	(0.41)	(1.08)	2.38
Total from investment operations	$1.00	$0.73	$(0.06)	$(0.57)	$2.63
Less distributions declared to shareholders
From net investment income	$(0.48)	$(0.36)	$(0.32)	$(0.53)	$(0.26)
From net realized gain	(0.39)	(0.04)	(0.36)	(0.51)	(0.12)
Total distributions declared to shareholders	$(0.87)	$(0.40)	$(0.68)	$(1.04)	$(0.38)
Net asset value, end of period (x)	$13.09	$12.96	$12.63	$13.37	$14.98
Total return (%) (r)(s)(t)(x)	7.83	5.76	(0.18)	(4.41)	20.74
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.48	0.48	0.48	0.46	0.47
Expenses after expense reductions (h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	3.48	3.07	2.75	3.43	1.80
Portfolio turnover rate	9	17	18	14	24
Net assets at end of period (000 omitted)	$82,363	$106,722	$100,312	$109,420	$112,826
	Year ended
Class R4	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$13.08	$12.73	$13.47	$15.09	$12.81
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.50	$0.42	$0.38	$0.52	$0.28
Net realized and unrealized gain (loss)	0.55	0.36	(0.40)	(1.08)	2.40
Total from investment operations	$1.05	$0.78	$(0.02)	$(0.56)	$2.68
Less distributions declared to shareholders
From net investment income	$(0.52)	$(0.39)	$(0.36)	$(0.55)	$(0.28)
From net realized gain	(0.39)	(0.04)	(0.36)	(0.51)	(0.12)
Total distributions declared to shareholders	$(0.91)	$(0.43)	$(0.72)	$(1.06)	$(0.40)
Net asset value, end of period (x)	$13.22	$13.08	$12.73	$13.47	$15.09
Total return (%) (r)(s)(t)(x)	8.15	6.11	0.08	(4.26)	21.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.23	0.23	0.23	0.21	0.23
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	3.71	3.26	2.99	3.43	2.00
Portfolio turnover rate	9	17	18	14	24
Net assets at end of period (000 omitted)	$29,836	$29,500	$36,419	$34,089	$82,037
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2025 Fund − continued
	Year ended
Class R6	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$13.06	$12.73	$13.47	$15.09	$12.82
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.52	$0.45	$0.43	$0.58	$0.32
Net realized and unrealized gain (loss)	0.55	0.33	(0.43)	(1.10)	2.38
Total from investment operations	$1.07	$0.78	$0.00	$(0.52)	$2.70
Less distributions declared to shareholders
From net investment income	$(0.54)	$(0.41)	$(0.38)	$(0.59)	$(0.31)
From net realized gain	(0.39)	(0.04)	(0.36)	(0.51)	(0.12)
Total distributions declared to shareholders	$(0.93)	$(0.45)	$(0.74)	$(1.10)	$(0.43)
Net asset value, end of period (x)	$13.20	$13.06	$12.73	$13.47	$15.09
Total return (%) (r)(s)(t)(x)	8.32	6.12	0.24	(4.06)	21.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.09	0.09	0.09	0.07	0.08
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	3.87	3.48	3.34	3.88	2.22
Portfolio turnover rate	9	17	18	14	24
Net assets at end of period (000 omitted)	$189,936	$195,108	$158,548	$217,171	$228,469
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2030 Fund
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$15.70	$15.08	$16.03	$18.20	$14.61
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.53	$0.42	$0.40	$0.72	$0.26
Net realized and unrealized gain (loss)	0.76	0.79	(0.45)	(1.34)	3.96
Total from investment operations	$1.29	$1.21	$(0.05)	$(0.62)	$4.22
Less distributions declared to shareholders
From net investment income	$(0.55)	$(0.39)	$(0.37)	$(0.73)	$(0.27)
From net realized gain	(0.69)	(0.20)	(0.53)	(0.82)	(0.36)
Total distributions declared to shareholders	$(1.24)	$(0.59)	$(0.90)	$(1.55)	$(0.63)
Net asset value, end of period (x)	$15.75	$15.70	$15.08	$16.03	$18.20
Total return (%) (r)(s)(t)(x)	8.27	8.06	(0.02)	(4.25)	29.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.44	0.44	0.45	0.44	0.44
Expenses after expense reductions (h)	0.24	0.25	0.25	0.25	0.24
Net investment income (loss) (l)	3.25	2.76	2.62	3.95	1.56
Portfolio turnover rate	9	14	18	15	27
Net assets at end of period (000 omitted)	$91,791	$91,172	$78,198	$78,464	$81,398
	Year ended
Class B	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$15.55	$14.92	$15.82	$17.96	$14.41
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.39	$0.30	$0.27	$0.55	$0.13
Net realized and unrealized gain (loss)	0.77	0.77	(0.43)	(1.30)	3.91
Total from investment operations	$1.16	$1.07	$(0.16)	$(0.75)	$4.04
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.24)	$(0.21)	$(0.57)	$(0.13)
From net realized gain	(0.69)	(0.20)	(0.53)	(0.82)	(0.36)
Total distributions declared to shareholders	$(1.03)	$(0.44)	$(0.74)	$(1.39)	$(0.49)
Net asset value, end of period (x)	$15.68	$15.55	$14.92	$15.82	$17.96
Total return (%) (r)(s)(t)(x)	7.47	7.19	(0.74)	(4.98)	28.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.19	1.19	1.20	1.19	1.19
Expenses after expense reductions (h)	0.99	1.00	1.00	1.00	0.99
Net investment income (loss) (l)	2.41	1.95	1.82	3.09	0.82
Portfolio turnover rate	9	14	18	15	27
Net assets at end of period (000 omitted)	$1,142	$2,224	$3,104	$4,398	$6,394
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2030 Fund − continued
	Year ended
Class C	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$15.38	$14.78	$15.69	$17.84	$14.31
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.40	$0.30	$0.26	$0.56	$0.14
Net realized and unrealized gain (loss)	0.74	0.76	(0.42)	(1.30)	3.87
Total from investment operations	$1.14	$1.06	$(0.16)	$(0.74)	$4.01
Less distributions declared to shareholders
From net investment income	$(0.42)	$(0.26)	$(0.22)	$(0.59)	$(0.12)
From net realized gain	(0.69)	(0.20)	(0.53)	(0.82)	(0.36)
Total distributions declared to shareholders	$(1.11)	$(0.46)	$(0.75)	$(1.41)	$(0.48)
Net asset value, end of period (x)	$15.41	$15.38	$14.78	$15.69	$17.84
Total return (%) (r)(s)(t)(x)	7.44	7.21	(0.76)	(4.97)	28.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.19	1.19	1.20	1.19	1.19
Expenses after expense reductions (h)	0.99	1.00	1.00	1.00	0.99
Net investment income (loss) (l)	2.48	1.96	1.78	3.15	0.85
Portfolio turnover rate	9	14	18	15	27
Net assets at end of period (000 omitted)	$7,121	$7,387	$8,025	$10,573	$12,826
	Year ended
Class I	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$15.81	$15.17	$16.12	$18.30	$14.69
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.59	$0.46	$0.43	$0.85	$0.31
Net realized and unrealized gain (loss)	0.75	0.80	(0.45)	(1.43)	3.98
Total from investment operations	$1.34	$1.26	$(0.02)	$(0.58)	$4.29
Less distributions declared to shareholders
From net investment income	$(0.60)	$(0.42)	$(0.40)	$(0.78)	$(0.32)
From net realized gain	(0.69)	(0.20)	(0.53)	(0.82)	(0.36)
Total distributions declared to shareholders	$(1.29)	$(0.62)	$(0.93)	$(1.60)	$(0.68)
Net asset value, end of period (x)	$15.86	$15.81	$15.17	$16.12	$18.30
Total return (%) (r)(s)(t)(x)	8.52	8.35	0.23	(4.02)	29.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.19	0.19	0.20	0.19	0.19
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	3.62	2.98	2.81	4.65	1.86
Portfolio turnover rate	9	14	18	15	27
Net assets at end of period (000 omitted)	$8,189	$5,535	$6,146	$6,552	$6,274
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2030 Fund − continued
	Year ended
Class R1	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$15.59	$14.97	$15.89	$18.05	$14.43
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.41	$0.30	$0.28	$0.58	$0.11
Net realized and unrealized gain (loss)	0.74	0.78	(0.44)	(1.34)	3.94
Total from investment operations	$1.15	$1.08	$(0.16)	$(0.76)	$4.05
Less distributions declared to shareholders
From net investment income	$(0.43)	$(0.26)	$(0.23)	$(0.58)	$(0.07)
From net realized gain	(0.69)	(0.20)	(0.53)	(0.82)	(0.36)
Total distributions declared to shareholders	$(1.12)	$(0.46)	$(0.76)	$(1.40)	$(0.43)
Net asset value, end of period (x)	$15.62	$15.59	$14.97	$15.89	$18.05
Total return (%) (r)(s)(t)(x)	7.40	7.24	(0.73)	(5.00)	28.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.19	1.19	1.20	1.19	1.20
Expenses after expense reductions (h)	0.99	1.00	1.00	1.00	0.99
Net investment income (loss) (l)	2.52	1.95	1.83	3.21	0.66
Portfolio turnover rate	9	14	18	15	27
Net assets at end of period (000 omitted)	$3,103	$3,055	$3,347	$4,148	$5,636
	Year ended
Class R2	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$15.57	$14.94	$15.88	$18.04	$14.47
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.49	$0.37	$0.35	$0.65	$0.20
Net realized and unrealized gain (loss)	0.75	0.80	(0.44)	(1.31)	3.94
Total from investment operations	$1.24	$1.17	$(0.09)	$(0.66)	$4.14
Less distributions declared to shareholders
From net investment income	$(0.51)	$(0.34)	$(0.32)	$(0.68)	$(0.21)
From net realized gain	(0.69)	(0.20)	(0.53)	(0.82)	(0.36)
Total distributions declared to shareholders	$(1.20)	$(0.54)	$(0.85)	$(1.50)	$(0.57)
Net asset value, end of period (x)	$15.61	$15.57	$14.94	$15.88	$18.04
Total return (%) (r)(s)(t)(x)	7.99	7.82	(0.26)	(4.50)	28.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.69	0.69	0.70	0.69	0.70
Expenses after expense reductions (h)	0.49	0.50	0.50	0.50	0.49
Net investment income (loss) (l)	3.01	2.45	2.33	3.64	1.24
Portfolio turnover rate	9	14	18	15	27
Net assets at end of period (000 omitted)	$34,541	$35,220	$46,256	$51,968	$60,402
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2030 Fund − continued
	Year ended
Class R3	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$15.65	$15.03	$15.98	$18.15	$14.57
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.53	$0.42	$0.39	$0.69	$0.26
Net realized and unrealized gain (loss)	0.75	0.79	(0.44)	(1.31)	3.95
Total from investment operations	$1.28	$1.21	$(0.05)	$(0.62)	$4.21
Less distributions declared to shareholders
From net investment income	$(0.55)	$(0.39)	$(0.37)	$(0.73)	$(0.27)
From net realized gain	(0.69)	(0.20)	(0.53)	(0.82)	(0.36)
Total distributions declared to shareholders	$(1.24)	$(0.59)	$(0.90)	$(1.55)	$(0.63)
Net asset value, end of period (x)	$15.69	$15.65	$15.03	$15.98	$18.15
Total return (%) (r)(s)(t)(x)	8.21	8.06	(0.01)	(4.27)	29.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.44	0.44	0.45	0.44	0.44
Expenses after expense reductions (h)	0.24	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	3.24	2.73	2.59	3.84	1.58
Portfolio turnover rate	9	14	18	15	27
Net assets at end of period (000 omitted)	$195,870	$220,766	$199,271	$196,297	$196,178
	Year ended
Class R4	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$15.87	$15.22	$16.17	$18.34	$14.70
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.57	$0.44	$0.44	$0.71	$0.30
Net realized and unrealized gain (loss)	0.77	0.83	(0.46)	(1.29)	4.01
Total from investment operations	$1.34	$1.27	$(0.02)	$(0.58)	$4.31
Less distributions declared to shareholders
From net investment income	$(0.59)	$(0.42)	$(0.40)	$(0.77)	$(0.31)
From net realized gain	(0.69)	(0.20)	(0.53)	(0.82)	(0.36)
Total distributions declared to shareholders	$(1.28)	$(0.62)	$(0.93)	$(1.59)	$(0.67)
Net asset value, end of period (x)	$15.93	$15.87	$15.22	$16.17	$18.34
Total return (%) (r)(s)(t)(x)	8.51	8.36	0.24	(4.03)	29.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.19	0.19	0.20	0.19	0.20
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	3.46	2.83	2.83	3.87	1.80
Portfolio turnover rate	9	14	18	15	27
Net assets at end of period (000 omitted)	$42,040	$38,081	$59,570	$58,095	$123,740
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2030 Fund − continued
	Year ended
Class R6	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$15.84	$15.20	$16.15	$18.33	$14.70
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.60	$0.49	$0.49	$0.79	$0.34
Net realized and unrealized gain (loss)	0.77	0.79	(0.48)	(1.35)	3.98
Total from investment operations	$1.37	$1.28	$0.01	$(0.56)	$4.32
Less distributions declared to shareholders
From net investment income	$(0.62)	$(0.44)	$(0.43)	$(0.80)	$(0.33)
From net realized gain	(0.69)	(0.20)	(0.53)	(0.82)	(0.36)
Total distributions declared to shareholders	$(1.31)	$(0.64)	$(0.96)	$(1.62)	$(0.69)
Net asset value, end of period (x)	$15.90	$15.84	$15.20	$16.15	$18.33
Total return (%) (r)(s)(t)(x)	8.68	8.49	0.40	(3.92)	29.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.06	0.06	0.06	0.05	0.06
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	3.62	3.14	3.17	4.34	2.01
Portfolio turnover rate	9	14	18	15	27
Net assets at end of period (000 omitted)	$357,861	$382,157	$288,629	$316,077	$300,098
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2035 Fund
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$16.96	$15.67	$16.63	$18.63	$13.79
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.51	$0.37	$0.38	$0.88	$0.23
Net realized and unrealized gain (loss)	0.96	1.36	(0.40)	(1.44)	5.04
Total from investment operations	$1.47	$1.73	$(0.02)	$(0.56)	$5.27
Less distributions declared to shareholders
From net investment income	$(0.52)	$(0.33)	$(0.37)	$(0.86)	$(0.23)
From net realized gain	(0.40)	(0.11)	(0.57)	(0.58)	(0.20)
Total distributions declared to shareholders	$(0.92)	$(0.44)	$(0.94)	$(1.44)	$(0.43)
Net asset value, end of period (x)	$17.51	$16.96	$15.67	$16.63	$18.63
Total return (%) (r)(s)(t)(x)	8.65	11.13	0.27	(3.84)	38.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.46	0.46	0.47	0.47	0.48
Expenses after expense reductions (h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	2.86	2.29	2.44	4.67	1.41
Portfolio turnover rate	14	11	24	18	28
Net assets at end of period (000 omitted)	$47,516	$42,511	$32,421	$29,272	$27,770
	Year ended
Class B	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$16.91	$15.59	$16.52	$18.50	$13.70
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.37	$0.23	$0.26	$0.69	$0.11
Net realized and unrealized gain (loss)	0.96	1.36	(0.39)	(1.39)	4.99
Total from investment operations	$1.33	$1.59	$(0.13)	$(0.70)	$5.10
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.16)	$(0.23)	$(0.70)	$(0.10)
From net realized gain	(0.40)	(0.11)	(0.57)	(0.58)	(0.20)
Total distributions declared to shareholders	$(0.73)	$(0.27)	$(0.80)	$(1.28)	$(0.30)
Net asset value, end of period (x)	$17.51	$16.91	$15.59	$16.52	$18.50
Total return (%) (r)(s)(t)(x)	7.85	10.24	(0.48)	(4.53)	37.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.21	1.22	1.22	1.22	1.23
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	2.06	1.43	1.66	3.72	0.65
Portfolio turnover rate	14	11	24	18	28
Net assets at end of period (000 omitted)	$334	$697	$1,067	$1,370	$1,597
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2035 Fund − continued
	Year ended
Class C	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$16.66	$15.42	$16.40	$18.38	$13.62
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.36	$0.24	$0.27	$0.69	$0.10
Net realized and unrealized gain (loss)	0.95	1.33	(0.41)	(1.37)	4.97
Total from investment operations	$1.31	$1.57	$(0.14)	$(0.68)	$5.07
Less distributions declared to shareholders
From net investment income	$(0.37)	$(0.22)	$(0.27)	$(0.72)	$(0.11)
From net realized gain	(0.40)	(0.11)	(0.57)	(0.58)	(0.20)
Total distributions declared to shareholders	$(0.77)	$(0.33)	$(0.84)	$(1.30)	$(0.31)
Net asset value, end of period (x)	$17.20	$16.66	$15.42	$16.40	$18.38
Total return (%) (r)(s)(t)(x)	7.87	10.27	(0.55)	(4.50)	37.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.21	1.21	1.22	1.22	1.23
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	2.07	1.52	1.74	3.72	0.63
Portfolio turnover rate	14	11	24	18	28
Net assets at end of period (000 omitted)	$5,367	$5,285	$4,272	$3,413	$3,514
	Year ended
Class I	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$17.02	$15.72	$16.69	$18.68	$13.82
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.56	$0.42	$0.45	$0.88	$0.27
Net realized and unrealized gain (loss)	0.95	1.36	(0.44)	(1.38)	5.05
Total from investment operations	$1.51	$1.78	$0.01	$(0.50)	$5.32
Less distributions declared to shareholders
From net investment income	$(0.56)	$(0.37)	$(0.41)	$(0.91)	$(0.26)
From net realized gain	(0.40)	(0.11)	(0.57)	(0.58)	(0.20)
Total distributions declared to shareholders	$(0.96)	$(0.48)	$(0.98)	$(1.49)	$(0.46)
Net asset value, end of period (x)	$17.57	$17.02	$15.72	$16.69	$18.68
Total return (%) (r)(s)(t)(x)	8.88	11.44	0.48	(3.55)	38.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.21	0.21	0.22	0.22	0.23
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	3.09	2.54	2.83	4.69	1.66
Portfolio turnover rate	14	11	24	18	28
Net assets at end of period (000 omitted)	$8,645	$8,302	$1,953	$1,365	$1,267
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2035 Fund − continued
	Year ended
Class R1	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$16.88	$15.61	$16.59	$18.59	$13.70
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.38	$0.24	$0.26	$0.72	$(0.01)
Net realized and unrealized gain (loss)	0.95	1.35	(0.40)	(1.42)	5.10
Total from investment operations	$1.33	$1.59	$(0.14)	$(0.70)	$5.09
Less distributions declared to shareholders
From net investment income	$(0.39)	$(0.21)	$(0.27)	$(0.72)	$—
From net realized gain	(0.40)	(0.11)	(0.57)	(0.58)	(0.20)
Total distributions declared to shareholders	$(0.79)	$(0.32)	$(0.84)	$(1.30)	$(0.20)
Net asset value, end of period (x)	$17.42	$16.88	$15.61	$16.59	$18.59
Total return (%) (r)(s)(t)(x)	7.85	10.25	(0.50)	(4.52)	37.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.21	1.21	1.22	1.22	1.24
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	2.11	1.46	1.64	3.84	(0.05)
Portfolio turnover rate	14	11	24	18	28
Net assets at end of period (000 omitted)	$1,358	$1,229	$998	$932	$470
	Year ended
Class R2	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$16.98	$15.68	$16.64	$18.61	$13.75
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.47	$0.32	$0.34	$0.75	$0.16
Net realized and unrealized gain (loss)	0.96	1.37	(0.41)	(1.35)	5.04
Total from investment operations	$1.43	$1.69	$(0.07)	$(0.60)	$5.20
Less distributions declared to shareholders
From net investment income	$(0.46)	$(0.28)	$(0.32)	$(0.79)	$(0.14)
From net realized gain	(0.40)	(0.11)	(0.57)	(0.58)	(0.20)
Total distributions declared to shareholders	$(0.86)	$(0.39)	$(0.89)	$(1.37)	$(0.34)
Net asset value, end of period (x)	$17.55	$16.98	$15.68	$16.64	$18.61
Total return (%) (r)(s)(t)(x)	8.42	10.85	(0.05)	(4.01)	38.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.71	0.72	0.72	0.72	0.74
Expenses after expense reductions (h)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	2.62	1.98	2.19	4.01	0.97
Portfolio turnover rate	14	11	24	18	28
Net assets at end of period (000 omitted)	$13,189	$14,018	$14,659	$17,075	$20,783
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2035 Fund − continued
	Year ended
Class R3	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$16.99	$15.69	$16.65	$18.64	$13.80
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.51	$0.36	$0.38	$0.83	$0.23
Net realized and unrealized gain (loss)	0.96	1.38	(0.40)	(1.38)	5.04
Total from investment operations	$1.47	$1.74	$(0.02)	$(0.55)	$5.27
Less distributions declared to shareholders
From net investment income	$(0.51)	$(0.33)	$(0.37)	$(0.86)	$(0.23)
From net realized gain	(0.40)	(0.11)	(0.57)	(0.58)	(0.20)
Total distributions declared to shareholders	$(0.91)	$(0.44)	$(0.94)	$(1.44)	$(0.43)
Net asset value, end of period (x)	$17.55	$16.99	$15.69	$16.65	$18.64
Total return (%) (r)(s)(t)(x)	8.65	11.14	0.24	(3.81)	38.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.46	0.46	0.47	0.47	0.48
Expenses after expense reductions (h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	2.82	2.24	2.41	4.41	1.40
Portfolio turnover rate	14	11	24	18	28
Net assets at end of period (000 omitted)	$155,985	$177,887	$140,851	$142,758	$141,555
	Year ended
Class R4	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$17.15	$15.81	$16.78	$18.76	$13.87
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.54	$0.35	$0.42	$0.78	$0.25
Net realized and unrealized gain (loss)	1.00	1.45	(0.41)	(1.29)	5.09
Total from investment operations	$1.54	$1.80	$0.01	$(0.51)	$5.34
Less distributions declared to shareholders
From net investment income	$(0.56)	$(0.35)	$(0.41)	$(0.89)	$(0.25)
From net realized gain	(0.40)	(0.11)	(0.57)	(0.58)	(0.20)
Total distributions declared to shareholders	$(0.96)	$(0.46)	$(0.98)	$(1.47)	$(0.45)
Net asset value, end of period (x)	$17.73	$17.15	$15.81	$16.78	$18.76
Total return (%) (r)(s)(t)(x)	8.97	11.45	0.44	(3.56)	38.82
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.21	0.22	0.22	0.22	0.23
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.99	2.16	2.65	4.12	1.56
Portfolio turnover rate	14	11	24	18	28
Net assets at end of period (000 omitted)	$25,267	$27,498	$45,521	$39,766	$89,097
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2035 Fund − continued
	Year ended
Class R6	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$17.12	$15.80	$16.77	$18.76	$13.87
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.59	$0.44	$0.50	$0.94	$0.31
Net realized and unrealized gain (loss)	0.97	1.38	(0.47)	(1.42)	5.07
Total from investment operations	$1.56	$1.82	$0.03	$(0.48)	$5.38
Less distributions declared to shareholders
From net investment income	$(0.59)	$(0.39)	$(0.43)	$(0.93)	$(0.29)
From net realized gain	(0.40)	(0.11)	(0.57)	(0.58)	(0.20)
Total distributions declared to shareholders	$(0.99)	$(0.50)	$(1.00)	$(1.51)	$(0.49)
Net asset value, end of period (x)	$17.69	$17.12	$15.80	$16.77	$18.76
Total return (%) (r)(s)(t)(x)	9.09	11.59	0.61	(3.42)	39.08
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.07	0.07	0.07	0.07	0.09
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	3.26	2.66	3.13	4.97	1.86
Portfolio turnover rate	14	11	24	18	28
Net assets at end of period (000 omitted)	$346,605	$315,531	$223,670	$237,753	$206,449
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2040 Fund
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$18.65	$17.01	$18.03	$20.33	$14.79
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.51	$0.34	$0.39	$0.94	$0.21
Net realized and unrealized gain (loss)	1.11	1.91	(0.39)	(1.48)	5.86
Total from investment operations	$1.62	$2.25	$0.00(w)	$(0.54)	$6.07
Less distributions declared to shareholders
From net investment income	$(0.52)	$(0.31)	$(0.39)	$(0.97)	$(0.22)
From net realized gain	(0.48)	(0.30)	(0.63)	(0.79)	(0.31)
Total distributions declared to shareholders	$(1.00)	$(0.61)	$(1.02)	$(1.76)	$(0.53)
Net asset value, end of period (x)	$19.27	$18.65	$17.01	$18.03	$20.33
Total return (%) (r)(s)(t)(x)	8.63	13.33	0.39	(3.60)	41.38
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.45	0.45	0.46	0.45	0.46
Expenses after expense reductions (h)	0.25	0.25	0.25	0.25	0.24
Net investment income (loss) (l)	2.58	1.89	2.29	4.60	1.21
Portfolio turnover rate	13	9	18	14	27
Net assets at end of period (000 omitted)	$73,805	$67,188	$51,443	$50,245	$56,524
	Year ended
Class B	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$18.61	$16.93	$17.92	$20.20	$14.68
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.34	$0.18	$0.26	$0.78	$0.08
Net realized and unrealized gain (loss)	1.12	1.93	(0.39)	(1.48)	5.81
Total from investment operations	$1.46	$2.11	$(0.13)	$(0.70)	$5.89
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.13)	$(0.23)	$(0.79)	$(0.06)
From net realized gain	(0.48)	(0.30)	(0.63)	(0.79)	(0.31)
Total distributions declared to shareholders	$(0.80)	$(0.43)	$(0.86)	$(1.58)	$(0.37)
Net asset value, end of period (x)	$19.27	$18.61	$16.93	$17.92	$20.20
Total return (%) (r)(s)(t)(x)	7.80	12.50	(0.40)	(4.34)	40.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.20	1.20	1.21	1.20	1.21
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	0.99
Net investment income (loss) (l)	1.73	1.04	1.52	3.85	0.44
Portfolio turnover rate	13	9	18	14	27
Net assets at end of period (000 omitted)	$956	$1,381	$1,972	$2,641	$3,527
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2040 Fund − continued
	Year ended
Class C	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$18.23	$16.64	$17.64	$19.94	$14.48
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.34	$0.20	$0.26	$0.77	$0.08
Net realized and unrealized gain (loss)	1.09	1.86	(0.37)	(1.46)	5.73
Total from investment operations	$1.43	$2.06	$(0.11)	$(0.69)	$5.81
Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.17)	$(0.26)	$(0.82)	$(0.04)
From net realized gain	(0.48)	(0.30)	(0.63)	(0.79)	(0.31)
Total distributions declared to shareholders	$(0.84)	$(0.47)	$(0.89)	$(1.61)	$(0.35)
Net asset value, end of period (x)	$18.82	$18.23	$16.64	$17.64	$19.94
Total return (%) (r)(s)(t)(x)	7.80	12.46	(0.30)	(4.40)	40.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.20	1.20	1.21	1.20	1.22
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	1.75	1.13	1.57	3.84	0.48
Portfolio turnover rate	13	9	18	14	27
Net assets at end of period (000 omitted)	$5,907	$6,208	$6,747	$7,809	$8,727
	Year ended
Class I	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$18.81	$17.15	$18.17	$20.49	$14.91
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.56	$0.40	$0.47	$1.04	$0.28
Net realized and unrealized gain (loss)	1.12	1.91	(0.42)	(1.54)	5.88
Total from investment operations	$1.68	$2.31	$0.05	$(0.50)	$6.16
Less distributions declared to shareholders
From net investment income	$(0.57)	$(0.35)	$(0.44)	$(1.03)	$(0.27)
From net realized gain	(0.48)	(0.30)	(0.63)	(0.79)	(0.31)
Total distributions declared to shareholders	$(1.05)	$(0.65)	$(1.07)	$(1.82)	$(0.58)
Net asset value, end of period (x)	$19.44	$18.81	$17.15	$18.17	$20.49
Total return (%) (r)(s)(t)(x)	8.88	13.60	0.68	(3.41)	41.67
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.20	0.20	0.21	0.20	0.21
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.80	2.19	2.75	5.06	1.57
Portfolio turnover rate	13	9	18	14	27
Net assets at end of period (000 omitted)	$14,339	$13,391	$7,846	$5,129	$3,870
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2040 Fund − continued
	Year ended
Class R1	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$18.46	$16.84	$17.82	$20.13	$14.61
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.35	$0.19	$0.25	$0.79	$0.05
Net realized and unrealized gain (loss)	1.10	1.90	(0.37)	(1.48)	5.81
Total from investment operations	$1.45	$2.09	$(0.12)	$(0.69)	$5.86
Less distributions declared to shareholders
From net investment income	$(0.37)	$(0.17)	$(0.23)	$(0.83)	$(0.03)
From net realized gain	(0.48)	(0.30)	(0.63)	(0.79)	(0.31)
Total distributions declared to shareholders	$(0.85)	$(0.47)	$(0.86)	$(1.62)	$(0.34)
Net asset value, end of period (x)	$19.06	$18.46	$16.84	$17.82	$20.13
Total return (%) (r)(s)(t)(x)	7.82	12.46	(0.35)	(4.36)	40.32
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.20	1.20	1.21	1.20	1.22
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	1.80	1.07	1.46	3.90	0.29
Portfolio turnover rate	13	9	18	14	27
Net assets at end of period (000 omitted)	$3,135	$3,012	$3,063	$4,001	$3,965
	Year ended
Class R2	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$18.53	$16.90	$17.91	$20.21	$14.70
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.45	$0.28	$0.34	$0.87	$0.16
Net realized and unrealized gain (loss)	1.11	1.91	(0.38)	(1.46)	5.82
Total from investment operations	$1.56	$2.19	$(0.04)	$(0.59)	$5.98
Less distributions declared to shareholders
From net investment income	$(0.46)	$(0.26)	$(0.34)	$(0.92)	$(0.16)
From net realized gain	(0.48)	(0.30)	(0.63)	(0.79)	(0.31)
Total distributions declared to shareholders	$(0.94)	$(0.56)	$(0.97)	$(1.71)	$(0.47)
Net asset value, end of period (x)	$19.15	$18.53	$16.90	$17.91	$20.21
Total return (%) (r)(s)(t)(x)	8.40	13.03	0.14	(3.89)	40.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.70	0.70	0.71	0.70	0.72
Expenses after expense reductions (h)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	2.29	1.59	2.00	4.26	0.90
Portfolio turnover rate	13	9	18	14	27
Net assets at end of period (000 omitted)	$38,622	$40,651	$40,810	$44,155	$53,097
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2040 Fund − continued
	Year ended
Class R3	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$18.64	$17.00	$18.02	$20.33	$14.80
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.50	$0.33	$0.39	$0.94	$0.22
Net realized and unrealized gain (loss)	1.11	1.92	(0.39)	(1.48)	5.84
Total from investment operations	$1.61	$2.25	$0.00(w)	$(0.54)	$6.06
Less distributions declared to shareholders
From net investment income	$(0.51)	$(0.31)	$(0.39)	$(0.98)	$(0.22)
From net realized gain	(0.48)	(0.30)	(0.63)	(0.79)	(0.31)
Total distributions declared to shareholders	$(0.99)	$(0.61)	$(1.02)	$(1.77)	$(0.53)
Net asset value, end of period (x)	$19.26	$18.64	$17.00	$18.02	$20.33
Total return (%) (r)(s)(t)(x)	8.61	13.31	0.39	(3.63)	41.32
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.45	0.45	0.46	0.45	0.46
Expenses after expense reductions (h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	2.53	1.86	2.27	4.60	1.26
Portfolio turnover rate	13	9	18	14	27
Net assets at end of period (000 omitted)	$192,893	$215,273	$176,070	$171,589	$156,544
	Year ended
Class R4	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$18.92	$17.24	$18.26	$20.56	$14.94
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.54	$0.35	$0.43	$0.91	$0.25
Net realized and unrealized gain (loss)	1.15	1.97	(0.39)	(1.40)	5.93
Total from investment operations	$1.69	$2.32	$0.04	$(0.49)	$6.18
Less distributions declared to shareholders
From net investment income	$(0.56)	$(0.34)	$(0.43)	$(1.02)	$(0.25)
From net realized gain	(0.48)	(0.30)	(0.63)	(0.79)	(0.31)
Total distributions declared to shareholders	$(1.04)	$(0.64)	$(1.06)	$(1.81)	$(0.56)
Net asset value, end of period (x)	$19.57	$18.92	$17.24	$18.26	$20.56
Total return (%) (r)(s)(t)(x)	8.90	13.58	0.64	(3.38)	41.74
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.20	0.20	0.21	0.20	0.22
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.68	1.95	2.50	4.36	1.40
Portfolio turnover rate	13	9	18	14	27
Net assets at end of period (000 omitted)	$40,946	$41,884	$51,695	$41,621	$105,822
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2040 Fund − continued
	Year ended
Class R6	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$18.89	$17.22	$18.24	$20.55	$14.94
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.58	$0.41	$0.51	$1.06	$0.31
Net realized and unrealized gain (loss)	1.14	1.93	(0.44)	(1.52)	5.89
Total from investment operations	$1.72	$2.34	$0.07	$(0.46)	$6.20
Less distributions declared to shareholders
From net investment income	$(0.59)	$(0.37)	$(0.46)	$(1.06)	$(0.28)
From net realized gain	(0.48)	(0.30)	(0.63)	(0.79)	(0.31)
Total distributions declared to shareholders	$(1.07)	$(0.67)	$(1.09)	$(1.85)	$(0.59)
Net asset value, end of period (x)	$19.54	$18.89	$17.22	$18.24	$20.55
Total return (%) (r)(s)(t)(x)	9.08	13.72	0.80	(3.24)	41.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.06	0.06	0.07	0.06	0.08
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.90	2.30	2.98	5.12	1.69
Portfolio turnover rate	13	9	18	14	27
Net assets at end of period (000 omitted)	$394,674	$378,212	$273,761	$243,550	$221,571
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2045 Fund
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$18.49	$16.73	$17.72	$19.84	$14.08
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.46	$0.30	$0.36	$0.97	$0.19
Net realized and unrealized gain (loss)	1.15	2.01	(0.36)	(1.46)	5.97
Total from investment operations	$1.61	$2.31	$0.00	$(0.49)	$6.16
Less distributions declared to shareholders
From net investment income	$(0.46)	$(0.28)	$(0.36)	$(0.98)	$(0.19)
From net realized gain	(0.46)	(0.27)	(0.63)	(0.65)	(0.21)
Total distributions declared to shareholders	$(0.92)	$(0.55)	$(0.99)	$(1.63)	$(0.40)
Net asset value, end of period (x)	$19.18	$18.49	$16.73	$17.72	$19.84
Total return (%) (r)(s)(t)(x)	8.65	13.87	0.37	(3.41)	44.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.48	0.48	0.50	0.49	0.51
Expenses after expense reductions (h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	2.32	1.69	2.14	4.83	1.09
Portfolio turnover rate	14	9	23	18	30
Net assets at end of period (000 omitted)	$36,371	$34,162	$23,665	$19,763	$18,980
	Year ended
Class B	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$18.42	$16.64	$17.60	$19.71	$14.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.30	$0.14	$0.23	$0.79	$0.05
Net realized and unrealized gain (loss)	1.16	2.01	(0.35)	(1.44)	5.93
Total from investment operations	$1.46	$2.15	$(0.12)	$(0.65)	$5.98
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.10)	$(0.21)	$(0.81)	$(0.06)
From net realized gain	(0.46)	(0.27)	(0.63)	(0.65)	(0.21)
Total distributions declared to shareholders	$(0.72)	$(0.37)	$(0.84)	$(1.46)	$(0.27)
Net asset value, end of period (x)	$19.16	$18.42	$16.64	$17.60	$19.71
Total return (%) (r)(s)(t)(x)	7.86	12.99	(0.36)	(4.13)	42.95
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.22	1.23	1.25	1.24	1.26
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	1.53	0.80	1.39	3.98	0.30
Portfolio turnover rate	14	9	23	18	30
Net assets at end of period (000 omitted)	$264	$435	$676	$736	$930
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2045 Fund − continued
	Year ended
Class C	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$18.20	$16.49	$17.50	$19.62	$13.91
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.30	$0.15	$0.25	$0.78	$0.05
Net realized and unrealized gain (loss)	1.15	1.98	(0.38)	(1.42)	5.90
Total from investment operations	$1.45	$2.13	$(0.13)	$(0.64)	$5.95
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.15)	$(0.25)	$(0.83)	$(0.03)
From net realized gain	(0.46)	(0.27)	(0.63)	(0.65)	(0.21)
Total distributions declared to shareholders	$(0.77)	$(0.42)	$(0.88)	$(1.48)	$(0.24)
Net asset value, end of period (x)	$18.88	$18.20	$16.49	$17.50	$19.62
Total return (%) (r)(s)(t)(x)	7.87	12.99	(0.38)	(4.13)	43.01
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.22	1.23	1.25	1.24	1.27
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	0.99
Net investment income (loss) (l)	1.56	0.88	1.52	3.93	0.30
Portfolio turnover rate	14	9	23	18	30
Net assets at end of period (000 omitted)	$3,064	$3,204	$2,642	$2,027	$1,943
	Year ended
Class I	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$18.61	$16.84	$17.82	$19.94	$14.15
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.50	$0.35	$0.39	$1.01	$0.24
Net realized and unrealized gain (loss)	1.18	2.01	(0.35)	(1.45)	6.00
Total from investment operations	$1.68	$2.36	$0.04	$(0.44)	$6.24
Less distributions declared to shareholders
From net investment income	$(0.51)	$(0.32)	$(0.39)	$(1.03)	$(0.24)
From net realized gain	(0.46)	(0.27)	(0.63)	(0.65)	(0.21)
Total distributions declared to shareholders	$(0.97)	$(0.59)	$(1.02)	$(1.68)	$(0.45)
Net asset value, end of period (x)	$19.32	$18.61	$16.84	$17.82	$19.94
Total return (%) (r)(s)(t)(x)	8.96	14.11	0.66	(3.17)	44.43
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.22	0.22	0.25	0.24	0.25
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.54	1.98	2.32	5.03	1.37
Portfolio turnover rate	14	9	23	18	30
Net assets at end of period (000 omitted)	$12,335	$11,779	$3,190	$2,458	$2,145
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2045 Fund − continued
	Year ended
Class R1	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$18.41	$16.68	$17.67	$19.74	$13.97
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.31	$0.15	$0.23	$0.69	$(0.04)
Net realized and unrealized gain (loss)	1.16	2.00	(0.35)	(1.34)	6.02
Total from investment operations	$1.47	$2.15	$(0.12)	$(0.65)	$5.98
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.15)	$(0.24)	$(0.77)	$—
From net realized gain	(0.46)	(0.27)	(0.63)	(0.65)	(0.21)
Total distributions declared to shareholders	$(0.79)	$(0.42)	$(0.87)	$(1.42)	$(0.21)
Net asset value, end of period (x)	$19.09	$18.41	$16.68	$17.67	$19.74
Total return (%) (r)(s)(t)(x)	7.91	12.93	(0.36)	(4.13)	42.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.23	1.23	1.25	1.24	1.28
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	1.58	0.85	1.39	3.47	(0.25)
Portfolio turnover rate	14	9	23	18	30
Net assets at end of period (000 omitted)	$774	$636	$522	$398	$552
	Year ended
Class R2	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$18.45	$16.68	$17.66	$19.75	$14.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.42	$0.23	$0.31	$0.84	$0.11
Net realized and unrealized gain (loss)	1.14	2.02	(0.36)	(1.38)	5.96
Total from investment operations	$1.56	$2.25	$(0.05)	$(0.54)	$6.07
Less distributions declared to shareholders
From net investment income	$(0.41)	$(0.21)	$(0.30)	$(0.90)	$(0.11)
From net realized gain	(0.46)	(0.27)	(0.63)	(0.65)	(0.21)
Total distributions declared to shareholders	$(0.87)	$(0.48)	$(0.93)	$(1.55)	$(0.32)
Net asset value, end of period (x)	$19.14	$18.45	$16.68	$17.66	$19.75
Total return (%) (r)(s)(t)(x)	8.39	13.59	0.09	(3.62)	43.65
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.72	0.73	0.75	0.74	0.77
Expenses after expense reductions (h)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	2.14	1.32	1.84	4.21	0.67
Portfolio turnover rate	14	9	23	18	30
Net assets at end of period (000 omitted)	$9,961	$9,755	$10,413	$11,276	$15,161
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2045 Fund − continued
	Year ended
Class R3	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$18.48	$16.72	$17.70	$19.82	$14.07
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.46	$0.29	$0.36	$0.92	$0.18
Net realized and unrealized gain (loss)	1.16	2.01	(0.36)	(1.41)	5.97
Total from investment operations	$1.62	$2.30	$0.00	$(0.49)	$6.15
Less distributions declared to shareholders
From net investment income	$(0.46)	$(0.27)	$(0.35)	$(0.98)	$(0.19)
From net realized gain	(0.46)	(0.27)	(0.63)	(0.65)	(0.21)
Total distributions declared to shareholders	$(0.92)	$(0.54)	$(0.98)	$(1.63)	$(0.40)
Net asset value, end of period (x)	$19.18	$18.48	$16.72	$17.70	$19.82
Total return (%) (r)(s)(t)(x)	8.68	13.85	0.39	(3.42)	44.05
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.47	0.48	0.50	0.49	0.51
Expenses after expense reductions (h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	2.32	1.64	2.13	4.61	1.08
Portfolio turnover rate	14	9	23	18	30
Net assets at end of period (000 omitted)	$145,617	$165,730	$129,497	$127,223	$109,034
	Year ended
Class R4	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$18.65	$16.86	$17.84	$19.94	$14.14
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.49	$0.29	$0.40	$0.85	$0.21
Net realized and unrealized gain (loss)	1.20	2.07	(0.36)	(1.30)	6.02
Total from investment operations	$1.69	$2.36	$0.04	$(0.45)	$6.23
Less distributions declared to shareholders
From net investment income	$(0.51)	$(0.30)	$(0.39)	$(1.00)	$(0.22)
From net realized gain	(0.46)	(0.27)	(0.63)	(0.65)	(0.21)
Total distributions declared to shareholders	$(0.97)	$(0.57)	$(1.02)	$(1.65)	$(0.43)
Net asset value, end of period (x)	$19.37	$18.65	$16.86	$17.84	$19.94
Total return (%) (r)(s)(t)(x)	8.98	14.11	0.64	(3.17)	44.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.23	0.23	0.25	0.24	0.27
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.48	1.63	2.38	4.18	1.23
Portfolio turnover rate	14	9	23	18	30
Net assets at end of period (000 omitted)	$20,375	$20,246	$23,492	$20,668	$68,489
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2045 Fund − continued
	Year ended
Class R6	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$18.62	$16.84	$17.82	$19.93	$14.14
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.54	$0.36	$0.50	$1.05	$0.27
Net realized and unrealized gain (loss)	1.17	2.02	(0.43)	(1.46)	5.98
Total from investment operations	$1.71	$2.38	$0.07	$(0.41)	$6.25
Less distributions declared to shareholders
From net investment income	$(0.54)	$(0.33)	$(0.42)	$(1.05)	$(0.25)
From net realized gain	(0.46)	(0.27)	(0.63)	(0.65)	(0.21)
Total distributions declared to shareholders	$(1.00)	$(0.60)	$(1.05)	$(1.70)	$(0.46)
Net asset value, end of period (x)	$19.33	$18.62	$16.84	$17.82	$19.93
Total return (%) (r)(s)(t)(x)	9.11	14.27	0.82	(2.99)	44.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.08	0.08	0.10	0.09	0.11
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.70	2.03	2.99	5.23	1.56
Portfolio turnover rate	14	9	23	18	30
Net assets at end of period (000 omitted)	$287,225	$261,476	$197,399	$166,911	$140,992
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2050 Fund
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$22.21	$20.09	$21.30	$23.98	$16.99
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.51	$0.32	$0.43	$1.17	$0.22
Net realized and unrealized gain (loss)	1.44	2.51	(0.44)	(1.73)	7.23
Total from investment operations	$1.95	$2.83	$(0.01)	$(0.56)	$7.45
Less distributions declared to shareholders
From net investment income	$(0.52)	$(0.31)	$(0.44)	$(1.18)	$(0.23)
From net realized gain	(0.53)	(0.40)	(0.76)	(0.94)	(0.23)
Total distributions declared to shareholders	$(1.05)	$(0.71)	$(1.20)	$(2.12)	$(0.46)
Net asset value, end of period (x)	$23.11	$22.21	$20.09	$21.30	$23.98
Total return (%) (r)(s)(t)(x)	8.72	14.17	0.34	(3.36)	44.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.47	0.48	0.50	0.50	0.51
Expenses after expense reductions (h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	2.14	1.51	2.12	4.85	1.08
Portfolio turnover rate	13	7	21	17	24
Net assets at end of period (000 omitted)	$39,991	$37,887	$27,752	$22,761	$22,708
	Year ended
Class B	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$21.96	$19.80	$20.96	$23.62	$16.75
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.31	$0.12	$0.26	$0.95	$0.06
Net realized and unrealized gain (loss)	1.43	2.51	(0.40)	(1.70)	7.11
Total from investment operations	$1.74	$2.63	$(0.14)	$(0.75)	$7.17
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.07)	$(0.26)	$(0.97)	$(0.07)
From net realized gain	(0.53)	(0.40)	(0.76)	(0.94)	(0.23)
Total distributions declared to shareholders	$(0.82)	$(0.47)	$(1.02)	$(1.91)	$(0.30)
Net asset value, end of period (x)	$22.88	$21.96	$19.80	$20.96	$23.62
Total return (%) (r)(s)(t)(x)	7.88	13.32	(0.37)	(4.11)	43.04
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.22	1.23	1.25	1.25	1.26
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	1.33	0.57	1.30	3.98	0.32
Portfolio turnover rate	13	7	21	17	24
Net assets at end of period (000 omitted)	$459	$650	$987	$1,265	$1,727
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2050 Fund − continued
	Year ended
Class C	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$21.68	$19.63	$20.83	$23.49	$16.65
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.31	$0.14	$0.28	$0.91	$0.06
Net realized and unrealized gain (loss)	1.41	2.46	(0.43)	(1.65)	7.08
Total from investment operations	$1.72	$2.60	$(0.15)	$(0.74)	$7.14
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.15)	$(0.29)	$(0.98)	$(0.07)
From net realized gain	(0.53)	(0.40)	(0.76)	(0.94)	(0.23)
Total distributions declared to shareholders	$(0.87)	$(0.55)	$(1.05)	$(1.92)	$(0.30)
Net asset value, end of period (x)	$22.53	$21.68	$19.63	$20.83	$23.49
Total return (%) (r)(s)(t)(x)	7.88	13.33	(0.37)	(4.11)	43.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.22	1.23	1.25	1.25	1.26
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	1.34	0.69	1.42	3.85	0.31
Portfolio turnover rate	13	7	21	17	24
Net assets at end of period (000 omitted)	$4,100	$4,204	$3,521	$3,223	$3,898
	Year ended
Class I	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$22.23	$20.10	$21.27	$23.95	$16.97
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.57	$0.36	$0.60	$1.18	$0.28
Net realized and unrealized gain (loss)	1.45	2.53	(0.56)	(1.68)	7.21
Total from investment operations	$2.02	$2.89	$0.04	$(0.50)	$7.49
Less distributions declared to shareholders
From net investment income	$(0.58)	$(0.36)	$(0.45)	$(1.24)	$(0.28)
From net realized gain	(0.53)	(0.40)	(0.76)	(0.94)	(0.23)
Total distributions declared to shareholders	$(1.11)	$(0.76)	$(1.21)	$(2.18)	$(0.51)
Net asset value, end of period (x)	$23.14	$22.23	$20.10	$21.27	$23.95
Total return (%) (r)(s)(t)(x)	9.03	14.46	0.60	(3.14)	44.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.22	0.23	0.25	0.25	0.26
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.41	1.68	3.00	4.92	1.36
Portfolio turnover rate	13	7	21	17	24
Net assets at end of period (000 omitted)	$7,780	$7,824	$2,425	$1,445	$1,033
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2050 Fund − continued
	Year ended
Class R1	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$21.78	$19.72	$20.91	$23.59	$16.67
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.33	$0.15	$0.29	$0.95	$(0.04)
Net realized and unrealized gain (loss)	1.40	2.46	(0.44)	(1.69)	7.20
Total from investment operations	$1.73	$2.61	$(0.15)	$(0.74)	$7.16
Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.15)	$(0.28)	$(1.00)	$—
From net realized gain	(0.53)	(0.40)	(0.76)	(0.94)	(0.24)
Total distributions declared to shareholders	$(0.89)	$(0.55)	$(1.04)	$(1.94)	$(0.24)
Net asset value, end of period (x)	$22.62	$21.78	$19.72	$20.91	$23.59
Total return (%) (r)(s)(t)(x)	7.88	13.32	(0.37)	(4.08)	43.08
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.22	1.23	1.25	1.25	1.28
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	1.42	0.73	1.49	4.02	(0.21)
Portfolio turnover rate	13	7	21	17	24
Net assets at end of period (000 omitted)	$916	$826	$680	$731	$695
	Year ended
Class R2	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$21.97	$19.86	$21.06	$23.70	$16.79
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.45	$0.24	$0.36	$1.00	$0.15
Net realized and unrealized gain (loss)	1.42	2.50	(0.42)	(1.62)	7.15
Total from investment operations	$1.87	$2.74	$(0.06)	$(0.62)	$7.30
Less distributions declared to shareholders
From net investment income	$(0.46)	$(0.23)	$(0.38)	$(1.08)	$(0.15)
From net realized gain	(0.53)	(0.40)	(0.76)	(0.94)	(0.24)
Total distributions declared to shareholders	$(0.99)	$(0.63)	$(1.14)	$(2.02)	$(0.39)
Net asset value, end of period (x)	$22.85	$21.97	$19.86	$21.06	$23.70
Total return (%) (r)(s)(t)(x)	8.46	13.89	0.07	(3.59)	43.72
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.72	0.73	0.75	0.75	0.77
Expenses after expense reductions (h)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	1.92	1.14	1.82	4.18	0.72
Portfolio turnover rate	13	7	21	17	24
Net assets at end of period (000 omitted)	$16,547	$15,982	$18,388	$19,078	$28,781
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2050 Fund − continued
	Year ended
Class R3	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$22.01	$19.91	$21.11	$23.79	$16.86
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.50	$0.31	$0.42	$1.10	$0.22
Net realized and unrealized gain (loss)	1.44	2.49	(0.42)	(1.67)	7.17
Total from investment operations	$1.94	$2.80	$0.00	$(0.57)	$7.39
Less distributions declared to shareholders
From net investment income	$(0.52)	$(0.30)	$(0.44)	$(1.17)	$(0.23)
From net realized gain	(0.53)	(0.40)	(0.76)	(0.94)	(0.23)
Total distributions declared to shareholders	$(1.05)	$(0.70)	$(1.20)	$(2.11)	$(0.46)
Net asset value, end of period (x)	$22.90	$22.01	$19.91	$21.11	$23.79
Total return (%) (r)(s)(t)(x)	8.74	14.18	0.37	(3.41)	44.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.47	0.48	0.50	0.50	0.51
Expenses after expense reductions (h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	2.13	1.49	2.09	4.60	1.08
Portfolio turnover rate	13	7	21	17	24
Net assets at end of period (000 omitted)	$147,222	$157,398	$121,060	$118,076	$113,346
	Year ended
Class R4	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$22.24	$20.10	$21.31	$23.97	$16.97
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.51	$0.34	$0.45	$0.94	$0.26
Net realized and unrealized gain (loss)	1.50	2.55	(0.41)	(1.46)	7.24
Total from investment operations	$2.01	$2.89	$0.04	$(0.52)	$7.50
Less distributions declared to shareholders
From net investment income	$(0.57)	$(0.35)	$(0.49)	$(1.20)	$(0.26)
From net realized gain	(0.53)	(0.40)	(0.76)	(0.94)	(0.24)
Total distributions declared to shareholders	$(1.10)	$(0.75)	$(1.25)	$(2.14)	$(0.50)
Net asset value, end of period (x)	$23.15	$22.24	$20.10	$21.31	$23.97
Total return (%) (r)(s)(t)(x)	8.98	14.49	0.57	(3.16)	44.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.22	0.23	0.25	0.25	0.27
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.15	1.61	2.24	3.88	1.28
Portfolio turnover rate	13	7	21	17	24
Net assets at end of period (000 omitted)	$34,359	$38,189	$44,972	$24,207	$71,368
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2050 Fund − continued
	Year ended
Class R6	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$22.21	$20.08	$21.29	$23.96	$16.97
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.60	$0.40	$0.57	$1.26	$0.32
Net realized and unrealized gain (loss)	1.45	2.51	(0.50)	(1.72)	7.20
Total from investment operations	$2.05	$2.91	$0.07	$(0.46)	$7.52
Less distributions declared to shareholders
From net investment income	$(0.61)	$(0.38)	$(0.52)	$(1.27)	$(0.30)
From net realized gain	(0.53)	(0.40)	(0.76)	(0.94)	(0.23)
Total distributions declared to shareholders	$(1.14)	$(0.78)	$(1.28)	$(2.21)	$(0.53)
Net asset value, end of period (x)	$23.12	$22.21	$20.08	$21.29	$23.96
Total return (%) (r)(s)(t)(x)	9.20	14.60	0.74	(2.97)	44.70
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.08	0.08	0.10	0.09	0.12
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.55	1.88	2.85	5.23	1.54
Portfolio turnover rate	13	7	21	17	24
Net assets at end of period (000 omitted)	$305,358	$284,955	$193,767	$147,729	$121,495
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2055 Fund
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$19.12	$17.30	$18.30	$20.42	$14.47
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.40	$0.27	$0.37	$1.02	$0.19
Net realized and unrealized gain (loss)	1.28	2.16	(0.37)	(1.52)	6.15
Total from investment operations	$1.68	$2.43	$0.00	$(0.50)	$6.34
Less distributions declared to shareholders
From net investment income	$(0.45)	$(0.26)	$(0.36)	$(1.02)	$(0.20)
From net realized gain	(0.40)	(0.35)	(0.64)	(0.60)	(0.19)
Total distributions declared to shareholders	$(0.85)	$(0.61)	$(1.00)	$(1.62)	$(0.39)
Net asset value, end of period (x)	$19.95	$19.12	$17.30	$18.30	$20.42
Total return (%) (r)(s)(t)(x)	8.72	14.17	0.36	(3.35)	44.11
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.51	0.52	0.56	0.56	0.61
Expenses after expense reductions (h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	1.95	1.51	2.12	4.94	1.09
Portfolio turnover rate	15	7	13	19	24
Net assets at end of period (000 omitted)	$24,603	$26,236	$19,429	$15,144	$14,314
	Year ended
Class B	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$19.10	$17.25	$18.22	$20.33	$14.41
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.28	$0.11	$0.22	$0.82	$0.05
Net realized and unrealized gain (loss)	1.24	2.17	(0.35)	(1.48)	6.13
Total from investment operations	$1.52	$2.28	$(0.13)	$(0.66)	$6.18
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.08)	$(0.20)	$(0.85)	$(0.07)
From net realized gain	(0.40)	(0.35)	(0.64)	(0.60)	(0.19)
Total distributions declared to shareholders	$(0.68)	$(0.43)	$(0.84)	$(1.45)	$(0.26)
Net asset value, end of period (x)	$19.94	$19.10	$17.25	$18.22	$20.33
Total return (%) (r)(s)(t)(x)	7.92	13.32	(0.41)	(4.09)	43.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.26	1.27	1.31	1.31	1.36
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	1.39	0.63	1.30	3.96	0.31
Portfolio turnover rate	15	7	13	19	24
Net assets at end of period (000 omitted)	$291	$383	$502	$590	$713
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2055 Fund − continued
	Year ended
Class C	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$18.85	$17.06	$18.06	$20.17	$14.29
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.28	$0.12	$0.23	$0.82	$0.05
Net realized and unrealized gain (loss)	1.22	2.14	(0.36)	(1.47)	6.08
Total from investment operations	$1.50	$2.26	$(0.13)	$(0.65)	$6.13
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.12)	$(0.23)	$(0.86)	$(0.06)
From net realized gain	(0.40)	(0.35)	(0.64)	(0.60)	(0.19)
Total distributions declared to shareholders	$(0.71)	$(0.47)	$(0.87)	$(1.46)	$(0.25)
Net asset value, end of period (x)	$19.64	$18.85	$17.06	$18.06	$20.17
Total return (%) (r)(s)(t)(x)	7.87	13.34	(0.43)	(4.06)	43.08
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.26	1.27	1.31	1.31	1.36
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	1.40	0.69	1.35	4.03	0.29
Portfolio turnover rate	15	7	13	19	24
Net assets at end of period (000 omitted)	$2,843	$2,889	$2,588	$2,426	$2,585
	Year ended
Class I	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$19.16	$17.33	$18.33	$20.45	$14.49
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.49	$0.34	$0.36	$1.00	$0.25
Net realized and unrealized gain (loss)	1.23	2.14	(0.32)	(1.45)	6.14
Total from investment operations	$1.72	$2.48	$0.04	$(0.45)	$6.39
Less distributions declared to shareholders
From net investment income	$(0.51)	$(0.30)	$(0.40)	$(1.07)	$(0.24)
From net realized gain	(0.40)	(0.35)	(0.64)	(0.60)	(0.19)
Total distributions declared to shareholders	$(0.91)	$(0.65)	$(1.04)	$(1.67)	$(0.43)
Net asset value, end of period (x)	$19.97	$19.16	$17.33	$18.33	$20.45
Total return (%) (r)(s)(t)(x)	8.93	14.49	0.62	(3.13)	44.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.26	0.27	0.31	0.31	0.35
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.39	1.86	2.10	4.85	1.39
Portfolio turnover rate	15	7	13	19	24
Net assets at end of period (000 omitted)	$3,999	$3,821	$1,314	$512	$434
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2055 Fund − continued
	Year ended
Class R1	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$18.89	$17.12	$18.14	$20.26	$14.30
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.28	$0.13	$0.23	$0.81	$(0.06)
Net realized and unrealized gain (loss)	1.22	2.13	(0.36)	(1.46)	6.21
Total from investment operations	$1.50	$2.26	$(0.13)	$(0.65)	$6.15
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.14)	$(0.25)	$(0.87)	$—
From net realized gain	(0.40)	(0.35)	(0.64)	(0.60)	(0.19)
Total distributions declared to shareholders	$(0.73)	$(0.49)	$(0.89)	$(1.47)	$(0.19)
Net asset value, end of period (x)	$19.66	$18.89	$17.12	$18.14	$20.26
Total return (%) (r)(s)(t)(x)	7.87	13.34	(0.42)	(4.07)	43.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.26	1.27	1.31	1.31	1.39
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	1.38	0.74	1.37	3.95	(0.34)
Portfolio turnover rate	15	7	13	19	24
Net assets at end of period (000 omitted)	$2,216	$1,684	$1,070	$701	$663
	Year ended
Class R2	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$19.13	$17.30	$18.29	$20.35	$14.39
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.39	$0.22	$0.31	$0.83	$0.11
Net realized and unrealized gain (loss)	1.23	2.16	(0.35)	(1.38)	6.16
Total from investment operations	$1.62	$2.38	$(0.04)	$(0.55)	$6.27
Less distributions declared to shareholders
From net investment income	$(0.41)	$(0.20)	$(0.31)	$(0.91)	$(0.12)
From net realized gain	(0.40)	(0.35)	(0.64)	(0.60)	(0.19)
Total distributions declared to shareholders	$(0.81)	$(0.55)	$(0.95)	$(1.51)	$(0.31)
Net asset value, end of period (x)	$19.94	$19.13	$17.30	$18.29	$20.35
Total return (%) (r)(s)(t)(x)	8.43	13.89	0.10	(3.56)	43.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.76	0.77	0.81	0.81	0.87
Expenses after expense reductions (h)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	1.93	1.19	1.80	4.02	0.64
Portfolio turnover rate	15	7	13	19	24
Net assets at end of period (000 omitted)	$11,094	$9,538	$9,003	$8,981	$17,589
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2055 Fund − continued
	Year ended
Class R3	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$19.13	$17.31	$18.31	$20.42	$14.47
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.43	$0.27	$0.36	$0.97	$0.19
Net realized and unrealized gain (loss)	1.25	2.16	(0.36)	(1.46)	6.15
Total from investment operations	$1.68	$2.43	$0.00	$(0.49)	$6.34
Less distributions declared to shareholders
From net investment income	$(0.46)	$(0.26)	$(0.36)	$(1.02)	$(0.20)
From net realized gain	(0.40)	(0.35)	(0.64)	(0.60)	(0.19)
Total distributions declared to shareholders	$(0.86)	$(0.61)	$(1.00)	$(1.62)	$(0.39)
Net asset value, end of period (x)	$19.95	$19.13	$17.31	$18.31	$20.42
Total return (%) (r)(s)(t)(x)	8.71	14.16	0.34	(3.33)	44.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.51	0.52	0.56	0.56	0.61
Expenses after expense reductions (h)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	2.12	1.51	2.09	4.69	1.09
Portfolio turnover rate	15	7	13	19	24
Net assets at end of period (000 omitted)	$105,695	$107,463	$76,726	$73,743	$65,613
	Year ended
Class R4	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$19.34	$17.47	$18.47	$20.56	$14.55
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.46	$0.26	$0.41	$0.80	$0.22
Net realized and unrealized gain (loss)	1.29	2.24	(0.37)	(1.25)	6.21
Total from investment operations	$1.75	$2.50	$0.04	$(0.45)	$6.43
Less distributions declared to shareholders
From net investment income	$(0.51)	$(0.28)	$(0.40)	$(1.04)	$(0.23)
From net realized gain	(0.40)	(0.35)	(0.64)	(0.60)	(0.19)
Total distributions declared to shareholders	$(0.91)	$(0.63)	$(1.04)	$(1.64)	$(0.42)
Net asset value, end of period (x)	$20.18	$19.34	$17.47	$18.47	$20.56
Total return (%) (r)(s)(t)(x)	8.97	14.47	0.58	(3.09)	44.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.26	0.27	0.31	0.31	0.36
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.24	1.44	2.34	3.86	1.27
Portfolio turnover rate	15	7	13	19	24
Net assets at end of period (000 omitted)	$12,635	$12,123	$18,660	$14,606	$38,374
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2055 Fund − continued
	Year ended
Class R6	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$19.32	$17.46	$18.46	$20.58	$14.56
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.53	$0.35	$0.49	$1.11	$0.28
Net realized and unrealized gain (loss)	1.24	2.18	(0.42)	(1.53)	6.18
Total from investment operations	$1.77	$2.53	$0.07	$(0.42)	$6.46
Less distributions declared to shareholders
From net investment income	$(0.54)	$(0.32)	$(0.43)	$(1.10)	$(0.25)
From net realized gain	(0.40)	(0.35)	(0.64)	(0.60)	(0.19)
Total distributions declared to shareholders	$(0.94)	$(0.67)	$(1.07)	$(1.70)	$(0.44)
Net asset value, end of period (x)	$20.15	$19.32	$17.46	$18.46	$20.58
Total return (%) (r)(s)(t)(x)	9.11	14.66	0.75	(2.99)	44.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.11	0.12	0.15	0.15	0.21
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.55	1.89	2.82	5.32	1.54
Portfolio turnover rate	15	7	13	19	24
Net assets at end of period (000 omitted)	$218,596	$193,673	$133,208	$87,462	$60,705
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2060 Fund
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$15.37	$13.87	$14.54	$15.99	$11.25
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.36	$0.22	$0.30	$0.78	$0.15
Net realized and unrealized gain (loss)	0.97	1.72	(0.30)	(1.22)	4.82
Total from investment operations	$1.33	$1.94	$0.00(w)	$(0.44)	$4.97
Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.20)	$(0.28)	$(0.79)	$(0.14)
From net realized gain	(0.26)	(0.24)	(0.39)	(0.22)	(0.09)
Total distributions declared to shareholders	$(0.62)	$(0.44)	$(0.67)	$(1.01)	$(0.23)
Net asset value, end of period (x)	$16.08	$15.37	$13.87	$14.54	$15.99
Total return (%) (r)(s)(t)(x)	8.61	14.12	0.35	(3.51)	44.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.59	0.61	0.70	0.79	1.08
Expenses after expense reductions (h)	0.25	0.25	0.25	0.25	0.24
Net investment income (loss) (l)	2.18	1.48	2.17	4.80	1.06
Portfolio turnover rate	18	7	14	18	21
Net assets at end of period (000 omitted)	$18,302	$15,598	$11,316	$8,023	$5,584
	Year ended
Class B	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$15.40	$13.87	$14.52	$15.95	$11.24
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.35	$0.08	$0.19	$0.65	$0.04
Net realized and unrealized gain (loss)	0.99	1.75	(0.29)	(1.21)	4.80
Total from investment operations	$1.34	$1.83	$(0.10)	$(0.56)	$4.84
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.06)	$(0.16)	$(0.65)	$(0.04)
From net realized gain	(0.26)	(0.24)	(0.39)	(0.22)	(0.09)
Total distributions declared to shareholders	$(0.58)	$(0.30)	$(0.55)	$(0.87)	$(0.13)
Net asset value, end of period (x)	$16.16	$15.40	$13.87	$14.52	$15.95
Total return (%) (r)(s)(t)(x)	8.62	13.27	(0.41)	(4.15)	43.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.58	1.36	1.45	1.54	1.83
Expenses after expense reductions (h)	0.25	1.00	1.00	1.00	0.99
Net investment income (loss) (l)	2.12	0.58	1.35	4.02	0.33
Portfolio turnover rate	18	7	14	18	21
Net assets at end of period (000 omitted)	$146	$150	$168	$179	$191
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2060 Fund − continued
	Year ended
Class C	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$15.21	$13.74	$14.41	$15.86	$11.18
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.22	$0.10	$0.19	$0.67	$0.05
Net realized and unrealized gain (loss)	0.98	1.71	(0.29)	(1.23)	4.78
Total from investment operations	$1.20	$1.81	$(0.10)	$(0.56)	$4.83
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.10)	$(0.18)	$(0.67)	$(0.06)
From net realized gain	(0.26)	(0.24)	(0.39)	(0.22)	(0.09)
Total distributions declared to shareholders	$(0.51)	$(0.34)	$(0.57)	$(0.89)	$(0.15)
Net asset value, end of period (x)	$15.90	$15.21	$13.74	$14.41	$15.86
Total return (%) (r)(s)(t)(x)	7.79	13.30	(0.40)	(4.20)	43.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.34	1.36	1.45	1.54	1.83
Expenses after expense reductions (h)	1.00	1.00	1.00	1.00	0.99
Net investment income (loss) (l)	1.36	0.71	1.38	4.14	0.34
Portfolio turnover rate	18	7	14	18	21
Net assets at end of period (000 omitted)	$1,677	$1,468	$1,091	$891	$761
	Year ended
Class I	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$15.51	$13.99	$14.65	$16.09	$11.32
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.38	$0.26	$0.33	$0.85	$0.19
Net realized and unrealized gain (loss)	1.01	1.73	(0.29)	(1.25)	4.84
Total from investment operations	$1.39	$1.99	$0.04	$(0.40)	$5.03
Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.23)	$(0.31)	$(0.82)	$(0.17)
From net realized gain	(0.26)	(0.24)	(0.39)	(0.22)	(0.09)
Total distributions declared to shareholders	$(0.66)	$(0.47)	$(0.70)	$(1.04)	$(0.26)
Net asset value, end of period (x)	$16.24	$15.51	$13.99	$14.65	$16.09
Total return (%) (r)(s)(t)(x)	8.92	14.39	0.64	(3.25)	44.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.34	0.36	0.45	0.54	0.82
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.30	1.78	2.38	5.20	1.33
Portfolio turnover rate	18	7	14	18	21
Net assets at end of period (000 omitted)	$896	$576	$396	$295	$232
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2060 Fund − continued
	Year ended
Class R1	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$15.47	$13.95	$14.57	$16.01	$11.28
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.36	$0.21	$0.26	$0.65	$0.04
Net realized and unrealized gain (loss)	0.98	1.75	(0.29)	(1.22)	4.82
Total from investment operations	$1.34	$1.96	$(0.03)	$(0.57)	$4.86
Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.20)	$(0.20)	$(0.65)	$(0.04)
From net realized gain	(0.26)	(0.24)	(0.39)	(0.22)	(0.09)
Total distributions declared to shareholders	$(0.62)	$(0.44)	$(0.59)	$(0.87)	$(0.13)
Net asset value, end of period (x)	$16.19	$15.47	$13.95	$14.57	$16.01
Total return (%) (r)(s)(t)(x)	8.61	14.15	0.09	(4.20)	43.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.59	0.61	0.96	1.54	1.83
Expenses after expense reductions (h)	0.25	0.25	0.50	1.00	0.99
Net investment income (loss) (l)	2.16	1.46	1.85	3.99	0.32
Portfolio turnover rate	18	7	14	18	21
Net assets at end of period (000 omitted)	$102	$94	$82	$82	$86
	Year ended
Class R2	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$15.36	$13.86	$14.52	$15.97	$11.25
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.32	$0.18	$0.23	$0.75	$0.13
Net realized and unrealized gain (loss)	0.97	1.73	(0.27)	(1.23)	4.80
Total from investment operations	$1.29	$1.91	$(0.04)	$(0.48)	$4.93
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.17)	$(0.23)	$(0.75)	$(0.12)
From net realized gain	(0.26)	(0.24)	(0.39)	(0.22)	(0.09)
Total distributions declared to shareholders	$(0.59)	$(0.41)	$(0.62)	$(0.97)	$(0.21)
Net asset value, end of period (x)	$16.06	$15.36	$13.86	$14.52	$15.97
Total return (%) (r)(s)(t)(x)	8.32	13.92	0.04	(3.73)	43.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.84	0.86	0.96	1.04	1.33
Expenses after expense reductions (h)	0.50	0.50	0.50	0.50	0.49
Net investment income (loss) (l)	1.93	1.23	1.66	4.62	0.99
Portfolio turnover rate	18	7	14	18	21
Net assets at end of period (000 omitted)	$3,988	$3,262	$2,203	$2,107	$1,580
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2060 Fund − continued
	Year ended
Class R3	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$15.39	$13.89	$14.56	$16.00	$11.27
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.35	$0.22	$0.30	$0.77	$0.16
Net realized and unrealized gain (loss)	0.99	1.72	(0.30)	(1.21)	4.81
Total from investment operations	$1.34	$1.94	$0.00(w)	$(0.44)	$4.97
Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.20)	$(0.28)	$(0.78)	$(0.15)
From net realized gain	(0.26)	(0.24)	(0.39)	(0.22)	(0.09)
Total distributions declared to shareholders	$(0.62)	$(0.44)	$(0.67)	$(1.00)	$(0.24)
Net asset value, end of period (x)	$16.11	$15.39	$13.89	$14.56	$16.00
Total return (%) (r)(s)(t)(x)	8.64	14.12	0.36	(3.46)	44.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.59	0.61	0.70	0.79	1.07
Expenses after expense reductions (h)	0.25	0.25	0.25	0.25	0.24
Net investment income (loss) (l)	2.10	1.51	2.17	4.74	1.12
Portfolio turnover rate	18	7	14	18	21
Net assets at end of period (000 omitted)	$66,823	$63,579	$43,119	$28,505	$17,477
	Year ended
Class R4	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$15.50	$13.97	$14.64	$16.07	$11.31
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.40	$0.23	$0.32	$0.57	$0.18
Net realized and unrealized gain (loss)	0.99	1.77	(0.29)	(0.98)	4.84
Total from investment operations	$1.39	$2.00	$0.03	$(0.41)	$5.02
Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.23)	$(0.31)	$(0.80)	$(0.17)
From net realized gain	(0.26)	(0.24)	(0.39)	(0.22)	(0.09)
Total distributions declared to shareholders	$(0.66)	$(0.47)	$(0.70)	$(1.02)	$(0.26)
Net asset value, end of period (x)	$16.23	$15.50	$13.97	$14.64	$16.07
Total return (%) (r)(s)(t)(x)	8.91	14.45	0.57	(3.31)	44.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.34	0.36	0.45	0.55	0.83
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.39	1.56	2.29	3.51	1.33
Portfolio turnover rate	18	7	14	18	21
Net assets at end of period (000 omitted)	$5,668	$4,458	$7,987	$3,227	$8,871
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2060 Fund − continued
	Year ended
Class R6	4/30/25	4/30/24	4/30/23	4/30/22	4/30/21
Net asset value, beginning of period	$15.55	$14.01	$14.67	$16.11	$11.33
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.42	$0.28	$0.40	$0.88	$0.21
Net realized and unrealized gain (loss)	1.00	1.75	(0.34)	(1.26)	4.85
Total from investment operations	$1.42	$2.03	$0.06	$(0.38)	$5.06
Less distributions declared to shareholders
From net investment income	$(0.43)	$(0.25)	$(0.33)	$(0.84)	$(0.19)
From net realized gain	(0.26)	(0.24)	(0.39)	(0.22)	(0.09)
Total distributions declared to shareholders	$(0.69)	$(0.49)	$(0.72)	$(1.06)	$(0.28)
Net asset value, end of period (x)	$16.28	$15.55	$14.01	$14.67	$16.11
Total return (%) (r)(s)(t)(x)	9.05	14.65	0.77	(3.15)	44.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.19	0.21	0.31	0.40	0.69
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.54	1.89	2.87	5.38	1.49
Portfolio turnover rate	18	7	14	18	21
Net assets at end of period (000 omitted)	$120,351	$103,606	$60,227	$35,897	$25,148
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2065 Fund
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Year ended
Class A	4/30/25	4/30/24	4/30/23	4/30/22(c)
Net asset value, beginning of period	$9.39	$8.39	$8.68	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.22	$0.14	$0.18	$0.21
Net realized and unrealized gain (loss)	0.60	1.05	(0.17)(g)	(1.12)
Total from investment operations	$0.82	$1.19	$0.01	$(0.91)
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.13)	$(0.18)	$(0.41)
From net realized gain	(0.12)	(0.06)	(0.12)	—
Total distributions declared to shareholders	$(0.34)	$(0.19)	$(0.30)	$(0.41)
Net asset value, end of period (x)	$9.87	$9.39	$8.39	$8.68
Total return (%) (r)(s)(t)(x)	8.67	14.19	0.42	(9.56)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.48	2.25	10.09	11.82(a)
Expenses after expense reductions (h)	0.24	0.22	0.15	0.12(a)
Net investment income (loss) (l)	2.18	1.55	2.24	3.44(a)
Portfolio turnover rate	22	25	15	4(n)
Net assets at end of period (000 omitted)	$2,103	$1,332	$539	$240
	Year ended
Class C	4/30/25	4/30/24	4/30/23	4/30/22(c)
Net asset value, beginning of period	$9.36	$8.37	$8.67	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.15	$0.06	$0.12	$0.40
Net realized and unrealized gain (loss)	0.58	1.07	(0.18)(g)	(1.35)
Total from investment operations	$0.73	$1.13	$(0.06)	$(0.95)
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.08)	$(0.12)	$(0.38)
From net realized gain	(0.12)	(0.06)	(0.12)	—
Total distributions declared to shareholders	$(0.28)	$(0.14)	$(0.24)	$(0.38)
Net asset value, end of period (x)	$9.81	$9.36	$8.37	$8.67
Total return (%) (r)(s)(t)(x)	7.77	13.47	(0.42)	(9.93)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	2.20	3.04	11.64	13.66(a)
Expenses after expense reductions (h)	0.99	0.97	0.89	0.87(a)
Net investment income (loss) (l)	1.47	0.73	1.51	6.35(a)
Portfolio turnover rate	22	25	15	4(n)
Net assets at end of period (000 omitted)	$303	$183	$89	$52
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2065 Fund − continued
	Year ended
Class I	4/30/25	4/30/24	4/30/23	4/30/22(c)
Net asset value, beginning of period	$9.43	$8.41	$8.70	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.20	$0.16	$0.23	$0.48
Net realized and unrealized gain (loss)	0.64	1.06	(0.21)(g)	(1.37)
Total from investment operations	$0.84	$1.22	$0.02	$(0.89)
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.14)	$(0.19)	$(0.41)
From net realized gain	(0.12)	(0.06)	(0.12)	—
Total distributions declared to shareholders	$(0.36)	$(0.20)	$(0.31)	$(0.41)
Net asset value, end of period (x)	$9.91	$9.43	$8.41	$8.70
Total return (%) (r)(s)(t)(x)	8.86	14.58	0.59	(9.32)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.21	2.15	10.51	12.75(a)
Expenses after expense reductions (h)	0.00	0.00	0.00	0.00(a)
Net investment income (loss) (l)	1.94	1.80	2.75	7.56(a)
Portfolio turnover rate	22	25	15	4(n)
Net assets at end of period (000 omitted)	$327	$101	$64	$46
	Year ended
Class R1	4/30/25	4/30/24	4/30/23	4/30/22(c)
Net asset value, beginning of period	$9.38	$8.38	$8.67	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.14	$0.07	$0.13	$0.42
Net realized and unrealized gain (loss)	0.60	1.05	(0.18)(g)	(1.37)
Total from investment operations	$0.74	$1.12	$(0.05)	$(0.95)
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.06)	$(0.12)	$(0.38)
From net realized gain	(0.12)	(0.06)	(0.12)	—
Total distributions declared to shareholders	$(0.26)	$(0.12)	$(0.24)	$(0.38)
Net asset value, end of period (x)	$9.86	$9.38	$8.38	$8.67
Total return (%) (r)(s)(t)(x)	7.84	13.33	(0.37)	(9.93)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	2.25	3.26	12.20	13.76(a)
Expenses after expense reductions (h)	0.98	0.97	0.89	0.87(a)
Net investment income (loss) (l)	1.42	0.76	1.59	6.58(a)
Portfolio turnover rate	22	25	15	4(n)
Net assets at end of period (000 omitted)	$65	$60	$53	$45
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2065 Fund − continued
	Year ended
Class R2	4/30/25	4/30/24	4/30/23	4/30/22(c)
Net asset value, beginning of period	$9.39	$8.39	$8.68	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.22	$0.12	$0.17	$0.44
Net realized and unrealized gain (loss)	0.56	1.05	(0.18)(g)	(1.36)
Total from investment operations	$0.78	$1.17	$(0.01)	$(0.92)
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.11)	$(0.16)	$(0.40)
From net realized gain	(0.12)	(0.06)	(0.12)	—
Total distributions declared to shareholders	$(0.32)	$(0.17)	$(0.28)	$(0.40)
Net asset value, end of period (x)	$9.85	$9.39	$8.39	$8.68
Total return (%) (r)(s)(t)(x)	8.30	13.99	0.18	(9.67)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.71	2.54	10.75	13.14(a)
Expenses after expense reductions (h)	0.49	0.47	0.40	0.37(a)
Net investment income (loss) (l)	2.21	1.34	2.09	7.00(a)
Portfolio turnover rate	22	25	15	4(n)
Net assets at end of period (000 omitted)	$1,544	$259	$102	$60
	Year ended
Class R3	4/30/25	4/30/24	4/30/23	4/30/22(c)
Net asset value, beginning of period	$9.39	$8.39	$8.69	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.24	$0.14	$0.11	$0.47
Net realized and unrealized gain (loss)	0.58	1.05	(0.11)(g)	(1.37)
Total from investment operations	$0.82	$1.19	$0.00	$(0.90)
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.13)	$(0.18)	$(0.41)
From net realized gain	(0.12)	(0.06)	(0.12)	—
Total distributions declared to shareholders	$(0.34)	$(0.19)	$(0.30)	$(0.41)
Net asset value, end of period (x)	$9.87	$9.39	$8.39	$8.69
Total return (%) (r)(s)(t)(x)	8.69	14.20	0.36	(9.50)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.45	2.32	6.43	13.01(a)
Expenses after expense reductions (h)	0.24	0.22	0.17	0.12(a)
Net investment income (loss) (l)	2.37	1.57	1.39	7.33(a)
Portfolio turnover rate	22	25	15	4(n)
Net assets at end of period (000 omitted)	$10,628	$6,380	$1,729	$45
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2065 Fund − continued
	Year ended
Class R4	4/30/25	4/30/24	4/30/23	4/30/22(c)
Net asset value, beginning of period	$9.42	$8.41	$8.70	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.23	$0.17	$0.17	$0.48
Net realized and unrealized gain (loss)	0.61	1.04	(0.15)(g)	(1.37)
Total from investment operations	$0.84	$1.21	$0.02	$(0.89)
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.14)	$(0.19)	$(0.41)
From net realized gain	(0.12)	(0.06)	(0.12)	—
Total distributions declared to shareholders	$(0.36)	$(0.20)	$(0.31)	$(0.41)
Net asset value, end of period (x)	$9.90	$9.42	$8.41	$8.70
Total return (%) (r)(s)(t)(x)	8.84	14.47	0.59	(9.32)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.21	2.17	9.06	12.76(a)
Expenses after expense reductions (h)	0.00	0.01	0.00	0.00(a)
Net investment income (loss) (l)	2.32	1.90	2.06	7.58(a)
Portfolio turnover rate	22	25	15	4(n)
Net assets at end of period (000 omitted)	$878	$439	$536	$45
	Year ended
Class R6	4/30/25	4/30/24	4/30/23	4/30/22(c)
Net asset value, beginning of period	$9.43	$8.41	$8.69	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.26	$0.17	$0.23	$0.43
Net realized and unrealized gain (loss)	0.60	1.06	(0.20)(g)	(1.32)
Total from investment operations	$0.86	$1.23	$0.03	$(0.89)
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.15)	$(0.19)	$(0.42)
From net realized gain	(0.12)	(0.06)	(0.12)	—
Total distributions declared to shareholders	$(0.37)	$(0.21)	$(0.31)	$(0.42)
Net asset value, end of period (x)	$9.92	$9.43	$8.41	$8.69
Total return (%) (r)(s)(t)(x)	9.06	14.66	0.72	(9.42)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.08	1.83	7.93	12.42(a)
Expenses after expense reductions (h)	0.00	0.01	0.00	0.00(a)
Net investment income (loss) (l)	2.55	1.87	2.78	6.79(a)
Portfolio turnover rate	22	25	15	4(n)
Net assets at end of period (000 omitted)	$16,860	$9,473	$3,358	$664

See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2065 Fund − continued
(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 1, 2021, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(1)  Business and Organization
MFS Lifetime Income Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, MFS Lifetime 2060 Fund, and MFS Lifetime 2065 Fund (the funds) are each a diversified series of MFS Series Trust XII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Each fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
The accounting policies of the underlying funds in which each fund invests are outlined in the underlying funds’ financial statements, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds' financial statements are not covered by this report.
In this reporting period, the funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect each fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. Each fund represents a single operating segment and the Chairman’s Committee of the funds' adviser acts as the segment’s CODM. Each fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within each fund’s financial statements.
Investment Valuations — Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the funds' Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments to MFS as the funds' adviser, pursuant to each fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of each fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.

Notes to Financial Statements  - continued
Under each fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under each fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine each fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that each fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which each fund determines its net asset value per share.
Various inputs are used in determining the value of each fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities,

Notes to Financial Statements  - continued
interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2025 in valuing each fund's assets and liabilities:
	Level 1	Level 2	Level 3	Total
MFS Lifetime Income Fund
Financial Instruments
Investment Companies	$551,373,855	$—	$—	$551,373,855
MFS Lifetime 2025 Fund
Financial Instruments
Investment Companies	$350,241,042	$—	$—	$350,241,042
MFS Lifetime 2030 Fund
Financial Instruments
Investment Companies	$741,922,148	$—	$—	$741,922,148
MFS Lifetime 2035 Fund
Financial Instruments
Investment Companies	$603,564,177	$—	$—	$603,564,177
MFS Lifetime 2040 Fund
Financial Instruments
Investment Companies	$765,288,659	$—	$—	$765,288,659
MFS Lifetime 2045 Fund
Financial Instruments
Investment Companies	$515,991,999	$—	$—	$515,991,999
MFS Lifetime 2050 Fund
Financial Instruments
Investment Companies	$556,762,489	$—	$—	$556,762,489
MFS Lifetime 2055 Fund
Financial Instruments
Investment Companies	$381,930,652	$—	$—	$381,930,652
MFS Lifetime 2060 Fund
Financial Instruments
Investment Companies	$217,983,722	$—	$—	$217,983,722
MFS Lifetime 2065 Fund
Financial Instruments
Investment Companies	$32,703,397	$—	$—	$32,703,397
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
Derivatives — Each fund does not invest in derivatives directly. Each fund does invest in underlying funds that may use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
Indemnifications — Under each fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.

Notes to Financial Statements  - continued
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income and realized gain from affiliated issuers by each fund is affected by the timing of the declaration of distributions by the underlying funds in which each fund invests.
Each fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed each fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes, as applicable to each fund.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
Year ended 4/30/25	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Ordinary income (including any short-term capital gains)	$22,042,114	$14,109,613	$27,900,416	$20,632,388	$24,377,381
Long-term capital gains	16,265,595	10,105,910	29,406,800	10,721,521	15,046,606
Total distributions	$38,307,709	$24,215,523	$57,307,216	$31,353,909	$39,423,987
Year ended 4/30/25	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Ordinary income (including any short-term capital gains)	$15,452,105	$15,478,076	$10,079,050	$5,353,515	$669,134
Long-term capital gains	9,540,974	10,075,925	5,911,016	2,697,038	232,760
Total distributions	$24,993,079	$25,554,001	$15,990,066	$8,050,553	$901,894
Year ended 4/30/24	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Ordinary income (including any short-term capital gains)	$24,030,553	$11,251,448	$20,820,021	$12,220,031	$13,001,594
Long-term capital gains	4,094,795	1,021,499	8,836,454	3,115,049	11,512,341
Total distributions	$28,125,348	$12,272,947	$29,656,475	$15,335,080	$24,513,935
Year ended 4/30/24	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Ordinary income (including any short-term capital gains)	$7,715,990	$7,732,965	$4,900,977	$2,525,991	$203,499
Long-term capital gains	6,840,080	8,978,994	6,013,937	2,680,971	81,500
Total distributions	$14,556,070	$16,711,959	$10,914,914	$5,206,962	$284,999

Notes to Financial Statements  - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/25	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Cost of investments	$518,129,367	$334,630,595	$656,635,082	$518,348,063	$591,061,945
Gross appreciation	46,403,085	23,141,255	104,237,541	92,648,752	180,313,851
Gross depreciation	(13,158,597)	(7,530,808)	(18,950,475)	(7,432,638)	(6,087,137)
Net unrealized appreciation (depreciation)	$33,244,488	$15,610,447	$85,287,066	$85,216,114	$174,226,714
Undistributed ordinary income	23,470	3,293,330	5,987,336	3,474,467	2,345,873
Undistributed long-term capital gain	7,438,853	5,868,583	22,007,512	20,076,956	30,046,637
Other temporary differences	(1,430,036)	—	—	—	—
Total distributable earnings (loss)	$39,276,775	$24,772,360	$113,281,914	$108,767,537	$206,619,224
As of 4/30/25	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Cost of investments	$430,612,777	$457,681,152	$331,670,258	$201,594,215	$31,788,729
Gross appreciation	88,001,348	102,310,119	53,355,859	18,533,810	1,556,139
Gross depreciation	(2,622,126)	(3,228,782)	(3,095,465)	(2,144,303)	(641,471)
Net unrealized appreciation (depreciation)	$85,379,222	$99,081,337	$50,260,394	$16,389,507	$914,668
Undistributed ordinary income	1,276,638	896,423	484,811	584,227	37,175
Undistributed long-term capital gain	21,672,715	24,770,061	15,981,095	8,761,591	1,070,159
Total distributable earnings (loss)	$108,328,575	$124,747,821	$66,726,300	$25,735,325	$2,022,002
Multiple Classes of Shares of Beneficial Interest — Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. For the MFS Lifetime Income Fund, income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. For the MFS Lifetime Income Fund, realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. For all other funds, income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	MFS Lifetime Income Fund		MFS Lifetime 2025 Fund		MFS Lifetime 2030 Fund
	Year Ended 4/30/25	Year Ended 4/30/24	Year Ended 4/30/25	Year Ended 4/30/24	Year Ended 4/30/25	Year Ended 4/30/24
Class A	$12,118,187	$8,247,132	$2,138,668	$1,164,290	$6,902,201	$3,395,832
Class B	32,532	41,320	18,319	11,667	90,661	73,979
Class C	946,423	1,099,652	142,925	62,015	494,056	229,318
Class I	2,830,062	1,930,639	208,991	89,170	628,908	227,722
Class R1	163,062	90,829	20,035	7,400	225,523	97,914
Class R2	1,336,777	990,921	795,712	341,680	2,601,077	1,318,013
Class R3	7,106,465	5,329,548	5,900,433	3,266,194	15,242,989	8,251,019
Class R4	1,114,947	937,577	1,905,992	933,157	2,888,479	1,511,165
Class R6	12,659,254	9,457,730	13,084,448	6,397,374	28,233,322	14,551,513
Total	$38,307,709	$28,125,348	$24,215,523	$12,272,947	$57,307,216	$29,656,475

Notes to Financial Statements  - continued
	MFS Lifetime 2035 Fund		MFS Lifetime 2040 Fund		MFS Lifetime 2045 Fund
	Year Ended 4/30/25	Year Ended 4/30/24	Year Ended 4/30/25	Year Ended 4/30/24	Year Ended 4/30/25	Year Ended 4/30/24
Class A	$2,321,363	$1,105,908	$3,649,040	$2,071,166	$1,664,273	$939,365
Class B	22,541	13,252	46,079	37,949	13,277	11,479
Class C	229,744	104,363	268,874	184,835	117,749	72,853
Class I	446,682	162,745	776,372	373,291	595,824	251,868
Class R1	57,518	20,810	139,529	78,441	28,532	12,770
Class R2	631,762	355,220	1,971,235	1,216,005	445,402	264,623
Class R3	8,084,873	4,253,844	10,329,285	6,649,838	7,368,504	4,617,756
Class R4	1,248,338	608,473	1,928,669	1,391,089	902,805	532,632
Class R6	18,311,088	8,710,465	20,314,904	12,511,321	13,856,713	7,852,724
Total	$31,353,909	$15,335,080	$39,423,987	$24,513,935	$24,993,079	$14,556,070
	MFS Lifetime 2050 Fund		MFS Lifetime 2055 Fund		MFS Lifetime 2060 Fund
	Year Ended 4/30/25	Year Ended 4/30/24	Year Ended 4/30/25	Year Ended 4/30/24	Year Ended 4/30/25	Year Ended 4/30/24
Class A	$1,742,096	$1,132,673	$985,837	$800,618	$659,053	$412,324
Class B	19,174	16,004	12,326	10,463	5,147	2,951
Class C	159,186	99,866	102,582	70,472	48,190	30,085
Class I	373,691	170,303	178,956	99,505	26,603	16,185
Class R1	34,206	19,093	68,973	36,957	3,781	2,592
Class R2	700,685	492,007	408,475	274,109	138,005	75,636
Class R3	6,758,067	4,737,555	4,348,269	3,169,752	2,376,888	1,669,512
Class R4	1,483,697	1,450,254	492,607	406,752	197,292	199,256
Class R6	14,283,199	8,594,204	9,392,041	6,046,286	4,595,594	2,798,421
Total	$25,554,001	$16,711,959	$15,990,066	$10,914,914	$8,050,553	$5,206,962
	MFS Lifetime 2065 Fund
	Year Ended 4/30/25	Year Ended 4/30/24
Class A	$58,615	$18,583
Class C	7,274	1,798
Class I	4,499	1,874
Class R1	1,666	717
Class R2	13,113	3,392
Class R3	337,999	109,122
Class R4	19,909	16,855
Class R6	458,819	132,658
Total	$901,894	$284,999
(3)  Transactions with Affiliates
Investment Adviser — Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the funds. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

Notes to Financial Statements  - continued
For classes other than Class R6 shares, the investment adviser has agreed in writing to pay all of each fund’s operating expenses, excluding distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses including fees and expenses associated with investments in investment companies and other similar investment vehicles (“Other Expenses”). For the year ended April 30, 2025, this reduction amounted to the following for each fund and is included in the reduction of total expenses in the Statements of Operations:
MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
$959,800	$601,646	$1,000,410	$789,127	$1,014,335
MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
$761,123	$820,324	$662,256	$532,068	$283,361
For Class R6 shares, the investment adviser has agreed to bear each fund's expenses, or make payment to such fund, such that the “Other Expenses” of the class do not exceed (0.12)% annually of average daily net assets for the MFS Lifetime Income Fund and (0.14)% annually of average daily net assets for all other funds. These written agreements will continue until modified by the funds’ Board of Trustees, but such agreements will continue at least until August 31, 2025. Payments made to certain classes of the funds to further reduce “Other Expenses” below 0.00% annually of average daily net assets are included in “Payments from investment adviser for other expenses agreement” in the Statements of Operations.
In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Accordingly, the expense ratio for each fund reflects only those fees and expenses borne directly by each fund.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the year ended April 30, 2025, as its portion of the initial sales charge on sales of Class A shares of each fund:
MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
$2,186	$4,184	$13,181	$17,940	$19,437
MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
$12,373	$16,890	$12,355	$17,888	$5,093
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
Each fund's distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Class A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	—	0.25%	0.25%	0.25%	$474,976
MFS Lifetime 2025 Fund	—	0.25%	0.25%	0.25%	86,483
MFS Lifetime 2030 Fund	—	0.25%	0.25%	0.25%	234,262
MFS Lifetime 2035 Fund	—	0.25%	0.25%	0.25%	113,847
MFS Lifetime 2040 Fund	—	0.25%	0.25%	0.25%	183,405
MFS Lifetime 2045 Fund	—	0.25%	0.25%	0.25%	90,372
MFS Lifetime 2050 Fund	—	0.25%	0.25%	0.25%	101,554
MFS Lifetime 2055 Fund	—	0.25%	0.25%	0.25%	66,299
MFS Lifetime 2060 Fund	—	0.25%	0.25%	0.25%	44,002
MFS Lifetime 2065 Fund	—	0.25%	0.25%	0.25%	4,324

Notes to Financial Statements  - continued
	Class B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$6,360
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	1.00%	4,009
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	17,496
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	6,008
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	12,239
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	1.00%	3,833
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	6,005
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	3,775
MFS Lifetime 2060 Fund	0.75%	0.25%	1.00%	0.25%	383
	Class C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$182,728
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	1.00%	25,449
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	74,785
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	55,339
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	63,817
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	1.00%	30,722
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	43,897
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	30,102
MFS Lifetime 2060 Fund	0.75%	0.25%	1.00%	1.00%	15,904
MFS Lifetime 2065 Fund	0.75%	0.25%	1.00%	1.00%	2,451
	Class R1
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$28,881
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	1.00%	3,521
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	32,707
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	13,282
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	31,957
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	1.00%	7,141
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	8,985
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	19,329
MFS Lifetime 2060 Fund	0.75%	0.25%	1.00%	0.25%	255
MFS Lifetime 2065 Fund	0.75%	0.25%	1.00%	1.00%	649
	Class R2
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.25%	0.25%	0.50%	0.50%	$111,347
MFS Lifetime 2025 Fund	0.25%	0.25%	0.50%	0.50%	62,600
MFS Lifetime 2030 Fund	0.25%	0.25%	0.50%	0.50%	181,262
MFS Lifetime 2035 Fund	0.25%	0.25%	0.50%	0.50%	70,206
MFS Lifetime 2040 Fund	0.25%	0.25%	0.50%	0.50%	207,246
MFS Lifetime 2045 Fund	0.25%	0.25%	0.50%	0.50%	50,780
MFS Lifetime 2050 Fund	0.25%	0.25%	0.50%	0.50%	83,766
MFS Lifetime 2055 Fund	0.25%	0.25%	0.50%	0.50%	51,360
MFS Lifetime 2060 Fund	0.25%	0.25%	0.50%	0.50%	19,251
MFS Lifetime 2065 Fund	0.25%	0.25%	0.50%	0.50%	1,776

Notes to Financial Statements  - continued
	Class R3
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	—	0.25%	0.25%	0.25%	$280,515
MFS Lifetime 2025 Fund	—	0.25%	0.25%	0.25%	240,255
MFS Lifetime 2030 Fund	—	0.25%	0.25%	0.25%	526,793
MFS Lifetime 2035 Fund	—	0.25%	0.25%	0.25%	420,189
MFS Lifetime 2040 Fund	—	0.25%	0.25%	0.25%	528,628
MFS Lifetime 2045 Fund	—	0.25%	0.25%	0.25%	405,141
MFS Lifetime 2050 Fund	—	0.25%	0.25%	0.25%	390,918
MFS Lifetime 2055 Fund	—	0.25%	0.25%	0.25%	269,804
MFS Lifetime 2060 Fund	—	0.25%	0.25%	0.25%	165,009
MFS Lifetime 2065 Fund	—	0.25%	0.25%	0.25%	22,714
	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Total Distribution and Service Fees	$1,084,807	$422,317	$1,067,305	$678,871	$1,027,292
	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Total Distribution and Service Fees	$587,989	$635,125	$440,669	$244,804	$31,914
(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended April 30, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the year ended April 30, 2025, these rebates amounted to the following and are included in the reduction of total expenses in the Statements of Operations:
	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Class A	$7	$1	$83	$20	$150
Class C	1	1	3	1	—
Class R2	113	—	291	—	141
Class R3	—	—	—	—	1
	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Class A	$—	$32	$4	$4	$8
Class C	—	—	2	11	—
Class R2	—	25	—	13	—
For the MFS Lifetime 2060 Fund, for the year ended April 30, 2025, the 0.75% distribution fee was not imposed for Class B and Class R1 shares due to the sales charge limitations contained in Financial Industry Regulatory Authority (“FINRA”) Rule 2341.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended April 30, 2025, were as follows:
CDSC Imposed	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Class A	$3,138	$189	$765	$544	$653
Class B	348	111	245	115	—
Class C	1,919	671	664	1,953	1,255

Notes to Financial Statements  - continued
CDSC Imposed	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Class A	$1,010	$506	$454	$217	$49
Class B	13	—	24	—	N/A
Class C	1,031	1,019	936	427	85
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the funds’ Board of Trustees. For the year ended April 30, 2025, each fund paid the following fee, which equated to the following annual percentage of each fund’s average daily net assets:
	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Expenses paid	$66,657	$21,799	$54,982	$34,511	$57,156
Annual percentage of average daily net assets	0.0112%	0.0058%	0.0071%	0.0057%	0.0073%
	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Expenses paid	$34,942	$46,450	$44,529	$33,089	$12,771
Annual percentage of average daily net assets	0.0066%	0.0082%	0.0118%	0.0159%	0.0517%
MFSC also receives reimbursement from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended April 30, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:
MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
$519,663	$271,874	$578,318	$420,322	$598,175
MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
$395,791	$430,218	$283,154	$177,413	$23,252
Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund reimburses MFS the costs incurred to provide these services. Each fund pays an annual fixed amount of $17,500. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended April 30, 2025 was equivalent to the following annual effective rates of each fund's average daily net assets:
	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Percentage of average daily net assets	0.0029%	0.0047%	0.0023%	0.0029%	0.0022%
	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Percentage of average daily net assets	0.0033%	0.0031%	0.0047%	0.0084%	0.0708%
Trustees’ and Officers’ Compensation — Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The funds do not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to each fund. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.
Other — Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Fund	Date	Transaction	Class	Shares	Amount
MFS Lifetime Income Fund	8/19/2024	Redemption	Class A	11	$134
MFS Lifetime Income Fund	8/19/2024	Redemption	Class C	6	76
MFS Lifetime Income Fund	8/19/2024	Redemption	Class I	7	83

Notes to Financial Statements  - continued
Fund	Date	Transaction	Class	Shares	Amount
MFS Lifetime Income Fund	8/19/2024	Redemption	Class R1	6	77
MFS Lifetime Income Fund	8/19/2024	Redemption	Class R2	6	80
MFS Lifetime Income Fund	8/19/2024	Redemption	Class R3	7	83
MFS Lifetime Income Fund	8/19/2024	Redemption	Class R4	7	83
MFS Lifetime 2025 Fund	8/19/2024	Redemption	Class A	3	42
MFS Lifetime 2025 Fund	8/19/2024	Redemption	Class C	3	40
MFS Lifetime 2025 Fund	8/19/2024	Redemption	Class I	4	50
MFS Lifetime 2025 Fund	8/19/2024	Redemption	Class R2	3	46
MFS Lifetime 2025 Fund	8/19/2024	Redemption	Class R3	3	40
MFS Lifetime 2025 Fund	8/19/2024	Redemption	Class R4	3	43
MFS Lifetime 2030 Fund	8/19/2024	Redemption	Class A	4	65
MFS Lifetime 2030 Fund	8/19/2024	Redemption	Class C	4	62
MFS Lifetime 2030 Fund	8/19/2024	Redemption	Class I	4	67
MFS Lifetime 2030 Fund	8/19/2024	Redemption	Class R1	4	62
MFS Lifetime 2030 Fund	8/19/2024	Redemption	Class R2	4	62
MFS Lifetime 2030 Fund	8/19/2024	Redemption	Class R3	4	65
MFS Lifetime 2030 Fund	8/19/2024	Redemption	Class R4	4	67
MFS Lifetime 2035 Fund	8/19/2024	Redemption	Class A	4	65
MFS Lifetime 2035 Fund	8/19/2024	Redemption	Class C	4	63
MFS Lifetime 2035 Fund	8/19/2024	Redemption	Class I	3	59
MFS Lifetime 2035 Fund	8/19/2024	Redemption	Class R1	2	45
MFS Lifetime 2035 Fund	8/19/2024	Redemption	Class R2	4	67
MFS Lifetime 2035 Fund	8/19/2024	Redemption	Class R3	4	78
MFS Lifetime 2035 Fund	8/19/2024	Redemption	Class R4	3	59
MFS Lifetime 2040 Fund	8/19/2024	Redemption	Class A	8	152
MFS Lifetime 2040 Fund	8/19/2024	Redemption	Class B	7	143
MFS Lifetime 2040 Fund	8/19/2024	Redemption	Class C	4	74
MFS Lifetime 2040 Fund	8/19/2024	Redemption	Class I	4	80
MFS Lifetime 2040 Fund	8/19/2024	Redemption	Class R1	4	74
MFS Lifetime 2040 Fund	8/19/2024	Redemption	Class R2	4	73
MFS Lifetime 2040 Fund	8/19/2024	Redemption	Class R3	4	76
MFS Lifetime 2040 Fund	8/19/2024	Redemption	Class R4	4	80
MFS Lifetime 2045 Fund	8/19/2024	Redemption	Class A	3	57
MFS Lifetime 2045 Fund	8/19/2024	Redemption	Class C	3	52
MFS Lifetime 2045 Fund	8/19/2024	Redemption	Class I	4	72
MFS Lifetime 2045 Fund	8/19/2024	Redemption	Class R2	4	77
MFS Lifetime 2045 Fund	8/19/2024	Redemption	Class R3	4	75
MFS Lifetime 2045 Fund	8/19/2024	Redemption	Class R4	4	75
MFS Lifetime 2050 Fund	8/19/2024	Redemption	Class A	4	85
MFS Lifetime 2050 Fund	8/19/2024	Redemption	Class C	4	80
MFS Lifetime 2050 Fund	8/19/2024	Redemption	Class I	3	77
MFS Lifetime 2050 Fund	8/19/2024	Redemption	Class R2	4	99
MFS Lifetime 2050 Fund	8/19/2024	Redemption	Class R3	4	91
MFS Lifetime 2050 Fund	8/19/2024	Redemption	Class R4	4	87
MFS Lifetime 2055 Fund	6/23/2023	Redemption	Class I	4,480	78,445
MFS Lifetime 2055 Fund	8/19/2024	Redemption	Class A	3	56
MFS Lifetime 2055 Fund	8/19/2024	Redemption	Class C	3	52
MFS Lifetime 2055 Fund	8/19/2024	Redemption	Class I	2	36
MFS Lifetime 2055 Fund	8/19/2024	Redemption	Class R1	4,226	85,832
MFS Lifetime 2055 Fund	8/19/2024	Redemption	Class R2	3	55
MFS Lifetime 2055 Fund	8/19/2024	Redemption	Class R3	3	64
MFS Lifetime 2055 Fund	8/19/2024	Redemption	Class R4	3	64
MFS Lifetime 2060 Fund	8/19/2024	Redemption	Class A	2	38

Notes to Financial Statements  - continued
Fund	Date	Transaction	Class	Shares	Amount
MFS Lifetime 2060 Fund	8/19/2024	Redemption	Class C	6,114	100,020
MFS Lifetime 2060 Fund	8/19/2024	Redemption	Class R2	2	38
MFS Lifetime 2060 Fund	8/19/2024	Redemption	Class R3	2	41
MFS Lifetime 2060 Fund	8/19/2024	Redemption	Class R4	2	39
MFS Lifetime 2065 Fund	6/23/2023	Redemption	Class R3	5,411	45,831
MFS Lifetime 2065 Fund	6/23/2023	Redemption	Class R6	54,236	461,006
MFS Lifetime 2065 Fund	8/19/2024	Redemption	Class A	5,522	55,884
MFS Lifetime 2065 Fund	8/19/2024	Redemption	Class R3	2	20
At April 30, 2025, MFS held approximately 69% of the outstanding shares of Class B and 100% of the outstanding shares of Class R1 of the MFS Lifetime 2060 Fund. Also, MFS held 100% of the outstanding shares of Class R1 of the MFS Lifetime 2065 Fund.
(4)  Portfolio Securities
For the year ended April 30, 2025, purchases and sales of shares of underlying funds, excluding the MFS Institutional Money Market Portfolio, aggregated to the following:
	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Purchases	$29,170,727	$32,193,284	$68,435,304	$83,432,657	$99,675,867
Sales	$140,349,883	$95,454,119	$170,600,141	$119,581,833	$164,254,174
	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Purchases	$72,560,952	$70,579,726	$54,911,653	$44,993,514	$17,853,500
Sales	$106,556,898	$107,290,401	$60,950,269	$36,484,790	$5,288,215
(5)  Shares of Beneficial Interest
Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	MFS Lifetime Income Fund				MFS Lifetime 2025 Fund
	Year ended 4/30/25		Year ended 4/30/24		Year ended 4/30/25		Year ended 4/30/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	1,631,355	$ 20,220,024	2,493,897	$ 29,695,958	282,644	$ 3,760,079	1,547,894	$ 19,697,054
Class B	387	4,818	774	9,197	—	—	606	7,664
Class C	101,231	1,257,065	104,903	1,259,063	30,046	400,244	34,841	440,045
Class I	555,756	6,873,912	749,432	8,952,644	23,844	329,560	24,813	315,979
Class R1	28,354	351,608	49,333	593,056	3,221	43,249	4,124	53,064
Class R2	234,242	2,892,306	300,855	3,596,047	156,234	2,089,030	160,657	2,049,877
Class R3	1,361,071	16,846,235	2,194,012	26,144,260	974,089	13,043,681	2,087,112	26,513,263
Class R4	189,638	2,330,777	524,726	6,256,801	562,389	7,776,652	1,218,675	15,775,209
Class R6	2,493,516	30,822,329	4,553,678	54,528,806	2,914,503	39,190,621	5,797,647	74,834,673
	6,595,550	$81,599,074	10,971,610	$131,035,832	4,946,970	$66,633,116	10,876,369	$139,686,828

Notes to Financial Statements  - continued
	MFS Lifetime Income Fund − continued				MFS Lifetime 2025 Fund − continued
	Year ended 4/30/25		Year ended 4/30/24		Year ended 4/30/25		Year ended 4/30/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	927,514	$ 11,371,904	641,527	$ 7,710,690	105,570	$ 1,367,136	54,792	$ 711,744
Class B	2,645	32,431	3,365	40,426	1,408	18,319	897	11,667
Class C	76,573	937,906	90,562	1,088,254	11,148	142,809	4,824	61,983
Class I	203,081	2,491,830	139,991	1,682,409	16,089	208,991	6,838	89,170
Class R1	13,297	163,062	7,522	90,684	1,537	20,035	565	7,399
Class R2	106,265	1,302,741	80,702	970,183	61,399	793,892	26,275	341,056
Class R3	579,430	7,106,040	443,325	5,328,822	456,337	5,900,433	251,633	3,266,194
Class R4	90,843	1,113,884	77,775	934,168	144,285	1,881,482	70,473	921,790
Class R6	964,304	11,869,243	732,775	8,834,452	933,377	12,152,574	449,691	5,872,964
	2,963,952	$36,389,041	2,217,544	$26,680,088	1,731,150	$22,485,671	865,988	$11,283,967
Shares reacquired
Class A	(2,808,846)	$ (34,742,878)	(3,623,282)	$ (43,259,427)	(854,310)	$ (11,457,574)	(693,851)	$ (8,926,268)
Class B	(37,311)	(461,165)	(72,240)	(864,833)	(21,484)	(289,084)	(25,476)	(323,566)
Class C	(945,568)	(11,752,059)	(1,552,584)	(18,522,327)	(91,822)	(1,210,957)	(102,770)	(1,286,766)
Class I	(688,048)	(8,508,459)	(1,069,236)	(12,747,673)	(24,554)	(325,471)	(27,868)	(358,118)
Class R1	(53,822)	(658,237)	(65,730)	(779,285)	(4,714)	(62,609)	(6,450)	(81,552)
Class R2	(468,540)	(5,820,094)	(777,799)	(9,287,010)	(284,534)	(3,755,822)	(346,049)	(4,363,521)
Class R3	(4,847,957)	(59,335,668)	(2,607,867)	(31,037,258)	(3,375,976)	(45,193,986)	(2,047,448)	(26,228,062)
Class R4	(437,002)	(5,399,369)	(1,306,540)	(15,649,359)	(705,000)	(9,792,289)	(1,893,347)	(24,433,399)
Class R6	(5,574,889)	(69,180,113)	(3,703,919)	(44,368,226)	(4,394,515)	(59,321,229)	(3,772,148)	(48,510,853)
	(15,861,983)	$(195,858,042)	(14,779,197)	$(176,515,398)	(9,756,909)	$(131,409,021)	(8,915,407)	$(114,512,105)
Net change
Class A	(249,977)	$ (3,150,950)	(487,858)	$ (5,852,779)	(466,096)	$ (6,330,359)	908,835	$ 11,482,530
Class B	(34,279)	(423,916)	(68,101)	(815,210)	(20,076)	(270,765)	(23,973)	(304,235)
Class C	(767,764)	(9,557,088)	(1,357,119)	(16,175,010)	(50,628)	(667,904)	(63,105)	(784,738)
Class I	70,789	857,283	(179,813)	(2,112,620)	15,379	213,080	3,783	47,031
Class R1	(12,171)	(143,567)	(8,875)	(95,545)	44	675	(1,761)	(21,089)
Class R2	(128,033)	(1,625,047)	(396,242)	(4,720,780)	(66,901)	(872,900)	(159,117)	(1,972,588)
Class R3	(2,907,456)	(35,383,393)	29,470	435,824	(1,945,550)	(26,249,872)	291,297	3,551,395
Class R4	(156,521)	(1,954,708)	(704,039)	(8,458,390)	1,674	(134,155)	(604,199)	(7,736,400)
Class R6	(2,117,069)	(26,488,541)	1,582,534	18,995,032	(546,635)	(7,978,034)	2,475,190	32,196,784
	(6,302,481)	$(77,869,927)	(1,590,043)	$(18,799,478)	(3,078,789)	$(42,290,234)	2,826,950	$36,458,690
	MFS Lifetime 2030 Fund				MFS Lifetime 2035 Fund
	Year ended 4/30/25		Year ended 4/30/24		Year ended 4/30/25		Year ended 4/30/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	535,238	$ 8,693,938	1,253,897	$ 19,198,135	566,727	$ 10,140,181	845,920	$ 13,745,472
Class B	772	12,707	4,401	65,705	—	—	621	10,126
Class C	65,686	1,040,010	67,862	1,021,750	48,819	856,057	99,531	1,553,631
Class I	208,832	3,535,156	116,231	1,772,462	80,595	1,423,577	447,164	7,342,700
Class R1	23,275	374,793	41,152	625,645	9,038	159,943	16,183	267,546
Class R2	362,021	5,794,936	336,138	5,115,221	141,165	2,534,362	203,532	3,322,750
Class R3	2,160,068	34,896,520	3,166,069	48,354,143	1,456,885	26,156,650	2,836,797	46,043,906
Class R4	741,843	12,080,226	950,994	14,921,978	407,851	7,361,557	688,297	11,428,190
Class R6	4,400,746	72,129,712	8,039,922	124,992,412	3,946,886	71,184,191	6,853,768	112,680,361
	8,498,481	$138,557,998	13,976,666	$216,067,451	6,657,966	$119,816,518	11,991,813	$196,394,682

Notes to Financial Statements  - continued
	MFS Lifetime 2030 Fund − continued				MFS Lifetime 2035 Fund − continued
	Year ended 4/30/25		Year ended 4/30/24		Year ended 4/30/25		Year ended 4/30/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	382,191	$ 5,981,292	185,877	$ 2,897,817	110,452	$ 1,937,322	54,727	$ 910,656
Class B	5,804	90,661	4,767	73,847	1,281	22,541	796	13,252
Class C	31,955	490,821	14,551	222,920	13,207	228,080	6,322	103,689
Class I	39,106	615,916	14,106	221,330	25,168	442,697	9,630	160,724
Class R1	14,484	225,523	6,309	97,914	3,287	57,518	1,252	20,810
Class R2	165,342	2,567,767	84,364	1,305,107	35,833	630,299	21,251	354,472
Class R3	977,115	15,242,989	530,954	8,251,019	459,890	8,084,873	255,027	4,253,844
Class R4	178,409	2,822,437	94,053	1,481,340	70,369	1,248,338	36,176	608,473
Class R6	1,599,300	25,236,954	839,137	13,182,837	901,447	15,946,596	451,208	7,571,270
	3,393,706	$53,274,360	1,774,118	$27,734,131	1,620,934	$28,598,264	836,389	$13,997,190
Shares reacquired
Class A	(894,939)	$ (14,552,965)	(818,593)	$ (12,615,111)	(470,035)	$ (8,343,215)	(462,799)	$ (7,592,441)
Class B	(76,735)	(1,250,105)	(74,274)	(1,138,964)	(23,382)	(415,660)	(28,720)	(465,336)
Class C	(115,739)	(1,852,151)	(145,312)	(2,188,657)	(67,116)	(1,195,047)	(65,728)	(1,050,066)
Class I	(81,674)	(1,338,238)	(185,288)	(2,833,335)	(101,728)	(1,801,183)	(93,132)	(1,527,837)
Class R1	(35,087)	(558,779)	(75,142)	(1,148,929)	(7,183)	(127,365)	(8,602)	(139,711)
Class R2	(576,346)	(9,255,134)	(1,253,869)	(19,054,583)	(250,803)	(4,519,735)	(334,057)	(5,479,141)
Class R3	(4,764,076)	(76,985,009)	(2,848,091)	(43,809,633)	(3,498,924)	(62,603,782)	(1,596,952)	(25,788,988)
Class R4	(680,746)	(11,152,012)	(2,559,145)	(40,055,368)	(655,996)	(11,939,547)	(1,999,670)	(32,730,415)
Class R6	(7,613,535)	(125,531,372)	(3,740,405)	(58,248,436)	(3,682,948)	(66,567,020)	(3,026,268)	(49,953,904)
	(14,838,877)	$(242,475,765)	(11,700,119)	$(181,093,016)	(8,758,115)	$(157,512,554)	(7,615,928)	$(124,727,839)
Net change
Class A	22,490	$ 122,265	621,181	$ 9,480,841	207,144	$ 3,734,288	437,848	$ 7,063,687
Class B	(70,159)	(1,146,737)	(65,106)	(999,412)	(22,101)	(393,119)	(27,303)	(441,958)
Class C	(18,098)	(321,320)	(62,899)	(943,987)	(5,090)	(110,910)	40,125	607,254
Class I	166,264	2,812,834	(54,951)	(839,543)	4,035	65,091	363,662	5,975,587
Class R1	2,672	41,537	(27,681)	(425,370)	5,142	90,096	8,833	148,645
Class R2	(48,983)	(892,431)	(833,367)	(12,634,255)	(73,805)	(1,355,074)	(109,274)	(1,801,919)
Class R3	(1,626,893)	(26,845,500)	848,932	12,795,529	(1,582,149)	(28,362,259)	1,494,872	24,508,762
Class R4	239,506	3,750,651	(1,514,098)	(23,652,050)	(177,776)	(3,329,652)	(1,275,197)	(20,693,752)
Class R6	(1,613,489)	(28,164,706)	5,138,654	79,926,813	1,165,385	20,563,767	4,278,708	70,297,727
	(2,946,690)	$(50,643,407)	4,050,665	$62,708,566	(479,215)	$(9,097,772)	5,212,274	$85,664,033
	MFS Lifetime 2040 Fund				MFS Lifetime 2045 Fund
	Year ended 4/30/25		Year ended 4/30/24		Year ended 4/30/25		Year ended 4/30/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	643,004	$ 12,745,582	946,864	$ 16,834,351	338,469	$ 6,680,677	666,031	$ 11,641,031
Class B	403	8,096	48	875	—	—	—	—
Class C	55,909	1,079,909	62,709	1,082,701	39,696	764,685	41,313	715,050
Class I	115,772	2,289,487	420,595	7,615,489	82,223	1,609,736	538,307	9,500,323
Class R1	20,909	408,897	28,918	506,325	7,237	141,210	8,044	141,409
Class R2	300,777	5,885,532	399,453	6,993,541	122,540	2,423,371	183,933	3,200,852
Class R3	1,880,308	37,059,314	2,545,885	44,943,987	1,344,298	26,371,095	2,059,762	35,693,902
Class R4	358,514	7,171,489	695,059	12,658,694	252,943	5,013,049	501,962	9,036,933
Class R6	3,997,673	80,013,901	6,079,912	109,493,942	3,061,210	60,357,722	4,291,496	76,058,561
	7,373,269	$146,662,207	11,179,443	$200,129,905	5,248,616	$103,361,545	8,290,848	$145,988,061

Notes to Financial Statements  - continued
	MFS Lifetime 2040 Fund − continued				MFS Lifetime 2045 Fund − continued
	Year ended 4/30/25		Year ended 4/30/24		Year ended 4/30/25		Year ended 4/30/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	158,712	$ 3,091,704	97,076	$ 1,759,015	74,951	$ 1,456,306	45,382	$ 812,791
Class B	2,359	46,079	2,093	37,949	682	13,277	642	11,479
Class C	13,801	263,324	10,303	182,978	6,120	117,323	4,107	72,616
Class I	36,761	721,996	18,663	340,787	30,477	595,824	13,985	251,868
Class R1	7,222	139,529	4,360	78,441	1,472	28,532	714	12,770
Class R2	99,141	1,920,365	65,915	1,188,447	22,958	445,402	14,791	264,607
Class R3	530,248	10,329,226	367,191	6,649,838	379,429	7,368,504	257,975	4,617,751
Class R4	97,491	1,927,404	75,691	1,390,437	46,004	901,681	29,479	532,104
Class R6	899,432	17,745,784	595,124	10,914,574	626,130	12,240,845	385,111	6,935,853
	1,845,167	$36,185,411	1,236,416	$22,542,466	1,188,223	$23,167,694	752,186	$13,511,839
Shares reacquired
Class A	(574,276)	$ (11,339,234)	(464,821)	$ (8,373,801)	(365,463)	$ (7,148,654)	(277,650)	$ (4,949,692)
Class B	(27,346)	(536,526)	(44,382)	(792,009)	(10,501)	(204,609)	(17,663)	(310,588)
Class C	(96,461)	(1,862,718)	(137,989)	(2,426,973)	(59,601)	(1,149,856)	(29,605)	(521,739)
Class I	(127,039)	(2,541,683)	(184,739)	(3,240,198)	(107,146)	(2,131,830)	(108,758)	(1,926,746)
Class R1	(26,811)	(523,739)	(52,026)	(918,562)	(2,714)	(50,370)	(5,495)	(93,704)
Class R2	(576,114)	(11,277,361)	(686,221)	(11,947,615)	(153,947)	(3,017,412)	(293,980)	(5,087,073)
Class R3	(3,946,410)	(77,650,739)	(1,720,379)	(30,487,687)	(3,100,449)	(60,594,172)	(1,093,003)	(19,181,629)
Class R4	(577,494)	(11,651,024)	(1,555,706)	(28,437,986)	(332,440)	(6,553,633)	(839,579)	(15,033,360)
Class R6	(4,716,049)	(94,714,536)	(2,556,551)	(46,274,734)	(2,872,638)	(57,351,361)	(2,357,427)	(41,760,702)
	(10,668,000)	$(212,097,560)	(7,402,814)	$(132,899,565)	(7,004,899)	$(138,201,897)	(5,023,160)	$(88,865,233)
Net change
Class A	227,440	$ 4,498,052	579,119	$ 10,219,565	47,957	$ 988,329	433,763	$ 7,504,130
Class B	(24,584)	(482,351)	(42,241)	(753,185)	(9,819)	(191,332)	(17,021)	(299,109)
Class C	(26,751)	(519,485)	(64,977)	(1,161,294)	(13,785)	(267,848)	15,815	265,927
Class I	25,494	469,800	254,519	4,716,078	5,554	73,730	443,534	7,825,445
Class R1	1,320	24,687	(18,748)	(333,796)	5,995	119,372	3,263	60,475
Class R2	(176,196)	(3,471,464)	(220,853)	(3,765,627)	(8,449)	(148,639)	(95,256)	(1,621,614)
Class R3	(1,535,854)	(30,262,199)	1,192,697	21,106,138	(1,376,722)	(26,854,573)	1,224,734	21,130,024
Class R4	(121,489)	(2,552,131)	(784,956)	(14,388,855)	(33,493)	(638,903)	(308,138)	(5,464,323)
Class R6	181,056	3,045,149	4,118,485	74,133,782	814,702	15,247,206	2,319,180	41,233,712
	(1,449,564)	$(29,249,942)	5,013,045	$89,772,806	(568,060)	$(11,672,658)	4,019,874	$70,634,667
	MFS Lifetime 2050 Fund				MFS Lifetime 2055 Fund
	Year ended 4/30/25		Year ended 4/30/24		Year ended 4/30/25		Year ended 4/30/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	250,343	$ 5,899,239	498,499	$ 10,464,915	261,600	$ 5,335,824	452,686	$ 8,220,810
Class B	—	—	—	—	—	—	—	1
Class C	46,164	1,063,987	42,474	877,810	25,784	516,792	32,081	572,690
Class I	73,767	1,746,238	305,222	6,540,076	27,663	559,467	141,997	2,578,594
Class R1	6,627	153,296	8,245	170,195	33,417	673,612	31,344	563,497
Class R2	155,151	3,609,203	221,963	4,604,732	177,510	3,597,276	184,668	3,350,254
Class R3	1,391,520	32,616,266	1,806,883	37,591,194	1,297,525	26,448,100	1,703,476	30,808,082
Class R4	256,018	6,057,367	671,222	14,262,529	168,939	3,488,758	308,798	5,687,609
Class R6	2,692,574	63,825,076	4,412,784	94,359,399	2,558,127	52,534,427	3,582,057	66,134,754
	4,872,164	$114,970,672	7,967,292	$168,870,850	4,550,565	$93,154,256	6,437,107	$117,916,291

Notes to Financial Statements  - continued
	MFS Lifetime 2050 Fund − continued				MFS Lifetime 2055 Fund − continued
	Year ended 4/30/25		Year ended 4/30/24		Year ended 4/30/25		Year ended 4/30/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	67,032	$ 1,571,222	46,147	$ 991,233	42,633	$ 862,456	30,445	$ 562,927
Class B	824	19,174	752	16,004	608	12,326	565	10,463
Class C	6,739	154,316	4,575	96,111	5,045	100,749	3,779	69,038
Class I	15,792	370,165	7,892	169,529	8,823	178,574	5,373	99,394
Class R1	1,487	34,206	904	19,093	3,450	68,973	2,018	36,957
Class R2	30,208	700,524	23,136	491,870	19,420	393,060	14,437	267,237
Class R3	291,045	6,758,067	222,629	4,737,550	214,942	4,348,269	171,338	3,169,752
Class R4	63,244	1,483,697	67,512	1,450,164	24,077	492,125	21,764	406,558
Class R6	564,581	13,216,852	371,385	7,966,216	423,422	8,642,040	298,627	5,569,392
	1,040,952	$24,308,223	744,932	$15,937,770	742,420	$15,098,572	548,346	$10,191,718
Shares reacquired
Class A	(292,857)	$ (6,942,116)	(220,339)	$ (4,700,869)	(442,898)	$ (9,161,299)	(234,153)	$ (4,332,340)
Class B	(10,341)	(242,582)	(20,999)	(430,749)	(6,078)	(120,850)	(9,602)	(178,417)
Class C	(64,855)	(1,491,207)	(32,511)	(674,738)	(39,352)	(786,875)	(34,307)	(613,349)
Class I	(105,138)	(2,466,867)	(81,865)	(1,790,936)	(35,727)	(726,076)	(23,738)	(438,807)
Class R1	(5,558)	(126,658)	(5,716)	(116,743)	(13,305)	(270,634)	(6,670)	(116,776)
Class R2	(188,622)	(4,394,532)	(443,539)	(9,215,515)	(139,133)	(2,812,274)	(220,907)	(3,960,217)
Class R3	(2,403,645)	(55,955,416)	(958,581)	(20,001,069)	(1,831,187)	(37,128,745)	(690,976)	(12,557,894)
Class R4	(552,469)	(13,439,891)	(1,258,510)	(27,811,457)	(193,684)	(4,081,311)	(771,917)	(14,310,867)
Class R6	(2,874,899)	(68,233,231)	(1,607,005)	(33,859,285)	(2,159,615)	(44,612,901)	(1,484,948)	(27,248,120)
	(6,498,384)	$(153,292,500)	(4,629,065)	$(98,601,361)	(4,860,979)	$(99,700,965)	(3,477,218)	$(63,756,787)
Net change
Class A	24,518	$ 528,345	324,307	$ 6,755,279	(138,665)	$ (2,963,019)	248,978	$ 4,451,397
Class B	(9,517)	(223,408)	(20,247)	(414,745)	(5,470)	(108,524)	(9,037)	(167,953)
Class C	(11,952)	(272,904)	14,538	299,183	(8,523)	(169,334)	1,553	28,379
Class I	(15,579)	(350,464)	231,249	4,918,669	759	11,965	123,632	2,239,181
Class R1	2,556	60,844	3,433	72,545	23,562	471,951	26,692	483,678
Class R2	(3,263)	(84,805)	(198,440)	(4,118,913)	57,797	1,178,062	(21,802)	(342,726)
Class R3	(721,080)	(16,581,083)	1,070,931	22,327,675	(318,720)	(6,332,376)	1,183,838	21,419,940
Class R4	(233,207)	(5,898,827)	(519,776)	(12,098,764)	(668)	(100,428)	(441,355)	(8,216,700)
Class R6	382,256	8,808,697	3,177,164	68,466,330	821,934	16,563,566	2,395,736	44,456,026
	(585,268)	$(14,013,605)	4,083,159	$86,207,259	432,006	$8,551,863	3,508,235	$64,351,222
	MFS Lifetime 2060 Fund				MFS Lifetime 2065 Fund
	Year ended 4/30/25		Year ended 4/30/24		Year ended 4/30/25		Year ended 4/30/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	255,431	$ 4,174,027	330,365	$ 4,802,584	131,513	$ 1,336,020	84,330	$ 755,593
Class C	24,092	390,147	25,886	373,801	12,423	124,667	10,709	95,053
Class I	24,517	413,613	9,681	140,686	24,542	251,756	2,831	25,327
Class R2	102,284	1,675,585	115,076	1,671,886	142,227	1,377,243	15,251	135,941
Class R3	1,379,541	22,658,595	1,692,201	24,590,194	684,934	6,868,477	706,776	6,179,087
Class R4	121,181	2,003,939	217,560	3,194,772	42,481	438,488	76,583	701,316
Class R6	2,501,104	41,383,360	3,276,896	48,681,073	1,182,786	11,897,351	854,619	7,723,168
	4,408,150	$72,699,266	5,667,665	$83,454,996	2,220,906	$22,294,002	1,751,099	$15,615,485

Notes to Financial Statements  - continued
	MFS Lifetime 2060 Fund − continued				MFS Lifetime 2065 Fund − continued
	Year ended 4/30/25		Year ended 4/30/24		Year ended 4/30/25		Year ended 4/30/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	39,194	$ 640,043	26,950	$ 400,479	5,557	$ 55,684	1,994	$ 18,104
Class B	314	5,147	198	2,951	—	—	—	—
Class C	2,937	47,552	1,993	29,379	729	7,274	198	1,798
Class I	1,601	26,365	1,071	16,051	448	4,499	206	1,874
Class R1	230	3,781	173	2,592	166	1,666	79	717
Class R2	8,456	138,005	5,090	75,636	1,310	13,113	374	3,392
Class R3	145,375	2,376,888	112,198	1,669,507	33,732	337,999	12,018	109,122
Class R4	11,986	197,292	13,310	199,256	1,983	19,909	1,852	16,855
Class R6	247,187	4,078,592	163,715	2,457,355	45,530	457,579	14,578	132,658
	457,280	$7,513,665	324,698	$4,853,206	89,455	$897,723	31,299	$284,520
Shares reacquired
Class A	(171,341)	$ (2,816,180)	(158,693)	$ (2,323,292)	(65,791)	$ (666,668)	(8,798)	$ (80,800)
Class B	(1,023)	(16,928)	(2,616)	(37,697)	—	—	—	—
Class C	(18,067)	(295,365)	(10,786)	(153,639)	(1,817)	(18,142)	(2,006)	(16,778)
Class I	(8,069)	(136,693)	(1,964)	(29,146)	(2,691)	(26,985)	(14)	(125)
Class R2	(74,827)	(1,228,605)	(66,686)	(966,549)	(14,396)	(143,381)	(229)	(2,005)
Class R3	(1,507,083)	(24,549,952)	(779,084)	(11,422,857)	(320,700)	(3,207,989)	(245,779)	(2,201,249)
Class R4	(71,482)	(1,176,850)	(514,994)	(7,808,611)	(2,348)	(23,546)	(95,624)	(917,601)
Class R6	(2,018,052)	(33,662,738)	(1,075,189)	(15,874,911)	(532,720)	(5,405,671)	(263,822)	(2,349,995)
	(3,869,944)	$(63,883,311)	(2,610,012)	$(38,616,702)	(940,463)	$(9,492,382)	(616,272)	$(5,568,553)
Net change
Class A	123,284	$ 1,997,890	198,622	$ 2,879,771	71,279	$ 725,036	77,526	$ 692,897
Class B	(709)	(11,781)	(2,418)	(34,746)	—	—	—	—
Class C	8,962	142,334	17,093	249,541	11,335	113,799	8,901	80,073
Class I	18,049	303,285	8,788	127,591	22,299	229,270	3,023	27,076
Class R1	230	3,781	173	2,592	166	1,666	79	717
Class R2	35,913	584,985	53,480	780,973	129,141	1,246,975	15,396	137,328
Class R3	17,833	485,531	1,025,315	14,836,844	397,966	3,998,487	473,015	4,086,960
Class R4	61,685	1,024,381	(284,124)	(4,414,583)	42,116	434,851	(17,189)	(199,430)
Class R6	730,239	11,799,214	2,365,422	35,263,517	695,596	6,949,259	605,375	5,505,831
	995,486	$16,329,620	3,382,351	$49,691,500	1,369,898	$13,699,343	1,166,126	$10,331,452
Effective June 1, 2019, purchases of each fund's Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of each fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
Each fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by each fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund,

Notes to Financial Statements  - continued
based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended April 30, 2025, each fund’s commitment fee and interest expense were as follows and are included in “Miscellaneous” expense in the Statements of Operations:
	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Commitment Fee	$3,200	$1,933	$4,316	$3,211	$4,121
Interest Expense	—	—	—	—	—
	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Commitment Fee	$2,740	$3,124	$2,050	$1,101	$132
Interest Expense	—	—	—	—	—
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended April 30, 2025:
	MFS Lifetime Income Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$9,979,138	$1,756,801	$2,871,426	$787,497	$(674,967)	$8,977,043
MFS Blended Research Growth Equity Fund	9,914,674	1,908,241	3,853,244	1,517,040	(503,374)	8,983,337
MFS Blended Research International Equity Fund	15,517,979	1,741,346	5,304,296	1,012,088	859,922	13,827,039
MFS Blended Research Mid Cap Equity Fund	18,411,563	3,821,046	5,185,985	1,385,318	(1,869,114)	16,562,828
MFS Blended Research Small Cap Equity Fund	6,116,310	1,546,570	1,459,713	355,250	(1,044,304)	5,514,113
MFS Blended Research Value Equity Fund	12,353,463	2,027,262	2,934,821	679,356	(1,081,201)	11,044,059
MFS Commodity Strategy Fund	12,293,959	1,493,901	3,244,178	(413,849)	714,461	10,844,294
MFS Emerging Markets Debt Fund	6,258,015	498,258	1,324,107	(71,503)	156,397	5,517,060
MFS Emerging Markets Debt Local Currency Fund	6,207,107	734,682	1,656,641	(81,723)	317,625	5,521,050
MFS Global Opportunistic Bond Fund	43,712,819	2,127,152	8,743,288	(830,831)	2,346,374	38,612,226
MFS Global Real Estate Fund	12,104,575	1,676,863	3,166,957	269,225	166,462	11,050,168
MFS Government Securities Fund	58,014,294	4,780,285	12,677,274	(1,801,498)	4,087,187	52,402,994
MFS Growth Fund	9,855,908	2,494,804	3,402,749	1,845,645	(1,810,258)	8,983,350
MFS High Income Fund	12,547,730	1,015,811	2,665,488	(87,510)	222,327	11,032,870
MFS Inflation-Adjusted Bond Fund	61,646,782	4,485,741	12,992,484	(1,633,924)	3,650,116	55,156,231
MFS Institutional Money Market Portfolio	18,701,436	19,813,324	24,939,255	(221)	919	13,576,203
MFS International Growth Fund	3,094,429	431,954	1,075,093	379,997	(66,299)	2,764,988
MFS International Intrinsic Value Fund	3,089,232	601,558	1,015,566	185,967	(96,972)	2,764,219
MFS Limited Maturity Fund	125,089,385	7,681,136	25,836,674	(649,106)	3,998,723	110,283,464
MFS Mid Cap Growth Fund	9,102,690	1,742,007	2,665,701	1,319,679	(1,201,055)	8,297,620
MFS Mid Cap Value Fund	9,271,917	1,794,536	2,288,725	1,367,356	(1,870,163)	8,274,921
MFS New Discovery Fund	3,037,542	487,382	787,731	229,762	(202,563)	2,764,392
MFS New Discovery Value Fund	3,080,190	642,659	834,688	284,438	(426,790)	2,745,809
MFS Research Fund	9,940,874	1,773,134	2,618,913	1,325,361	(1,442,259)	8,978,197
MFS Research International Fund	9,305,847	1,023,325	2,739,916	793,164	(87,463)	8,294,957
MFS Total Return Bond Fund	120,472,917	8,543,405	25,934,174	(2,808,358)	7,281,821	107,555,611
MFS Value Fund	12,385,948	1,724,661	3,070,051	1,115,372	(1,111,118)	11,044,812
	$621,506,723	$78,367,844	$165,289,138	$6,473,992	$10,314,434	$551,373,855

Notes to Financial Statements  - continued
	MFS Lifetime Income Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$223,544	$673,867
MFS Blended Research Growth Equity Fund	121,484	327,166
MFS Blended Research International Equity Fund	497,525	178,488
MFS Blended Research Mid Cap Equity Fund	581,774	1,083,264
MFS Blended Research Small Cap Equity Fund	91,608	309,942
MFS Blended Research Value Equity Fund	416,017	742,407
MFS Commodity Strategy Fund	394,689	—
MFS Emerging Markets Debt Fund	408,017	—
MFS Emerging Markets Debt Local Currency Fund	339,898	—
MFS Global Opportunistic Bond Fund	1,395,319	—
MFS Global Real Estate Fund	293,270	—
MFS Government Securities Fund	2,252,616	—
MFS Growth Fund	14,902	1,061,144
MFS High Income Fund	771,099	—
MFS Inflation-Adjusted Bond Fund	2,538,483	—
MFS Institutional Money Market Portfolio	806,804	—
MFS International Growth Fund	47,465	124,401
MFS International Intrinsic Value Fund	65,137	270,287
MFS Limited Maturity Fund	5,326,386	—
MFS Mid Cap Growth Fund	—	559,337
MFS Mid Cap Value Fund	155,815	683,113
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	82,225	94,980
MFS Research Fund	81,556	806,879
MFS Research International Fund	186,009	—
MFS Total Return Bond Fund	5,163,927	—
MFS Value Fund	238,836	780,920
	$22,494,405	$7,696,195

Notes to Financial Statements  - continued
	MFS Lifetime 2025 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$7,327,797	$1,448,317	$2,898,751	$742,949	$(565,550)	$6,054,762
MFS Blended Research Growth Equity Fund	7,305,242	1,651,911	3,698,004	1,546,873	(711,744)	6,094,278
MFS Blended Research International Equity Fund	11,302,319	1,213,773	4,435,168	892,360	424,206	9,397,490
MFS Blended Research Mid Cap Equity Fund	12,598,388	3,016,658	4,529,479	1,049,064	(1,255,773)	10,878,858
MFS Blended Research Small Cap Equity Fund	3,835,277	1,301,023	1,240,184	155,093	(558,395)	3,492,814
MFS Blended Research Value Equity Fund	8,792,175	1,584,668	2,815,153	594,850	(819,324)	7,337,216
MFS Commodity Strategy Fund	7,667,872	1,273,447	2,341,636	(317,104)	503,481	6,786,060
MFS Emerging Markets Debt Fund	5,007,364	373,553	1,642,916	(258,044)	336,253	3,816,210
MFS Emerging Markets Debt Local Currency Fund	4,988,572	468,767	1,747,976	(170,749)	340,436	3,879,050
MFS Global Opportunistic Bond Fund	27,164,495	2,128,958	5,696,881	(560,819)	1,509,704	24,545,457
MFS Global Real Estate Fund	7,631,272	1,472,599	2,336,111	109,990	187,008	7,064,758
MFS Government Securities Fund	36,046,954	4,072,787	8,222,067	(1,186,681)	2,580,508	33,291,501
MFS Growth Fund	7,286,028	2,029,484	3,371,746	1,571,323	(1,426,151)	6,088,938
MFS High Income Fund	10,015,561	687,786	3,198,086	(204,187)	337,452	7,638,526
MFS Inflation-Adjusted Bond Fund	38,266,718	3,862,269	8,368,245	(1,153,716)	2,374,761	34,981,787
MFS Institutional Money Market Portfolio	11,641,572	10,655,757	13,603,009	115	499	8,694,934
MFS International Growth Fund	2,475,045	307,099	1,088,888	327,088	(81,797)	1,938,547
MFS International Intrinsic Value Fund	2,469,943	400,683	1,002,431	173,363	(104,171)	1,937,387
MFS Limited Maturity Fund	66,538,982	8,291,882	10,141,923	(276,990)	2,135,917	66,547,868
MFS Mid Cap Growth Fund	6,278,821	1,354,229	2,253,076	853,317	(726,043)	5,507,248
MFS Mid Cap Value Fund	6,336,229	1,373,234	2,027,902	686,222	(968,258)	5,399,525
MFS New Discovery Fund	1,911,638	468,300	637,872	76,494	(47,010)	1,771,550
MFS New Discovery Value Fund	1,919,903	515,668	617,617	58,025	(136,568)	1,739,411
MFS Research Fund	7,318,848	1,451,268	2,721,992	804,057	(796,473)	6,055,708
MFS Research International Fund	6,337,042	749,087	2,069,798	401,116	72,177	5,489,624
MFS Total Return Bond Fund	69,361,327	8,029,166	13,465,689	(1,837,629)	4,391,752	66,478,927
MFS Value Fund	8,801,165	1,371,211	2,884,528	615,667	(570,907)	7,332,608
	$386,626,549	$61,553,584	$109,057,128	$4,692,047	$6,425,990	$350,241,042

Notes to Financial Statements  - continued
	MFS Lifetime 2025 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$154,963	$467,132
MFS Blended Research Growth Equity Fund	84,032	226,306
MFS Blended Research International Equity Fund	345,362	123,899
MFS Blended Research Mid Cap Equity Fund	387,868	722,213
MFS Blended Research Small Cap Equity Fund	58,047	196,394
MFS Blended Research Value Equity Fund	284,816	508,271
MFS Commodity Strategy Fund	251,312	—
MFS Emerging Markets Debt Fund	305,343	—
MFS Emerging Markets Debt Local Currency Fund	253,903	—
MFS Global Opportunistic Bond Fund	874,301	—
MFS Global Real Estate Fund	184,517	—
MFS Government Securities Fund	1,412,017	—
MFS Growth Fund	10,949	730,651
MFS High Income Fund	575,175	—
MFS Inflation-Adjusted Bond Fund	1,597,868	—
MFS Institutional Money Market Portfolio	508,354	—
MFS International Growth Fund	34,847	91,328
MFS International Intrinsic Value Fund	47,804	198,360
MFS Limited Maturity Fund	3,017,319	—
MFS Mid Cap Growth Fund	—	370,487
MFS Mid Cap Value Fund	103,856	455,318
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	52,076	60,132
MFS Research Fund	56,577	559,756
MFS Research International Fund	124,247	—
MFS Total Return Bond Fund	3,078,761	—
MFS Value Fund	164,081	534,251
	$13,968,395	$5,244,498

Notes to Financial Statements  - continued
	MFS Lifetime 2030 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$22,792,219	$3,564,024	$6,874,543	$1,987,545	$(1,657,369)	$19,811,876
MFS Blended Research Growth Equity Fund	22,633,121	3,963,158	9,325,224	3,688,523	(1,312,935)	19,646,643
MFS Blended Research International Equity Fund	36,599,212	3,342,099	12,947,826	2,676,432	1,685,093	31,355,010
MFS Blended Research Mid Cap Equity Fund	38,320,749	5,783,632	12,152,951	3,488,294	(4,209,837)	31,229,887
MFS Blended Research Small Cap Equity Fund	8,897,440	1,823,891	2,465,833	552,941	(1,474,997)	7,333,442
MFS Blended Research Value Equity Fund	26,023,513	3,707,695	6,076,501	1,587,127	(2,388,247)	22,853,587
MFS Commodity Strategy Fund	18,060,680	1,715,362	4,925,696	(696,033)	1,101,100	15,255,413
MFS Emerging Markets Debt Fund	18,175,574	1,494,275	4,370,416	(845,359)	1,093,679	15,547,753
MFS Emerging Markets Debt Local Currency Fund	15,560,478	2,331,570	3,497,015	(459,656)	1,082,880	15,018,257
MFS Global Opportunistic Bond Fund	50,450,887	5,951,735	7,280,716	(813,207)	2,600,321	50,909,020
MFS Global Real Estate Fund	17,563,722	2,062,717	4,726,378	364,961	305,040	15,570,062
MFS Government Securities Fund	73,131,017	9,125,969	14,237,337	(2,166,610)	5,067,557	70,920,596
MFS Growth Fund	22,510,615	5,202,798	8,165,231	4,492,222	(4,341,393)	19,699,011
MFS High Income Fund	31,865,749	3,214,378	5,632,046	(500,052)	832,839	29,780,868
MFS Inflation-Adjusted Bond Fund	71,022,086	9,469,342	10,286,373	(1,896,392)	4,292,920	72,601,583
MFS Institutional Money Market Portfolio	23,943,987	26,255,410	31,317,404	(583)	938	18,882,348
MFS International Growth Fund	9,014,324	1,005,066	3,109,349	986,975	(77,799)	7,819,217
MFS International Intrinsic Value Fund	9,056,016	1,503,113	3,004,840	228,289	43,327	7,825,905
MFS International New Discovery Fund	2,325,255	96,931	1,803,014	907,649	(853,261)	673,560
MFS Limited Maturity Fund	55,473,008	15,055,739	4,415,142	(191,062)	1,851,947	67,774,490
MFS Mid Cap Growth Fund	18,861,931	2,459,358	5,809,676	3,050,175	(2,754,146)	15,807,642
MFS Mid Cap Value Fund	19,319,731	2,705,945	5,527,442	2,924,742	(3,804,257)	15,618,719
MFS New Discovery Fund	4,432,864	569,529	1,250,322	183,783	(127,307)	3,808,547
MFS New Discovery Value Fund	4,520,948	727,088	1,342,595	308,034	(486,459)	3,727,016
MFS Research Fund	22,702,201	3,480,184	6,198,849	2,467,697	(2,675,528)	19,775,705
MFS Research International Fund	18,117,528	1,590,789	5,430,899	1,350,617	28,788	15,656,823
MFS Total Return Bond Fund	98,243,876	15,523,227	13,324,305	(2,427,599)	6,094,255	104,109,454
MFS Value Fund	26,045,852	3,262,171	6,419,622	1,048,329	(1,027,016)	22,909,714
	$785,664,583	$136,987,195	$201,917,545	$22,297,782	$(1,109,867)	$741,922,148

Notes to Financial Statements  - continued
	MFS Lifetime 2030 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$503,137	$1,516,696
MFS Blended Research Growth Equity Fund	276,238	743,936
MFS Blended Research International Equity Fund	1,131,859	406,056
MFS Blended Research Mid Cap Equity Fund	1,146,263	2,134,343
MFS Blended Research Small Cap Equity Fund	130,177	440,432
MFS Blended Research Value Equity Fund	858,220	1,531,548
MFS Commodity Strategy Fund	558,880	—
MFS Emerging Markets Debt Fund	1,159,654	—
MFS Emerging Markets Debt Local Currency Fund	881,105	—
MFS Global Opportunistic Bond Fund	1,707,889	—
MFS Global Real Estate Fund	413,425	—
MFS Government Securities Fund	2,914,188	—
MFS Growth Fund	34,211	2,397,152
MFS High Income Fund	1,997,598	—
MFS Inflation-Adjusted Bond Fund	3,076,425	—
MFS Institutional Money Market Portfolio	1,050,161	—
MFS International Growth Fund	135,321	354,661
MFS International Intrinsic Value Fund	185,328	769,015
MFS International New Discovery Fund	35,266	56,470
MFS Limited Maturity Fund	2,775,120	—
MFS Mid Cap Growth Fund	—	1,104,711
MFS Mid Cap Value Fund	305,021	1,337,256
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	116,339	134,366
MFS Research Fund	183,877	1,819,191
MFS Research International Fund	354,380	—
MFS Total Return Bond Fund	4,568,073	—
MFS Value Fund	494,658	1,607,998
	$26,992,813	$16,353,831

Notes to Financial Statements  - continued
	MFS Lifetime 2035 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$22,959,592	$5,086,422	$5,235,241	$1,039,321	$(707,807)	$23,142,287
MFS Blended Research Emerging Markets Equity Fund	902,358	15,652	678,266	124,869	(66,021)	298,592
MFS Blended Research Growth Equity Fund	22,818,667	5,772,969	7,607,932	2,369,296	217,136	23,570,136
MFS Blended Research International Equity Fund	40,302,762	3,859,374	9,353,418	865,205	4,037,062	39,710,985
MFS Blended Research Mid Cap Equity Fund	44,748,902	11,185,043	10,230,830	2,016,050	(3,119,392)	44,599,773
MFS Blended Research Small Cap Equity Fund	9,708,239	2,989,816	2,037,037	219,577	(1,264,965)	9,615,630
MFS Blended Research Value Equity Fund	25,481,600	4,664,325	4,245,689	509,908	(1,397,406)	25,012,738
MFS Commodity Strategy Fund	19,706,066	2,189,601	4,206,968	(621,548)	1,048,769	18,115,920
MFS Emerging Markets Debt Fund	17,886,519	2,754,687	3,449,544	(726,243)	913,027	17,378,446
MFS Emerging Markets Debt Local Currency Fund	11,817,758	2,161,404	2,620,161	(382,576)	825,048	11,801,473
MFS Emerging Markets Equity Fund	899,120	14,576	686,481	182,755	(111,203)	298,767
MFS Global Opportunistic Bond Fund	26,200,415	5,348,641	4,813,976	(677,738)	1,613,468	27,670,810
MFS Global Real Estate Fund	19,228,913	3,117,241	3,686,787	113,637	576,480	19,349,484
MFS Government Securities Fund	39,050,895	14,671,496	6,011,720	(1,030,405)	2,729,377	49,409,643
MFS Growth Fund	22,730,586	6,983,205	6,446,655	2,250,479	(2,138,707)	23,378,908
MFS High Income Fund	24,008,280	3,381,360	4,342,826	(423,182)	623,616	23,247,248
MFS Inflation-Adjusted Bond Fund	37,513,565	7,771,239	7,367,871	(1,271,996)	2,546,757	39,191,694
MFS Institutional Money Market Portfolio	17,826,374	18,312,609	22,789,183	(242)	723	13,350,281
MFS International Growth Fund	10,614,726	1,200,246	2,776,701	236,694	837,680	10,112,645
MFS International Intrinsic Value Fund	10,632,170	1,806,295	2,583,397	68,026	213,238	10,136,332
MFS International New Discovery Fund	7,674,212	856,733	1,781,357	44,015	78,083	6,871,686
MFS Mid Cap Growth Fund	22,108,726	5,024,649	4,721,640	706,217	(342,132)	22,775,820
MFS Mid Cap Value Fund	22,576,402	4,886,687	4,213,517	606,686	(1,880,454)	21,975,804
MFS New Discovery Fund	4,816,944	1,046,644	1,031,758	86,136	716	4,918,682
MFS New Discovery Value Fund	4,887,142	1,173,044	1,092,292	107,445	(318,626)	4,756,713
MFS Research Fund	22,899,142	4,996,523	4,605,127	609,851	(857,658)	23,042,731
MFS Research International Fund	18,662,791	2,110,609	2,970,180	108,059	1,360,615	19,271,894
MFS Total Return Bond Fund	38,850,887	11,834,917	6,511,906	(1,060,509)	2,521,408	45,634,797
MFS Value Fund	25,521,700	3,746,699	4,272,556	250,516	(322,101)	24,924,258
	$593,035,453	$138,962,706	$142,371,016	$6,320,303	$7,616,731	$603,564,177

Notes to Financial Statements  - continued
	MFS Lifetime 2035 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$544,818	$1,642,345
MFS Blended Research Emerging Markets Equity Fund	13,103	—
MFS Blended Research Growth Equity Fund	299,770	807,313
MFS Blended Research International Equity Fund	1,345,329	482,637
MFS Blended Research Mid Cap Equity Fund	1,486,613	2,768,076
MFS Blended Research Small Cap Equity Fund	151,124	511,304
MFS Blended Research Value Equity Fund	901,349	1,608,514
MFS Commodity Strategy Fund	655,503	—
MFS Emerging Markets Debt Fund	1,242,658	—
MFS Emerging Markets Debt Local Currency Fund	691,474	—
MFS Emerging Markets Equity Fund	13,454	—
MFS Global Opportunistic Bond Fund	934,932	—
MFS Global Real Estate Fund	482,660	—
MFS Government Securities Fund	1,840,304	—
MFS Growth Fund	36,005	2,625,502
MFS High Income Fund	1,567,062	—
MFS Inflation-Adjusted Bond Fund	1,685,884	—
MFS Institutional Money Market Portfolio	792,206	—
MFS International Growth Fund	167,335	438,562
MFS International Intrinsic Value Fund	229,024	950,331
MFS International New Discovery Fund	194,270	311,077
MFS Mid Cap Growth Fund	—	1,433,180
MFS Mid Cap Value Fund	395,940	1,735,854
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	135,100	156,279
MFS Research Fund	198,947	1,968,290
MFS Research International Fund	402,037	—
MFS Total Return Bond Fund	1,963,091	—
MFS Value Fund	512,109	1,688,281
	$18,882,101	$19,127,545

Notes to Financial Statements  - continued
	MFS Lifetime 2040 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$35,191,012	$7,507,853	$7,023,842	$1,111,046	$(864,546)	$35,921,523
MFS Blended Research Emerging Markets Equity Fund	4,565,214	506,116	1,348,891	135,717	234,048	4,092,204
MFS Blended Research Growth Equity Fund	35,645,023	8,470,333	11,296,333	2,893,823	885,366	36,598,212
MFS Blended Research International Equity Fund	68,961,378	7,349,484	16,668,211	1,255,827	7,024,316	67,922,794
MFS Blended Research Mid Cap Equity Fund	69,979,392	16,546,206	14,191,641	2,357,177	(4,585,206)	70,105,928
MFS Blended Research Small Cap Equity Fund	15,715,434	4,973,546	3,151,803	235,937	(2,071,027)	15,702,087
MFS Blended Research Value Equity Fund	39,002,064	6,979,953	5,925,171	544,111	(2,113,998)	38,486,959
MFS Commodity Strategy Fund	32,497,689	4,355,562	7,767,253	(1,333,285)	1,994,228	29,746,941
MFS Emerging Markets Debt Fund	19,779,366	5,204,118	4,411,611	(981,696)	1,157,555	20,747,732
MFS Emerging Markets Debt Local Currency Fund	13,032,201	3,847,063	3,272,291	(502,021)	1,015,883	14,120,835
MFS Emerging Markets Equity Fund	4,529,245	463,724	1,393,277	136,088	358,314	4,094,094
MFS Global Opportunistic Bond Fund	19,718,985	5,109,105	4,926,999	(685,128)	1,384,670	20,600,633
MFS Global Real Estate Fund	31,127,660	5,420,417	6,050,470	115,220	870,534	31,483,361
MFS Growth Fund	35,506,550	10,291,002	9,371,481	1,912,497	(1,967,633)	36,370,935
MFS High Income Fund	26,541,132	6,701,361	5,644,483	(596,449)	769,882	27,771,443
MFS Inflation-Adjusted Bond Fund	34,954,296	8,485,291	9,417,314	(1,529,179)	2,692,839	35,185,933
MFS Institutional Money Market Portfolio	18,000,995	22,405,706	26,155,053	(300)	664	14,252,012
MFS International Growth Fund	20,256,523	2,642,456	4,909,085	235,897	1,782,843	20,008,634
MFS International Intrinsic Value Fund	20,437,608	3,776,997	4,638,762	21,091	448,258	20,045,192
MFS International New Discovery Fund	17,662,935	2,825,102	4,412,090	1,899	238,596	16,316,442
MFS Mid Cap Growth Fund	34,434,479	7,359,879	6,577,164	656,182	(277,851)	35,595,525
MFS Mid Cap Value Fund	35,187,407	7,752,816	6,016,091	716,387	(2,960,767)	34,679,752
MFS New Discovery Fund	7,820,859	1,636,061	1,577,536	71,753	29,070	7,980,207
MFS New Discovery Value Fund	7,956,790	1,881,262	1,647,930	133,235	(534,618)	7,788,739
MFS Research Fund	35,039,295	7,560,707	6,163,851	600,388	(1,230,509)	35,806,030
MFS Research International Fund	27,427,943	3,159,668	5,003,033	117,684	1,939,732	27,641,994
MFS Total Return Bond Fund	17,184,508	5,113,141	5,074,645	(557,500)	1,176,801	17,842,305
MFS Value Fund	39,063,682	5,952,204	6,372,916	244,904	(507,661)	38,380,213
	$767,219,665	$174,277,133	$190,409,227	$7,311,305	$6,889,783	$765,288,659

Notes to Financial Statements  - continued
	MFS Lifetime 2040 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$859,721	$2,591,613
MFS Blended Research Emerging Markets Equity Fund	109,002	—
MFS Blended Research Growth Equity Fund	476,791	1,284,043
MFS Blended Research International Equity Fund	2,350,482	843,238
MFS Blended Research Mid Cap Equity Fund	2,384,731	4,440,374
MFS Blended Research Small Cap Equity Fund	252,923	855,727
MFS Blended Research Value Equity Fund	1,410,170	2,516,534
MFS Commodity Strategy Fund	1,091,711	—
MFS Emerging Markets Debt Fund	1,442,117	—
MFS Emerging Markets Debt Local Currency Fund	803,260	—
MFS Emerging Markets Equity Fund	111,849	—
MFS Global Opportunistic Bond Fund	706,844	—
MFS Global Real Estate Fund	805,145	—
MFS Growth Fund	55,833	4,170,565
MFS High Income Fund	1,821,358	—
MFS Inflation-Adjusted Bond Fund	1,561,455	—
MFS Institutional Money Market Portfolio	827,719	—
MFS International Growth Fund	334,364	876,325
MFS International Intrinsic Value Fund	457,320	1,897,635
MFS International New Discovery Fund	465,483	745,357
MFS Mid Cap Growth Fund	—	2,302,907
MFS Mid Cap Value Fund	634,739	2,782,783
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	224,860	260,669
MFS Research Fund	313,725	3,103,859
MFS Research International Fund	595,976	—
MFS Total Return Bond Fund	820,550	—
MFS Value Fund	794,897	2,638,628
	$21,713,025	$31,310,257

Notes to Financial Statements  - continued
	MFS Lifetime 2045 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$23,282,351	$4,894,541	$4,249,790	$597,695	$(480,646)	$24,044,151
MFS Blended Research Emerging Markets Equity Fund	4,288,960	533,026	1,097,815	82,919	259,882	4,066,972
MFS Blended Research Growth Equity Fund	24,851,959	5,636,202	7,138,444	1,772,470	836,215	25,958,402
MFS Blended Research International Equity Fund	51,915,878	5,716,393	11,376,902	634,070	5,564,924	52,454,363
MFS Blended Research Mid Cap Equity Fund	48,823,259	12,638,620	10,348,374	1,310,075	(2,957,206)	49,466,374
MFS Blended Research Small Cap Equity Fund	11,689,107	3,861,757	2,333,848	119,595	(1,526,843)	11,809,768
MFS Blended Research Value Equity Fund	27,079,160	5,505,150	4,543,393	252,036	(1,364,977)	26,927,976
MFS Commodity Strategy Fund	24,076,044	3,802,962	6,062,594	(980,203)	1,473,260	22,309,469
MFS Emerging Markets Debt Fund	5,427,498	2,342,319	1,165,676	(210,143)	250,356	6,644,354
MFS Emerging Markets Debt Local Currency Fund	3,577,977	1,627,178	859,634	(102,071)	256,361	4,499,811
MFS Emerging Markets Equity Fund	4,269,613	493,140	1,159,853	77,470	389,068	4,069,438
MFS Global Opportunistic Bond Fund	5,408,515	2,328,365	1,341,187	(130,582)	333,844	6,598,955
MFS Global Real Estate Fund	23,159,885	4,760,044	4,924,789	74,350	651,444	23,720,934
MFS Growth Fund	24,739,865	7,203,841	6,083,380	1,111,369	(1,234,159)	25,737,536
MFS High Income Fund	7,283,176	2,996,346	1,443,271	(155,945)	193,486	8,873,792
MFS Inflation-Adjusted Bond Fund	16,794,558	5,068,580	4,780,050	(694,989)	1,264,279	17,652,378
MFS Institutional Money Market Portfolio	12,013,472	11,781,591	14,193,673	(219)	421	9,601,592
MFS International Growth Fund	15,940,398	2,128,327	3,510,218	113,461	1,455,691	16,127,659
MFS International Intrinsic Value Fund	16,008,573	3,164,847	3,321,429	(267,382)	588,208	16,172,817
MFS International New Discovery Fund	16,783,978	3,077,210	3,840,660	(170,985)	352,471	16,202,014
MFS Mid Cap Growth Fund	24,061,425	5,581,765	4,584,375	300,053	(92,882)	25,265,986
MFS Mid Cap Value Fund	24,540,796	5,969,421	4,518,145	358,717	(1,963,757)	24,387,032
MFS New Discovery Fund	5,815,230	1,304,387	1,146,467	65,754	(253)	6,038,651
MFS New Discovery Value Fund	5,908,832	1,546,576	1,302,654	83,036	(390,069)	5,845,721
MFS Research Fund	23,201,527	5,140,349	3,938,625	302,623	(767,088)	23,938,786
MFS Research International Fund	19,428,709	2,355,050	3,290,431	11,465	1,414,784	19,919,577
MFS Total Return Bond Fund	10,093,749	3,564,565	3,215,490	(334,155)	701,930	10,810,599
MFS Value Fund	27,095,918	4,919,224	4,979,404	129,217	(318,063)	26,846,892
	$507,560,412	$119,941,776	$120,750,571	$4,349,701	$4,890,681	$515,991,999

Notes to Financial Statements  - continued
	MFS Lifetime 2045 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$579,786	$1,747,756
MFS Blended Research Emerging Markets Equity Fund	108,005	—
MFS Blended Research Growth Equity Fund	339,749	914,978
MFS Blended Research International Equity Fund	1,816,643	651,723
MFS Blended Research Mid Cap Equity Fund	1,703,205	3,171,370
MFS Blended Research Small Cap Equity Fund	192,144	650,087
MFS Blended Research Value Equity Fund	997,102	1,779,388
MFS Commodity Strategy Fund	829,213	—
MFS Emerging Markets Debt Fund	431,933	—
MFS Emerging Markets Debt Local Currency Fund	241,061	—
MFS Emerging Markets Equity Fund	110,795	—
MFS Global Opportunistic Bond Fund	212,345	—
MFS Global Real Estate Fund	609,770	—
MFS Growth Fund	39,969	2,970,162
MFS High Income Fund	546,464	—
MFS Inflation-Adjusted Bond Fund	770,917	—
MFS Institutional Money Market Portfolio	557,170	—
MFS International Growth Fund	269,678	706,793
MFS International Intrinsic Value Fund	369,115	1,531,632
MFS International New Discovery Fund	459,308	735,471
MFS Mid Cap Growth Fund	—	1,647,057
MFS Mid Cap Value Fund	453,183	1,986,817
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	171,211	198,354
MFS Research Fund	211,677	2,094,244
MFS Research International Fund	430,413	—
MFS Total Return Bond Fund	492,952	—
MFS Value Fund	560,455	1,866,309
	$13,504,263	$22,652,141

Notes to Financial Statements  - continued
	MFS Lifetime 2050 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$25,125,171	$4,958,231	$4,322,460	$627,034	$(529,248)	$25,858,728
MFS Blended Research Emerging Markets Equity Fund	5,643,363	724,792	1,185,548	68,935	377,425	5,628,967
MFS Blended Research Growth Equity Fund	27,769,882	6,132,220	7,807,557	1,724,392	1,128,221	28,947,158
MFS Blended Research International Equity Fund	60,924,123	7,046,692	12,967,663	572,411	6,715,544	62,291,107
MFS Blended Research Mid Cap Equity Fund	54,478,557	13,522,587	10,207,688	1,458,969	(3,407,441)	55,844,984
MFS Blended Research Small Cap Equity Fund	13,606,730	4,719,884	2,677,270	128,535	(1,802,060)	13,975,819
MFS Blended Research Value Equity Fund	30,148,806	5,885,613	4,361,045	233,494	(1,526,546)	30,380,322
MFS Commodity Strategy Fund	28,012,415	4,247,113	6,218,323	(1,234,508)	1,785,402	26,592,099
MFS Emerging Markets Equity Fund	5,608,895	649,896	1,241,039	59,918	555,079	5,632,749
MFS Global Real Estate Fund	27,137,965	5,662,036	5,575,598	52,663	732,488	28,009,554
MFS Growth Fund	27,669,553	7,743,054	6,395,574	1,022,882	(1,220,171)	28,819,744
MFS Inflation-Adjusted Bond Fund	13,270,373	3,619,720	4,141,051	(514,063)	952,896	13,187,875
MFS Institutional Money Market Portfolio	12,963,873	12,359,598	14,845,760	(348)	458	10,477,821
MFS International Growth Fund	19,155,240	2,554,915	3,816,632	72,868	1,797,365	19,763,756
MFS International Intrinsic Value Fund	19,149,819	4,073,094	3,825,023	(264,693)	653,105	19,786,302
MFS International New Discovery Fund	22,010,684	4,763,552	4,561,860	(223,982)	469,918	22,458,312
MFS Mid Cap Growth Fund	27,010,865	5,626,324	4,591,294	322,823	(121,472)	28,247,246
MFS Mid Cap Value Fund	27,481,889	6,425,852	4,428,283	380,984	(2,241,769)	27,618,673
MFS New Discovery Fund	6,776,407	1,477,447	1,239,604	43,003	16,528	7,073,781
MFS New Discovery Value Fund	6,861,085	1,845,137	1,386,042	92,603	(471,655)	6,941,128
MFS Research Fund	25,064,751	5,085,982	3,814,673	312,369	(842,176)	25,806,253
MFS Research International Fund	21,945,767	2,933,206	3,926,559	4,942	1,602,085	22,559,441
MFS Total Return Bond Fund	9,943,063	3,561,248	3,320,038	(275,838)	636,980	10,545,415
MFS Value Fund	30,220,506	5,634,283	5,279,577	78,070	(338,027)	30,315,255
	$547,979,782	$121,252,476	$122,136,161	$4,743,463	$4,922,929	$556,762,489

Notes to Financial Statements  - continued
	MFS Lifetime 2050 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$618,439	$1,864,272
MFS Blended Research Emerging Markets Equity Fund	145,653	—
MFS Blended Research Growth Equity Fund	377,603	1,016,921
MFS Blended Research International Equity Fund	2,143,187	768,871
MFS Blended Research Mid Cap Equity Fund	1,886,929	3,513,465
MFS Blended Research Small Cap Equity Fund	222,222	751,854
MFS Blended Research Value Equity Fund	1,105,809	1,973,383
MFS Commodity Strategy Fund	962,731	—
MFS Emerging Markets Equity Fund	149,521	—
MFS Global Real Estate Fund	709,271	—
MFS Growth Fund	44,135	3,308,154
MFS Inflation-Adjusted Bond Fund	587,946	—
MFS Institutional Money Market Portfolio	596,415	—
MFS International Growth Fund	326,931	856,846
MFS International Intrinsic Value Fund	447,221	1,855,729
MFS International New Discovery Fund	617,819	989,286
MFS Mid Cap Growth Fund	—	1,819,769
MFS Mid Cap Value Fund	502,557	2,203,279
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	197,367	229,152
MFS Research Fund	225,825	2,234,210
MFS Research International Fund	484,754	—
MFS Total Return Bond Fund	478,356	—
MFS Value Fund	623,870	2,069,817
	$13,454,561	$25,455,008

Notes to Financial Statements  - continued
	MFS Lifetime 2055 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$16,403,509	$3,856,894	$2,610,749	$303,001	$(289,908)	$17,662,747
MFS Blended Research Emerging Markets Equity Fund	3,695,617	507,518	642,110	29,739	267,121	3,857,885
MFS Blended Research Growth Equity Fund	18,121,851	4,644,142	4,647,393	993,829	805,784	19,918,213
MFS Blended Research International Equity Fund	39,755,187	4,679,054	6,381,050	154,768	4,710,039	42,917,998
MFS Blended Research Mid Cap Equity Fund	35,612,338	10,198,536	6,307,910	745,316	(2,134,139)	38,114,141
MFS Blended Research Small Cap Equity Fund	8,885,478	3,420,688	1,606,956	83,401	(1,237,199)	9,545,412
MFS Blended Research Value Equity Fund	19,680,363	4,670,864	2,689,353	97,955	(976,530)	20,783,299
MFS Commodity Strategy Fund	18,434,623	3,355,506	3,899,143	(937,957)	1,324,933	18,277,962
MFS Emerging Markets Equity Fund	3,668,360	464,025	679,863	14,356	393,411	3,860,289
MFS Global Real Estate Fund	17,710,940	3,908,774	2,963,945	8,190	495,577	19,159,536
MFS Growth Fund	18,047,983	5,851,254	3,924,610	546,261	(752,560)	19,768,328
MFS Inflation-Adjusted Bond Fund	8,669,006	2,544,163	2,343,542	(352,472)	644,174	9,161,329
MFS Institutional Money Market Portfolio	8,454,120	8,295,756	9,519,570	(140)	256	7,230,422
MFS International Growth Fund	12,498,235	1,724,917	1,875,555	10,805	1,233,871	13,592,273
MFS International Intrinsic Value Fund	12,497,235	2,714,893	1,851,518	(336,088)	605,751	13,630,273
MFS International New Discovery Fund	14,373,324	3,095,290	2,273,648	(239,655)	416,768	15,372,079
MFS Mid Cap Growth Fund	17,619,873	4,538,968	2,846,988	159,581	(60,255)	19,411,179
MFS Mid Cap Value Fund	17,935,894	4,879,665	2,683,233	201,904	(1,469,615)	18,864,615
MFS New Discovery Fund	4,421,833	1,162,953	740,188	3,704	18,574	4,866,876
MFS New Discovery Value Fund	4,481,142	1,389,699	872,167	52,708	(320,394)	4,730,988
MFS Research Fund	16,359,269	4,013,249	2,342,019	148,465	(551,230)	17,627,734
MFS Research International Fund	14,322,871	1,983,593	1,885,914	(28,809)	1,102,284	15,494,025
MFS Total Return Bond Fund	6,491,058	2,473,280	1,870,821	(196,448)	431,826	7,328,895
MFS Value Fund	19,722,017	4,228,644	3,011,594	29,631	(214,544)	20,754,154
	$357,862,126	$88,602,325	$70,469,839	$1,492,045	$4,443,995	$381,930,652

Notes to Financial Statements  - continued
	MFS Lifetime 2055 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$409,547	$1,234,571
MFS Blended Research Emerging Markets Equity Fund	96,677	—
MFS Blended Research Growth Equity Fund	249,956	673,155
MFS Blended Research International Equity Fund	1,420,906	509,752
MFS Blended Research Mid Cap Equity Fund	1,251,493	2,330,282
MFS Blended Research Small Cap Equity Fund	147,094	497,668
MFS Blended Research Value Equity Fund	734,752	1,311,207
MFS Commodity Strategy Fund	636,763	—
MFS Emerging Markets Equity Fund	99,234	—
MFS Global Real Estate Fund	470,478	—
MFS Growth Fund	29,276	2,190,763
MFS Inflation-Adjusted Bond Fund	388,714	—
MFS Institutional Money Market Portfolio	396,669	—
MFS International Growth Fund	216,640	567,785
MFS International Intrinsic Value Fund	296,162	1,228,914
MFS International New Discovery Fund	409,594	655,865
MFS Mid Cap Growth Fund	—	1,202,371
MFS Mid Cap Value Fund	332,951	1,459,701
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	130,968	151,863
MFS Research Fund	149,481	1,478,905
MFS Research International Fund	321,128	—
MFS Total Return Bond Fund	318,803	—
MFS Value Fund	414,876	1,376,621
	$8,922,162	$16,869,423

Notes to Financial Statements  - continued
	MFS Lifetime 2060 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$8,878,527	$2,602,250	$1,392,699	$102,059	$(168,940)	$10,021,197
MFS Blended Research Emerging Markets Equity Fund	1,962,390	522,305	468,172	13,259	152,230	2,182,012
MFS Blended Research Growth Equity Fund	9,823,647	2,999,708	2,518,191	339,394	534,426	11,178,984
MFS Blended Research International Equity Fund	21,368,026	4,362,625	4,136,780	94,071	2,675,718	24,363,660
MFS Blended Research Mid Cap Equity Fund	19,209,312	6,934,916	3,553,073	262,492	(1,213,862)	21,639,785
MFS Blended Research Small Cap Equity Fund	4,800,523	2,259,167	981,444	38,533	(743,667)	5,373,112
MFS Blended Research Value Equity Fund	10,600,697	3,455,695	1,651,533	7,939	(538,646)	11,874,152
MFS Commodity Strategy Fund	9,637,887	2,881,467	2,186,317	(433,483)	658,979	10,558,533
MFS Emerging Markets Equity Fund	1,963,085	513,134	521,974	9,424	221,703	2,185,372
MFS Global Real Estate Fund	9,625,899	3,251,560	2,214,536	(77,059)	343,685	10,929,549
MFS Growth Fund	9,810,297	3,718,642	2,133,932	152,930	(371,742)	11,176,195
MFS Inflation-Adjusted Bond Fund	4,645,899	1,656,379	994,971	(174,306)	341,425	5,474,426
MFS Institutional Money Market Portfolio	4,467,901	5,622,190	5,685,149	(50)	76	4,404,968
MFS International Growth Fund	6,746,491	1,677,504	1,397,794	10,443	688,726	7,725,370
MFS International Intrinsic Value Fund	6,733,969	2,036,575	1,201,822	(218,513)	394,186	7,744,395
MFS International New Discovery Fund	7,757,775	2,478,053	1,474,656	(142,734)	288,781	8,907,219
MFS Mid Cap Growth Fund	9,576,214	3,085,598	1,678,317	37,542	(49,050)	10,971,987
MFS Mid Cap Value Fund	9,665,948	3,490,609	1,639,763	58,482	(834,247)	10,741,029
MFS New Discovery Fund	2,397,748	782,845	440,041	(11,576)	701	2,729,677
MFS New Discovery Value Fund	2,411,586	990,508	549,784	19,157	(190,769)	2,680,698
MFS Research Fund	8,870,494	2,751,394	1,298,756	41,818	(335,289)	10,029,661
MFS Research International Fund	7,728,444	1,738,077	1,257,277	3,980	620,631	8,833,855
MFS Total Return Bond Fund	3,496,418	1,551,811	806,330	(63,698)	196,091	4,374,292
MFS Value Fund	10,621,334	3,378,006	1,986,628	(7,460)	(121,658)	11,883,594
	$192,800,511	$64,741,018	$42,169,939	$62,644	$2,549,488	$217,983,722

Notes to Financial Statements  - continued
	MFS Lifetime 2060 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$227,697	$686,387
MFS Blended Research Emerging Markets Equity Fund	54,046	—
MFS Blended Research Growth Equity Fund	139,316	375,189
MFS Blended Research International Equity Fund	790,560	283,615
MFS Blended Research Mid Cap Equity Fund	695,467	1,294,962
MFS Blended Research Small Cap Equity Fund	81,762	276,629
MFS Blended Research Value Equity Fund	409,061	729,995
MFS Commodity Strategy Fund	354,639	—
MFS Emerging Markets Equity Fund	55,476	—
MFS Global Real Estate Fund	261,505	—
MFS Growth Fund	15,964	1,220,369
MFS Inflation-Adjusted Bond Fund	215,417	—
MFS Institutional Money Market Portfolio	220,716	—
MFS International Growth Fund	120,632	316,164
MFS International Intrinsic Value Fund	164,735	683,567
MFS International New Discovery Fund	227,532	364,336
MFS Mid Cap Growth Fund	—	667,067
MFS Mid Cap Value Fund	184,888	810,571
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	72,666	84,376
MFS Research Fund	83,089	822,054
MFS Research International Fund	178,636	—
MFS Total Return Bond Fund	178,043	—
MFS Value Fund	231,215	767,686
	$4,963,062	$9,382,967

Notes to Financial Statements  - continued
	MFS Lifetime 2065 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$843,043	$926,839	$218,609	$(181)	$(38,060)	$1,513,032
MFS Blended Research Emerging Markets Equity Fund	184,410	174,936	49,092	127	16,733	327,114
MFS Blended Research Growth Equity Fund	934,078	1,017,543	333,447	8,157	56,346	1,682,677
MFS Blended Research International Equity Fund	2,007,781	1,801,467	527,464	(237)	316,754	3,598,301
MFS Blended Research Mid Cap Equity Fund	1,822,350	2,169,547	548,458	431	(172,690)	3,271,180
MFS Blended Research Small Cap Equity Fund	455,586	646,773	182,619	2,644	(104,638)	817,746
MFS Blended Research Value Equity Fund	1,003,057	1,136,044	255,105	(3,745)	(81,104)	1,799,147
MFS Commodity Strategy Fund	911,087	994,493	296,035	(2,954)	28,454	1,635,045
MFS Emerging Markets Equity Fund	184,252	168,926	51,155	353	24,743	327,119
MFS Global Real Estate Fund	912,373	1,019,595	299,085	(6,257)	8,959	1,635,585
MFS Growth Fund	933,984	1,115,553	310,022	2,189	(64,922)	1,676,782
MFS Inflation-Adjusted Bond Fund	439,719	523,233	163,263	(5,475)	23,525	817,739
MFS Institutional Money Market Portfolio	425,051	2,373,412	2,158,597	(50)	(21)	639,795
MFS International Growth Fund	638,532	602,986	169,745	(1,609)	74,728	1,144,892
MFS International Intrinsic Value Fund	638,262	662,795	172,830	(3,311)	19,963	1,144,879
MFS International New Discovery Fund	732,703	761,160	195,753	(5,528)	15,870	1,308,452
MFS Mid Cap Growth Fund	911,144	1,025,409	282,744	(91)	(17,931)	1,635,787
MFS Mid Cap Value Fund	912,491	1,105,772	258,413	(1,437)	(122,937)	1,635,476
MFS New Discovery Fund	227,781	266,458	79,194	1,244	(7,358)	408,931
MFS New Discovery Value Fund	227,871	291,346	81,839	1,542	(30,067)	408,853
MFS Research Fund	843,017	947,385	215,026	(1,033)	(61,322)	1,513,021
MFS Research International Fund	730,238	698,555	190,197	(1,471)	71,328	1,308,453
MFS Total Return Bond Fund	331,066	438,853	127,685	(1,334)	13,305	654,205
MFS Value Fund	1,003,602	1,112,679	280,435	(3,557)	(33,103)	1,799,186
	$18,253,478	$21,981,759	$7,446,812	$(21,583)	$(63,445)	$32,703,397

Notes to Financial Statements  - continued
	MFS Lifetime 2065 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$28,267	$85,211
MFS Blended Research Emerging Markets Equity Fund	6,641	—
MFS Blended Research Growth Equity Fund	17,166	46,230
MFS Blended Research International Equity Fund	98,252	35,248
MFS Blended Research Mid Cap Equity Fund	87,124	162,225
MFS Blended Research Small Cap Equity Fund	10,199	34,508
MFS Blended Research Value Equity Fund	51,412	91,748
MFS Commodity Strategy Fund	44,048	—
MFS Emerging Markets Equity Fund	6,818	—
MFS Global Real Estate Fund	32,908	—
MFS Growth Fund	1,657	150,316
MFS Inflation-Adjusted Bond Fund	25,123	—
MFS Institutional Money Market Portfolio	25,982	—
MFS International Growth Fund	14,896	39,040
MFS International Intrinsic Value Fund	20,431	84,780
MFS International New Discovery Fund	28,220	45,187
MFS Mid Cap Growth Fund	—	82,718
MFS Mid Cap Value Fund	23,132	101,413
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	8,790	10,434
MFS Research Fund	10,297	101,876
MFS Research International Fund	22,067	—
MFS Total Return Bond Fund	21,331	—
MFS Value Fund	28,300	96,833
	$613,061	$1,167,767

Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS Lifetime Income Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, MFS Lifetime 2060 Fund and MFS Lifetime 2065 Fund and the Board of Trustees of MFS Series Trust XII
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of MFS Lifetime Income Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, MFS Lifetime 2060 Fund and MFS Lifetime 2065 Fund (collectively referred to as the “Funds”),  (ten of the funds constituting MFS Series Trust XII (the “Trust”)), including the portfolios of investments, as of April 30, 2025, and the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (ten of the funds constituting MFS Series Trust XII) at April 30, 2025, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Individual fund constituting the MFS Series Trust XII	Statement of operations	Statements of changes in net assets	Financial Highlights
MFS Lifetime Income Fund MFS Lifetime 2025 Fund MFS Lifetime 2030 Fund MFS Lifetime 2035 Fund MFS Lifetime 2040 Fund MFS Lifetime 2045 Fund MFS Lifetime 2050 Fund MFS Lifetime 2055 Fund MFS Lifetime 2060 Fund	For the year ended April 30, 2025	For each of the two years in the period ended April 30, 2025	For each of the five years in the period ended April 30, 2025
MFS Lifetime 2065 Fund	For the year ended April 30, 2025	For each of the two years in the period ended April 30, 2025	For each of the three years in the period ended April 30, 2025 and the period from September 1, 2021 (commencement of operations) through April 30, 2022
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
June 13, 2025

Results of Shareholder Meeting (unaudited)
At a special meeting of shareholders of MFS Series Trust XII, which was held on November 14, 2024, the following action was taken:
Item 1: To elect the following individuals as Trustees:
	Number of Dollars
Nominee	For	Against/Withheld
Steven E. Buller	2,560,251,800.049	50,047,454.697
John A. Caroselli	2,550,653,388.160	59,645,866.376
Maureen R. Goldfarb	2,545,243,569.344	65,055,685.210
Peter D. Jones	2,551,269,018.791	59,030,235.745
John P. Kavanaugh	2,550,561,372.721	59,737,881.814
James W. Kilman, Jr.	2,550,172,878.682	60,126,375.853
Clarence Otis, Jr.	2,551,247,004.181	59,052,250.354
Michael W. Roberge	2,550,009,104.740	60,290,149.795
Maryanne L. Roepke	2,545,419,366.917	64,879,887.637
Paula E. Smith	2,534,933,959.058	75,365,295.496
Laurie J. Thomsen	2,544,782,084.655	65,517,169.899
Darrell A. Williams	2,540,912,957.455	69,386,297.081

Federal Tax Information (unaudited)
The funds will notify shareholders of amounts for use in preparing 2025 income tax forms in January 2026. The following information is provided pursuant to provisions of the Internal Revenue Code.
The funds designate the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The funds below designated the following amounts as capital gain dividends paid during the fiscal year:
Capital Gains
MFS Lifetime Income Fund	$19,663,000
MFS Lifetime 2025 Fund	$12,960,000
MFS Lifetime 2030 Fund	$37,477,000
MFS Lifetime 2035 Fund	$14,497,000
MFS Lifetime 2040 Fund	$19,871,000
MFS Lifetime 2045 Fund	$12,774,000
MFS Lifetime 2050 Fund	$13,634,000
MFS Lifetime 2055 Fund	$7,755,000
MFS Lifetime 2060 Fund	$3,810,000
MFS Lifetime 2065 Fund	$368,000
For corporate shareholders, the percentages of the ordinary income dividends paid during the prior calendar year that qualify for the corporate dividends received deduction are as follows:
Dividends Received Deductions
MFS Lifetime Income Fund	5.02%
MFS Lifetime 2025 Fund	5.42%
MFS Lifetime 2030 Fund	8.16%
MFS Lifetime 2035 Fund	12.33%
MFS Lifetime 2040 Fund	16.51%
MFS Lifetime 2045 Fund	18.44%
MFS Lifetime 2050 Fund	20.35%
MFS Lifetime 2055 Fund	20.64%
MFS Lifetime 2060 Fund	21.47%
MFS Lifetime 2065 Fund	20.55%
The funds designate the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
The funds intend to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Lifetime Income Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, MFS Lifetime 2060 Fund, and MFS Lifetime 2065 Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Lifetime Income Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, MFS Lifetime 2060 Fund, and MFS Lifetime 2065 Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Lifetime Income Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, MFS Lifetime 2060 Fund, and MFS Lifetime 2065 Fund. See the Statements of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.

MFS Core Bond Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Core Bond Fund
Portfolio of Investments − 4/30/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 99.2%
Asset-Backed & Securitized – 14.9%
AmeriCredit Automobile Receivables Trust, 2024-1, “A2-A”, 5.75%, 2/18/2028	$18,274	$ 18,321
Angel Oak Mortgage Trust, 2024-10, “A1”, 5.348%, 10/25/2069 (n)	97,734	97,512
Angel Oak Mortgage Trust, 2024-12, “A1”, 5.653%, 10/25/2069 (n)	93,044	93,279
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	56,609	56,297
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 6.036% ((SOFR - 1mo. + 0.11448%) + 1.6%), 8/15/2034 (n)	200,000	197,831
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	60,775	61,252
Bain Capital Credit CLO Ltd., 2020-3A, “BRR”, FLR, 5.879% (SOFR - 3mo. + 1.6%), 10/23/2034 (n)	200,000	196,785
Benchmark 2023-V3 Mortgage Trust, “A3”, 6.363%, 7/15/2056	10,878	11,413
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 6.486% ((SOFR - 1mo. + 0.11448%) + 2.05%), 3/15/2036 (n)	100,000	98,763
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	85,093	86,189
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	45,553	45,816
Colt Funding LLC, 2024-5, “A1”, 5.123%, 8/25/2069 (n)	91,048	90,550
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “A4”, 5.745%, 8/15/2056	145,414	151,633
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	32,702	32,656
Consumers 2023 Securitization Funding LLC, 5.55%, 3/01/2028	26,518	26,907
Dryden Senior Loan Fund, 2019-68A, “BRR”, CLO, FLR, 5.806% (SOFR - 3mo. + 1.55%), 7/15/2035 (n)	250,000	245,646
Dryden Senior Loan Fund, 2022-113A, “AR2”, CLO, FLR, 5.506% (SOFR - 3mo. + 1.25%), 10/15/2037 (n)	250,000	248,601
ELM Trust, 2024-ELM, “B10”, 5.995%, 6/10/2039 (n)	100,000	101,093
Empire District Bondco LLC, 4.943%, 1/01/2033	37,379	37,744
Enterprise Fleet Financing 2023-1 LLC, “A2”, 5.51%, 1/22/2029 (n)	21,402	21,466
Enterprise Fleet Financing 2024-4 LLC, “A2”, 4.69%, 7/20/2027 (n)	50,000	50,124
GLS Auto Select Receivables Trust, 2023-1A, “A2”, 6.27%, 8/16/2027 (n)	9,504	9,527
Hyundai Auto Lease Securitization Trust, 2025-B, 4.58%, 9/15/2027 (n)	100,000	100,074
KREF 2018-FT1 Ltd., “A”, FLR, 5.513% ((SOFR - 1mo. + 0.11448%) + 1.07%), 2/15/2039 (n)	97,832	97,325
Kubota Credit Owner Trust, 2023-2A, “A2”, 5.61%, 7/15/2026 (n)	23,236	23,269
LoanCore 2021-CRE5 Ltd., “B”, FLR, 6.436% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)	100,000	99,541
MF1 2021-FL7 Ltd., “AS”, FLR, 5.884% ((SOFR - 1mo. + 0.11448%) + 1.45%), 10/16/2036 (n)	250,000	248,036
MF1 2022-FL10 Ltd., “AS”, FLR, 7.506% (SOFR - 1mo. + 3.187%), 9/17/2037 (n)	250,000	249,753
MF1 2022-FL8 Ltd., “B”, FLR, 6.269% (SOFR - 30 day + 1.95%), 2/19/2037 (n)	100,000	97,611
MF1 2024-FL15 Ltd., “AS”, FLR, 6.36% (SOFR - 1mo. + 2.04%), 8/18/2041 (n)	100,000	99,750
MF1 2024-FL16 Ltd., “A”, FLR, 5.861% (SOFR - 1mo. + 1.541%), 11/18/2039 (n)	154,790	154,596
MSWF Commercial Mortgage Trust, 2023-2, “A5”, 6.014%, 12/15/2056	69,165	73,834
Nissan Master Owner Trust, 2024-A, “A”, FLR, 5.015% (SOFR - 1mo. + 0.67%), 2/15/2028 (n)	100,000	100,119
OBX Trust, 2024-NQM10, “A2”, 6.332%, 5/25/2064 (n)	82,134	82,867
OBX Trust, 2024-NQM15, “A1”, 5.316%, 10/25/2064 (n)	90,414	90,326
OneMain Financial Issuance Trust, 2022-3A, “A”, 5.94%, 5/15/2034 (n)	66,261	66,584
Palmer Square Loan Funding 2024-3A Ltd., “A-2”, FLR, 5.947% (SOFR - 3mo. + 1.65%), 8/08/2032 (n)	250,000	249,437
PFP III 2024-11 Ltd., “11A”, FLR, 6.133% (SOFR - 1mo. + 1.83239%), 9/17/2039 (n)	160,977	160,496
Ready Capital Mortgage Financing LLC, 2022-FL9, FLR, 7.438% (SOFR - 1mo. + 3.111%), 6/25/2037 (n)	250,000	250,000
Santander Drive Auto Receivables Trust, 2025-1, “A2”, 4.76%, 8/16/2027	116,886	116,889
SBNA Auto Lease Trust, 2024-C, “A2”, 4.94%, 11/20/2026 (n)	6,614	6,617
Venture CLO 43 Ltd., 2021-43A, “BR”, FLR, 6.106% (SOFR - 3mo. + 1.85%), 4/15/2034 (n)	150,000	147,657
Verus Securitization Trust, 2024-8, “A1”, 5.364%, 10/25/2069 (n)	92,473	92,347
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	38,324	38,644
Wells Fargo Commercial Mortgage Trust, 2017-RB1, “A5”, 3.635%, 3/15/2050	175,000	168,602
		$4,793,779
Automotive – 0.5%
Stellantis Finance US, Inc., 2.691%, 9/15/2031 (n)	$200,000	$ 164,925
MCBFS-ANN
1

MFS Core Bond Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Broadcasting – 0.2%
Walt Disney Co., 3.5%, 5/13/2040	$68,000	$ 55,097
Brokerage & Asset Managers – 1.6%
Charles Schwab Corp., 5.853% to 5/19/2033, FLR (SOFR - 1 day + 2.5%) to 5/19/2034	$198,000	$ 206,880
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	103,000	91,989
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	43,000	42,801
LPL Holdings, Inc., 6.75%, 11/17/2028	11,000	11,693
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	178,000	169,602
		$522,965
Building – 0.3%
Masco Corp., 2%, 2/15/2031	$117,000	$ 99,148
Business Services – 1.4%
Equinix, Inc., 1.8%, 7/15/2027	$83,000	$ 78,515
Equinix, Inc., 2.5%, 5/15/2031	69,000	60,416
Fiserv, Inc., 2.65%, 6/01/2030	88,000	79,489
Global Payments, Inc., 1.2%, 3/01/2026	87,000	84,267
Global Payments, Inc., 2.9%, 11/15/2031	77,000	66,818
Verisk Analytics, Inc., 5.75%, 4/01/2033	70,000	72,476
		$441,981
Cable TV – 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$69,000	$ 69,845
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	98,000	79,511
Cox Communications, Inc., 1.8%, 10/01/2030 (n)	88,000	75,094
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	58,000	66,019
		$290,469
Computer Software – 0.3%
Oracle Corp., 4.9%, 2/06/2033	$22,000	$ 21,627
Roper Technologies, Inc., 2%, 6/30/2030	89,000	77,878
		$99,505
Conglomerates – 0.4%
Westinghouse Air Brake Technologies Corp., 3.2%, 6/15/2025	$129,000	$ 128,706
Consumer Products – 0.2%
Kenvue, Inc., 4.9%, 3/22/2033	$60,000	$ 60,728
Consumer Services – 0.4%
Booking Holdings, Inc., 4.625%, 4/13/2030	$138,000	$ 139,088
Electrical Equipment – 0.4%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$147,000	$ 126,024
Electronics – 0.5%
Broadcom, Inc., 4.3%, 11/15/2032	$63,000	$ 60,212
Broadcom, Inc., 4.926%, 5/15/2037 (n)	108,000	103,437
		$163,649
2

MFS Core Bond Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Integrated – 0.7%
Eni S.p.A., 5.5%, 5/15/2034 (n)	$208,000	$ 206,146
Financial Institutions – 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/2026	$150,000	$ 145,103
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	79,000	78,403
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	78,000	75,513
		$299,019
Food & Beverages – 1.8%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	$163,000	$ 148,970
Anheuser-Busch InBev Worldwide, Inc., 8%, 11/15/2039	123,000	154,242
Diageo Capital PLC, 2.375%, 10/24/2029	200,000	184,204
Mars, Inc., 5.2%, 3/01/2035 (n)	81,000	81,318
		$568,734
Gaming & Lodging – 0.7%
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	$64,000	$ 63,938
Las Vegas Sands Corp., 3.9%, 8/08/2029	65,000	60,353
Marriott International, Inc., 4.625%, 6/15/2030	108,000	107,342
		$231,633
Insurance – 0.8%
Corebridge Financial, Inc., 3.9%, 4/05/2032	$82,000	$ 75,498
Corebridge Financial, Inc., 5.75%, 1/15/2034	42,000	42,808
Metropolitan Life Global Funding I, 3.3%, 3/21/2029 (n)	150,000	144,224
		$262,530
Insurance - Health – 0.1%
Humana, Inc., 5.875%, 3/01/2033	$38,000	$ 38,915
Insurance - Property & Casualty – 0.7%
Aon Corp., 4.5%, 12/15/2028	$61,000	$ 61,283
Brown & Brown, Inc., 4.2%, 3/17/2032	84,000	78,231
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	85,000	86,383
		$225,897
Machinery & Tools – 0.9%
Ashtead Capital, Inc., 5.5%, 8/11/2032 (n)	$200,000	$ 198,320
CNH Industrial Capital LLC, 1.875%, 1/15/2026	79,000	77,400
		$275,720
Major Banks – 7.3%
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	$302,000	$ 262,447
Capital One Financial Corp., 3.273% to 3/01/2029, FLR (SOFR - 1 day + 1.79%) to 3/01/2030	160,000	150,779
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	150,000	144,433
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	150,000	157,287
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	172,000	157,095
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032	98,000	84,415
JPMorgan Chase & Co., 4.323% to 4/26/2027, FLR (SOFR - 1 day + 1.56%) to 4/26/2028	74,000	73,904
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	72,000	65,807
JPMorgan Chase & Co., 2.963% to 1/25/2032, FLR (SOFR - 1 day + 1.26%) to 1/25/2033	69,000	61,163
JPMorgan Chase & Co., 3.109% to 4/22/2040, FLR (SOFR - 1 day + 2.46%) to 4/22/2041	102,000	77,212
JPMorgan Chase & Co., 3.157% to 4/22/2041, FLR (SOFR - 1 day + 1.46%) to 4/22/2042	152,000	113,433
3

MFS Core Bond Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Mitsubishi UFJ Financial Group, Inc., 5.615%, 4/24/2036	$200,000	$ 204,316
Morgan Stanley, 1.512% to 7/20/2026, FLR (SOFR - 1 day + 0.858%) to 7/20/2027	131,000	126,475
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	97,000	88,601
Morgan Stanley, 2.943% to 1/21/2032, FLR (SOFR - 1 day + 1.29%) to 1/21/2033	127,000	111,554
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035	147,000	149,828
UBS Group AG, 2.095% to 2/11/2031, FLR (CMT - 1yr. + 1.0%) to 2/11/2032 (n)	200,000	170,876
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	162,000	145,456
		$2,345,081
Medical & Health Technology & Services – 1.1%
Adventist Health System/West, 5.43%, 3/01/2032	$75,000	$ 75,516
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	200,000	180,071
CVS Health Corp., 5.3%, 6/01/2033	85,000	84,419
		$340,006
Metals & Mining – 0.9%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)	$200,000	$ 205,061
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	87,000	77,072
		$282,133
Midstream – 1.6%
DCP Midstream Operating LP, 3.25%, 2/15/2032	$167,000	$ 143,477
Plains All American Pipeline LP, 3.8%, 9/15/2030	174,000	163,999
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	75,000	73,969
Targa Resources Corp., 6.125%, 3/15/2033	138,000	142,012
		$523,457
Mortgage-Backed – 25.2%
Fannie Mae, 5.352%, 2/25/2045 (n)	$28,184	$ 28,052
Fannie Mae, 3.5%, 3/01/2046	26,007	23,984
Fannie Mae, 3%, 8/01/2046	27,687	24,644
Fannie Mae, TBA, 5%, 5/25/2055	100,000	97,882
Fannie Mae, UMBS, 2.5%, 5/01/2037 - 5/01/2052	1,282,531	1,075,433
Fannie Mae, UMBS, 5%, 10/01/2037 - 6/01/2053	196,965	193,440
Fannie Mae, UMBS, 5.5%, 10/01/2038 - 11/01/2053	95,137	95,256
Fannie Mae, UMBS, 2%, 7/01/2042 - 7/01/2052	542,352	446,247
Fannie Mae, UMBS, 3%, 5/01/2043 - 8/01/2052	361,816	315,164
Fannie Mae, UMBS, 3.5%, 7/01/2043 - 3/01/2055	232,650	211,735
Fannie Mae, UMBS, 4%, 9/01/2046 - 11/01/2052	145,928	136,894
Fannie Mae, UMBS, 1.5%, 6/01/2051	82,025	61,993
Fannie Mae, UMBS, 4.5%, 6/01/2052 - 9/01/2052	99,941	95,821
Fannie Mae, UMBS, 6%, 11/01/2052 - 7/01/2054	182,275	185,255
Freddie Mac, 2.57%, 7/25/2026	74,909	73,552
Freddie Mac, 3.117%, 6/25/2027	100,000	98,170
Freddie Mac, UMBS, 2%, 3/01/2037 - 11/01/2051	103,487	91,688
Freddie Mac, UMBS, 2.5%, 5/01/2037 - 6/01/2052	84,175	70,249
Freddie Mac, UMBS, 3%, 10/01/2037 - 6/01/2052	409,323	362,926
Freddie Mac, UMBS, 3.5%, 1/01/2041 - 5/01/2052	173,818	159,615
Freddie Mac, UMBS, 1.5%, 3/01/2051	36,578	27,718
Freddie Mac, UMBS, 4%, 7/01/2052	190,610	178,143
Freddie Mac, UMBS, 4.5%, 10/01/2052	126,193	120,910
Freddie Mac, UMBS, 5.5%, 4/01/2053 - 6/01/2053	221,515	222,362
Freddie Mac, UMBS, 6.5%, 8/01/2053	24,670	25,480
4

MFS Core Bond Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, UMBS, 5%, 11/01/2053	$92,780	$ 90,997
Freddie Mac, UMBS, 6%, 3/01/2054 - 6/01/2054	134,768	136,734
Ginnie Mae, 4.533%, 9/20/2041	25,170	24,500
Ginnie Mae, 3%, 1/20/2051 - 11/20/2052	314,278	278,343
Ginnie Mae, 2%, 2/20/2052 - 6/20/2052	329,315	268,714
Ginnie Mae, 2.5%, 2/20/2052 - 4/20/2052	452,869	386,011
Ginnie Mae, 3.5%, 6/20/2052 - 9/20/2052	240,268	218,678
Ginnie Mae, 4%, 7/20/2052 - 10/20/2052	126,259	118,018
Ginnie Mae, 4.5%, 9/20/2052 - 5/20/2053	317,431	305,537
Ginnie Mae, 5%, 1/20/2053 - 5/20/2053	233,778	230,249
Ginnie Mae, 5.5%, 2/20/2053 - 1/20/2055	231,277	231,750
Ginnie Mae, 6.5%, 7/20/2054	47,058	48,169
Ginnie Mae, TBA, 5.5%, 5/15/2055	50,000	49,973
Ginnie Mae, TBA, 6%, 6/15/2055	125,000	126,318
UMBS, TBA, 2.5%, 5/25/2040 - 6/25/2055	325,000	275,108
UMBS, TBA, 2%, 5/25/2055	425,000	337,008
UMBS, TBA, 4%, 5/25/2055	125,000	116,481
UMBS, TBA, 3%, 6/25/2055	250,000	216,965
UMBS, TBA, 6.5%, 6/25/2055	200,000	205,774
		$8,087,940
Municipals – 0.6%
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 6.352%, 7/01/2049	$95,000	$ 95,290
Rhode Island Student Loan Authority Education Loan Rev., Taxable, “1”, 6.081%, 12/01/2042	85,000	86,633
		$181,923
Natural Gas - Distribution – 0.2%
NiSource, Inc., 5.65%, 2/01/2045	$73,000	$ 69,918
Network & Telecom – 0.2%
Verizon Communications, Inc., 2.55%, 3/21/2031	$57,000	$ 50,752
Oils – 0.2%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$83,000	$ 66,593
Other Banks & Diversified Financials – 0.4%
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	$148,000	$ 139,455
Pollution Control – 0.6%
Waste Management, Inc., 4.875%, 2/15/2034	$179,000	$ 179,787
Real Estate - Office – 0.3%
Boston Properties LP, REIT, 5.75%, 1/15/2035	$105,000	$ 103,553
Retailers – 0.5%
Alimentation Couche-Tard, Inc., 2.95%, 1/25/2030 (n)	$62,000	$ 57,308
Alimentation Couche-Tard, Inc., 3.439%, 5/13/2041 (n)	117,000	85,960
		$143,268
Specialty Stores – 0.3%
Genuine Parts Co., 2.75%, 2/01/2032	$115,000	$ 98,626
5

MFS Core Bond Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – 1.1%
Crown Castle, Inc., REIT, 3.65%, 9/01/2027	$79,000	$ 77,259
Rogers Communications, Inc., 3.8%, 3/15/2032	146,000	133,435
T-Mobile USA, Inc., 2.05%, 2/15/2028	69,000	64,884
T-Mobile USA, Inc., 4.5%, 4/15/2050	83,000	67,334
Vodafone Group PLC, 5.625%, 2/10/2053	22,000	20,406
		$363,318
Tobacco – 0.9%
B.A.T. International Finance PLC, 4.448%, 3/16/2028	$158,000	$ 158,182
Philip Morris International, Inc., 5.125%, 11/17/2027	25,000	25,532
Philip Morris International, Inc., 5.625%, 11/17/2029	11,000	11,529
Philip Morris International, Inc., 5.125%, 2/15/2030	52,000	53,341
Philip Morris International, Inc., 5.75%, 11/17/2032	48,000	50,356
		$298,940
Transportation - Services – 0.1%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$36,000	$ 41,051
U.S. Treasury Obligations – 27.2%
U.S. Treasury Bonds, 2.375%, 2/15/2042	$1,548,000	$ 1,134,938
U.S. Treasury Bonds, 4.375%, 8/15/2043	150,000	144,633
U.S. Treasury Bonds, 4.75%, 11/15/2043	100,000	101,031
U.S. Treasury Bonds, 4.5%, 2/15/2044	580,000	566,746
U.S. Treasury Bonds, 2.25%, 2/15/2052 (f)	900,000	556,453
U.S. Treasury Bonds, 4%, 11/15/2052	383,000	339,718
U.S. Treasury Bonds, 4.75%, 11/15/2053	80,000	80,447
U.S. Treasury Bonds, 4.25%, 2/15/2054	420,000	388,910
U.S. Treasury Notes, 4%, 1/15/2027	1,150,000	1,156,289
U.S. Treasury Notes, 4.125%, 2/15/2027	810,000	816,455
U.S. Treasury Notes, 2.5%, 3/31/2027	850,000	832,602
U.S. Treasury Notes, 4.5%, 4/15/2027	1,170,000	1,189,332
U.S. Treasury Notes, 4.25%, 6/30/2029	1,115,000	1,139,478
U.S. Treasury Notes, 4.125%, 11/15/2032	200,000	201,969
U.S. Treasury Notes, 4.25%, 11/15/2034	60,000	60,459
		$8,709,460
Utilities - Electric Power – 1.4%
American Electric Power Co., Inc., 5.95%, 11/01/2032	$43,000	$ 44,912
Duke Energy Carolinas LLC, 4.95%, 1/15/2033	118,000	118,683
Duke Energy Progress LLC, 3.45%, 3/15/2029	118,000	114,476
Pacific Gas & Electric Co., 2.1%, 8/01/2027	82,000	77,223
Pacific Gas & Electric Co., 3%, 6/15/2028	108,000	102,222
		$457,516
Utilities - Gas – 0.5%
East Ohio Gas Co., 2%, 6/15/2030 (n)	$176,000	$ 154,681
Total Bonds (Identified Cost, $32,114,110)		$31,832,116
6

MFS Core Bond Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 4.0%
Money Market Funds – 4.0%
MFS Institutional Money Market Portfolio, 4.36% (v) (Identified Cost, $1,287,229)	1,287,229	$ 1,287,229
Other Assets, Less Liabilities – (3.2)%		(1,030,046)
Net Assets – 100.0%		$32,089,299
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,287,229 and $31,832,116, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,596,506, representing 20.6% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Derivative Contracts at 4/30/25
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	7	$1,457,039	June – 2025	$13,510
U.S. Treasury Note 5 yr	Long	USD	12	1,310,344	June – 2025	29,207
						$42,717
Liability Derivatives
Interest Rate Futures
U.S. Treasury Ultra Bond 30 yr	Long	USD	6	$726,187	June – 2025	$(14,320)
At April 30, 2025, the fund had liquid securities with an aggregate value of $61,210 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
7

MFS Core Bond Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 4/30/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $32,114,110)	$31,832,116
Investments in affiliated issuers, at value (identified cost, $1,287,229)	1,287,229
Cash	7,819
Receivables for
Investments sold	214,049
TBA sale commitments	650,728
Fund shares sold	413
Interest and dividends	224,902
Receivable from investment adviser	26,651
Other assets	199
Total assets	$34,244,106
Liabilities
Payables for
Distributions	$200
Net daily variation margin on open futures contracts	2,108
TBA purchase commitments	2,073,709
Fund shares reacquired	1,205
Payable to affiliates
Administrative services fee	94
Shareholder servicing costs	1,083
Distribution and service fees	118
Payable for independent Trustees' compensation	9
Accrued expenses and other liabilities	76,281
Total liabilities	$2,154,807
Net assets	$32,089,299
Net assets consist of
Paid-in capital	$33,057,663
Total distributable earnings (loss)	(968,364)
Net assets	$32,089,299
Shares of beneficial interest outstanding	3,334,313
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$3,416,698	355,210	$9.62
Class C	1,184,695	123,255	9.61
Class I	327,561	34,011	9.63
Class R1	63,961	6,647	9.62
Class R2	53,922	5,602	9.62
Class R3	78,092	8,114	9.62
Class R4	54,697	5,683	9.63
Class R6	26,909,673	2,795,791	9.63
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $10.05 [100 / 95.75 x $9.62]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
8

MFS Core Bond Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 4/30/25 Net investment income (loss)
Income
Interest	$1,420,864
Dividends from affiliated issuers	77,077
Total investment income	$1,497,941
Expenses
Management fee	$100,088
Distribution and service fees	19,706
Shareholder servicing costs	7,115
Administrative services fee	17,500
Independent Trustees' compensation	3,004
Custodian fee	17,314
Shareholder communications	8,179
Audit and tax fees	76,123
Legal fees	804
Registration fees	108,409
Miscellaneous	40,680
Total expenses	$398,922
Fees paid indirectly	(82)
Reduction of expenses by investment adviser	(275,509)
Net expenses	$123,331
Net investment income (loss)	$1,374,610
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$28,194
Affiliated issuers	151
Futures contracts	(89,291)
Net realized gain (loss)	$(60,946)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$911,632
Futures contracts	109,042
Net unrealized gain (loss)	$1,020,674
Net realized and unrealized gain (loss)	$959,728
Change in net assets from operations	$2,334,338
See Notes to Financial Statements
9

MFS Core Bond Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	4/30/25	4/30/24
Change in net assets
From operations
Net investment income (loss)	$1,374,610	$1,275,657
Net realized gain (loss)	(60,946)	(308,802)
Net unrealized gain (loss)	1,020,674	(1,151,058)
Change in net assets from operations	$2,334,338	$(184,203)
Total distributions to shareholders	$(1,440,208)	$(1,342,532)
Change in net assets from fund share transactions	$1,996,029	$3,747,306
Total change in net assets	$2,890,159	$2,220,571
Net assets
At beginning of period	29,199,140	26,978,569
At end of period	$32,089,299	$29,199,140
See Notes to Financial Statements
10

MFS Core Bond Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	4/30/25	4/30/24	4/30/23(c)
Net asset value, beginning of period	$9.33	$9.86	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.41	$0.41	$0.32
Net realized and unrealized gain (loss)	0.31	(0.51)	(0.15)
Total from investment operations	$0.72	$(0.10)	$0.17
Less distributions declared to shareholders
From net investment income	$(0.43)	$(0.43)	$(0.31)
Net asset value, end of period (x)	$9.62	$9.33	$9.86
Total return (%) (r)(s)(t)(x)	7.80	(1.00)	1.75(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.51	1.27	1.59(a)
Expenses after expense reductions (f)	0.61	0.61	0.60(a)
Net investment income (loss)	4.24	4.31	3.85(a)
Portfolio turnover rate	139	100	129(n)
Net assets at end of period (000 omitted)	$3,417	$2,643	$947
Supplemental Ratios (%):
Portfolio turnover rate (excluding TBA transactions) (e)	40	53	N/A
Class C	Year ended
	4/30/25	4/30/24	4/30/23(c)
Net asset value, beginning of period	$9.32	$9.85	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.34	$0.34	$0.26
Net realized and unrealized gain (loss)	0.31	(0.51)	(0.16)
Total from investment operations	$0.65	$(0.17)	$0.10
Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.36)	$(0.25)
Net asset value, end of period (x)	$9.61	$9.32	$9.85
Total return (%) (r)(s)(t)(x)	7.01	(1.71)	1.06(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.26	2.02	3.12(a)
Expenses after expense reductions (f)	1.36	1.37	1.35(a)
Net investment income (loss)	3.49	3.56	3.12(a)
Portfolio turnover rate	139	100	129(n)
Net assets at end of period (000 omitted)	$1,185	$1,051	$391
Supplemental Ratios (%):
Portfolio turnover rate (excluding TBA transactions) (e)	40	53	N/A

See Notes to Financial Statements
11

MFS Core Bond Fund
Financial Highlights - continued
Class I	Year ended
	4/30/25	4/30/24	4/30/23(c)
Net asset value, beginning of period	$9.33	$9.86	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.43	$0.44	$0.35
Net realized and unrealized gain (loss)	0.32	(0.51)	(0.16)
Total from investment operations	$0.75	$(0.07)	$0.19
Less distributions declared to shareholders
From net investment income	$(0.45)	$(0.46)	$(0.33)
Net asset value, end of period (x)	$9.63	$9.33	$9.86
Total return (%) (r)(s)(t)(x)	8.17	(0.76)	1.95(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.26	1.03	1.36(a)
Expenses after expense reductions (f)	0.36	0.36	0.35(a)
Net investment income (loss)	4.50	4.56	4.19(a)
Portfolio turnover rate	139	100	129(n)
Net assets at end of period (000 omitted)	$328	$466	$445
Supplemental Ratios (%):
Portfolio turnover rate (excluding TBA transactions) (e)	40	53	N/A
Class R1	Year ended
	4/30/25	4/30/24	4/30/23(c)
Net asset value, beginning of period	$9.33	$9.86	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.34	$0.34	$0.25
Net realized and unrealized gain (loss)	0.31	(0.51)	(0.15)
Total from investment operations	$0.65	$(0.17)	$0.10
Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.36)	$(0.24)
Net asset value, end of period (x)	$9.62	$9.33	$9.86
Total return (%) (r)(s)(t)(x)	6.99	(1.74)	1.09(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.25	2.03	2.20(a)
Expenses after expense reductions (f)	1.36	1.36	1.35(a)
Net investment income (loss)	3.49	3.56	2.97(a)
Portfolio turnover rate	139	100	129(n)
Net assets at end of period (000 omitted)	$64	$60	$51
Supplemental Ratios (%):
Portfolio turnover rate (excluding TBA transactions) (e)	40	53	N/A

See Notes to Financial Statements
12

MFS Core Bond Fund
Financial Highlights - continued
Class R2	Year ended
	4/30/25	4/30/24	4/30/23(c)
Net asset value, beginning of period	$9.34	$9.86	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.38	$0.39	$0.29
Net realized and unrealized gain (loss)	0.31	(0.50)	(0.14)
Total from investment operations	$0.69	$(0.11)	$0.15
Less distributions declared to shareholders
From net investment income	$(0.41)	$(0.41)	$(0.29)
Net asset value, end of period (x)	$9.62	$9.34	$9.86
Total return (%) (r)(s)(t)(x)	7.41	(1.15)	1.52(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.76	1.53	1.70(a)
Expenses after expense reductions (f)	0.86	0.86	0.85(a)
Net investment income (loss)	3.99	4.06	3.47(a)
Portfolio turnover rate	139	100	129(n)
Net assets at end of period (000 omitted)	$54	$50	$51
Supplemental Ratios (%):
Portfolio turnover rate (excluding TBA transactions) (e)	40	53	N/A
Class R3	Year ended
	4/30/25	4/30/24	4/30/23(c)
Net asset value, beginning of period	$9.34	$9.86	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.41	$0.41	$0.31
Net realized and unrealized gain (loss)	0.30	(0.50)	(0.14)
Total from investment operations	$0.71	$(0.09)	$0.17
Less distributions declared to shareholders
From net investment income	$(0.43)	$(0.43)	$(0.31)
Net asset value, end of period (x)	$9.62	$9.34	$9.86
Total return (%) (r)(s)(t)(x)	7.68	(0.90)	1.74(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.51	1.28	1.45(a)
Expenses after expense reductions (f)	0.62	0.61	0.60(a)
Net investment income (loss)	4.23	4.31	3.71(a)
Portfolio turnover rate	139	100	129(n)
Net assets at end of period (000 omitted)	$78	$50	$51
Supplemental Ratios (%):
Portfolio turnover rate (excluding TBA transactions) (e)	40	53	N/A

See Notes to Financial Statements
13

MFS Core Bond Fund
Financial Highlights - continued
Class R4	Year ended
	4/30/25	4/30/24	4/30/23(c)
Net asset value, beginning of period	$9.34	$9.86	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.43	$0.44	$0.33
Net realized and unrealized gain (loss)	0.31	(0.50)	(0.14)
Total from investment operations	$0.74	$(0.06)	$0.19
Less distributions declared to shareholders
From net investment income	$(0.45)	$(0.46)	$(0.33)
Net asset value, end of period (x)	$9.63	$9.34	$9.86
Total return (%) (r)(s)(t)(x)	8.06	(0.65)	1.95(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.26	1.03	1.20(a)
Expenses after expense reductions (f)	0.37	0.36	0.35(a)
Net investment income (loss)	4.49	4.56	3.96(a)
Portfolio turnover rate	139	100	129(n)
Net assets at end of period (000 omitted)	$55	$51	$51
Supplemental Ratios (%):
Portfolio turnover rate (excluding TBA transactions) (e)	40	53	N/A
Class R6	Year ended
	4/30/25	4/30/24	4/30/23(c)
Net asset value, beginning of period	$9.34	$9.86	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.44	$0.44	$0.34
Net realized and unrealized gain (loss)	0.31	(0.50)	(0.15)
Total from investment operations	$0.75	$(0.06)	$0.19
Less distributions declared to shareholders
From net investment income	$(0.46)	$(0.46)	$(0.33)
Net asset value, end of period (x)	$9.63	$9.34	$9.86
Total return (%) (r)(s)(t)(x)	8.10	(0.62)	1.97(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.22	1.00	1.18(a)
Expenses after expense reductions (f)	0.33	0.33	0.33(a)
Net investment income (loss)	4.52	4.59	3.99(a)
Portfolio turnover rate	139	100	129(n)
Net assets at end of period (000 omitted)	$26,910	$24,828	$24,992
Supplemental Ratios (%):
Portfolio turnover rate (excluding TBA transactions) (e)	40	53	N/A

See Notes to Financial Statements
14

MFS Core Bond Fund
Financial Highlights - continued
(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, June 22, 2022, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(e)	Portfolio turnover rate (excluding TBA transactions) is disclosed beginning with the period ending April 30, 2024. Refer to Note 2 for more information on TBA transactions and mortgage dollar rolls.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
15

MFS Core Bond Fund
Notes to Financial Statements
(1)  Business and Organization
MFS Core Bond Fund (the fund) is a diversified series of MFS Series Trust XII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data.
16

MFS Core Bond Fund
Notes to Financial Statements  - continued
Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of April 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$8,709,460	$—	$8,709,460
Municipal Bonds	—	181,923	—	181,923
U.S. Corporate Bonds	—	7,227,939	—	7,227,939
Residential Mortgage-Backed Securities	—	8,691,118	—	8,691,118
Commercial Mortgage-Backed Securities	—	949,727	—	949,727
Asset-Backed Securities (including CDOs)	—	3,240,874	—	3,240,874
Foreign Bonds	—	2,831,075	—	2,831,075
Investment Companies	1,287,229	—	—	1,287,229
Total	$1,287,229	$31,832,116	$—	$33,119,345
Other Financial Instruments
Futures Contracts – Assets	$42,717	$—	$—	$42,717
Futures Contracts – Liabilities	(14,320)	—	—	(14,320)
For further information regarding security characteristics, see the Portfolio of Investments.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2025 as reported in the Statement of Assets and Liabilities:
17

MFS Core Bond Fund
Notes to Financial Statements  - continued
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$42,717	$(14,320)
(a) Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended April 30, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(89,291)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the year ended April 30, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$109,042
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
18

MFS Core Bond Fund
Notes to Financial Statements  - continued
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell mortgage-backed securities on a “To Be Announced” (TBA) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities, as applicable. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. As such, these transactions may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates including and excluding TBA transactions are presented in the Financial Highlights. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions.  The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party.  Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other.  This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended April 30, 2025, is shown as a reduction of total expenses in the Statement of Operations.
19

MFS Core Bond Fund
Notes to Financial Statements  - continued
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to derivative transactions.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 4/30/25	Year ended 4/30/24
Ordinary income (including any short-term capital gains)	$1,440,208	$1,342,532
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/25
Cost of investments	$33,426,663
Gross appreciation	298,109
Gross depreciation	(577,030)
Net unrealized appreciation (depreciation)	$(278,921)
Undistributed ordinary income	168,457
Capital loss carryforwards	(737,910)
Other temporary differences	(119,990)
Total distributable earnings (loss)	$(968,364)
As of April 30, 2025, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(265,374)
Long-Term	(472,536)
Total	$(737,910)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
20

MFS Core Bond Fund
Notes to Financial Statements  - continued
	Year ended 4/30/25	Year ended 4/30/24
Class A	$134,260	$91,006
Class C	41,571	32,793
Class I	13,027	21,782
Class R1	2,325	2,239
Class R2	2,218	2,140
Class R3	3,029	2,273
Class R4	2,511	2,408
Class R6	1,241,267	1,187,891
Total	$1,440,208	$1,342,532
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:
Up to $1 billion	0.325%
In excess of $1 billion and up to $2.5 billion	0.31%
In excess of $2.5 billion	0.30%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until August 31, 2026. For the year ended April 30, 2025, this management fee reduction amounted to $4,161, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended April 30, 2025 was equivalent to an annual effective rate of 0.31% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	C	I	R1	R2	R3	R4	R6
0.64%	1.39%	0.39%	1.39%	0.89%	0.64%	0.39%	0.33%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2025. For the year ended April 30, 2025, this reduction amounted to $271,348, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $164 for the year ended April 30, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
21

MFS Core Bond Fund
Notes to Financial Statements  - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 7,491
Class C	0.75%	0.25%	1.00%	1.00%	11,157
Class R1	0.75%	0.25%	1.00%	1.00%	628
Class R2	0.25%	0.25%	0.50%	0.50%	263
Class R3	—	0.25%	0.25%	0.25%	167
Total Distribution and Service Fees					$19,706
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended April 30, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the year ended April 30, 2025.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended April 30, 2025, were as follows:
Amount
Class A	$11
Class C	23
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended April 30, 2025, the fee was $3,357, which equated to 0.0109% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended April 30, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $3,758.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended April 30, 2025 was equivalent to an annual effective rate of 0.0567% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
At April 30, 2025, MFS held approximately 70% and 100% of the outstanding shares of Class R3 and Class R6, and 100% of the outstanding shares of Class R1, Class R2, and Class R4.
MFS purchases or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
6/23/2023	Purchase	Class R1	1,044	$10,154
8/19/2024	Redemption	Class A	21,820	214,710
22

MFS Core Bond Fund
Notes to Financial Statements  - continued
(4)  Portfolio Securities
For the year ended April 30, 2025, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$40,665,045	$39,538,076
Non-U.S. Government securities	3,468,999	2,724,544
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 4/30/25		Year ended 4/30/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	179,547	$1,734,477	209,006	$1,999,742
Class C	23,433	225,289	73,439	700,325
Class I	26,215	254,510	2,730	25,554
Class R1	—	—	1,044	10,154
Class R3	2,406	23,891	—	—
Class R6	8,832	85,375	187	1,795
	240,433	$2,323,542	286,406	$2,737,570
Shares issued to shareholders in reinvestment of distributions
Class A	13,852	$133,375	9,558	$91,006
Class C	4,222	40,627	3,424	32,682
Class I	1,357	13,027	2,282	21,782
Class R1	241	2,325	235	2,239
Class R2	230	2,218	224	2,140
Class R3	314	3,029	238	2,273
Class R4	261	2,511	252	2,408
Class R6	128,777	1,241,267	124,415	1,187,891
	149,254	$1,438,379	140,628	$1,342,421
Shares reacquired
Class A	(121,393)	$(1,170,436)	(31,432)	$(293,498)
Class C	(17,158)	(165,549)	(3,822)	(36,404)
Class I	(43,462)	(418,702)	(292)	(2,783)
Class R3	(3)	(26)	—	—
Class R6	(1,169)	(11,179)	—	—
	(183,185)	$(1,765,892)	(35,546)	$(332,685)
Net change
Class A	72,006	$697,416	187,132	$1,797,250
Class C	10,497	100,367	73,041	696,603
Class I	(15,890)	(151,165)	4,720	44,553
Class R1	241	2,325	1,279	12,393
Class R2	230	2,218	224	2,140
Class R3	2,717	26,894	238	2,273
Class R4	261	2,511	252	2,408
Class R6	136,440	1,315,463	124,602	1,189,686
	206,502	$1,996,029	391,488	$3,747,306
23

MFS Core Bond Fund
Notes to Financial Statements  - continued
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended April 30, 2025, the fund’s commitment fee and interest expense were $172 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the year ended April 30, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,083,506	$9,147,632	$9,944,060	$151	$—	$1,287,229
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$77,077	$—
24

MFS Core Bond Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS Core Bond Fund and the Board of Trustees of MFS Series Trust XII
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS Core Bond Fund (the “Fund”) (one of the funds constituting MFS Series Trust XII (the “Trust”)), including the portfolio of investments, as of April 30, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and the period from June 22, 2022 (commencement of operations) through April 30, 2023 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust XII) at April 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the two years in the period then ended and the period from June 22, 2022 (commencement of operations) through April 30, 2023, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
June 13, 2025
25

MFS Core Bond Fund
Results of Shareholder Meeting (unaudited)
At a special meeting of shareholders of MFS Series Trust XII, which was held on November 14, 2024, the following action was taken:
Item 1: To elect the following individuals as Trustees, effective January 1, 2025:
	Number of Dollars
Nominee	For	Against/Withheld
Steven E. Buller	2,560,251,800.049	50,047,454.697
John A. Caroselli	2,550,653,388.160	59,645,866.376
Maureen R. Goldfarb	2,545,243,569.344	65,055,685.210
Peter D. Jones	2,551,269,018.791	59,030,235.745
John P. Kavanaugh	2,550,561,372.721	59,737,881.814
James W. Kilman, Jr.	2,550,172,878.682	60,126,375.853
Clarence Otis, Jr.	2,551,247,004.181	59,052,250.354
Michael W. Roberge	2,550,009,104.740	60,290,149.795
Maryanne L. Roepke	2,545,419,366.917	64,879,887.637
Paula E. Smith	2,534,933,959.058	75,365,295.496
Laurie J. Thomsen	2,544,782,084.655	65,517,169.899
Darrell A. Williams	2,540,912,957.455	69,386,297.081
26

MFS Core Bond Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2025 income tax forms in January 2026. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).
27

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Core Bond Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Core Bond Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Core Bond Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
28

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Attached hereto as EX-99.COE.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST XII

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   June 13, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  June 13, 2025

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  June 13, 2025

*  Print name and title of each signing officer under his or her signature.